Registration No. 333-05593
                                                      Registration No. 811-07659
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 26                                   [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 93                                                  [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                 ROBIN WAGNER
                          VICE PRESIDENT AND COUNSEL
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                             PETER E. PANARITES, ESQ
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON, D.C. 20007

         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X]    On May 1, 2003 pursuant to paragraph (b) of Rule 485.

  [ ]    After filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Equitable Accumulator(R)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2003

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.


--------------------------------------------------------------------------------

WHAT IS THE EQUITABLE ACCUMULATOR(R)?

Equitable Accumulator(R) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or fixed maturity options ("investment options"). This contract is offered in Oregon only.

--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond              o EQ/Calvert Socially Responsible
o AXA Premier VIP Health Care            o EQ/Capital Guardian International
o AXA Premier VIP International Equity   o EQ/Capital Guardian Research
o AXA Premier VIP Large Cap Core         o EQ/Capital Guardian U.S. Equity
  Equity                                 o EQ/Emerging Markets Equity
o AXA Premier VIP Large Cap Growth       o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Value        o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap          o EQ/FI Mid Cap
  Growth                                 o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/High Yield
o AXA Premier VIP Technology             o EQ/J.P. Morgan Core Bond
o EQ/Aggressive Stock                    o EQ/Janus Large Cap Growth
o EQ/Alliance Common Stock               o EQ/Lazard Small Cap Value
o EQ/Alliance Growth and Income          o EQ/Marsico Focus
o EQ/Alliance Intermediate Government    o EQ/Mercury Basic Value Equity
  Securities                             o EQ/MFS Emerging Growth Companies
o EQ/Alliance International              o EQ/MFS Investors Trust
o EQ/Alliance Premier Growth             o EQ/Money Market
o EQ/Alliance Quality Bond               o EQ/Putnam Growth & Income Value
o EQ/Alliance Small Cap Growth           o EQ/Putnam International Equity
o EQ/Alliance Technology                 o EQ/Putnam Voyager
o EQ/Balanced                            o EQ/Small Company Index
o EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

TYPES OF CONTRACTS. We offer the contracts for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.


We offer "Rollover IRA" and "Roth Conversion IRA."

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2003, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X00547
                                                                     Oregon only

Contents of this prospectus


--------------------------------------------------------------------------------

EQUITABLE ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator(R) at a glance -- key features                         8

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FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     13
Condensed financial Information                                             13



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1. CONTRACT FEATURES AND BENEFITS                                           14
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How you can purchase and contribute to your contract                        14
Owner and annuitant requirements                                            17
How you can make your contributions                                         17
What are your investment options under the contract?                        17
Allocating your contributions                                               21
Your benefit base                                                           22
Annuity purchase factors                                                    23
Our baseBUILDER option                                                      23
Guaranteed minimum death benefit                                            24
Your right to cancel within a certain number of days                        25



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        26
--------------------------------------------------------------------------------
Your account value and cash value                                           26
Your contract's value in the variable investment options                    26
Your contract's value in the fixed maturity options                         26
Termination of your contract                                                26


----------------------
"We," "our," and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG
     INVESTMENT OPTIONS                                                     27
--------------------------------------------------------------------------------
Transferring your account value                                             27
Disruptive transfer activity                                                27
Rebalancing your account value                                              27



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     28
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Withdrawing your account value                                              28
How withdrawals are taken from your account value                           29
How withdrawals affect your guaranteed minimum income benefit
     and guaranteed minimum death benefit                                   29
Loans under Rollover TSA contracts                                          29
Surrendering your contract to receive its cash value                        30
When to expect payments                                                     30
Your annuity payout options                                                 30



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5. CHARGES AND EXPENSES                                                     33
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         33
Charges that the Trusts deduct                                              34
Group or sponsored arrangements                                             34
Other distribution arrangements                                             35



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 36
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     36
How death benefit payment is made                                           36
Beneficiary continuation option                                             37



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          38
--------------------------------------------------------------------------------
Overview                                                                    38
Buying a contract to fund a retirement arrangement                          38
Transfers among investment options                                          38
Taxation of nonqualified annuities                                          38
Individual retirement arrangements (IRAs)                                   40
Special rules for contracts funding qualified plans                         41
Tax-Sheltered Annuity contracts (TSAs)                                      41
Federal and state income tax withholding and
     information reporting                                                  43
Impact of taxes to Equitable Life                                           44

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         45
--------------------------------------------------------------------------------
About Separate Account No. 45 and Separate Account No. 49                   45
About the Trusts                                                            45
About our fixed maturity options                                            45
About the general account                                                   46
About other methods of payment                                              46
Dates and prices at which contract events occur                             47
About your voting rights                                                    47
About legal proceedings                                                     48
About our independent accountants                                           48
Financial statements                                                        48
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          48
Distribution of the contracts                                               48



--------------------------------------------------------------------------------
9. INVESTMENT PERFORMANCE                                                   50
--------------------------------------------------------------------------------
Communicating performance data                                              55



--------------------------------------------------------------------------------
10. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1
II -- Purchase considerations for QP contracts                             B-1
III -- Market value adjustment example                                     C-1
IV -- Guaranteed minimum death benefit example                             D-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this prospectus.

                                                            Page
   12 month dollar cost averaging                             22
   account value                                              26
   administrative charge                                      33
   annual ratchet death benefit                               24
   annuitant                                                  17
   annuity maturity date                                      32
   annuity payout options                                     30
   annuity purchase factors                                   23
   automatic investment program                               47
   baseBUILDER                                                23
   baseBUILDER Benefit charge                                 34
   beneficiary                                                36
   Beneficiary Continuation Option ("BCO")                    37
   benefit base                                               22
   business day                                               17
   cash value                                                 26
   charges for state premium and other applicable taxes       34
   contract date                                               9
   contract date anniversary                                   9
   contract year                                               9
   contributions to Roth IRAs                                 41
      regular contributions                                   41
      rollover and direct transfers                           41
      conversion contributions                                41
   contributions to traditional IRAs                          41
      regular contributions                                   41
      rollovers and transfers                                 42
   disability, terminal illness or confinement
      to nursing home                                         34
   disruptive transfer activity                               27
   EQAccess                                                    6
   ERISA                                                      29
   fixed maturity options                                     21
   free look                                                  25
   free withdrawal amount                                     33
   general account                                            46
   General dollar cost averaging                              22
   guaranteed minimum death benefit                           24
   guaranteed minimum income benefit                          24
   IRA                                                     cover
   IRS                                                        38

                                                            Page
   investment options                                      cover
   lifetime required minimum distribution withdrawals         29
   loan reserve account                                       30
   loans under Rollover TSA                                   42
   lump sum withdrawals                                       28
   market adjusted amount                                     21
   market value adjustment                                    21
   market timing                                              27
   maturity dates                                             21
   maturity value                                             21
   Mortality and expense risk charge                          33
   NQ                                                      cover
   participant                                                17
   portfolio                                               cover
   Principal Assurance Allocation                             21
   processing office                                           6
   Protection Plus                                            25
   Protection Plus charge                                     39
   QP                                                      cover
   rate to maturity                                           21
   Rebalancing                                                27
   Rollover IRA                                            cover
   Rollover TSA                                            cover
   roll-up death benefit                                      24
   Roth Conversion IRA                                     cover
   Roth IRA                                                   40
   SAI                                                     cover
   SEC                                                     cover
   self-directed allocation                                   21
   Separate Account 49                                        45
   substantially equal withdrawals                            28
   Successor owner and annuitant                              36
   systematic withdrawals                                     28
   TOPS                                                        6
   TSA                                                     cover
   traditional IRA                                            40
   Trusts                                                  cover
   unit                                                       26
   variable investment options                                17
   wire transmittals                                          46
   withdrawal charge                                          33

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  baseBUILDER                   Guaranteed Minimum Income Benefit
--------------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------
We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094



--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547



--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.



--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for the fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o   change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess.
Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA;

(3) election of the automatic investment program;

(4) election of the rebalancing program;

(5) requests for loans under Rollover TSA contracts;

(6) spousal consent for loans under Rollover TSA contracts;

6  Who is Equitable Life?

(7) requests for withdrawals or surrenders from Rollover TSA contracts;

(8) tax withholding elections;

(9) election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain section 1035 exchanges; and

(12) direct transfers.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options;

(4) contract surrender and withdrawal requests;

(5) death claims;

(6) general dollar cost averaging; and

(7) 12 month dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar cost averaging;

(3) rebalancing;

(4) 12 month dollar cost averaging;

(5) substantially equal withdrawals;

(6) systematic withdrawals and;

(7) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

Equitable Accumulator(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Professional investment     Equitable Accumulator(R)'s variable investment options invest in different portfolios managed by
management                  professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options      o 10 fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years
                              (subject to availability).
                            o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            --------------------------------------------------------------------------------------------------------
                            If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages              o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                              contract                  payments.
                            o On transfers inside the   No tax on transfers among investment options.
                              contract
                            --------------------------------------------------------------------------------------------------------
                            If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), Tax Sheltered
                            Annuity (TSA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                            Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this Prospectus and in the SAI.)
------------------------------------------------------------------------------------------------------------------------------------
baseBUILDER(R) protection   baseBUILDER combines a guaranteed minimum income benefit with a guaranteed minimum death benefit provided under the contract. The guaranteed minimum income benefit provides income protection for you while the annuitant lives. The guaranteed minimum death benefit provides a death benefit for the beneficiary should the annuitant die.
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts        o Initial minimum:          $5,000
                            o Additional minimum:       $1,000 (NQ, QP and Rollover TSA contracts)
                                                        $100 monthly and $300 quarterly under our automatic investment program
                                                        (NQ contracts)
                                                        $50 (IRA contracts)
                            Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million.
------------------------------------------------------------------------------------------------------------------------------------


8 Equitable Accumulator(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Lump sum withdrawals
                       o Several withdrawal options on a periodic basis
                       o Loans under Rollover TSA contracts
                       o Contract surrender
                         You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------------
Payout alternative     o Fixed annuity payout options
                       o Variable Immediate Annuity payout options
                       o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features    o Guaranteed minimum death benefit even if you do not elect baseBuilder
                       o Dollar cost averaging
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually and annually)
                       o Free transfers
                       o Waiver of withdrawal charge for disability, terminal illness or confinement to a nursing home
                       o Protection Plus, an optional death benefit available under certain contracts (subject to state availability)
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges       o Daily charges on amounts invested in variable investment options for mortality and expense risks at a current annual rate of 1.35%.

                       o Annual 0.30% benefit base charge for the optional baseBUILDER benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The annual benefit base charge is
                         0.15% if the 5% roll up to age 70, if available, is elected. The benefit base is described under
                         "Your benefit base" in "Contract features and benefits" later in this Prospectus. If you do not elect baseBUILDER, you still receive a guaranteed minimum death benefit under your contract at no additional charge.

                       o Annual 0.20% Protection Plus charge for this optional death benefit.

                       o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value on the most recent contract date anniversary to calculate the 15% amount available. The charge begins at 7% in the first contract year following a contribution. It declines by 1% each year to 1% in the seventh contract year.
                         There is no withdrawal charge in the eighth and later contract years following a contribution.

                         -----------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                         -----------------------------------------------------------------------------------------------------------

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct a $350 annuity administrative fee from amounts applied to purchase the Variable Immediate
                         Annuity payout options.

                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually,
                         12b-1 fees of 0.25% annually and other expenses.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages   NQ: 0-83
                       Rollover IRA, Roth Conversion
                       IRA, and Rollover TSA: 20-83
                       QP: 20-75
------------------------------------------------------------------------------------------------------------------------------------

                          Equitable Accumulator(R) at a glance -- key features 9

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES, RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.


For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


10 Equitable Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
----------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract, make certain
withdrawals or apply your cash value to certain payout options).(1)                        7.00%

Charge if you elect a Variable Immediate Annuity payout option                             $350
----------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

----------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------------
Mortality and expense risks                                                                1.10%
Administrative                                                                             0.25%
                                                                                           ----
Total annual expenses                                                                      1.35%
----------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect the optional benefit
----------------------------------------------------------------------------------------------------------
baseBUILDER benefit charge(2) (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date
anniversary for which the benefit is in effect)                                            0.30%
----------------------------------------------------------------------------------------------------------
Protection Plus benefit charge (calculated as a percentage of the account value. Deducted annually on each contract date anniversary
for which the benefit is in effect)                                                        0.20%
----------------------------------------------------------------------------------------------------------

                                                                    Fee table 11

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

--------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted        Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or     ------     -------
other expenses)(3)                                                                    0.57%      3.77%


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is determined by the        Contract
     contract year in which you make the withdrawal or surrender         Year
     your contract. For each contribution, we consider the contract      1 ...........7.00%
     year in which we receive that contribution to be "contract year     2 ...........6.00%
     1")                                                                 3 ...........5.00%
                                                                         4 ...........4.00%
                                                                         5 ...........3.00%
                                                                         6 ...........2.00%
                                                                         7 ...........1.00%
                                                                         8+ ..........0.00%

(2) The baseBUILDER benefit charge is 0.15% if the 5% roll up to age 70 is elected.

(3) Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio and each AXA Premier VIP Trust Portfolio pays is used to reduce the Portfolio's expenses. If the table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:

   ------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   Portfolio assets including management          Lowest     Highest
   fees, 12b-1 fees, service fees, and/or other   ------     -------
   expenses) after expense cap                    0.57%      1.85%
   ------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   Portfolio assets including management
   fees, 12b-1 fees, service fees, and/or other   0.43%      1.82%
   expenses) after expense cap and after a
   portion of the brokerage commissions that
   the Portfolio pays is used to reduce the
   Portfolio's expenses.
   ------------------------------------------------------------------

12 Fee table

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner, who has elected baseBUILDER and Protection Plus would pay in the situations illustrated. Since the Protection Plus feature only applies under certain contracts, expenses would be lower for contracts that do not have Protection Plus.

The fixed maturity options and the 12 month dollar cost averaging program are not covered by the example. However, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:

             1 year        3 years        5 years       10 years
Lowest    $   954.10     $ 1,283.64     $ 1,642.97     $ 2,882.83
Highest   $ 1,290.10     $ 2,259.95     $ 3,216.12     $ 5,747.80


If you annuitize at the end of the applicable time period:

             1 year        3 years        5 years       10 years
Lowest      $ 604.10     $ 1,133.64     $ 1,692.97     $ 3,232.83
Highest     $ 940.10     $ 2,109.95     $ 3,266.12     $ 6,097.80


If you do not surrender your contract at the end of the applicable time period:

             1 year       3 years       5 years       10 years
Lowest      $ 254.10   $   783.64     $ 1,342.97     $ 2,882.83
Highest     $ 590.10   $ 1,759.95     $ 2,916.12     $ 5,747.80


CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2002.


                                                                    Fee table 13

1. Contract features and benefits

--------------------------------------------------------------------------------
HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator(R) series contracts with the same annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages      contributions             Source of contributions           Limitations on contributions
----------------------------------------------------------------------------------------------------------------------------
NQ               0 through 83    o  $5,000 (initial)       o After-tax money.                o Additional contributions may
                                 o  $1,000 (additional)                                        be made up to age 84.
                                                           o Paid to us by check or
                                                             transfer of contract value in
                                                             a tax-deferred exchange
                                                             under Section 1035 of the
                                                             Internal Revenue Code.
----------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 83   o  $5,000 (initial)       o Eligible rollover distribu-     o Additional contributions may
                                 o  $50 (additional)         tions from TSA contracts or       be made up to age 84.
                                                             other 403(b) arrangements,
                                                             qualified plans, and govern-    o Contributions after age 70-1/2
                                                             mental EDC plans.                 must be net of required
                                                                                               minimum distributions.
                                                           o Rollovers from another
                                                             traditional individual retire-  o Although we accept regular
                                                             ment arrangement.                 IRA contributions (limited to
                                                                                               $3,000 for each of calendar
                                                           o Direct custodian-to-              years 2003 and 2004) under
                                                             custodian transfers from          rollover IRA contracts, we
                                                             another traditional indi-         intend that this contract be
                                                             vidual retirement                 used primarily for rollover
                                                             arrangement.                      and direct transfer
                                                                                               contributions.
                                                           o Regular IRA contributions.
                                                                                             o Additional catch-up contri-
                                                           o Additional "catch-up"             butions of up to $500 can
                                                             contributions.                    be made for the calendar
                                                                                               years 2003 or 2004 where
                                                                                               the owner is at least age 50
                                                                                               but under age 70-1/2 at any
                                                                                               time during the calendar
                                                                                               year for which the contribu-
                                                                                               tion is made.
----------------------------------------------------------------------------------------------------------------------------

14 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
 Contract type   issue ages      contributions             Source of contributions         Limitations on contributions
----------------------------------------------------------------------------------------------------------------------------
Roth Conversion  20 through 83   o $5,000 (initial)       o Rollovers from another        o Additional contributions may
IRA                              o $50 (additional)         Roth IRA.                       be made up to age 84.

                                                          o Conversion rollovers from a   o Conversion rollovers after
                                                            traditional IRA.                age 70-1/2 must be net of
                                                                                            required minimum distribu-
                                                          o Direct transfers from           tions for the traditional IRA
                                                            another Roth IRA.               you are rolling over.

                                                          o Regular Roth IRA              o You cannot roll over funds
                                                            contributions.                  from a traditional IRA if your
                                                                                            adjusted gross income is
                                                          o Additional catch-up contri-     $100,000 or more.
                                                            butions.
                                                                                          o Although we accept regular
                                                                                            Roth IRA contributions (lim-
                                                                                            ited to $3,000 for each of
                                                                                            calendar years 2003 and
                                                                                            2004) under Roth IRA con-
                                                                                            tracts, we intend that this
                                                                                            contract be used primarily
                                                                                            for rollover and direct trans-
                                                                                            fer contributions.

                                                                                          o Additional catch-up contri-
                                                                                            butions of up to $500 can
                                                                                            be made for the calendar
                                                                                            year 2003 or 2004 where
                                                                                            the owner is at least age 50
                                                                                            at any time during the calen-
                                                                                            dar year for which the
                                                                                            contribution is made.
----------------------------------------------------------------------------------------------------------------------------
Rollover TSA     20 through 83      $5,000 (initial)      o Direct transfers of pre-tax   o Additional contributions may
                                    $1,000 (additional)     funds from another contract     be made up to age 84.
                                                            or arrangement under Sec-
                                                            tion 403(b) of the Internal   o Rollover or direct transfer
                                                            Revenue Code, complying         contributions after age 70-1/2
                                                            with IRS Revenue Ruling         must be net of any required
                                                            90-24.                          minimum distributions.

                                                          o Eligible rollover distribu-   o Employer-remitted contribu-
                                                            tions of pre-tax funds from     tions are not permitted.
                                                            other 403(b) plans, quali-
                                                            fied plans. Subsequent
                                                            contributions may also be
                                                            rollovers from, governmen-
                                                            tal EDC plans and
                                                            Traditional IRAs.
This contract may not be available in your state.
----------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 15

----------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
 Contract type   issue ages      contributions          Source of contributions         Limitations on contributions
----------------------------------------------------------------------------------------------------------------------------
QP               20 through 75   $5,000 (initial)      o Only transfer contributions   o Regular ongoing payroll
                                 $1,000 (additional)     from an existing defined        contributions are not
                                                         contribution qualified plan     permitted.
                                                         trust.
                                                                                       o Only one additional transfer
                                                       o The plan must be qualified      contribution may be made
                                                         under Section 401(a) of the     during a contract year.
                                                         Internal Revenue Code.
                                                                                       o No additional transfer con-
                                                       o For 401(k) plans, trans-        tributions after age 76.
                                                         ferred contributions may
                                                         only include employee pre-    o Contributions after age 70-1/2
                                                         tax contributions.              must be net of any required
                                                                                         minimum distributions.

                                                                                       o A separate QP contract must
                                                                                         be established for each plan
                                                                                         participant.

                                                                                       o Employer remitted contribu-
                                                                                         tions are not permitted.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
----------------------------------------------------------------------------------------------------------------------------

See "Tax information" later in this Prospectus and in the SAI for a more detailed discussion of sources of contributions and certain contribution limitations.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


16 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options and the fixed maturity options.
--------------------------------------------------------------------------------


                                              Contract features and benefits  17

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

-----------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective
-----------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of a high current income and capital
                              appreciation, consistent with a prudent level of risk
-----------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital
-----------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital
 INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital
 CORE EQUITY
-----------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital
 GROWTH
-----------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital
 VALUE
-----------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital
 CAP GROWTH
-----------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital
 CAP VALUE
-----------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    Seeks long-term growth of capital
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Adviser
--------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     o BlackRock Advisors, Inc.
                              o Pacific Investment Management Company
                                LLC
--------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   o A I M Capital Management, Inc.
                              o Dresdner RCM Global Investors LLC
                              o Wellington Management Company, LLP
--------------------------------------------------------------------------------
AXA PREMIER VIP               o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY           Bernstein Investment Research and Manage-
                                ment Unit
                              o Bank of Ireland Asset Management
                                (U.S.) Limited
                              o OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     o Alliance Capital Management L.P., through its
 CORE EQUITY                    Bernstein Investment Research and Manage-
                                ment Unit
                              o Janus Capital Management LLC
                              o Thornburg Investment Management, Inc.
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     o Alliance Capital Management L.P.
 GROWTH                       o Dresdner RCM Global Investors LLC
                              o TCW Investment Management Company
--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     o Alliance Capital Management L.P.
 VALUE                        o MFS Investment Management
                              o Institutional Capital Corporation
--------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     o Alliance Capital Management L.P.
 CAP GROWTH                   o Provident Investment Counsel, Inc.
                              o RS Investment Management, LP
--------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     o AXA Rosenberg Investment Management LLC
 CAP VALUE                    o Wellington Management Company, LLP
                              o TCW Investment Management Company
--------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    o Alliance Capital Management L.P.
                              o Dresdner RCM Global Investors LLC
                              o  Firsthand Capital Management, Inc.
--------------------------------------------------------------------------------

18 Contract features and benefits

----------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective
----------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK              Seeks to achieve long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.
 INCOME
----------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with
 GOVERNMENT SECURITIES           relative stability of principal.
----------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       To achieve long-term growth of capital.
----------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with
                                 moderate risk to capital.
----------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.
 GROWTH
----------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY           Seeks to achieve long-term growth of capital. Current
                                 income is incidental to the Portfolio's objective.
----------------------------------------------------------------------------------------------
EQ/BALANCED                      Seeks to achieve a high return through both appreciation
                                 of capital and current income.
----------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.
----------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.
 RESPONSIBLE
----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.
 INTERNATIONAL
----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.
 RESEARCH
----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         To achieve long-term growth of capital.
 EQUITY
----------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY       Seeks long-term capital appreciation.
----------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that approximates
                                 the total return performance of the S&P 500 Index,
                                 including reinvestment of dividends, at a risk level consis-
                                 tent with that of the S&P 500 Index.
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Adviser
--------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK              o Alliance Capital Management L.P.
                                 o MFS Investment Management
                                 o Marsico Capital Management, LLC
                                 o Provident Investment Counsel, Inc.
--------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         o Alliance Capital Management L.P.
--------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           o Alliance Capital Management L.P.
 INCOME
--------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        o Alliance Capital Management L.P.
--------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       o Alliance Capital Management L.P.
--------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         o Alliance Capital Management L.P.
--------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            o Alliance Capital Management L.P.
 GROWTH
--------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY           o Alliance Capital Management L.P.
--------------------------------------------------------------------------------
EQ/BALANCED                      o Alliance Capital Management L.P.
                                 o Capital Guardian Trust Company
                                 o Mercury Advisors
                                 o Jennison Associates LLC
--------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   o Alliance Capital Management L.P.,
                                   through its Bernstein Investment Research
                                   and Management Unit
--------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              o Calvert Asset Management Company, Inc.
 RESPONSIBLE                       and Brown Capital Management, Inc.
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o Capital Guardian Trust Company
 INTERNATIONAL
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o Capital Guardian Trust Company
 RESEARCH
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         o Capital Guardian Trust Company
 EQUITY
--------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY       o Morgan Stanley Investment Management,
                                   Inc.
--------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              o Alliance Capital Management L.P.
--------------------------------------------------------------------------------

                                               Contract features and benefits 19

---------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name               Objective                                                  Adviser
---------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA          Seeks long-term capital growth.                            o Evergreen Investment Management
                                                                                         Company, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP               Seeks long-term growth of capital.                         o Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE   Seeks long-term capital appreciation.                      o Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD               Seeks to achieve a high total return through a combina-    o Alliance Capital Management L.P.
                            tion of current income and capital appreciation.
                                                                                       o Pacific Investment Management Company
                                                                                         LLC (PIMCO)
---------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND    Seeks to provide a high total return consistent with mod-  o J.P. Morgan Investment Management Inc.
                            erate risk of capital and maintenance of liquidity.
---------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH   Seeks long-term growth of capital.                         o Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE   Seeks capital appreciation.                                o Lazard Asset Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS            Seeks long-term growth of capital.                         o Marsico Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE      Seeks capital appreciation and secondarily, income.        o Mercury Advisors
 EQUITY
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH      Seeks to provide long-term capital growth.                 o MFS Investment Management
 COMPANIES
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with secondary objec-    o MFS Investment Management
                            tive to seek reasonable current income.
---------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve   o Alliance Capital Management L.P.
                            its assets and maintain liquidity.
---------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME   Seeks capital growth. Current income is a secondary        o Putnam Investment Management, LLC
 VALUE                      objective.
---------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL     Seeks capital appreciation.                                o Putnam Investment Management, LLC
 EQUITY
---------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER           Seeks long-term growth of capital and any increased        o Putnam Investment Management, LLC
                            income that results from this growth.
---------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the      o Alliance Capital Management L.P.
                            deduction of Portfolio expenses) the total return of the
                            Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------------------

Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this Prospectus.


20 Contract features and benefits

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied: (i) the fixed maturity option's maturity date is within the current calendar year; or (ii) the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. These amounts become part of a non-unitized Separate Account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on February 15th for each of the maturity years 2004 through 2013. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.

YOUR CHOICES AT THE MATURITY DATE. We will notify you on or before December 31st of the year before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option with the earliest maturity date. As of February 14, 2003 the next available maturity date was February 15, 2009.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance or dollar cost averaging.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the February 15th immediately following the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation.


                                              Contract features and benefits  21

Principal assurance will not be available if none of those maturity dates is available. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on February 14, 2003 you chose the fixed maturity option with a maturity date of February 15, 2013, since the rate to maturity was 4.60% on February 14, 2003, we would have allocated $6.375 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you anticipate taking required minimum distributions, you should consider whether your values in the variable investment options are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus and in the SAI.

You may not elect principal assurance if the 12 month dollar cost averaging program is in effect.


DOLLAR COST AVERAGING

We offer two dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

12 MONTH DOLLAR COST AVERAGING PROGRAM. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described in Section 1 of this prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the EQ/Money Market option if you are selecting the 12 month dollar cost averaging program at application to purchase an Accumulator(R) contract; thereafter initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

                      ----------------------------------

You may not elect general dollar cost averaging or 12 month dollar cost averaging if you are participating in the rebalancing program. See "Transfers among investment options" later in this Prospectus. You may not elect the 12 month dollar cost averaging program if the principal assurance program is in effect.


YOUR BENEFIT BASE

The benefit base is used to calculate both the guaranteed minimum income benefit and the 5% roll up to age 80 guaranteed minimum death benefit. Your benefit base is not an account value or a cash value. See "Our baseBUILDER option" and "Guaranteed minimum death benefit" below. The benefit base is equal to:


22  Contract features and benefits

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily interest; less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus); less

o a deduction for any withdrawal charge remaining when you exercise your guaranteed minimum income benefit.

The effective annual interest rate credited to the benefit base is:

o 5% for the benefit base with respect to the variable investment options (other than the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market and EQ/Alliance Quality Bond options) and the 12-Month dollar cost averaging; and

o 3% for the benefit base with respect to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market and EQ/Alliance Quality Bond options, the fixed maturity options and the loan reserve account under Rollover TSA (if applicable).

No interest is credited to the benefit base after the contract date anniversary following the annuitant's 80th birthday.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our baseBUILDER option" and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR BASEBUILDER OPTION

The baseBUILDER option offers you a guaranteed minimum income benefit combined with the guaranteed minimum death benefit available under the contract. For Rollover IRA and Rollover TSA contracts where the annuitant is between ages 20 and 60 at contract issue, and where you elect the baseBUILDER option, we may offer an additional guaranteed minimum death benefit of a 5% roll up to age 70. The baseBUILDER benefit is available if the annuitant is between the ages of 20 and 75 at the time the contract is issued. There is an additional charge for the baseBUILDER benefit which is described under "baseBUILDER benefit charge" in "Charges and expenses" later in this Prospectus. If you are purchasing this contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit is generally not available. Subject to our rules, the baseBUILDER option may be available for certain split-funded Charitable Remainder Trusts.

The guaranteed minimum income benefit component of the baseBUILDER option is described below. Whether you elect the baseBUILDER option or not, the guaranteed minimum death benefit is provided under the contract. The guaranteed minimum death benefit is described under "Guaranteed minimum death benefit" below in this section.

The guaranteed minimum income benefit guarantees you a minimum amount of lifetime income under our Income Manager contract. Only a life with a period certain Income Manager payout annuity contract is available. You choose whether you want the option to be paid on a single or joint life basis at the time you exercise the option. The maximum period certain available under the Income Manager payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:


--------------------------------------------
              Level Payments
--------------------------------------------
                        Period certain years
--------------------------------------------
    Annuitant's
  Age at exercise         IRAs     NQ
--------------------------------------------
      60 to 75             10      10
         76                 9      10
         77                 8      10
         78                 7      10
         79                 7      10
         80                 7      10
         81                 7       9
         82                 7       8
         83                 7       7
--------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your benefit base less any outstanding loan plus accrued interest (applies to Rollover TSA only) at guaranteed annuity purchase factors or (ii) the income provided by applying your actual account value at our then current annuity purchase factors. The benefit base is applied only to the baseBUILDER guaranteed purchase annuity factors in your contract and not to any other guaranteed or current annuity purchase rates.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.

Before you elect baseBUILDER, you should consider the fact that the guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your Income Manager benefit under


                                              Contract features and benefits  23
baseBUILDER are more conservative than the guaranteed annuity purchase factors we use for the Income Manager payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the baseBUILDER Income Manager will be smaller than each periodic payment under the Income Manager payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. The table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, using the guaranteed annuity purchase factors as of the date of this prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market or EQ/Alliance Quality Bond options, or the fixed maturity options.

-------------------------------------------------------------
                                Guaranteed minimum
                             income benefit -- annual
      Contract Date         income payable for life with
 Anniversary at exercise      10 year period certain
-------------------------------------------------------------
             7                        $ 8,315
            10                        $10,341
            15                        $14,924
-------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us in order to exercise this benefit. The amount of income you actually receive will be determined when we receive your request to exercise the benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

You will be eligible to exercise the guaranteed minimum income benefit as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 53 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 54 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 7th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 83rd birthday;

(ii) if the annuitant was older than age 63 at the time an IRA, QP or Rollover TSA contract was issued, the baseBUILDER may not be an appropriate feature because the minimum distributions required by tax law must begin before the guaranteed minimum income benefit can be exercised;

(iii) For QP and Rollover TSA contracts, if you are eligible to exercise your guaranteed minimum income benefit, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract; and

(iv) For a successor owner/annuitant the earliest exercise date will be based on the original contract date and the age of the successor owner/annuitant as of the Processing Date successor owner/ annuitant takes effect.

Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing you money" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

A guaranteed minimum death benefit is provided as part of the baseBUILDER benefit. A guaranteed minimum death benefit is also provided under your contract even if you do not elect baseBUILDER. In this case, the baseBUILDER benefit charge does not apply.


GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 79 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

You must elect either: the "5% roll up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you apply for a contract. Once you have made your election, you may not change it.

5% ROLL UP TO AGE 80. This guaranteed minimum death benefit is equal to the benefit base described earlier in "Your benefit base."

ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equals your initial contribution. Then, on each contract date anniversary, we will determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on


24  Contract features and benefits
the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down. If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 80 THROUGH 83 AT ISSUE OF NQ, ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS.

On the contract date, your guaranteed minimum death benefit equals your initial contribution. Thereafter, it will be increased by the dollar amount of any additional contributions. We will reduce your guaranteed minimum death benefit if you take any withdrawals.

                      ----------------------------------

Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for information on these guaranteed benefits.

See Appendix IV at the end of this Prospectus for an example of how we calculate the guaranteed minimum death benefit.


PROTECTION PLUS

Protection Plus provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential consequences of electing to purchase the Protection Plus feature in an NQ or IRA contract.

If the annuitant is 69 or younger when we issue your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant, the death benefit will be:

the greater of:

o   the account value or

o   any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o   the total net contributions or

o   the death benefit less total net contributions

For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is age 70 through 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:

the greater of:

o   the account value or

o   any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

o   the total net contributions (as described above) or

o   the death benefit (as described above) less total net contributions

Protection Plus must be elected when the contract is first issued: neither the owner nor the successor owner/annuitant can add it subsequently.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund of the full amount of your contribution. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus and in the SAI for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  25

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) market adjusted amounts in the fixed maturity options; and (iii) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) decreased to reflect a transfer of your loan amount to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the baseBUILDER and/or Protection Plus benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.


TERMINATION OF YOUR CONTRACT

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose any applicable guaranteed benefits.


26  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer to a fixed maturity option that matures in the current calendar year or that has a rate to maturity of 3% or less.

o You may not transfer any amount to the 12-month dollar cost averaging program.

o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Also, the maturity dates may be no later than the February 15th immediately following the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency, or dollar amount of transfers.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Accumulator(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect we will process the transfer as requested; your rebalancing allocations will not be changed and the rebalancing program will remain in effect unless you request that it be canceled in writing. The rebalancing program will remain in effect unless you request that it be canceled in writing.

You may not elect the rebalancing program if you are participating in the general dollar cost averaging or 12 month dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.


                            Transferring your money among investment options  27

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

--------------------------------------------------------------------------------
                                   Method of withdrawal
--------------------------------------------------------------------------------
                                                               Lifetime
                                                               required
                                             Substantially     minimum
 Contract          Lump sum    Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                   Yes          Yes             No             No
Rollover IRA         Yes          Yes             Yes            Yes
Roth Conversion
 IRA                 Yes          Yes             Yes            No
QP                   Yes          No              No             Yes
Rollover TSA*        Yes          Yes             No             Yes
--------------------------------------------------------------------------------

* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus and in the SAI.


LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA and all IRA contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(All IRA contracts)

The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus and in the SAI. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

The IRS has recently issued guidance permitting an individual who had elected to receive substantially equal withdrawals to change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same


28  Accessing your money
contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus and in the SAI.)

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus and in the SAI for your specific type of retirement arrangement.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our "automatic required minimum distribution
(RMD) service" except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:


INCOME BENEFIT AND DEATH BENEFIT

5% roll up to age 80 -- If you elect the 5% roll up to age 80 guaranteed minimum death benefit, your benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the benefit base on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the benefit base on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your benefit base on a pro rata basis.

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

Annual ratchet to age 80 -- If you elect the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will reduce your benefits on a pro rata basis.

Annuitant issue ages 80 through 83 -- If your contract was issued when the annuitant was between ages 80 and 83, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.

                      ----------------------------------

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus and in the SAI for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:


                                                        Accessing your money  29

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus and in the SAI.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if your are exercising your guaranteed minimum income benefit under baseBUILDER, your choice of payout options are those that are available under the baseBUILDER (see "Our baseBUILDER option" in "Contracts features and benefits" earlier in this Prospectus).



--------------------------------------------------------------------------------
Fixed annuity payout options    Life annuity
                                Life annuity with period certain
                                Life annuity with refund certain
                                Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity      Life annuity
   payout options               Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager payout options   Life annuity with period certain
                                Period certain annuity
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.


30  Accessing your money

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate annuities may be funded through your choice of available variable investment options investing in portfolios of EQ/Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Income Manager NQ and IRA payout options provide guaranteed level payments. The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager payout option without life contingencies unless withdrawal charges are no longer in effect under your Equitable Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner.

You may choose to apply only part of the account value of your Equitable Accumulator(R) contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Depending upon your circumstances, an Income Manager contract may be purchased on a tax-free basis. Please consult your tax adviser. The Income Manager payout options are not available in all states.

If you purchase an Income Manager contract in connection with the exercise of the baseBUILDER benefit option, different payout options may apply, as well as other various differences. See "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager Prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager life contingent payout options, no withdrawal charge is imposed under the Equitable Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin unless you are applying only some of your account value to an Income Manager contract. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Equitable Accumulator(R) contract


                                                        Accessing your money  31
date. Except with respect to the Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday.

Before the last day by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager annuity payout option is chosen.


32  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   An administrative charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o   A charge for baseBUILDER, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o   A charge for Protection Plus, if you elect this optional benefit.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this Prospectus.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingency payout option.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                                 Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution    7%    6%    5%    4%    3%    2%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus and in the SAI.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value on the most recent contract date anniversary, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law..

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.


                                                        Charges and expenses  33

DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate or custodial nursing care;
-   it provides continuous room and board to three or more persons;
-   it is supervised by a registered nurse or licensed practical nurse;
-   it keeps daily medical records of each patient;
-   it controls and records all medications dispensed; and
-   its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) and
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


BASEBUILDER BENEFIT CHARGE

If you elect the baseBUILDER, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The charge is equal to 0.30% of the benefit base in effect on the contract date anniversary for the 5% roll up to age 80. The annual benefit base charge is 0.15% if the 5% roll up to age 70 is available and elected.

We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge first, from the fixed maturity options, in order of the earliest maturity date(s) first. A market value adjustment may apply.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.


PROTECTION PLUS

If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o   Management fees ranging from 0.25% to 1.20%.

o   12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts following this Prospectus.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit and the guaranteed minimum death benefit or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size


34  Charges and expenses
and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  35

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee.

Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the guaranteed minimum death benefit. The guaranteed minimum death benefit is part of your contract, whether you select the baseBUILDER benefit or not. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals (and any associated withdrawal charges). Under Rollover TSA contracts we will deduct the amount of any outstanding loan plus accrued interest from the amount of the death benefit.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts.

For individually owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When the owner is not the annuitant under an NQ contract and the owner dies before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal


36  Payment of death benefit
your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. This feature permits a designated individual, upon the contract owner's death, to maintain the contract in the deceased contract owner's name and receive distributions under the contract instead of receiving the death benefit in a lump sum. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in the Statement of Additional Information, the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o   The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or Protection Plus feature under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


                                                    Payment of death benefit  37

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax advisor before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became to be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001, will apply again. In general, EGTRRA liberalizes contributions which can be made to all types of tax-favored retirement plans. In addition to increasing amounts which can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. More information on IRAs and TSAs is provided in the SAI. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits and baseBUILDER guaranteed minimum income benefit, 12 month Dollar Cost Averaging, selection of investment funds and fixed maturity options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. Although certain provisions of the Temporary Regulations on required minimum distributions concerning the actuarial value of additional contract benefits, which could have increased the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs have been suspended for 2003, these or similar provisions may apply in future years. You may want to discuss with your tax advisor the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust or other non-natural person).


38  Tax information

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. In such a case the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable and, for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator(R) NQ contract.

A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would


                                                             Tax information  39
be included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We cannot provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRA we offer is the Rollover IRA. The Roth IRA contract available is the Roth Conversion IRA. The SAI contains the information that the IRS requires you to have before you purchase an IRA. We do not discuss education IRAs because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We are applying for an opinion letter from the IRS to approve the respective forms of the Equitable Accumulator(R) traditional and Roth IRA contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and a Roth IRA, respectively. We do not know if and when any such IRS formal approval will be received. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator (R) traditional and Roth IRA contracts.


PROTECTION PLUS(SM) FEATURE

The Protection Plus feature is offered for IRA contracts, subject to state availability. We have filed a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. We do not know if and when any such IRS formal approval will be received. There is no assurance that the contract with the Protection Plus feature meets the IRS qualification requirements for IRAs. IRAs generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the optional Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with


40  Tax information
your tax adviser whether you should consider purchasing an Accumulator IRA or Accumulator Roth IRA with optional Protection Plus feature.


CONTRIBUTIONS

Individuals may make three different types of contributions to an IRA:

o   regular contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other IRAs of the same type ("direct transfers").

In addition, an individual may make a taxable rollover contribution from a traditional IRA to a Roth IRA ("conversion" contributions).

Contributions to all types of IRAs are compensation-based. They are either made from your current compensation or have a connection with past compensation (for example, rollover contributions from an eligible retirement plan that you had with an employer relate to past compensation). Under certain circumstances, your nonworking spouse, former spouse or surviving spouse may contribute to an IRA. You can make regular contributions for any year to a traditional IRA within federal tax law limits up until the calendar year you reach the age 70-1/2. Regular contributions for any year to a Roth IRA can be made at any time during your life, subject to federal tax law limits.

The amount of contributions you may make to an IRA for any year and whether such contributions are eligible for special tax treatment (for example, deductibility from income or a special credit) may vary, depending on your income, age and whether you participate in an employer-sponsored retirement plan. Roth IRA contributions are not tax deductible. The maximum regular contribution that can be made to all of your IRAs (whether traditional or Roth) for the taxable year for which the contribution is made is $3,000. The amounts are the same for both 2003 and 2004. The maximum regular contribution for both 2003 and 2004 is increased to $3,500 if you are at least age 50 at any time during the taxable year for which the contribution is made..

Rollover and transfer contributions are not subject to dollar limits. Rollover contributions may be made to a traditional IRA from "eligible retirement plans" which include other traditional IRAs, qualified plans, TSAs and governmental 457(b) plans. For Roth IRAs, rollover contributions may be made from other Roth IRAs and traditional IRAs. The conversion of a traditional IRA to a Roth IRA is taxable. Direct transfer contributions may only be made directly from one traditional IRA to another or from one Roth IRA to another.

Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002 after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.

A more complete discussion of contributions to traditional IRAs and Roth IRAs is contained in the SAI.


WITHDRAWALS AND DISTRIBUTIONS

You can withdraw any or all of your funds from an IRA at any time; you do not need to wait for a special event like retirement. Earnings in IRAs are not subject to federal income tax until amounts are paid to you or your beneficiary. Withdrawals from an IRA, surrender of an IRA, death benefits from an IRA and annuity payments from an IRA may be fully or partially taxable. Withdrawals and distributions from IRAs are taxable as ordinary income (not capital gain).

Payments from traditional IRAs and Roth IRAs are taxed differently. Payments from traditional IRAs are generally fully taxable unless you have made nondeductible regular contributions or rolled over after-tax contributions. In any event, the issuer of the traditional IRA is entitled to report the distribution as fully taxable and it is your responsibility to calculate the taxable and tax-free portions of any traditional IRA payments on your own tax returns.

Distributions from Roth IRAs generally receive return of contribution treatment first under federal income tax calculation rules before any income is taxable. Certain distributions from Roth IRAs may qualify for fully tax-free treatment. These are distributions after you reach age 59-1/2, die, become disabled or meet a qualified first-time homebuyer tax rule. You also have to meet a five-year aging period.

A distribution from a traditional IRA will not be taxable if it is rolled over to an eligible retirement plan. A distribution from a Roth IRA will not be taxable if it is rolled over to another Roth IRA.

Taxable withdrawals or distributions from IRAs may be subject to an additional 10% penalty tax if you are under age 59-1/2, unless an exception applies.

Traditional IRAs are subject to required minimum distribution rules which require that amounts begin to be distributed in a prescribed manner from the IRA after the owner reaches age 70-1/2. These rules also require distributions after the owner's death. No distributions are required to be made from Roth IRAs until after the Roth IRA owner's death, but then the required minimum distribution rules apply.

A more complete discussion of the tax aspects of withdrawals and distributions from traditional IRAs and Roth IRAs is contained in the SAI.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II at the end of this Prospectus.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the prospectus covers some of the special tax rules that apply to annuity contracts under Section 403(b) of the Internal Revenue Code (TSAs).

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the


                                                             Tax information  41

Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator(R) Rollover TSA contract:

o   a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You must establish your TSA with funds that are directly transferred from another 403(b) arrangement or rolled over from another 403(b) arrangement. You may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental 457(b) plans, and traditional IRAs as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization.

Contributions to TSAs are discussed in greater detail in the SAI.


DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

You may also need spousal consent for certain transactions and payments.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer which provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o   you reach age 59-1/2; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o   you take a hardship withdrawal (special federal income tax definition).

The amount of funds subject to the withdrawal restrictions may depend on the source of the funds used to establish the Accumulator(R) TSA.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2 unless an exception applies.

Distributions from TSAs are discussed in greater detail in the SAI.


LOANS FROM TSAS

Loans are generally not treated as a taxable distribution. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans from TSAs are discussed in greater detail in the SAI.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan (a qualified plan, a governmental 457(b) plan (separate accounting required), another TSA or a traditional IRA) which agrees to accept the rollover.

A spousal beneficiary may also roll over death benefits or certain divorce-related payments.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


42  Tax information

Rollovers from TSAs are discussed in greater detail in the SAI.


REQUIRED MINIMUM DISTRIBUTIONS

TSAs are subject to required minimum distribution rules beginning at age 70-1/2 or separation from service, if later. These rules are discussed in greater detail in the SAI.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,840 in periodic annuity payments in 2003, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


                                                             Tax information  43

IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 45 and Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


44  Tax information

8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 45 and in Separate Account No. 49. We established Separate Account No. 45 in 1994 and Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Accounts' operations are accounted for without regard to Equitable Life's other operations.

Each Separate Account is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or the Separate Accounts.

Each subaccount (variable investment option) within the Separate Accounts invests solely in Class IB/B shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from either Separate Account, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)   to restrict or eliminate any voting rights as to the Separate Accounts;
      and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

EQ Advisors Trust commenced operations on May 1, 1997. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares and other aspects of its operations, appear in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in the respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 14, 2003, and the related price per $100 of maturity value were as shown below:

-------------------------------------------------------------
  Fixed maturity
   options with
   February 15th     Rate to maturity        Price
 maturity date of          as of           per $100 of
   maturity year     February 14, 2003    maturity value
-------------------------------------------------------------
2004                 3.00%*               $ 97.08
2005                 3.00%*               $ 94.24
2006                 3.00%*               $ 91.50
2007                 3.00%*               $ 88.83
2008                 3.02%                $ 86.16
2009                 3.48%                $ 81.42
2010                 3.91%                $ 76.43
2011                 4.18%                $ 72.04
2012                 4.39%                $ 67.91
2013                 4.60%                $ 63.75
-------------------------------------------------------------

* Since these rates to maturity are 3%, no amounts could have been allocated to these options.


                                                            More information  45

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

      (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

      (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

      (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

      (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)   We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS

We accept initial contributions sent by wire to our processing office by agreement with certain broker-dealers. The transmittals must be


46  More information
accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we require an Acknowledgment of Receipt form, financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.



ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees;

o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of


                                                            More information  47
the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Accounts require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 45 or Separate Account No. 49, our ability to meet our obligations under the contracts or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS

The consolidated financial statements of Equitable Life at December 31, 2002 and 2001, and for the three years ended December 31, 2002, incorporated in this prospectus by reference to the 2002 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 45 and Separate Account No. 49, as well as the consolidated financial statements of Equitable Life, are in the applicable SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus and in the SAI.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC and AXA Distributors, LLC. For this purpose, AXA Advisors, LLC serves as the principal underwriter of Separate Account No. 45, and AXA Distributors, LLC serves as the principal underwriter of Separate Account No. 49. The offering of the contracts is intended to be continuous.


DISTRIBUTION OF THE CONTRACTS BY AXA ADVISORS, LLC

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, has responsibility for sales and marketing functions for the contracts funded through Separate Account No. 45. AXA Advisors also act as distributor for other Equitable Life annuity products with different features, expenses and fees. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, New York 10104.

These contracts will be sold by financial professionals who are financial professionals of AXA Advisors and its affiliates, who are also our licensed insurance agents.


DISTRIBUTION OF THE CONTRACTS BY AXA DISTRIBUTORS, LLC

AXA Distributors, LLC (AXA Distributors), an indirect, wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the contracts funded through Separate Account No. 49. AXA Distributors also acts as distributor for other Equitable Life annuity products with different features, expenses, and fees. AXA


48  More information

Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Distributors' principal business address is 1290 Avenue of the Americas, New York, New York 10104.

AXA Distributors is the successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. Like AXA Distributors, Equitable Distributors, Inc. was owned by Equitable Holdings, LLC.

These contracts are sold by financial professionals of AXA Distributors as well as by affiliated and unaffiliated broker-dealers who have entered into selling agreements with AXA Distributors. We pay broker-dealer sales compensation that will generally not exceed an amount equal to 7% of total contributions made under the contracts. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial professional as commissions related to sales of the contracts. The offering of the contracts is intended to be continuous.


                                                            More information  49

9. Investment performance

--------------------------------------------------------------------------------

The tables below show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The tables take into account all fees and charges under the contract, including the withdrawal charge, the optional baseBUILDER benefit charge, and the charge for Protection Plus but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes, in your state.

The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Money Market and EQ/Alliance Common Stock options for periods before March 22, 1985, reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


50  Investment performance

                         TABLE FOR SEPARATE ACCOUNT 49
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:

-------------------------------------------------------------------------------------------------
                                                               Length of option period
                                                     --------------------------------------------
                                                                                    Since option
Variable investment options                              1 Year         5 Years      inception*
-------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --              --
AXA Premier VIP Health Care                              --             --              --
AXA Premier VIP International Equity                     --             --              --
AXA Premier VIP Large Cap Core Equity                    --             --              --
AXA Premier VIP Large Cap Growth                         --             --              --
AXA Premier VIP Large Cap Value                          --             --              --
AXA Premier VIP Small/Mid Cap Growth                     --             --              --
AXA Premier VIP Small/Mid Cap Value                      --             --              --
AXA Premier VIP Technology                               --             --              --
EQ/Aggressive Stock ***                              (37.29)%       (14.21)%         (9.75)%
EQ/Alliance Common Stock ***                         (41.67)%        (6.38)%         (0.18)%
EQ/Alliance Growth and Income ***                        --             --              --
EQ/Alliance Intermediate Government Securities ***       --             --              --
EQ/Alliance International ***                            --             --              --
EQ/Alliance Premier Growth                           (39.47)%           --          (20.43)%
EQ/Alliance Quality Bond ***                             --             --              --
EQ/Alliance Small Cap Growth                         (38.62)%        (6.03)%         (1.14)%
EQ/Alliance Technology                               (49.01)%           --          (42.31)%
EQ/Balanced ***                                      (21.39)%         0.62%         (16.68)%
EQ/Bernstein Diversified Value                       (22.28)%           --           (0.84)%
EQ/Calvert Socially Responsible                      (34.91)%           --          (25.44)%
EQ/Capital Guardian International                    (23.59)%           --          (10.18)%
EQ/Capital Guardian Research                         (33.12)%           --           (7.83)%
EQ/Capital Guardian U.S. Equity                      (32.10)%           --           (8.93)%
EQ/Emerging Markets Equity                           (14.70)%        (7.92)%         (7.92)%
EQ/Equity 500 Index ***                              (30.90)%        (3.67)%          2.52%
EQ/Evergreen Omega                                   (32.46)%           --          (14.91)%
EQ/FI Mid Cap                                        (27.03)%           --          (17.84)%
EQ/FI Small/Mid Cap Value                            (23.38)%        (5.74)%         (5.78)%
EQ/High Yield ***                                    (11.76)%        (6.75)%         (2.32)%
EQ/J.P. Morgan Core Bond                               0.56%            --            4.72%
EQ/Janus Large Cap Growth                            (38.64)%           --          (33.67)%
EQ/Lazard Small Cap Value                            (22.53)%           --            0.07%
EQ/Marsico Focus                                     (20.28)%           --           (6.16)%
EQ/Mercury Basic Value Equity                        (25.27)%         3.02%           5.57%
EQ/MFS Emerging Growth Companies                     (42.66)%        (6.38)%         (2.07)%
EQ/MFS Investors Trust                               (29.51)%           --          (11.16)%
EQ/Money Market ***                                   (7.65)%         1.62%           2.23%
EQ/Putnam Growth & Income Value                      (27.67)%        (4.74)%         (1.51)%
EQ/Putnam International Equity                       (25.26)%        (0.57)%          1.13%
EQ/Putnam Voyager                                    (34.75)%        (6.61)%         (1.95)%
EQ/Small Company Index                               (29.45)%           --           (4.23)%
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                    Length of portfolio period
                                                     --------------------------------------------------------
                                                                                                     Since
                                                                                                   portfolio
Variable investment options                              3 Years        5 Years       10 Years    inception**
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --            --           (0.83)%
AXA Premier VIP Health Care                              --             --            --          (28.47)%
AXA Premier VIP International Equity                     --             --            --          (29.37)%
AXA Premier VIP Large Cap Core Equity                    --             --            --          (31.07)%
AXA Premier VIP Large Cap Growth                         --             --            --          (39.55)%
AXA Premier VIP Large Cap Value                          --             --            --          (28.37)%
AXA Premier VIP Small/Mid Cap Growth                     --             --            --          (45.44)%
AXA Premier VIP Small/Mid Cap Value                      --             --            --          (33.76)%
AXA Premier VIP Technology                               --             --            --          (50.83)%
EQ/Aggressive Stock ***                              (27.40)%       (14.21)%       (1.06)%          7.28%
EQ/Alliance Common Stock ***                         (24.56)%        (6.38)%        5.88%           9.78%
EQ/Alliance Growth and Income ***                     (9.31)%         1.31%           --            7.11%
EQ/Alliance Intermediate Government Securities ***     4.96%          4.01%         4.10%           4.67%
EQ/Alliance International ***                        (23.54)%        (6.89)%          --           (2.58)%
EQ/Alliance Premier Growth                           (29.48)%           --            --          (20.43)%
EQ/Alliance Quality Bond ***                           5.49%          4.03%           --            4.08%
EQ/Alliance Small Cap Growth                         (15.70)%        (6.03)%          --           (1.14)%
EQ/Alliance Technology                                   --             --            --          (42.31)%
EQ/Balanced ***                                       (9.41)%         0.62%         4.14%           7.19%
EQ/Bernstein Diversified Value                        (8.19)%           --            --           (0.84)%
EQ/Calvert Socially Responsible                      (19.42)%           --            --          (15.33)%
EQ/Capital Guardian International                    (22.76)%           --            --          (10.18)%
EQ/Capital Guardian Research                         (11.70)%           --            --           (7.83)%
EQ/Capital Guardian U.S. Equity                      (12.00)%           --            --           (8.93)%
EQ/Emerging Markets Equity                           (23.30)%        (7.92)%          --          (11.35)%
EQ/Equity 500 Index ***                              (19.15)%        (3.67)%          --            6.81%
EQ/Evergreen Omega                                   (22.03)%           --            --          (14.91)%
EQ/FI Mid Cap                                            --             --            --          (18.15)%
EQ/FI Small/Mid Cap Value                             (6.01)%        (5.74)%          --           (1.96)%
EQ/High Yield ***                                     (7.55)%        (6.75)%        3.40%           4.62%
EQ/J.P. Morgan Core Bond                               6.21%            --            --            4.72%
EQ/Janus Large Cap Growth                                --             --            --          (33.93)%
EQ/Lazard Small Cap Value                              2.85%            --            --            0.07%
EQ/Marsico Focus                                         --             --            --           (5.88)%
EQ/Mercury Basic Value Equity                         (4.19)%         3.02%           --            5.57%
EQ/MFS Emerging Growth Companies                     (34.70)%        (6.38)%          --           (2.07)%
EQ/MFS Investors Trust                               (17.01)%           --            --          (11.16)%
EQ/Money Market ***                                    0.02%          1.62%         2.30%           4.32%
EQ/Putnam Growth & Income Value                      (10.79)%        (4.74)%          --           (1.51)%
EQ/Putnam International Equity                       (21.22)%        (0.57)%          --            1.13%
EQ/Putnam Voyager                                    (27.62)%        (6.61)%          --           (1.95)%
EQ/Small Company Index                               (11.84)%           --            --           (4.23)%
-------------------------------------------------------------------------------------------------------------

* The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large


                                                       Investment performance 51

    Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and Income, EQ/Alliance International and EQ/Alliance Quality Bond, (January 14, 2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

**  The portfolio inception dates are: EQ/Alliance Common Stock (January 13,
    1976); EQ/Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1,
    1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1,
    1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessor that it may have had. The inception dates for these portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.


52 Investment performance

                         TABLE FOR SEPARATE ACCOUNT 45
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:


-------------------------------------------------------------------------------------------------
                                                               Length of option period
                                                     --------------------------------------------
                                                                                    Since option
Variable investment options                              1 Year         5 Years      inception*
-------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --              --
AXA Premier VIP Health Care                              --             --              --
AXA Premier VIP International Equity                     --             --              --
AXA Premier VIP Large Cap Core Equity                    --             --              --
AXA Premier VIP Large Cap Growth                         --             --              --
AXA Premier VIP Large Cap Value                          --             --              --
AXA Premier VIP Small/Mid Cap Growth                     --             --              --
AXA Premier VIP Small/Mid Cap Value                      --             --              --
AXA Premier VIP Technology                               --             --              --
EQ/Aggressive Stock ***                              (37.29)%       (14.21)%         (2.89)%
EQ/Alliance Common Stock ***                         (41.67)%        (6.38)%          4.54%
EQ/Alliance Growth and Income ***                    (29.77)%         1.31%           8.35%
EQ/Alliance Intermediate Government Securities ***    (0.43)%         4.01%           4.68%
EQ/Alliance International ***                        (18.80)%        (6.89)%         (2.75)%
EQ/Alliance Premier Growth                           (39.47)%           --          (20.43)%
EQ/Alliance Quality Bond ***                             --             --              --
EQ/Alliance Small Cap Growth                         (38.62)%        (6.03)%         (1.14)%
EQ/Alliance Technology                               (49.01)%           --          (42.31)%
EQ/Balanced ***                                      (21.39)%         0.62%         (16.68)%
EQ/Bernstein Diversified Value                       (22.28)%           --          (14.88)%
EQ/Calvert Socially Responsible                      (34.91)%           --          (25.44)%
EQ/Capital Guardian International                        --             --              --
EQ/Capital Guardian Research                         (33.12)%           --           (7.83)%
EQ/Capital Guardian U.S. Equity                      (32.10)%           --           (8.93)%
EQ/Emerging Markets Equity                           (14.70)%        (7.92)%        (10.12)%
EQ/Equity 500 Index ***                              (30.90)%        (3.67)%          6.41%
EQ/Evergreen Omega                                   (32.46)%           --          (14.91)%
EQ/FI Mid Cap                                        (27.03)%           --          (17.84)%
EQ/FI Small/Mid Cap Value                            (23.38)%        (5.74)%         (1.96)%
EQ/High Yield ***                                    (11.76)%        (6.75)%          1.64%
EQ/J.P. Morgan Core Bond                                 --             --              --
EQ/Janus Large Cap Growth                            (38.64)%           --          (33.67)%
EQ/Lazard Small Cap Value                                --             --              --
EQ/Marsico Focus                                     (20.28)%           --           (6.16)%
EQ/Mercury Basic Value Equity                        (25.27)%         3.02%           5.57%
EQ/MFS Emerging Growth Companies                     (42.66)%        (6.38)%         (2.07)%
EQ/MFS Investors Trust                               (29.51)%           --          (11.16)%
EQ/Money Market ***                                  ( 7.65)%         1.62%           2.53%
EQ/Putnam Growth & Income Value                      (27.67)%        (4.74)%         (1.51)%
EQ/Putnam International Equity                           --             --              --
EQ/Putnam Voyager                                        --             --              --
EQ/Small Company Index                               (29.45)%           --           (4.23)%
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                    Length of portfolio period
                                                     --------------------------------------------------------
                                                                                                     Since
                                                                                                   portfolio
Variable investment options                              3 Years        5 Years       10 Years    inception**
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --            --           (0.83)%
AXA Premier VIP Health Care                              --             --            --          (28.47)%
AXA Premier VIP International Equity                     --             --            --          (29.37)%
AXA Premier VIP Large Cap Core Equity                    --             --            --          (31.07)%
AXA Premier VIP Large Cap Growth                         --             --            --          (39.55)%
AXA Premier VIP Large Cap Value                          --             --            --          (28.37)%
AXA Premier VIP Small/Mid Cap Growth                     --             --            --          (45.44)%
AXA Premier VIP Small/Mid Cap Value                      --             --            --          (33.76)%
AXA Premier VIP Technology                               --             --            --          (50.83)%
EQ/Aggressive Stock ***                              (27.40)%       (14.21)%       (1.06)%          7.28%
EQ/Alliance Common Stock ***                         (24.56)%        (6.38)%        5.88%           9.78%
EQ/Alliance Growth and Income ***                     (9.31)%         1.31%           --            7.11%
EQ/Alliance Intermediate Government Securities ***     4.96%          4.01%         4.10%           4.67%
EQ/Alliance International ***                        (23.54)%        (6.89)%          --           (2.58)%
EQ/Alliance Premier Growth                           (29.48)%           --            --          (20.43)%
EQ/Alliance Quality Bond ***                           5.49%          4.03%           --            4.08%
EQ/Alliance Small Cap Growth                         (15.70)%        (6.03)%          --           (1.14)%
EQ/Alliance Technology                                   --             --            --          (42.31)%
EQ/Balanced ***                                       (9.41)%         0.62%         4.14%           7.19%
EQ/Bernstein Diversified Value                        (8.19)%           --            --           (0.84)%
EQ/Calvert Socially Responsible                      (19.42)%           --            --          (15.33)%
EQ/Capital Guardian International                    (22.76)%           --            --          (10.18)%
EQ/Capital Guardian Research                         (11.70)%           --            --           (7.83)%
EQ/Capital Guardian U.S. Equity                      (12.00)%           --            --           (8.93)%
EQ/Emerging Markets Equity                           (23.30)%        (7.92)%          --          (11.35)%
EQ/Equity 500 Index ***                              (19.15)%        (3.67)%          --            6.81%
EQ/Evergreen Omega                                   (22.03)%           --            --          (14.91)%
EQ/FI Mid Cap                                            --             --            --          (18.15)%
EQ/FI Small/Mid Cap Value                             (6.01)%        (5.74)%          --           (1.96)%
EQ/High Yield ***                                     (7.55)%        (6.75)%        3.40%           4.62%
EQ/J.P. Morgan Core Bond                               6.21%            --            --            4.72%
EQ/Janus Large Cap Growth                                --             --            --          (33.93)%
EQ/Lazard Small Cap Value                              2.85%            --            --            0.07%
EQ/Marsico Focus                                         --             --            --           (5.88)%
EQ/Mercury Basic Value Equity                         (4.19)%         3.02%           --            5.57%
EQ/MFS Emerging Growth Companies                     (34.70)%        (6.38)%          --           (2.07)%
EQ/MFS Investors Trust                               (17.01)%           --            --          (11.16)%
EQ/Money Market ***                                    0.02%          1.62%         2.30%           4.32%
EQ/Putnam Growth & Income Value                      (10.79)%        (4.74)%          --           (1.51)%
EQ/Putnam International Equity                       (21.22)%        (0.57)%          --            1.13%
EQ/Putnam Voyager                                    (27.62)%        (6.61)%          --           (1.95)%
EQ/Small Company Index                               (11.84)%           --            --           (4.23)%
-------------------------------------------------------------------------------------------------------------

  * The variable option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Growth and Income, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (May 1, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, and EQ/Putnam Growth & Income Value (May 1,
    1997); EQ/Emerging Markets Equity (September 2, 1997); and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 5,
    2000); EQ/Balanced and EQ/Bernstein Diversified Value (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Quality Bond, EQ/Capital Guardian International, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.


                                                       Investment performance 53

 ** The portfolio inception dates are: EQ/Alliance Common Stock (January 13,
    1976); EQ/Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1,
    1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1,
    1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessor that it may have had. The inception dates for these portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.


54 Investment performance

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o   data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------
Barron's
Morningstar's Variable Annuity
     Sourcebook
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser

Investment Management Weekly Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune
--------------------------------------

From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator(R) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the EQ/Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yields for the EQ/Alliance Quality Bond and EQ/High Yield options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the
EQ/Money Market, EQ/Alliance Quality Bond and EQ/High Yield options. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the withdrawal charge, the optional baseBUILDER benefit charge, the optional Protection Plus benefit charge and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The yields and effective yields for the EQ/Money Market option, when used for the 12 month dollar cost averaging program, assume that no contract charges are deducted. For more information, see "Yield Information for the EQ/Money Market Option, EQ/Alliance Quality Bond Option and EQ/High Yield Option" in the SAI.


                                                      Investment performance  55

10. Incorporation of certain documents by reference

--------------------------------------------------------------------------------

Equitable Life's Annual Report on Form 10-K for the year ended December 31, 2002 is considered to be a part of this prospectus because it is incorporated by reference.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


56  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2002.

------------------------------------------------------------------------------------------------------------------------------------
                                                                2002        2001           2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.67          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)       1,119          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)       1,217          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.90          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)         205          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         235          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.81          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)         183          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         118          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.64          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)         166          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         169          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.79          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)         275          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         305          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.91          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)         344          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         384          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.20          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)         429          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         369          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.37          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)         486          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         388          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.66          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)          44          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         264          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 35.92    $  51.19       $  69.35    $  81.12    $  69.37    $  70.28
  Separate Account 45 number of units outstanding (000's)         404         513            595         553         293          --
  Separate Account 49 number of units outstanding (000's)         899       1,101          1,253       1,163         939         380
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $143.14    $ 217.65       $ 247.21    $ 292.20    $ 237.18    $ 186.29
  Separate Account 45 number of units outstanding (000's)       1,240       1,555          1,775       1,434         550          --
  Separate Account 49 number of units outstanding (000's)       1,770       2,160          2,453       2,344       1,542         434
------------------------------------------------------------------------------------------------------------------------------------

                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2002.

------------------------------------------------------------------------------------------------------------------------------------
                                                                2002        2001           2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  19.83    $  25.52       $  26.28     $ 24.51     $ 20.99          --
  Separate Account 45 number of units outstanding (000's)       6,485       7,830          7,903       5,956       1,853          --
  Separate Account 49 number of units outstanding (000's)         383          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.40    $  17.18       $  16.14     $ 15.03     $ 15.25          --
  Separate Account 45 number of units outstanding (000's)       4,099       3,288          2,333       2,057         929          --
  Separate Account 49 number of units outstanding (000's)       1,739          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.55    $   9.64       $  12.74     $ 16.81     $ 12.40          --
  Separate Account 45 number of units outstanding (000's)       3,907         737            839         591         166          --
  Separate Account 49 number of units outstanding (000's)         208          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.84    $   7.12       $   9.49     $ 11.79          --          --
  Separate Account 45 number of units outstanding (000's)       8,409      10,884         12,132       6,304          --          --
  Separate Account 49 number of units outstanding (000's)      12,339      15,780         17,298       8,614          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.20          --             --          --          --          --
  Separate Account 45 number of units outstanding (000's)         430          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         552          --             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.83    $  14.28       $  16.68     $ 14.88     $ 11.82     $ 12.54
  Separate Account 45 number of units outstanding (000's)       2,020       2,115          2,156       1,264         775          --
  Separate Account 49 number of units outstanding (000's)       6,943       8,170          9,189       6,912       6,101       2,521
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   2.88    $   4.93       $   6.61          --          --          --
  Separate Account 45 number of units outstanding (000's)       2,020       2,346          1,852          --          --          --
  Separate Account 49 number of units outstanding (000's)       2,742       3,522          3,814          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  35.10    $  40.77             --          --          --          --
  Separate Account 45 number of units outstanding (000's)       3,926       2,511             --          --          --          --
  Separate Account 49 number of units outstanding (000's)         407         289             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.14    $  11.90       $  11.70     $ 12.10     $ 11.84          --
  Separate Account 45 number of units outstanding (000's)       3,350       2,847             --          --          --          --
  Separate Account 49 number of units outstanding (000's)      10,473      10,569         10,105       9,428       5,696          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.29    $   8.67             --          --          --          --
  Separate Account 45 number of units outstanding (000's)          29          10             --          --          --          --
  Separate Account 49 number of units outstanding (000's)          89           6             --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.29    $   8.69       $  11.14     $ 13.96          --          --
  Separate Account 45 number of units outstanding (000's)         133          --             --          --          --          --
  Separate Account 49 number of units outstanding (000's)       3,093       3,210          3,230       1,477          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.97    $  10.72       $  11.09     $ 10.61          --          --
  Separate Account 45 number of units outstanding (000's)       3,265         231            174          72          --          --
  Separate Account 49 number of units outstanding (000's)      18,971       2,208          2,064         982          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.65    $  10.15       $  10.50     $ 10.28          --          --
  Separate Account 45 number of units outstanding (000's)         812         376            298         126          --          --
  Separate Account 49 number of units outstanding (000's)       5,353       5,372          4,745       2,907          --          --
------------------------------------------------------------------------------------------------------------------------------------

A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2002.

---------------------------------------------------------------------------------------------------------------------------------
                                                                2002       2001       2000       1999        1998       1997
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.67    $  6.11    $  6.53    $  11.04    $  5.72          --
  Separate Account 45 number of units outstanding (000's)      1,807      1,765      2,063       1,267        177          --
  Separate Account 49 number of units outstanding (000's)      3,992      4,501      4,990       3,859      1,805          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 18.69    $ 24.41    $ 28.18    $  31.67    $ 26.73     $ 21.21
  Separate Account 45 number of units outstanding (000's)      3,683      4,413      4,923          16          2          --
  Separate Account 49 number of units outstanding (000's)     11,356     12,941     14,537          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.79    $  7.72    $  9.43    $  10.82         --          --
  Separate Account 45 number of units outstanding (000's)        184        161        164         139         --          --
  Separate Account 49 number of units outstanding (000's)        243        140        136          91         --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.87    $  8.54    $ 10.00          --         --          --
  Separate Account 45 number of units outstanding (000's)        951        493         82          --         --          --
  Separate Account 49 number of units outstanding (000's)      2,717      2,307        638          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.42    $ 11.20    $ 10.92    $  10.53    $ 10.48          --
  Separate Account 45 number of units outstanding (000's)      2,863      2,091      1,080         972        560          --
  Separate Account 49 number of units outstanding (000's)      3,169      2,256        223          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/High Yield
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 22.73    $ 23.74    $ 23.90    $  26.59    $ 27.96     $ 29.96
  Separate Account 45 number of units outstanding (000's)      1,316      1,516      1,616       1,539        801          --
  Separate Account 49 number of units outstanding (000's)      3,827      4,307      4,697       5,048      4,521       1,256
---------------------------------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.21    $  8.90    $ 12.11    $  14.90    $ 11.85          --
  Separate Account 45 number of units outstanding (000's)        740        935      1,017         804        242          --
  Separate Account 49 number of units outstanding (000's)      3,021      3,451      3,708       3,219      1,827          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.22    $ 12.23    $ 11.48    $  10.44    $ 10.76          --
  Separate Account 45 number of units outstanding (000's)        903         --         --          --         --          --
  Separate Account 49 number of units outstanding (000's)     14,961     14,916     13,606      12,838      8,661          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  4.39    $  6.38    $  8.39          --         --          --
  Separate Account 45 number of units outstanding (000's)        552        575        258          --         --          --
  Separate Account 49 number of units outstanding (000's)      1,590      1,490        745          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.62    $ 12.50    $ 10.76    $   9.20    $  9.17          --
  Separate Account 45 number of units outstanding (000's)        665         --         --          --         --          --
  Separate Account 49 number of units outstanding (000's)      7,825      7,755      7,215       6,774      4,733          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.89    $ 11.34         --          --         --          --
  Separate Account 45 number of units outstanding (000's)        767         14         --          --         --          --
  Separate Account 49 number of units outstanding (000's)      1,041        155         --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.14    $ 17.20    $ 16.52    $  14.98    $ 12.76     $ 11.60
  Separate Account 45 number of units outstanding (000's)      3,538      3,681      3,305       2,567      1,009          --
  Separate Account 49 number of units outstanding (000's)      5,160      5,603      5,888       5,766      4,389       1,182
---------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.31    $ 14.37    $ 22.09    $  27.59    $ 16.10     $ 12.13
  Separate Account 45 number of units outstanding (000's)      5,638      7,229      8,254       6,114      1,942          --
  Separate Account 49 number of units outstanding (000's)     10,806     13,726     16,073      13,671      9,117       3,327
---------------------------------------------------------------------------------------------------------------------------------

                                 Appendix I: Condensed financial information A-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2002.

--------------------------------------------------------------------------------------------------------------------------------
                                                                2002       2001       2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.79    $  8.71    $  10.51    $  10.72          --          --
  Separate Account 45 number of units outstanding (000's)        776        948       1,014         550          --          --
  Separate Account 49 number of units outstanding (000's)      6,910      8,228       8,940       6,033          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.57    $ 28.61    $  28.00    $  26.78    $  25.92     $ 25.00
  Separate Account 45 number of units outstanding (000's)      2,299      2,501       1,860       2,900       1,566          --
  Separate Account 49 number of units outstanding (000's)      5,633      6,273       5,065       7,278       5,158       1,153
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.64    $ 12.08    $  13.14    $  12.47    $  12.82     $ 11.52
  Separate Account 45 number of units outstanding (000's)      1,663      1,936       2,045       2,057         867          --
  Separate Account 49 number of units outstanding (000's)     21,846     25,574      28,008      29,522      24,343       8,113
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.14    $ 13.55    $  17.50    $  20.23    $  12.80     $ 10.86
  Separate Account 45 number of units outstanding (000's)      1,196         --          --          --          --          --
  Separate Account 49 number of units outstanding (000's)     12,054     14,032      15,833      13,783      10,607       4,609
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.38    $ 12.90    $  17.32    $  21.35    $  16.61     $ 12.35
  Separate Account 45 number of units outstanding (000's)         13         --          --          --          --          --
  Separate Account 49 number of units outstanding (000's)     13,307     16,512      19,069      17,154      10,072       2,581
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.59    $ 11.01    $  10.94    $  11.48    $   9.64          --
  Separate Account 45 number of units outstanding (000's)        859        899         989         756         284          --
  Separate Account 49 number of units outstanding (000's)      2,817      3,131       3,340       2,922       1,610          --
--------------------------------------------------------------------------------------------------------------------------------

A-4 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Equitable Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.

We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.

Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;

o although certain provisions of the Temporary Regulations on required minimum distributions which would have required that the actuarial value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions have been suspended for 2003, these or similar provisions may apply in future years, and could increase the amounts required to be distributed from the contract; and

o the guaranteed minimum income benefit under baseBUILDER may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

                      (This page intentionally left blank)

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 14, 2004 to a fixed maturity option with a maturity date of February 15, 2013 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,846 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2008.



----------------------------------------------------------------------------------------------------
                                                     Hypothetical Assumed rate to maturity on
                                                                 February 14, 2008
                                                   -------------------------------------------------
                                                             5.00%         9.00%
----------------------------------------------------------------------------------------------------
 As of February 15, 2008 (before withdrawal)
----------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                 $144,048     $ 119,487
(2) Fixed maturity amount                                  $131,080     $ 131,080
(3) Market value adjustment:
    (1) - (2)                                              $ 12,968     $ (11,593)
----------------------------------------------------------------------------------------------------
 On February 15, 2008 (after withdrawal)
----------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                      $  4,501     $  (4,851)
(5) Reduction in fixed maturity amount: [$50,000 - (4)]    $ 45,499     $  54,851
(6) Fixed maturity amount: (2) - (5)                       $ 85,581     $  76,229
(7) Maturity value                                         $120,032     $ 106,915
(8) Market adjusted amount of (7)                          $ 94,048     $  69,487
----------------------------------------------------------------------------------------------------

You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.


                               Appendix III: Market value adjustment example C-1

                      (This page intentionally left blank)

Appendix IV: Guaranteed minimum death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.
The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market or EQ/Alliance Quality Bond options or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:



---------------------------------------------------------------------------------------
   End of                           5% roll up to age 80      Annual ratchet to age 80
 contract                          guaranteed minimum          guaranteed minimum
   year         Account value       death benefit(1)              death benefit
---------------------------------------------------------------------------------------
     1           $105,000             $   105,000(1)              $  105,000(3)
     2           $115,500             $   110,250(2)              $  115,500(3)
     3           $129,360             $  115,763 (2)              $  129,360(3)
     4           $103,488             $   121,551(1)              $  129,360(4)
     5           $113,837             $  127,628 (1)              $  129,360(4)
     6           $127,497             $   134,010(1)              $  129,360(4)
     7           $127,497             $  140,710 (1)              $  129,360(4)
---------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


5% ROLL UP TO AGE 80*

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the guaranteed minimum death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

----------

                       Appendix IV: Guaranteed minimum death benefit example D-1

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                          Page

Tax Information                                                             2
Unit Values                                                                15
Custodian and Independent Accountants                                      15
Yield Information for the EQ/Money Market Option, EQ/Alliance Quality Bond
Option and EQ/High Yield Option                                            16
Distribution of the contracts                                              17
Financial Statements                                                       17


How to Obtain an Equitable Accumulator(R) Statement of Additional Information for Separate Account No. 45 and Separate Account No. 49

Send this request form to:
  Equitable Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a combined Equitable Accumulator(R) SAI for Separate Account No. 45 and Separate Account No. 49 dated May 1, 2003.


--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip






(SAI 13AMLF(5/03))

Equitable Accumulator(R)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2003


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.

--------------------------------------------------------------------------------

WHAT IS THE EQUITABLE ACCUMULATOR(R)?


Equitable Accumulator(R) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this prospectus may vary in your state; all features and benefits may not be available in all contracts or in all states.



-------------------------------------------------------------------------------------------------------------------
Variable investment options
-------------------------------------------------------------------------------------------------------------------
o AXA Premier VIP Core Bond                                      o EQ/Calvert Socially Responsible
o AXA Premier VIP Health Care                                    o EQ/Capital Guardian International
o AXA Premier VIP International Equity                           o EQ/Capital Guardian Research
o AXA Premier VIP Large Cap Core Equity                          o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Growth                               o EQ/Emerging Markets Equity
o AXA Premier VIP Large Cap Value                                o EQ/Equity 500 Index
o AXA Premier VIP Small/Mid Cap Growth                           o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap Value                            o EQ/FI Mid Cap
o AXA Premier VIP Technology                                     o EQ/FI Small/Mid Cap Value
o EQ/Aggressive Stock                                            o EQ/High Yield
o EQ/Alliance Common Stock                                       o EQ/J.P. Morgan Core Bond
o EQ/Alliance Growth and Income                                  o EQ/Janus Large Cap Growth
o EQ/Alliance Intermediate Government                            o EQ/Lazard Small Cap Value
  Securities                                                     o EQ/Marsico Focus
o EQ/Alliance International                                      o EQ/Mercury Basic Value Equity
o EQ/Alliance Premier Growth                                     o EQ/MFS Emerging Growth Companies
o EQ/Alliance Quality Bond                                       o EQ/MFS Investors Trust
o EQ/Alliance Small Cap Growth                                   o EQ/Money Market
o EQ/Alliance Technology                                         o EQ/Putnam Growth & Income Value
o EQ/Balanced                                                    o EQ/Putnam International Equity
o EQ/Bernstein Diversified Value                                 o EQ/Putnam Voyager
                                                                 o EQ/Small Company Index



You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. This account pays fixed interest at guaranteed rates.

TYPES OF CONTRACTS. We offer the contracts for use as:

o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.


  We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA").


o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").


A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $2,000 to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2003, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                          X00520/Core '02 Series

                                                                        (R-4/15)

Contents of this prospectus
--------------------------------------------------------------------------------

EQUITABLE ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator(R) at a glance -- key features                         8

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------

Example                                                                     13


Condensed financial information                                             13

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           14
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        14
Owner and annuitant requirements                                            19
How you can make your contributions                                         19
What are your investment options under the contract?                        19
Allocating your contributions                                               24
Your benefit base                                                           26
Annuity purchase factors                                                    26
Our Living Benefit option                                                   26
Guaranteed minimum death benefit                                            28

Inherited IRA beneficiary continuation contract                             29

Your right to cancel within a certain number of days                        30

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        31
--------------------------------------------------------------------------------
Your account value and cash value                                           31
Your contract's value in the variable investment options                    31
Your contract's value in the guaranteed interest option                     31
Your contract's value in the fixed maturity options                         31
Your contract's value in the account for special dollar
     cost averaging                                                         31

Termination of your contract                                                31


----------------------

"We," "our," and "us" refer to Equitable Life.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.



2  Contents of this prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         32
--------------------------------------------------------------------------------
Transferring your account value                                             32
Disruptive transfer activity                                                32
Rebalancing your account value                                              32

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     34
--------------------------------------------------------------------------------
Withdrawing your account value                                              34
How withdrawals are taken from your account value                           35
How withdrawals affect your guaranteed minimum income benefit
     and guaranteed minimum death benefit                                   35
Loans under Rollover TSA contracts                                          35
Surrendering your contract to receive its cash value                        36
When to expect payments                                                     36
Your annuity payout options                                                 36

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     39
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         39
Charges that the Trusts deduct                                              42
Group or sponsored arrangements                                             42
Other distribution arrangements                                             42

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 43
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     43
How death benefit payment is made                                           43
Beneficiary continuation option                                             44

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          46
--------------------------------------------------------------------------------
Overview                                                                    46
Buying a contract to fund a retirement arrangement                          46
Transfers among investment options                                          46
Taxation of nonqualified annuities                                          46
Individual retirement arrangements (IRAs)                                   48
Special rules for contracts funding qualified plans                         50
Tax-Sheltered Annuity contracts (TSAs)                                      50
Federal and state income tax withholding and
     information reporting                                                  51
Impact of taxes to Equitable Life                                           52

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         53
--------------------------------------------------------------------------------
About Separate Account No. 49                                               53
About the Trusts                                                            53
About our fixed maturity options                                            53
About the general account                                                   54
About other methods of payment                                              54
Dates and prices at which contract events occur                             55
About your voting rights                                                    55
About legal proceedings                                                     56
About our independent accountants                                           56
Financial statements                                                        56
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          56
Distribution of the contracts                                               56

--------------------------------------------------------------------------------
9. INVESTMENT PERFORMANCE                                                   58
--------------------------------------------------------------------------------
Communicating performance data                                              61

--------------------------------------------------------------------------------
10. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           62
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1
II -- Purchase considerations for QP contracts                             B-1
III -- Market value adjustment example                                     C-1
IV -- Enhanced death benefit example                                       D-1

V -- Hypothetical illustrations                                            E-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                                Page
   account for special dollar cost averaging                      19
   account value                                                  31
   administrative charge                                          39
   Annual administrative charge                                   39
   Annual ratchet death benefit                                   28
   annuitant                                                      19
   annuity maturity date                                          38
   annuity payout options                                         36
   annuity purchase factors                                       26
   automatic investment program                                   55
   beneficiary                                                    43
   Beneficiary Continuation Option ("BCO")                        44
   benefit base                                                   26
   business day                                                   19
   cash value                                                     31
   charges for state premium and other applicable taxes           41
   contract date                                                   9
   contract date anniversary                                       9
   contract year                                                   9
   contributions to traditional IRAs                              49
      regular contributions                                       49
      rollovers and transfers                                     50
   disability, terminal illness or confinement to nursing         40
      home
   disruptive transfer activity                                   32
   Distribution Charge                                            39
   EQAccess                                                        6
   ERISA                                                          35
   Fixed-dollar Option                                            25
   fixed maturity options                                         23
   Flexible Premium IRA                                        cover
   Flexible Premium Roth IRA                                   cover
   free look                                                      30
   free withdrawal amount                                         40
   general account                                                54
   General dollar cost averaging                                  25
   guaranteed interest option                                     23
   guaranteed minimum death benefit                               28
   guaranteed minimum income benefit                              26
   IRA                                                         cover
   IRS                                                            46
   Inherited IRA                                               cover
   Investment Simplifier                                          25
   investment options                                          cover
   lifetime required minimum distribution withdrawals             35

                                                                Page
   Living Benefit                                                 26
   Living Benefit charge                                          41
   loan reserve account                                           36
   loans under Rollover TSA                                       51
   lump sum withdrawals                                           34
   market adjusted amount                                         23
   market value adjustment                                        23
   market timing                                                  32
   maturity dates                                                 23
   maturity value                                                 23
   Mortality and expense risk charge                              39
   NQ                                                          cover
   participant                                                    19
   portfolio                                                   cover
   principal assurance allocation                                 24
   processing office                                               6
   Protection Plus                                                28
   Protection Plus charge                                         41
   QP                                                          cover
   rate to maturity                                               23
   Rebalancing                                                    32
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   roll-up death benefit                                          26
   Roth Conversion IRA                                         cover
   Roth IRA                                                       48
   SAI                                                         cover
   SEC                                                         cover
   self-directed allocation                                       24
   Separate Account 49                                            53
   Special dollar cost averaging                                  24
   standard death benefit                                         26
   substantially equal withdrawals                                34
   Successor owner and annuitant                                  43
   systematic withdrawals                                         34
   TOPS                                                            6
   TSA                                                         cover
   traditional IRA                                                48
   Trusts                                                      cover
   unit                                                           31
   variable investment options                                    19
   wire transmittals                                              54
   withdrawal charge                                              39

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
  Prospectus                    Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed
  variable investment options   Interest Accounts in supplemental materials)
  account value                 Investment Funds
  rate to maturity              Annuity Account Value
  unit                          Guaranteed Rates
  Living Benefit                Accumulation Unit
  Guaranteed Interest Option    Guaranteed Minimum Income Benefit
                                Guaranteed Interest Account
--------------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?
--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o    change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http:// www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);


(2) conversion of a traditional IRA to a Roth Conversion IRA or Flexible Premium Roth IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

6  Who is Equitable Life?

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  requests for withdrawals or surrenders from Rollover TSA contracts;

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain section 1035 exchanges; and

(12) direct transfers.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes

(2)  beneficiary changes;

(3)  transfers between investment options;


(4)  contract surrender and withdrawal requests;

(5)  death claims;

(6) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(7)  special dollar cost averaging.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;


(2) general dollar cost averaging (including the fixed dollar and interest sweep options);


(3)  rebalancing;

(4)  special dollar cost averaging;

(5)  substantially equal withdrawals;

(6)  systematic withdrawals; and

(7)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

Equitable Accumulator(R) at a glance -- key features
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Professional investment      Equitable Accumulator's(R) variable investment options invest in different portfolios managed by
management                   professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages               o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                               contract                  payments.

                             o On transfers inside the   No tax on transfers among investment options.
                               contract
                             -------------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax
                             Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this Prospectus and in the SAI.)
------------------------------------------------------------------------------------------------------------------------------------
Living Benefit protection    The Living Benefit provides a guaranteed minimum income benefit. The guaranteed minimum income benefit provides income protection for you during the annuitant's life.
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                               o Initial minimum:        $5,000
                               o Additional minimum:     $500 (NQ, QP and Rollover TSA contracts)
                                                         $100 monthly and $300 quarterly under our automatic investment program
                                                         (NQ contracts)
                                                         $50 (IRA contracts)
                                                         $1000 (Inherited IRA contracts)
                             -------------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                               o Initial minimum:        $2,000
                               o Additional minimum:     $   50
                             -------------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money         o Lump sum withdrawals
                             o Several withdrawal options on a periodic basis
                             o Loans under Rollover TSA contracts
                             o Contract surrender
                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------------


8 Equitable Accumulator(R) at a glance -- key features

Payout options               o Fixed annuity payout options
                             o Variable Immediate Annuity payout options
                             o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features          o Guaranteed minimum death benefit options
                             o Dollar cost averaging
                             o Automatic investment program
                             o Account value rebalancing (quarterly, semiannually, and annually)
                             o Free transfers
                             o Waiver of withdrawal charge for disability, terminal illness, or confinement to a nursing home
                             o Protection Plus, an optional death benefit available under certain contracts (subject to state availability)
Fees and charges             o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.20%.
                             o The charges for the guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.
                             o Annual 0.60% of the applicable benefit base charge for the optional Living Benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first.
                             o If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value, on the contract date anniversary, is $50,000 or more, we will not deduct the charge.
                             o Annual 0.35% Protection Plus charge for this optional death benefit.
                             o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value on the most recent contract date anniversary to calculate the 15% amount available. There is no withdrawal charge in the eighth and later contract years following a contribution. In addition, there is no withdrawal charge if the annuitant is age 86 or older when the contract is issued. Certain other exemptions apply.
                             -------------------------------------------------------------------------------------------------------
                             The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                            -------------------------------------------------------------------------------------------------------
                            o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
                            o We deduct a $350 annuity administrative fee from amounts applied to purchase the Variable Immediate
                              Annuity payout options.
                            o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually, 12b-1 fees of 0.25% annually and other expenses.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages        NQ: 0-90
                            Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-90
                            Flexible Premium IRA: 20-70
                            Inherited IRA: 0-70
                            QP: 20-75
------------------------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


                          Equitable Accumulator(R) at a glance -- key features 9

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


10 Equitable Accumulator(R) at a glance -- key features

Fee table


--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)                        7.00%

------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a Variable Immediate Annuity payout option                             $350
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an  annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risks                                                                0.75%
Administrative                                                                             0.25%
Distribution                                                                               0.20%
                                                                                           ----
Total annual expenses                                                                      1.20%

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge
   If your account value on a contract date anniversary is less than
   $   50,000(2)                                                                           $ 30

   If your account value on a contract date anniversary is $50,000
   or more                                                                                 $  0

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect the optional benefit
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary for which the benefit is in effect).

   Standard death benefit                                                                  0.00%

   Annual Ratchet to age 85                                                                0.30% of the Annual Ratchet to age
                                                                                           85 benefit base

   6% Roll-up to age 85                                                                    0.45% of the 6% roll-up to age 85
                                                                                           benefit base

   Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85                             0.60% of the greater of the 6%
                                                                                           roll-up to age 85 benefit base
                                                                                           Annual Ratchet to age 85 benefit as
                                                                                           applicable
------------------------------------------------------------------------------------------------------------------------------------

Living Benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary for
which the benefit is in effect)                                                            0.60%
------------------------------------------------------------------------------------------------------------------------------------
Protection Plus benefit charge (calculated as a percentage of the account value. Deducted annually on each contract date anniversary
for which the benefit is in effect)                                                        0.35%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 11

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.



------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted      Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or   ----       ----
other expenses)(3)                                                                  0.57%      3.77%



Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable:

    The withdrawal charge percentage we use is determined by the       Contract
    contract year in which you make the withdrawal or surrender        Year
    your contract. For each contribution, we consider the contract     1 ... 7.00%
    year in which we receive that contribution to be "contract year    2 ... 7.00%
    1")                                                                3 ... 6.00%
                                                                       4 ... 6.00%
                                                                       5 ... 5.00%
                                                                       6 ... 3.00%
                                                                       7 ... 1.00%
                                                                       8+ .. 0.00%



(2) During the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge is $30 for each contract year.

(3) Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio and each AXA Premier VIP Trust Portfolio pays is used to reduce the Portfolio's expenses. If the table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:




   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   Portfolio assets including management                     Lowest     Highest
   fees, 12b-1 fees, service fees, and/or other              0.57%      1.85%
   expenses) after expense cap
   -----------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   Portfolio assets including management
   fees, 12b-1 fees, service fees, and/or other
   expenses) after expense cap and after a                   0.43%      1.82%
   portion of the brokerage commissions that
   the Portfolio pays is used to reduce the
   Portfolio's expenses.


12 Fee table

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Living Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $1.80 per $10,000.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the examples. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:



              1 year         3 years        5 years       10 years
Lowest      $ 1,051.65     $ 1,688.21     $ 2,371.73     $ 4,058.51
Highest     $ 1,387.59     $ 2.654.22     $ 3,910.10     $ 6,758.44



If you annuitize at the end of the applicable time period:



             1 year        3 years        5 years       10 years
Lowest    $   701.65     $ 1,438.21     $ 2,221.73     $ 4,408.51
Highest   $ 1,037.59     $ 2,404.22     $ 3,760.10     $ 7,108.44



If you do not surrender your contract at the end of the applicable time period:




             1 year        3 years        5 years       10 years
Lowest      $ 351.65     $ 1,088.21     $ 1,871.73     $ 4,058.51
Highest     $ 687.59     $ 2,054.22     $ 3,410.10     $ 6,758.44


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2002.



                                                                    Fee table 13

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.


We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator(R) series contracts with the same annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant      Minimum
 Contract type   issue ages        contributions             Source of contributions         Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 90      $5,000 (initial)         o After-tax money.              o For annuitants up to age 83
                 0 through 85 in   $ 500 (additional)                                         at contract issue, additional
                 Pennsylvania                               o Paid to us by check or          contributions may be made
                                                              transfer of contract value in   up to age 84.
                                                              a tax-deferred exchange
                                                              under Section 1035 of the     o For annuitants age 84 and
                                                              Internal Revenue Code.          older at contract issue
                                                                                              additional contributions may
                                                                                              be made up to one year
                                                                                              beyond the annuitant's issue
                                                                                              age.
------------------------------------------------------------------------------------------------------------------------------------


14 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant      Minimum
 Contract type   issue ages         contributions          Source of contributions          Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 90      o  $5,000 (initial)   o Eligible rollover distribu-    o For annuitants up to age 83
                 20 through 85 in   o  $50 (additional)     tions from TSA contracts or      at contract issue, additional
                 Pennsylvania                               other 403(b) arrangements,       contributions may be made
                                                            qualified plans, and govern-     up to age 84.
                                                            mental EDC plans.
                                                                                           o For annuitants age 84 and
                                                          o Rollovers from another           older at contract issue addi-
                                                            traditional individual           tional contributions may be
                                                            retirement arrangement.          made up to one year beyond
                                                                                             your issue age.
                                                          o Direct custodian-to-
                                                            custodian transfers from       o Contributions after age 70-1/2
                                                            another traditional indi-        must be net of required
                                                            vidual retirement                minimum distributions.
                                                            arrangement.
                                                                                           o Although we accept regular
                                                          o Regular IRA contributions.       IRA contributions (limited to
                                                                                             $3,000 for each of calendar
                                                          o Additional "catch-up" con-       years 2003 and 2004) under
                                                            tributions.                      rollover IRA contracts, we
                                                                                             intend that this contract be
                                                                                             used primarily for rollover
                                                                                             and direct transfer
                                                                                             contributions.

                                                                                           o Additional catch-up contri-
                                                                                             butions of up to $500 can
                                                                                             be made for the calendar
                                                                                             year 2003 or 2004 where
                                                                                             the owner is at least age 50
                                                                                             but under age 70-1/2 at any
                                                                                             time during the calendar
                                                                                             year for which the contribu-
                                                                                             tion is made.
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 15

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant      Minimum
 Contract type   issue ages         contributions          Source of contributions          Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 90     $5,000 (initial)       o Rollovers from another        o For annuitants up to age 83
IRA               20 through 85 in  $   50 (additional)      Roth IRA.                       at contract issue, additional
                  Pennsylvania                             o Conversion rollovers from a     contributions may be made
                                                             traditional IRA.                up to age 84.
                                                           o Direct transfers from
                                                             another Roth IRA.             o For annuitants age 84 and
                                                           o Regular Roth IRA                older at contract issue addi-
                                                             contributions.                  tional contributions may be
                                                           o Additional catch-up contri-     made up to one year beyond
                                                             butions.                        your issue age.

                                                                                           o Conversion rollovers after
                                                                                             age 70-1/2 must be net of
                                                                                             required minimum distribu-
                                                                                             tions for the traditional IRA
                                                                                             you are rolling over.
                                                                                           o You cannot roll over funds
                                                                                             from a traditional IRA if your
                                                                                             adjusted gross income is
                                                                                             $100,000 or more.
                                                                                           o Although we accept regular
                                                                                             Roth IRA contributions (lim-
                                                                                             ited to $3,000 for each of
                                                                                             calendar years 2003 and
                                                                                             2004) under Roth IRA con-
                                                                                             tracts, we intend that this
                                                                                             contract be used primarily
                                                                                             for rollover and direct trans-
                                                                                             fer contributions.
                                                                                           o Additional catch-up contri-
                                                                                             butions of up to $500 can
                                                                                             be made for the calendar
                                                                                             year 2003 or 2004 where
                                                                                             the owner is at least age 50
                                                                                             at any time during the calen-
                                                                                             dar year for which the
                                                                                             contribution is made.
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA      20 through 90      $5,000 (initial)     o Direct transfers of pre-tax    o For annuitants up to age 83
                  20 through 85 in   $  500 (additional)    funds from another contract      at contract issue, additional
                  Pennsylvania                              or arrangement under Sec-        contributions may be made
                                                            tion 403(b) of the Internal      up to age 84.
                                                            Revenue Code, complying
                                                            with IRS Revenue Ruling        o For annuitants age 84 and
                                                            90-24.                           older at contract issue addi-
                                                                                             tional contributions may be
                                                          o Eligible rollover distribu-      made up to one year beyond
                                                            tions of pre-tax funds from      your issue age.
                                                            other 403(b) plans. Subse-
                                                            quent contributions may        o Rollover or direct transfer
                                                            also be rollovers from quali-    contributions after age 70-1/2
                                                            fied plans, governmental         must be net of any required
                                                            EDC plans and traditional        minimum distributions.
                                                            IRAs.
                                                                                           o Employer-remitted contribu-
                                                                                             tions are not permitted.

This contract may not be available in your state.
------------------------------------------------------------------------------------------------------------------------------------


16 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant      Minimum
 Contract type   issue ages         contributions          Source of contributions          Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
QP               20 through 75      $5,000 (initial)       o Only transfer contributions    o Regular ongoing payroll
                                    $  500 (additional)      from an existing defined         contributions are not
                                                             contribution qualified plan      permitted.
                                                             trust.
                                                                                            o Only one additional transfer
                                                           o The plan must be qualified       contribution may be made
                                                             under Section 401(a) of the      during a contract year.
                                                             Internal Revenue Code.
                                                                                            o No additional transfer con-
                                                           o For 401(k) plans, trans-         tributions after age 76.
                                                             ferred contributions may
                                                             only include employee pre-     o Contributions after age 70-1/2
                                                             tax contributions.               must be net of any required
                                                                                              minimum distributions.

                                                                                            o A separate QP contract must
                                                                                              be established for each plan
                                                                                              participant.

                                                                                            o Employer-remitted contribu-
                                                                                              tions are not permitted.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 70      $2,000 (initial)       o Regular traditional IRA        o No regular IRA contributions
IRA                                 $   50 (additional)      contributions.                   in the calendar year you turn
                                                                                              age 70-1/2 and thereafter.
                                                           o Additional catch-up
                                                             contributions.                 o Regular contributions may
                                                                                              not exceed $3,000 for either
                                                           o Eligible rollover distribu-      2003 or 2004.
                                                             tions from TSA contracts or
                                                             other 403(b) arrangements,     o Rollover and direct transfer
                                                             qualified plans, and govern-     contributions after age 70-1/2
                                                             mental EDC plans.                must be net of required
                                                                                              minimum distributions.
                                                           o Rollovers from another
                                                             traditional individual retire- o Although we accept rollover
                                                             ment arrangement.                and direct transfer contribu-
                                                                                              tions under the Flexible
                                                           o Direct custodian-                Premium IRA contract, we
                                                             to-custodian transfers from      intend that this contract be
                                                             another traditional indi-        used for ongoing regular
                                                             vidual retirement                contributions.
                                                             arrangement.
                                                                                            o Additional catch-up contri-
                                                                                              butions of up to $500 can
                                                                                              be made for the calendar
                                                                                              year 2003 or 2004 where
                                                                                              the owner is at least age 50
                                                                                              but under age 70-1/2 at any
                                                                                              time during the calendar
                                                                                              year for which the contribu-
                                                                                              tion is made.
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 17

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant      Minimum
 Contract type   issue ages         contributions          Source of contributions          Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 90      $2,000 (initial)       o Regular after-tax              o For annuitants up to age 83
Roth IRA         20 through 85 in   $   50 (additional)      contributions.                   at contract issue, additional
                 Pennsylvania                                                                 contributions may be made
                                                           o Additional catch-up              up to age 84.
                                                             contributions.
                                                                                            o For annuitants age 84 and
                                                           o Rollovers from another           older at contract issue addi-
                                                             Roth IRA.                        tional contributions may be
                                                                                              made up to one year beyond
                                                           o Conversion rollovers from a      your issue age.
                                                             traditional IRA.
                                                                                            o Regular Roth IRA contribu-
                                                           o Direct transfers from            tions may not exceed
                                                             another Roth IRA.                $3,000 for either 2003 or
                                                                                              2004.

                                                                                            o Contributions are subject to
                                                                                              income limits and other tax
                                                                                              rules.

                                                                                            o Although we accept rollover
                                                                                              and direct transfer contribu-
                                                                                              tions under the Flexible
                                                                                              Premium Roth IRA contract,
                                                                                              we intend that this contract
                                                                                              be used for ongoing regular
                                                                                              Roth IRA contributions.

                                                                                            o Additional catch-up contri-
                                                                                              butions of up to $500 can
                                                                                              be made for the calendar
                                                                                              year 2003 or 2004 where
                                                                                              the owner is at least age 50
                                                                                              at any time during the calen-
                                                                                              dar year for which the
                                                                                              contribution is made.

------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70             $5,000 (initial)       o (If contract is traditional    o Any additional contributions
Beneficiary Con-                    $1,000 (additional)      IRA) Direct custodian-to-        must be from same type of
tinuation                                                    custodian transfers of your      IRA of same deceased
Contract (tradi-                                             interest as death beneficiary    owner.
tional IRA or                                                of the deceased owner's
Roth IRA)                                                    traditional individual retire-
                                                             ment arrangement.

                                                           o (If contract is Roth IRA)
                                                             Direct custodian-to-
                                                             custodian transfers of your
                                                             interest as death beneficiary
                                                             of the deceased owner's
                                                             Roth IRA.
------------------------------------------------------------------------------------------------------------------------------------



See "Tax information" later in this Prospectus and in the SAI for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


18 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


Your investment options are the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.



--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.
--------------------------------------------------------------------------------



                                              Contract features and benefits  19

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                             Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of a high current income and capital   o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk  o Pacific Investment Management Company
                                                                                       LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital                      o A I M Capital Management, Inc.
                                                                                     o Dresdner RCM Global Investors LLC
                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital                      o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY                                                                  Bernstein Investment Research and Manage-
                                                                                       ment Unit
                                                                                     o Bank of Ireland Asset Management
                                                                                       (U.S.) Limited
                                                                                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                      o Alliance Capital Management L.P., through its
 CORE EQUITY                                                                           Bernstein Investment Research and Manage-
                                                                                       ment Unit
                                                                                     o Janus Capital Management LLC
                                                                                     o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                      o Alliance Capital Management L.P.
 GROWTH                                                                              o Dresdner RCM Global Investors LLC
                                                                                     o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                      o Alliance Capital Management L.P.
 VALUE                                                                               o MFS Investment Management
                                                                                     o Institutional Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                      o Alliance Capital Management L.P.
 CAP GROWTH                                                                          o Provident Investment Counsel, Inc.
                                                                                     o RS Investment Management, LP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                      o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                           o Wellington Management Company, LLP
                                                                                     o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    Seeks long-term growth of capital                      o Alliance Capital Management L.P.
                                                                                     o Dresdner RCM Global Investors LLC
                                                                                     o Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective                                           Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK              Seeks to achieve long-term growth of capital.       o Alliance Capital Management L.P.
                                                                                     o MFS Investment Management
                                                                                     o Marsico Capital Management, LLC
                                                                                     o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.       o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.               o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent     o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           with relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.       o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       To achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent     o Alliance Capital Management L.P.
                                 with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.       o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY           Seeks to achieve long-term growth of capital.       o Alliance Capital Management L.P.
                                 Current income is incidental to the Portfolio's
                                 objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                      Seeks to achieve a high return through both         o Alliance Capital Management L.P.
                                 appreciation of capital and current income.         o Capital Guardian Trust Company
                                                                                     o Mercury Advisors
                                                                                     o Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                         o Alliance Capital Management L.P.,
                                                                                       through its Bernstein Investment Research
                                                                                       and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.               o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                           and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.             o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         To achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY       Seeks long-term capital appreciation.               o Morgan Stanley Investment Management,
                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that           o Alliance Capital Management L.P.
                                 approximates the total return performance of the
                                 S&P 500 Index, including reinvestment of
                                 dividends, at a risk level consis- tent with that
                                 of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 21

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name              Objective                                                Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA          Seeks long-term capital growth.                          o Evergreen Investment Management
                                                                                       Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP               Seeks long-term growth of capital.                       o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE   Seeks long-term capital appreciation.                    o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD               Seeks to achieve a high total return through a combina-  o Alliance Capital Management L.P.
                            tion of current income and capital appreciation.         o Pacific Investment Management Company
                                                                                       LLC (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND    Seeks to provide a high total return consistent with     o J.P. Morgan Investment Management Inc.
                            moderate risk of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH   Seeks long-term growth of capital.                       o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE   Seeks capital appreciation.                              o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS            Seeks long-term growth of capital.                       o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE      Seeks capital appreciation and secondarily, income.      o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH      Seeks to provide long-term capital growth.               o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with secondary objec-  o MFS Investment Management tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve o Alliance Capital Management L.P.
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME   Seeks capital growth. Current income is a secondary      o Putnam Investment Management, LLC
 VALUE                      objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL     Seeks capital appreciation.                              o Putnam Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER           Seeks long-term growth of capital and any increased      o Putnam Investment Management, LLC
                            income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the    o Alliance Capital Management L.P.
                            deduction of Portfolio expenses) the total return of the
                            Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.


22 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.


We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


The minimum yearly guaranteed interest rate is 3% for 2003. The yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. Current interest rates will never be less than the yearly guaranteed interest rate.

See "Transferring your money among the investment options" later in the prospectus for restrictions on transfers from the Guaranteed Interest Option.



FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time, there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------


The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.


On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers, from one fixed maturity option to another.


YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 14, 2003, the next available maturity date was February 14, 2009. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time


                                              Contract features and benefits  23
remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than 3%. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance, or dollar cost averaging.


SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.



PRINCIPAL ASSURANCE ALLOCATION


Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation. Principal assurance will not be available if none of those maturity dates is currently available. You allocate the rest of your contribution to the variable investment options and the guaranteed interest option however you choose.

For example, if your initial contribution is $10,000, and on February 15, 2003 you chose the fixed maturity option with a maturity date of February 14, 2013, since the rate to maturity was 4.19% on February 14, 2003 we would have allocated $6,631 to that fixed maturity option and the balance to your choice of the variable investment options and the guaranteed interest option. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitants ages 80 or younger when the contract is issued. If the annuitant is age 76-80, your principal assurance allocation is limited to the seven year fixed maturity option only. If you anticipate taking required minimum distributions, you should consider whether your values in the variable investment options and guaranteed interest option are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus and in the SAI.


Please check with your financial professional to see if the principal assurance allocation feature is available in your state. Also, you may not elect principal assurance if the special dollar cost averaging program is in effect.


DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------


SPECIAL DOLLAR COST AVERAGING PROGRAM. Subject to state availability, under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."


You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over


24  Contract features and benefits
an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.


The only amounts that should be transferred from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options and the guaranteed interest option. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.


INVESTMENT SIMPLIFIER

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row.

                      ----------------------------------


                                              Contract features and benefits  25

You may not participate in any dollar cost averaging program if you are participating in the rebalancing program. See "Transferring your money among investment options" later in this Prospectus. You may not elect the special dollar cost averaging program if the principal assurance program is in effect.

For the fixed-dollar option and the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


YOUR BENEFIT BASE

A benefit base is used to calculate the guaranteed minimum income benefit and any death benefit, as described in this section. Your benefit base is not an account value or a cash value. See also "Our Living Benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

6% ROLL UP TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     plus

o    daily interest; less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The effective annual interest rate credited to this benefit base is:


o 6% (4% in Washington for the enhanced death benefit only) with respect to the variable investment options (other than EQ/Alliance Intermediate Government Securities and EQ/Money Market) and the account for special dollar cost averaging; and

o 3% with respect to the EQ/Alliance Intermediate Government Securities and EQ/Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).


No interest is credited to the benefit base after the contract anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to the greater of:

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract anniversary up to the contract anniversary following the annuitant's 85th birthday,

                                   each less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).


GREATER OF 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll up to age 85 or the benefit base computed for Annual ratchet to age 85, as described immediately above, on each contract anniversary. For the guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised.



ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our Living Benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.



OUR LIVING BENEFIT OPTION


The Living Benefit option offers you a guaranteed minimum income benefit. The Living Benefit is available if the annuitant is age 20 through 75 at the time the contract is issued. There is an additional charge for the Living Benefit which is described under "Living Benefit charge" in "Charges and expenses" later in this Prospectus. Please ask your financial professional if the Living Benefit is available in your state. If you are purchasing this contract as an Inherited IRA , the guaranteed minimum income benefit is not available. If you are purchasing this contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit is generally not available. Subject to our rules, the Living Benefit may be available for certain split-funded Charitable Remainder Trusts.

The guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or an Income Manager level payment life with a period certain payout option subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your guaranteed minimum income benefit. The maximum period certain available under the Income Manager payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:



--------------------------------------------------------------------------------
                        Level payments
--------------------------------------------------------------------------------
                                    Period certain years
           Annuitant's        --------------------------------------------------
         age at excise            IRAs             NQ
--------------------------------------------------------------------------------
            60-75                  10              10
--------------------------------------------------------------------------------


26  Contract features and benefits

--------------------------------------------------------------------------------
                        Level payments
--------------------------------------------------------------------------------
                                    Period certain years
           Annuitant's        --------------------------------------------------
         age at excise            IRAs             NQ
--------------------------------------------------------------------------------
            76                     9               10
            77                     8               10
            78                     7               10
            79                     7               10
            80                     7               10
            81                     7               9
            82                     7               8
            83                     7               7
            84                     6               6
            85                     5               5
--------------------------------------------------------------------------------



We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.


--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------


When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your guaranteed minimum income benefit base less any outstanding loan plus accrued interest (applies to Rollover TSA only), at guaranteed annuity purchase factors, or (ii) the income provided by applying your actual account value at our then current annuity purchase factors. The benefit base is applied only to the Living Benefit guaranteed annuity purchase factors in your contract and not to any other guaranteed or current annuity purchase rates.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.

Before you elect the Living Benefit, you should consider the fact that the guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your Income Manager benefit under the Living Benefit are more conservative than the guaranteed annuity purchase factors we use for the Income Manager payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Living Benefit Income Manager will be smaller than each periodic payment under the Income Manager payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll up to age 85 benefit base, the table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.


--------------------------------------------------------------------------------
                                guaranteed minimum
      Contract date           income benefit -- annual
 anniversary at exercise      income payable for life
--------------------------------------------------------------------------------
            10                      $11,891
            15                      $18,597
--------------------------------------------------------------------------------


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us in order to exercise this benefit. The amount of income you actually receive will be determined when we receive your request to exercise the benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

You will be eligible to exercise the guaranteed minimum income benefit as follows:


o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 85th birthday;

(ii)  if the annuitant was age 75 when the contract was issued, the

                                              Contract features and benefits  27
      only time you may exercise the guaranteed minimum income benefit is within 30 days following the first contract date anniversary that it becomes available;


(iii) if the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Living Benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the guaranteed minimum income benefit can be exercised;

(iv) For QP and Rollover TSA contracts, if you are eligible to exercise your guaranteed minimum income benefit, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract; and

(v) For a successor owner/annuitant, the earliest exercise date will be based on the original contract issue date and the age of successor owner/annuitant as of the Processing Date successor owner/ annuitant takes effect.

Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on these guaranteed benefits.



GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment OR the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment OR your elected enhanced death benefit on the date of the annuitant's death, adjusted for withdrawals (and associated withdrawal charges) and taxes that apply, whichever provides the highest amount.


OPTIONAL ENHANCED DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 84 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 84 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0-70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.


Subject to state availability, you may elect one of the following enhanced death benefits:

6% ROLL UP TO AGE 85.

ANNUAL RATCHET TO AGE 85.

THE GREATER OF THE 6% ROLL UP TO AGE 85 AND THE ANNUAL RATCHET TO AGE 85.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Your benefit base." Once you have made your enhanced death benefit election, you may not change it. In New York, only the standard death benefit and the Annual ratchet to age 85 enhanced death benefit are available.


The standard death benefit is the only death benefit available for annuitant ages 85 through 90 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA contracts.

                      ----------------------------------


Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on these guaranteed benefits.


See Appendix IV at the end of this Prospectus for an example of how we calculate an enhanced death benefit.


PROTECTION PLUS

Subject to state and contract availability, if you are purchasing a contract under which the Protection Plus feature is available, you may elect the Protection Plus death benefit at the time you purchase your contract. Protection Plus provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Protection Plus feature in an NQ, IRA or Rollover TSA contract.


If the annuitant is 70 or younger when we issue your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:


the greater of:

o    the account value or

o    any applicable death benefit

Increased by:

o    40% of such death benefit less total net contributions

For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the


28  Contract features and benefits
account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is age 71 through 79 when we issue your contract (or if the successor owner/annuitant is between the ages of 71 and 79 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:

the greater of:

o    the account value or

o    any applicable death benefit

Increased by:

o    25% of such death benefit (as described above) less total net contributions

The value of the Protection Plus death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Protection Plus must be elected when the contract is first issued: neither the owner nor the successor owner/annuitant can add it subsequently. Ask your financial professional if this feature is available in your state.



INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax advisor your own personal situation. This contract may not be available in all states. Please speak with your financial professional for further information.

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax advisor when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than Equitable, where the deceased owner is the same as under the original IRA contract.

o    You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges, will apply as described in "Charges and expenses" later in this Prospectus.

o The Living benefit, successor owner/annuitant feature, special dollar cost averaging program, automatic investment program and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The minimum guaranteed death benefit will also no longer be in effect.



                                              Contract features and benefits  29

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus and in the SAI for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


30  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE


Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions;

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) decreased to reflect a transfer of your loan amount to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Living Benefit and/or Protection Plus benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.



TERMINATION OF YOUR CONTRACT

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose any applicable guaranteed benefits.



                                           Determining your contract's value  31

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.


o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. As of February 14, 2003, maturities of less than six years were not available. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency, or dollar amount of transfers.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Accumulator(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


32  Transferring your money among investment options

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------


You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; your rebalancing allocations will not be changed; and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

You may not elect the rebalancing program if you are participating in any dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or fixed maturity options.



                            Transferring your money among investment options  33

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE


You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.





--------------------------------------------------------------------------------
                                    Method of withdrawal
                  --------------------------------------------------------------
                                                                Lifetime
                                                                required
                                              Substantially     minimum
 Contract           Lump sum    Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                    Yes          Yes             No             No
--------------------------------------------------------------------------------
Rollover IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                  Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA             Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Inherited IRA         Yes           No             No             **
--------------------------------------------------------------------------------
QP                    Yes           No             No             Yes
--------------------------------------------------------------------------------
Rollover TSA*         Yes          Yes             No             Yes
--------------------------------------------------------------------------------



 * For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus and in the SAI.

** This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contracts and benefits" earlier in this Prospectus.



LUMP SUM WITHDRAWALS
(All contracts)


You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.


Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.



SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.



SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus and in the SAI. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


34  Accessing your money

The IRS has recently issued guidance permitting an individual who had elected to receive substantially equal withdrawals to change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.


Substantially equal withdrawals are not subject to a withdrawal charge.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus and in the SAI)

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus and in the SAI for your specific type of retirement arrangement.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our "automatic required minimum distribution
(RMD) service" except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.


Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.


--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging.



HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:


INCOME BENEFIT AND DEATH BENEFIT

Your applicable benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 6% or less of the applicable benefit base on the most recent contract date anniversary. Any portion of a withdrawal that causes the sum of your withdrawals in a contract year to exceed 6% of the applicable benefit base on the most recent contract date anniversary and any subsequent withdrawals in that same contract year will reduce your applicable benefit base on a pro rata basis.


The timing of your withdrawals and whether they exceed the 6% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). This pro rata example assumes that the annual 6% threshold described above has already been exceeded.



LOANS UNDER ROLLOVER TSA CONTRACTS


You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."


You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus and in the SAI for general rules applicable to loans.


                                                        Accessing your money  35

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If these amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If FMO amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.


We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus and in the SAI.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.


You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if you are exercising your guaranteed minimum income benefit under the Living Benefit, your choice of payout options are those that are available under the Living Benefit (see "Our Living Benefit option" in "Contract features and benefits" earlier in this Prospectus).




--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity (not available in
   payout options                     New York)
                                      Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager payout options         Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before

36  Accessing your money
     the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.



INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.


Both NQ and IRA Income Manager payout options provide guaranteed level payments. The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager payout option without life contingencies unless withdrawal charges are no longer in effect under your Equitable Accumulator(R).


For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner.

You may choose to apply only part of the account value of your Equitable Accumulator(R) contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.


Depending upon your circumstances, an Income Manager contract may be purchased on a tax-free basis. Please consult your tax advisor. The Income Manager payout options are not available in all states.

If you purchase an Income Manager contract in connection with the exercise of the Living Benefit option, different payout options may apply, as well as other various differences. See "Our Living Benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager Prospectus.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


For the Income Manager life contingent payout options, no withdrawal charge is imposed under the Equitable Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you pur-



                                                        Accessing your money  37
chase your payout option, the withdrawal charges under the Income Manager will apply. The year in which your account value is applied to the payout option will be "contract year 1."



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin unless you are applying only some of your account value to an Income Manager contract. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Equitable Accumulator(R) contract date. Except with respect to the Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below:

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday.


For contracts issued in Pennsylvania and New York, the maturity date is related to the contract issue date, as follows:


--------------------------------------------------------------------------------
           New York                    Pennsylvania
--------------------------------------------------------------------------------
                   Maximum                        Maximum
                annuitization                  annuitization
    Issue age       age           Issue age        age
--------------------------------------------------------------------------------
     0-80            90            0-75             85
      81             91             76              86
      82             92             77              87
      83             93            78-80            88
      84             94            81-85            90
     85-90           95
--------------------------------------------------------------------------------


This may also be different in other states.

Before the last day by which annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager annuity payout option is chosen.


38  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge if you elect a death benefit (other than the Standard death benefit).

o On each contract date anniversary -- a charge for the Living Benefit, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o On each contract date anniversary -- a charge for Protection Plus, if you elect this optional benefit.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of .75% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option (if permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If you surrender your contract during the contract year, we will deduct a pro rata portion of the charge.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.



WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option.


The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each


                                                        Charges and expenses  39
contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                         Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution  7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus and in the SAI.

Please note that you may incur a withdrawal charge if your contract was issued in New York and your annuitant was age 84 or 85 at issue because you must accept distribution of your cash value beginning with the contract anniversary following the annuitant's 90th birthday.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania, the withdrawal charge will be computed in the same manner as for other contracts, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to 0% in the sixth and later contract years.

The withdrawal charge does not apply in the circumstances described below.

Annuitant ages 86 through 90 when the contract is issued.
The withdrawal charge does not apply under the contract if the annuitant is age 86 or older when the contract is issued.


15% free withdrawal amount. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value on the most recent contract date anniversary, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.


Disability, terminal illness or confinement to nursing home.
The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;
-     it provides continuous room and board to three or more persons;
-     it is supervised by a registered nurse or licensed practical nurse;
-     it keeps daily medical records of each patient;
-     it controls and records all medications dispensed; and
-     its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


FOR CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying the New York Alternate Scale I shown below. If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.

The New York withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 7 years and therefore would have no withdrawal charge, no withdrawal charge will apply. Use of a New York Alternate Scale can only result in a lower charge. We will compare the result of applying Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.


40  Charges and expenses

--------------------------------------------------------------------------------
     NY Alternate Scale I                   NY Alternate Scale II
--------------------------------------------------------------------------------
                                              Year of transfer
  Year of investment                            within fixed
  in fixed maturity                               maturity
       option*                                     option*
--------------------------------------------------------------------------------
  Within year 1             7%               Within year 1             5%
        2                   6%                     2                   4%
        3                   5%                     3                   3%
        4                   4%                     4                   2%
        5                   3%                     5                   1%
        6                   2%                After year 5             0%
        7                   1%
   After year 7             0%               Not to exceed 1%
                                             times the number of years remaining
                                             in the fixed maturity option,
                                             rounded to the higher number of
                                             years. In other words, if 4.3 years
                                             remain, it would be a 5% charge.
--------------------------------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer

If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.


For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.


The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

We will deduct the annual administrative charge and the withdrawal charge from the variable investment options and the guaranteed interest option as discussed above. If the amounts in those options are insufficient to cover the charges, we reserve the right to deduct the charges from the fixed maturity options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE


Annual ratchet to age 85. If you elect the Annual ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.30% of the Annual ratchet to age 85 benefit base.

6% Roll up to age 85. If you elect the 6% Roll up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll up to age 85 benefit base.

Greater of 6% Roll up to age 85 or Annual ratchet to age 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll up to age 85 or the Annual ratchet to age 85 benefit base for which it is in effect.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro-rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.


There is no additional charge for the Standard death benefit.


LIVING BENEFIT CHARGE


If you elect the Living Benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.60% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.



PROTECTION PLUS


If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-


                                                        Charges and expenses  41
out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o    Management fees ranging from 0.25% to 1.20%.

o    12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts following this Prospectus.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit or the guaranteed minimum death benefit, or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


42  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee.

Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the applicable guaranteed minimum death benefit will be such guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. The death benefit will be less a deduction for any outstanding loan plus accrued interest on the date that the death benefit payment is made (applies to Rollover TSA only).


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts (other than Inherited IRAs).

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When the owner is not the annuitant under an NQ contract and the owner dies before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.



HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.



SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.


                                                    Payment of death benefit  43

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your elected guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).


Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.


Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.



BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in the Statement of Additional Information, the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o    The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or an optional enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner



44  Payment of death benefit
and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o    The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or an optional enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" later in this Prospectus.

o    Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

o No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o    The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.


                                                    Payment of death benefit  45

7.  Tax information
--------------------------------------------------------------------------------

OVERVIEW


In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax advisor before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. More information on IRAs and TSAs is provided in the SAI. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits and the Living Benefit guaranteed minimum income benefit, Special Dollar Cost Averaging, selection of investment funds, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. Although certain provisions of the Temporary Regulations on required minimum distributions concerning the actuarial value of additional contract benefits, which could have increased the amount required to be distributed from annuity contracts funding qualified plans, TSA's and IRA's have been suspended for 2003, these or similar provisions may apply in future years. You may want to discuss with your tax advisor the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).


46  Tax information

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS FEATURE


In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. In such a case the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).



CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator(R) NQ contract.

A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.



BENEFICIARY CONTINUATION OPTION

We have received a Private Letter Ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The Ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether


                                                             Tax information  47
scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.



EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We cannot provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).


Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions in traditional IRA and Roth IRA. The SAI contains the information that the IRS requires you to have before you purchase an IRA. We do not discuss education IRAs because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts



48  Tax information
owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We are applying for an opinion letter from the IRS to approve the respective forms of the Equitable Accumulator(R) traditional and Roth IRA contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and a Roth IRA, respectively. We do not know if and when any such IRS formal approval will be received. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts.

The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.


PROTECTION PLUS(SM) FEATURE


The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. We have filed a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. We do not know if and when any such IRS formal approval will be received. There is no assurance that the contract with the Protection Plus feature meets the IRS qualification requirements for IRAs. IRAs generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the optional Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax advisor whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with optional Protection Plus feature.



CONTRIBUTIONS

Individuals may make three different types of contributions to an IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other IRAs of the same type ("direct transfers").

In addition, an individual may make a taxable rollover contribution from a traditional IRA to a Roth IRA ("conversion" contributions).

Contributions to all types of IRAs are compensation-based. They are either made from your current compensation or have a connection with past compensation (for example, rollover contributions from an eligible retirement plan that you had with an employer related to past compensation). Under certain circumstances, your nonworking spouse, former spouse or surviving spouse may contribute to an IRA. You can make regular contributions for any year to a traditional IRA within federal tax limits up until the calendar year you reach age 70-1/2. Regular contributions for any year to a Roth IRA can be made at any time during your life, subject to federal tax law limits.


The amount of contributions you may make to an IRA for any year and whether such contributions are eligible for special tax treatment (for example, deductibility from income or a special credit) may vary, depending on your income, age and whether you participate in an employer-sponsored retirement plan. Roth IRA contributions are not tax deductible. The maximum regular contribution that can be made to all of your IRAs (whether traditional or Roth) for the taxable year for which the contribution is made is $3,000. The amounts are the same for both 2003 and 2004. The maximum regular contribution for both 2003 and 2004 is increased to $3,500 if you are at least age 50 at any time during the taxable year for which the contribution is made.

Rollover and transfer contributions are not subject to dollar limits. Rollover contributions may be made to a traditional IRA from "eligible retirement plans" which include other traditional IRAs, qualified plans, TSAs and governmental 457(b) plans. For Roth IRAs, rollover contributions may be made from other Roth IRAs and traditional IRAs. The conversion of a traditional IRA to a Roth IRA is taxable. Direct transfer contributions may only be made directly from one traditional IRA to another or from one Roth IRA to another.


Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002 after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.

A more complete discussion of contributions to traditional IRAs and Roth IRAs is contained in the SAI.


WITHDRAWALS AND DISTRIBUTIONS

You can withdraw any or all of your funds from an IRA at any time; you do not need to wait for a special event like retirement. Earnings in IRAs are not subject to federal income tax until amounts are paid to you or your beneficiary. Withdrawals from an IRA, surrender of an IRA, death benefits from an IRA and annuity payments from an IRA may be fully or partially taxable. Withdrawals and distributions from IRAs are taxable as ordinary income (not capital gain).


                                                             Tax information  49

Payments from traditional IRAs and Roth IRAs are taxed differently. Payments from traditional IRAs are generally fully taxable unless you have made nondeductible regular contributions or rolled over after-tax contributions. In any event, the issuer of the traditional IRA is entitled to report the distribution as fully taxable and it is your responsibility to calculate the taxable and tax-free portions of any traditional IRA payments on your own tax returns.


Distributions from Roth IRAs generally receive return of contribution treatment first under federal income tax calculation rules before any income is taxable. Certain distributions from Roth IRAs may qualify for fully tax-free treatment. These are distributions after you reach age 59-1/2, die, become disabled or meet a qualified first-time homebuyer tax rule. You also have to meet a five-year aging period.


A distribution from a traditional IRA will not be taxable if it is rolled over to an eligible retirement plan. A distribution from a Roth IRA will not be taxable if it is rolled over to another Roth IRA.

Taxable withdrawals or distributions from IRAs may be subject to an additional 10% penalty tax if you are under age 59-1/2, unless an exception applies.

Traditional IRAs are subject to required minimum distribution rules which require that amounts begin to be distributed in a prescribed manner from the IRA after the owner reaches age 70-1/2. These rules also require distributions after the owner's death. No distributions are required to be made from Roth IRAs until after the Roth IRA owner's death, but then the required minimum distribution rules apply.

A more complete discussion of the tax aspects of withdrawals and distributions for traditional IRAs and Roth IRAs is contained in the SAI.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II at the end of this Prospectus.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL


This section of the prospectus covers some of the special tax rules that apply to annuity contracts under Section 403(b) of the Internal Revenue Code (TSAs).


Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


PROTECTION PLUS FEATURE


The Protection Plus feature is offered for Rollover TSA contracts, subject to state and contract availability. There is no assurance that the contract with the Protection Plus feature meets the qualification requirements for TSAs. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus benefit is not part of the contract, in such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax advisor whether you should consider purchasing an Accumulator(R) Rollover TSA contract with the optional Protection Plus feature.



CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator(R) Rollover TSA contract:

o    a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You must establish your TSA with funds that are directly transferred from another 403(b) arrangement or rolled over from another 403(b) arrangement. You may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental 457(b) plans, and traditional IRAs as well as other TSAs and 403(b) arrangements . All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.


You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization.

Contributions to TSAs are discussed in greater detail in the SAI.

50  Tax information

DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

You may also need spousal consent for certain transactions and payments.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:


o you are severed from employment with the employer which provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or


o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

The amount of funds subject to withdrawal restrictions may depend on the source of the funds used to establish the Accumulator(R) TSA.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.


If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from TSAs before you reach age 59-1/2 unless an exception applies.

Distributions from TSAs are discussed in greater detail in the SAI.


LOANS FROM TSAS

Loans are generally not treated as a taxable distribution. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans from TSAs are discussed in greater detail in the SAI.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan (a qualified plan, a governmental 457(b) plan (separate accounting required), another TSA or a traditional IRA) which agrees to accept the rollover.

A spousal beneficiary may also roll over death benefits or certain divorce-related payments.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Rollovers and transfers from TSAs are discussed in greater detail in the SAI.


REQUIRED MINIMUM DISTRIBUTIONS

TSAs are subject to required minimum distribution rules beginning at age 70-1/2 or separation from service, if later. These rules are discussed in greater detail in the SAI.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documenta-


                                                             Tax information  51
tion in the case of payments made to non-United States persons and United
States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,840 in periodic annuity payments in 2003, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


52  Tax information

8. More information
--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to Equitable Life's other operations.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or the Separate Account No. 49.

Each subaccount (variable investment option) within the Separate Accounts invests solely in class IB shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts; and


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS


EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

EQ Advisors Trust commenced operations on May 1, 1997. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB shares, and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this prospectus, or in the respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


For example, the rates to maturity for new allocations as of February 14, 2003 and the related price per $100 of maturity value were as shown below:



--------------------------------------------------------------------------------
   Fixed maturity
    options with
   February 14th       Rate to maturity          Price
  maturity date of          as of           per $100 of
   maturity year      February 14, 2003    maturity value
--------------------------------------------------------------------------------
        2004                3.00%*             $ 97.09
        2005                3.00%*             $ 94.25
        2006                3.00%*             $ 91.51
        2007                3.00%*             $ 88.84
        2008                3.00%*             $ 86.25
        2009                3.11%              $ 83.20
        2010                3.49%              $ 78.64
        2011                3.76%              $ 74.42
        2012                3.96%              $ 70.49
        2013                4.19%              $ 66.31



* Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw any of your value from a fixed maturity option before its maturity date.


                                                            More information  53

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.


     (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.


     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.



INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS

We accept initial contributions sent by wire to our processing office by agreement with certain broker-dealers. The transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

54  More information

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we require an Acknowledgment of Receipt form, financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.


o For the fixed-dollar option and the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.



ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees;

o    the formal approval of independent auditors selected for each Trust; or


                                                            More information  55

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.

ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2002 and 2001, and for the three years ended December 31, 2002 incorporated in this prospectus by reference to the 2002 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Both AXA Advisors and AXA Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of Equitable Life, and AXA Distributors, an indirect wholly owned subsidiary of Equitable Life, are registered with the SEC as broker dealers and are members of the National Association of Securities Dealers, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker dealers act as distributors for other Equitable Life annuity products.


56  More information

AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of AXA Distributors, as well as by affiliated and unaffiliated broker dealers who have entered into selling agreements with AXA Distributors.

We pay broker-dealer sales compensation that will generally not exceed an amount equal to 6.5% of total contributions made under the contracts. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial professionals as commissions related to sales of the contracts.

                                                            More information  57

9. Investment performance
--------------------------------------------------------------------------------

The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The table takes into account all fees and charges under the contract, including the withdrawal charges, the highest optional enhanced death benefit charge, the optional Living Benefit charge, the optional charge for Protection Plus and the annual administrative charge but does not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes resulting in an estimated administrative charge, for the purpose of this table, of $0.18 per $1,000.


The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available. The contracts were offered for the first time in 2002.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. The results shown for the EQ/Money Market and EQ/Alliance Common Stock options for periods before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as well as an assumed charge of 0.06% for direct operating expenses.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


58  Investment performance

                                  TABLE FOR SEPARATE ACCOUNT 49
          AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:
------------------------------------------------------------------------------------------------------------------------------------
                                                                Length of option period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Since option
 Variable investment options                              1 Year        5 Years       inception*
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --             --
AXA Premier VIP Health Care                              --             --             --
AXA Premier VIP International Equity                     --             --             --
AXA Premier VIP Large Cap Core Equity                    --             --             --
AXA Premier VIP Large Cap Growth                         --             --             --
AXA Premier VIP Large Cap Value                          --             --             --
AXA Premier VIP Small/Mid Cap Growth                     --             --             --
AXA Premier VIP Small/Mid Cap Value                      --             --             --
AXA Premier VIP Technology                               --             --             --
EQ/Aggressive Stock ***                              (38.27)%       (16.38)%       (11.09)%
EQ/Alliance Common Stock ***                         (42.66)%        (7.93)%        (1.04)%
EQ/Alliance Growth and Income ***                        --             --             --
EQ/Alliance Intermediate Government Securities ***       --             --             --
EQ/Alliance International ***                            --             --             --
EQ/Alliance Premier Growth                           (40.56)%           --         (22.85)%
EQ/Alliance Quality Bond ***                             --             --             --
EQ/Alliance Small Cap Growth                         (39.62)%        (7.67)%        (2.25)%
EQ/Alliance Technology                               (49.99)%           --         (45.14)%
EQ/Balanced ***                                      (22.38)%        (0.76)%       (18.42)%
EQ/Bernstein Diversified Value                       (23.21)%           --          (2.30)%
EQ/Calvert Socially Responsible                      (35.79)%           --         (27.34)%
EQ/Capital Guardian International                    (24.62)%           --         (12.00)%
EQ/Capital Guardian Research                         (34.11)%           --          (9.60)%
EQ/Capital Guardian U.S. Equity                      (33.16)%           --         (10.75)%
EQ/Emerging Markets Equity                           (15.61)%        (9.88)%        (9.89)%
EQ/Equity 500 Index ***                              (31.91)%        (5.15)%         1.68%
EQ/Evergreen Omega                                   (33.46)%           --         (17.10)%
EQ/FI Mid Cap                                        (28.08)%           --         (19.77)%
EQ/FI Small/Mid Cap Value                            (24.28)%        (7.55)%        (7.35)%
EQ/High Yield ***                                    (12.74)%        (8.69)%        (3.55)%
EQ/J.P. Morgan Core Bond                              (0.38)%           --           3.31%
EQ/Janus Large Cap Growth                            (39.67)%           --         (36.13)%
EQ/Lazard Small Cap Value                            (23.47)%           --          (1.50)%
EQ/Marsico Focus                                     (21.28)%           --          (7.92)%
EQ/Mercury Basic Value Equity                        (26.25)%         1.71%          4.62%
EQ/MFS Emerging Growth Companies                     (43.62)%        (7.83)%        (3.06)%
EQ/MFS Investors Trust                               (30.51)%           --         (13.12)%
EQ/Money Market ***                                   (8.61)%         0.13%          1.13%
EQ/Putnam Growth & Income Value                      (28.55)%        (6.36)%        (2.67)%
EQ/Putnam International Equity                       (26.23)%        (1.88)%         0.12%
EQ/Putnam Voyager                                    (35.78)%        (8.17)%        (2.99)%
EQ/Small Company Index                               (30.40)%           --          (5.85)%

------------------------------------------------------------------------------------------------------------------------------------
                                                                Length of portfolio period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                                                                  portfolio
 Variable investment options                              3 Years       5 Years       10 Years    inception**
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --            --           (1.77)%
AXA Premier VIP Health Care                              --             --            --          (29.47)%
AXA Premier VIP International Equity                     --             --            --          (30.37)%
AXA Premier VIP Large Cap Core Equity                    --             --            --          (32.06)%
AXA Premier VIP Large Cap Growth                         --             --            --          (40.53)%
AXA Premier VIP Large Cap Value                          --             --            --          (29.37)%
AXA Premier VIP Small/Mid Cap Growth                     --             --            --          (46.41)%
AXA Premier VIP Small/Mid Cap Value                      --             --            --          (34.75)%
AXA Premier VIP Technology                               --             --            --          (51.79)%
EQ/Aggressive Stock ***                              (29.57)%       (16.38)%       (2.04)%          6.76%
EQ/Alliance Common Stock ***                         (26.57)%        (7.93)%        5.17%           9.19%
EQ/Alliance Growth and Income ***                    (10.82)%         0.01%           --            6.24%
EQ/Alliance Intermediate Government Securities ***     3.64%          2.57%         2.93%           3.68%
EQ/Alliance International ***                        (25.69)%        (8.60)%          --           (3.65)%
EQ/Alliance Premier Growth                           (31.80)%           --            --          (22.85)%
EQ/Alliance Quality Bond ***                           4.22%          2.62%           --            2.91%
EQ/Alliance Small Cap Growth                         (17.33)%        (7.67)%          --           (2.25)%
EQ/Alliance Technology                                   --             --            --          (45.14)%
EQ/Balanced ***                                      (10.98)%        (0.76)%        3.13%           6.51%
EQ/Bernstein Diversified Value                        (9.69)%           --            --           (2.30)%
EQ/Calvert Socially Responsible                      (21.20)%           --            --          (17.43)%
EQ/Capital Guardian International                    (24.82)%           --            --          (12.00)%
EQ/Capital Guardian Research                         (13.27)%           --            --           (9.60)%
EQ/Capital Guardian U.S. Equity                      (13.58)%           --            --          (10.75)%
EQ/Emerging Markets Equity                           (25.56)%        (9.88)%          --          (13.46)%
EQ/Equity 500 Index ***                              (20.99)%        (5.15)%          --            6.10%
EQ/Evergreen Omega                                   (24.02)%           --            --          (17.10)%
EQ/FI Mid Cap                                            --             --            --          (19.96)%
EQ/FI Small/Mid Cap Value                             (7.43)%        (7.55)%          --           (3.24)%
EQ/High Yield ***                                     (9.16)%        (8.69)%        2.44%           3.62%
EQ/J.P. Morgan Core Bond                               4.92%            --            --            3.31%
EQ/Janus Large Cap Growth                                --             --            --          (36.27)%
EQ/Lazard Small Cap Value                              1.59%            --            --           (1.50)%
EQ/Marsico Focus                                         --             --            --           (7.61)%
EQ/Mercury Basic Value Equity                         (5.59)%         1.71%           --            4.62%
EQ/MFS Emerging Growth Companies                     (37.28)%        (7.83)%          --           (3.06)%
EQ/MFS Investors Trust                               (18.78)%           --            --          (13.12)%
EQ/Money Market ***                                   (1.37)%         0.13%         1.07%           3.13%
EQ/Putnam Growth & Income Value                      (12.32)%        (6.36)%          --           (2.67)%
EQ/Putnam International Equity                       (23.17)%        (1.88)%          --            0.12%
EQ/Putnam Voyager                                    (29.83)%        (8.17)%          --           (2.99)%
EQ/Small Company Index                               (13.41)%           --            --           (5.85)%



  * The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5,
    2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and Income, EQ/Alliance International and EQ/Alliance Quality Bond, (January 14, 2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.



                                                       Investment performance 59

 ** The portfolio inception dates are: EQ/Alliance Common Stock (January 13,
    1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1,
    1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessor that it may have had. The inception dates for these portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.



60 Investment performance

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's                                Investment Management Weekly
Morningstar's Variable Annuity          Money Management Letter
     Sourcebook                         Investment Dealers Digest
Business Week                           National Underwriter
Forbes                                  Pension & Investments
Fortune                                 USA Today
Institutional Investor                  Investor's Business Daily
Money                                   The New York Times
Kiplinger's Personal Finance            The Wall Street Journal
Financial Planning                      The Los Angeles Times
Investment Adviser                      The Chicago Tribune
--------------------------------------------------------------------------------

From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commissions or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator(R) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yields for the EQ/Alliance Quality Bond and EQ/High Yield options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Money Market, EQ/Alliance Quality Bond and EQ/High Yield options. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the withdrawal charge, the optional enhanced death benefit charge, the optional Living Benefit charge, the optional Protection Plus benefit charge, the annual administrative charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The yields and effective yields for the EQ/Money Market option, when used for the special dollar cost averaging program, assume that no contract charges are deducted. For more information, see "Yield Information for the EQ/Money Market Option, EQ/Alliance Quality Bond Option and EQ/High Yield Option" in the SAI.


                                                      Investment performance  61

10. Incorporation of certain documents by reference
--------------------------------------------------------------------------------


Equitable Life's Annual Report on Form 10-K for the year ended December 31, 2002 is considered to be a part of this prospectus because it is incorporated by reference.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.


Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.


We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


62  Incorporation of certain documents by reference

Appendix I: Condensed financial information
--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.20%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2002



------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                    2002        2001            2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                                     $ 10.69          --              --          --          --
  Number of units outstanding (000's)                              4,285          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                                     $  7.91          --              --          --          --
  Number of units outstanding (000's)                                929          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                                     $  7.82          --              --          --          --
  Number of units outstanding (000's)                                923          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                     $  7.65          --              --          --          --
  Number of units outstanding (000's)                              1,004          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                                     $  6.80          --              --          --          --
  Number of units outstanding (000's)                              2,130          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                     $  7.92          --              --          --          --
  Number of units outstanding (000's)                              1,722          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                                     $  6.21          --              --          --          --
  Number of units outstanding (000's)                              2,602          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                                     $  7.38          --              --          --          --
  Number of units outstanding (000's)                              1,889          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                                     $  5.67          --              --          --          --
  Number of units outstanding (000's)                                306          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                                                     $ 36.85    $  52.44        $  70.94    $  82.86    $  70.74
  Number of units outstanding (000's)                                161         153             185         213         266
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                                                     $149.11    $ 226.39        $ 256.74    $ 303.01    $ 245.58
  Number of units outstanding (000's)                                222         154             188         205         230
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                                     $ 20.11          --              --          --          --
  Number of units outstanding (000's)                              1,615          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
  Unit value                                                     $ 18.73          --              --          --          --
  Number of units outstanding (000's)                              1,850          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                                     $  8.65          --              --          --          --
  Number of units outstanding (000's)                              1,285          --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                      For the years ending December 31,
                                                      ---------------------------------
                                                                   1997        1996
---------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                                                   $  71.57    $  65.53
  Number of units outstanding (000's)                               279           9
---------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                                                   $ 192.60    $ 151.23
  Number of units outstanding (000's)                               240           8
---------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                                         --          --
  Number of units outstanding (000's)                                --          --
---------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2002 (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                               --------------------------------------------------------------
                                                                  2002        2001            2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                                     $ 4.86    $  7.15          $  9.52     $ 11.80          --
  Number of units outstanding (000's)                             2,292         89              114          79          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                                                     $15.42         --               --          --          --
  Number of units outstanding (000's)                             1,432         --               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                                     $ 9.91    $ 14.38          $ 16.78     $ 14.94     $ 11.85
  Number of units outstanding (000's)                             1,279        105              191          50         102
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                                     $ 2.89    $  4.94          $  6.62          --          --
  Number of units outstanding (000's)                               925         51               66          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit Value                                                     $36.01         --               --          --          --
  Number of units outstanding (000's)                             1,221         --               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                                     $10.22    $ 11.97          $ 11.75     $ 12.13     $ 11.86
  Number of units outstanding (000's)                             4,578        114               54          46          22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                                     $ 6.33    $  8.70               --          --          --
  Number of units outstanding (000's)                               182         --               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                                     $ 7.33    $  8.73          $ 11.17     $ 13.97          --
  Number of units outstanding (000's)                             1,628         26               23          15          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                                     $ 8.01    $ 10.76          $ 11.12     $ 10.62          --
  Number of units outstanding (000's)                             2,252         17               10           3          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
  Unit value                                                     $ 7.69    $ 10.20          $ 10.53     $ 10.29          --
  Number of units outstanding (000's)                             2,981         59                8           7          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                                     $ 5.72    $  6.15          $  6.56     $ 11.08     $  5.73
  Number of units outstanding (000's)                               737         43               55          52          16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                                     $18.94    $ 24.71          $ 28.47          --          --
  Number of units outstanding (000's)                             2,393         71               78          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit Value                                                     $ 5.82         --               --          --          --
  Number of units outstanding (000's)                               551         --               --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
  Unit value                                                     $ 6.89    $  8.56          $ 10.00          --          --
  Number of units outstanding (000's)                             2,799         19                7          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                                     $ 9.51    $ 11.28          $ 10.98          --          --
  Number of units outstanding (000's)                             3,161         37                9          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                                                     $23.29    $ 24.29          $ 24.42     $ 27.13     $ 28.48
  Number of units outstanding (000's)                               903        221              260         329         422
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                                     $ 7.27    $  8.96          $ 12.16     $ 14.94     $ 11.87
  Number of units outstanding (000's)                               727         21               19          51           9
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                           For the years ending December 31,
                                                           ---------------------------------
                                                                    1997        1996
-------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                                     $ 12.55          --
  Number of units outstanding (000's)                                 89          --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit Value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit Value                                                          --
  Number of units outstanding (000's)                                 --
-------------------------------------------------------------------------------------------------
 EQ/FI /Mid Cap
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                                                     $ 30.46     $ 26.09
  Number of units outstanding (000's)                                439          24
-------------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
-------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2002 (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                               -----------------------------------------------------------
                                                                    2002        2001         2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                                     $ 13.32     $ 12.30      $ 11.54     $ 10.47     $ 10.77
  Number of units outstanding (000's)                              3,674         280          141         139          98
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                                     $  4.40     $  6.39      $  8.40          --          --
  Number of units outstanding (000's)                              2,123          20           29          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                                     $ 10.70     $ 12.57      $ 10.81     $  9.23     $  9.18
  Number of units outstanding (000's)                              2,322         111           41          20          26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                     $  9.91     $ 11.35           --          --          --
  Number of units outstanding (000's)                              2,875           2           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                                     $ 14.26          --           --          --          --
  Number of units outstanding (000's)                              1,591          --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                                     $  9.39     $ 14.47      $ 22.21     $ 27.70     $ 16.14
  Number of units outstanding (000's)                                496         147          214         227         176
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                                     $  6.83     $  8.75      $ 10.54     $ 10.74          --
  Number of units outstanding (000's)                                993          77           42          31          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                                                     $ 29.52     $ 29.51      $ 28.84     $ 27.54     $ 26.62
  Number of units outstanding (000's)                              1,554         256          266         360         329
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                                                     $  9.73     $ 12.16      $ 13.21     $ 12.52     $ 12.85
  Number of units outstanding (000's)                              1,342         324          341         423         506
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                                     $ 11.24     $ 13.65      $ 17.60     $ 20.32     $ 12.83
  Number of units outstanding (000's)                              1,445         154          182         199         190
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                                     $  9.46     $ 13.00      $ 17.41     $ 21.43     $ 16.65
  Number of units outstanding (000's)                                710         193          235         245         160
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                                     $  8.66     $ 11.07      $ 10.99     $ 11.51     $  9.65
  Number of units outstanding (000's)                              1,053          23           18          18          18
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                                            ---------------------------------
                                                                    1997        1996
----------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
----------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
----------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
----------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
----------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
----------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                                     $ 12.14          --
  Number of units outstanding (000's)                                149          --
----------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
----------------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                                                     $ 25.64     $ 24.68
  Number of units outstanding (000's)                                359         127
----------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                                                     $ 11.53          --
  Number of units outstanding (000's)                                383          --
----------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                                     $ 10.87          --
  Number of units outstanding (000's)                                187          --
----------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                                     $ 12.37          --
  Number of units outstanding (000's)                                124          --
----------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                                          --          --
  Number of units outstanding (000's)                                 --          --
----------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

                      (This page intentionally left blank)

Appendix II: Purchase considerations for QP contracts
--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Equitable Accumulator(R) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.


We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs or amounts attributable to an excess contribution must be withdrawn, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.

Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:


o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;

o although certain provisions of the Temporary Regulations on required minimum distributions which would have required that the actuarial value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions have been suspended for 2003, these or similar provisions may apply in future years, and could increase the amounts required to be distributed from the contract; and

o the guaranteed minimum income benefit under the Living Benefit may not be an appropriate feature for annuitants who are older than age 601/2 when the contract is issued.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

                      (This page intentionally left blank)

Appendix III: Market value adjustment example
--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 14, 2004 to a fixed maturity option with a maturity date of February 14, 2013 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,914 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 14, 2008.



---------------------------------------------------------------------------------
                                                            Hypothetical Assumed
                                                             rate to maturity on
                                                              February 14, 2008
                                                       --------------------------
                                                               5.00%        9.00%
---------------------------------------------------------------------------------
 As of February 14, 2008 (before withdrawal)
(1) Market adjusted amount                                 $144,082     $ 119,503
(2) Fixed maturity amount                                  $131,104     $ 131,104
(3) Market value adjustment:
  (1) - (2)                                                $ 12,978     $ (11,601)
 On February 14, 2008 (after withdrawal)
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                      $  4,504     $  (4,854)
(5) Reduction in fixed maturity amount: [$50,000 - (4)]    $ 45,496     $  54,854
(6) Fixed maturity amount: (2) - (5)                       $ 85,608     $  76,250
(7) Maturity value                                         $120,091     $ 106,965
(8) Market adjusted amount of (7)                          $ 94,082     $  69,503


You should note that under this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized. The market value adjustment is computed differently if you withdraw amounts on a date other than the anniversary of the establishment of the fixed maturity option.


                               Appendix III: Market value adjustment example C-1

                      (This page intentionally left blank)

Appendix IV: Enhanced death benefit example
--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.


The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:


--------------------------------------------------------------------------------------
   End of                           6% roll up to age 85      Annual ratchet to age 85
 contract                               enhanced                    enhanced
   year         Account value       death benefit(1)              death benefit
--------------------------------------------------------------------------------------
     1           $105,000             $  106,000(1)               $  105,000(3)
--------------------------------------------------------------------------------------
     2           $115,500             $  112,360(2)               $  115,500(3)
--------------------------------------------------------------------------------------
     3           $129,360             $  119,102(2)               $  129,360(3)
--------------------------------------------------------------------------------------
     4           $103,488             $  126,248(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     5           $113,837             $  133,823(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     6           $127,497             $  141,852(1)               $  129,360(4)
--------------------------------------------------------------------------------------
     7           $127,497             $  150,363(1)               $  129,360(4)
--------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


6% ROLL-UP TO AGE 85

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current enhanced death benefit.


ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(4) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% roll-up to age 85 or the Annual ratchet to age 85.


                                 Appendix IV: Enhanced death benefit example D-1

                      (This page intentionally left blank)

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus benefit and the guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each policy year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.55)% and 3.45% for the Accumulator Contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the guaranteed minimum death benefit, Protection Plus benefit, and the Living Benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all policy charges. The values shown under "Lifetime Annual Living Benefit" reflect the lifetime income that would be guaranteed if the Living Benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the Death Benefit and/or "Lifetime Annual Living Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .72%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of .38% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.



                                      Appendix V: Hypothetical illustrations E-1

Variable Deferred Annuity
Accumulator
$100,000 Single Contribution and No Withdrawals
Male, Issue Age 60
Benefits:
  Greater of 6% Roll-Up and the Annual Ratchet to Age 85 Guaranteed Minimum Death Benefit
  Protection Plus
  Guaranteed Minimum Income Benefit



                                                               Guaranteed
                                                                 Minimum
                       Account Value        Cash Value        Death Benefit
                    ------------------- ------------------ -------------------
  Age   Policy Year     0%        6%       0%        6%        0%        6%
------ ------------ --------- --------- -------- --------- --------- ---------
  60         1       100,000  100,000    93,000    93,000   100,000  100,000
  61         2        95,837  101,816    88,837    94,816   106,000  106,000
  62         3        91,718  103,612    85,718    97,612   112,360  112,360
  63         4        87,637  105,382    81,637    99,382   119,102  119,102
  64         5        83,588  107,121    78,588   102,121   126,248  126,248
  65         6        79,566  108,823    76,566   105,823   133,823  133,823
  66         7        75,563  110,481    74,563   109,481   141,852  141,852
  67         8        71,574  112,088    71,574   112,088   150,363  150,363
  68         9        67,593  113,637    67,593   113,637   159,385  159,385
  69        10        63,611  115,119    63,611   115,119   168,948  168,948
  74        15        43,430  121,184    43,430   121,184   226,090  226,090
  79        20        22,010  123,903    22,010   123,903   302,560  302,560
  84        25             0  121,257         0   121,257         0  404,893
  89        30             0  124,567         0   124,567         0  429,187
  94        35             0  131,329         0   131,329         0  429,187
  95        36             0  132,809         0   132,809         0  429,187


                                     Lifetime Annual
                                     Living Benefit
                           ----------------------------------
       Total Death Benefit
         with Protection      Guaranteed       Hypothetical
              Plus              Income            Income
       ------------------- ----------------- ----------------
  Age      0%        6%       0%       6%       0%       6%
------ --------- --------- -------- -------- -------- -------
  60    100,000   100,000      N/A      N/A      N/A     N/A
  61    108,400   108,400      N/A      N/A      N/A     N/A
  62    117,304   117,304      N/A      N/A      N/A     N/A
  63    126,742   126,742      N/A      N/A      N/A     N/A
  64    136,747   136,747      N/A      N/A      N/A     N/A
  65    147,352   147,352      N/A      N/A      N/A     N/A
  66    158,593   158,593      N/A      N/A      N/A     N/A
  67    170,508   170,508      N/A      N/A      N/A     N/A
  68    183,139   183,139      N/A      N/A      N/A     N/A
  69    196,527   196,527      N/A      N/A      N/A     N/A
  74    276,527   276,527   14,266   14,266   14,266  14,266
  79    383,584   383,584   20,393   20,393   20,393  20,393
  84          0   493,179        0   34,821        0  34,821
  89          0   517,472      N/A      N/A      N/A     N/A
  94          0   517,472      N/A      N/A      N/A     N/A
  95          0   517,472      N/A      N/A      N/A     N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-2 Appendix V: Hypothetical illustrations

Statement of additional information
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page

Tax Information                                                              2

Unit Values                                                                 15
Custodian and Independent Accountants                                       15
Yield Information for the EQ/Money Market Option, EQ/Alliance Quality Bond
Option and EQ/High Yield Option                                             16
Distribution of the Contracts                                               17
Financial Statements                                                        17



How to Obtain an Equitable Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Equitable Accumulator(R) SAI for Separate Account No. 49 dated May 1, 2003.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City                            State          Zip







(SAI 13AMLF(5/03))

                                                          X00520/Core '02 Series

Equitable Accumulator(R)
A combination variable and fiixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2003


The Equitable Life Assurance Society
of the United States
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Prospectus, dated May 1, 2003. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Tax Information                                                              2

Unit Values                                                                 15

Custodian and Independent Accountants                                       15


Yield Information for the EQ/Money Market
     Option, EQ/Alliance Quality Bond Option
     and EQ/High Yield Option                                               16


Distribution of the Contracts                                               17

Financial Statements                                                        17


   Copyright 2003 The Equitable Life Assurance Society of the United States. All rights reserved. Accumulator(R) is a registered service mark of The
            Equitable Life Assurance Society of the United States.

SAI 13A                                            Accumulator(R) '02 & Oregon



                                                                          x00499

TAX INFORMATION


Individual retirement arrangements (IRAs)


This section of the SAI contains the information that the IRS requires you to have before you purchase an IRA. This section of the SAI covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in the SAI because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


Your right to cancel within a certain number of days


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

The address of the processing office is as follows:

By regular mail:

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

By express delivery:


Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


General


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).


Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA (not available in all contracts).

We are applying for an opinion letter from the IRS to approve the respective forms of the Equitable Accumulator(R) traditional and Roth IRA contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and a Roth IRA, respectively. We do not know if and when any such IRS formal approval will be received. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts.

The inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.

Protection Plus feature

The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. We have filed a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. We do not know if and when any such IRS formal approval will be received. There is no assurance that the contract with the Protection Plus feature meets the IRS qualification requirements for IRAs. IRAs generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the optional Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection

Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable and, for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with the optional Protection Plus feature.


Traditional individual retirement annuities (traditional IRAs)


Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for the taxable year 2003. This amount stays the same for 2004. When your earnings are below $3,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch-up contribution" of up to $500 to your traditional IRA. This amount is the same for both taxable years 2003 and 2004.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for 2003 to any combination of traditional IRAs and Roth IRAs. This amount stays the same for 2004. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for each of the taxable years 2003 and 2004, your fully deductible contribution can be up to $3,000, or if less, your earned income. (The dollar limit is $3,500 for people eligible to make age
50 - 70-1/2 catch-up contributions.)

If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $40,000 and $50,000 in 2003 and AGI between $45,000 and $55,000 in 2004. In 2005 the deduction will phase out for AGI between $50,000 and $60,000.


If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $60,000 and $70,000 in 2003 and AGI between $65,000 and $75,000 in 2004. This range will increase every year until 2007 when the deduction will phase out for AGI between $80,000 and $100,000.

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000.

To determine the deductible amount of the contribution for 2003, for example, you determine AGI and subtract $40,000 if you are single, or $60,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

($10,000-excess AGI)    times    $3,000 (or earned    Equals    the adjusted
--------------------      x      income, if less,       =        deductible
 divided by $10,000                  or $3,500,                 contribution
                                   if applicable)                   limit

Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $3,000 per person limit for the applicable taxable year (2003 or 2004). The dollar limit is $3,500 for people eligible to make age 50 - 70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;


o    governmental 457(b) plans;


o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.


There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    a hardship withdrawal; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.


Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:


o regular contributions of more than $3,000 for the applicable taxable year, 2003 or 2004 (or $3,500 if you are age 50 - 70-1/2); or

o regular contributions of more than earned income for the year, if that amount is under $3,000 for the applicable taxable year, 2003 or 2004 (or $3,500 if you are age 50 - 70-1/2); or


o    regular contributions to a traditional IRA made after you reach age 70-1/2;
     or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax advisor.


Required minimum distributions

Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in January 2003, The 2002 final Regulations include Temporary Regulations applicable to annuity contracts. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your tax advisor concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.


What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)


This section of the SAI covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."


The Equitable Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Regular contributions to Roth IRAs


Limits on regular contributions. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for taxable year 2003. This amount stays the same for 2004. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $500 can be made for the taxable year. This amount is the same for both taxable years 2003 and 2004.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions? You may make rollover contributions to a Roth IRA from only two sources:

o    another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).


You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.


There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.


How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.


The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).


To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.


You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in certain limited cases to distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:

o    Rollovers from a Roth IRA to another Roth IRA;

o    Direct transfers from a Roth IRA to another Roth IRA;

o    Qualified distributions from a Roth IRA; and

o    Return of excess contributions or amounts recharacterized to a traditional
     IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


o    you are age 59-1/2; or older or


o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).


You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).


Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2003 and the conversion contribution is made in 2004, the conversion contribution is treated as contributed prior to other conversion contributions made in 2004.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.


Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.


Tax-sheltered annuity contracts (TSAs)


General

This section of the SAI covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Protection plus feature

The Protection Plus feature is offered for Rollover TSA contracts, subject to state and contract availability. There is no assurance that the contract with the Protection Plus feature meets the qualification requirements for TSAs. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus benefit is not part of the contract, in such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Rollover TSA contract with the optional Protection Plus feature.


Contributions to TSAs


There are two ways you can make contributions to establish this Equitable Accumulator(R) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o    a rollover from another 403(b) arrangement.


If you make a direct transfer, you must fill out our transfer form.


We do not accept after-tax funds in the Rollover TSA.


Employer-remitted contributions. The Equitable Accumulator(R) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.


Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.


A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Equitable Accumulator(R) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o    you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Equitable Accumulator(R) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o    direct rollover from another TSA or eligible retirement plan; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.


Distributions from TSAs


General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

This paragraph applies only to participants in a Texas Optional retirement program. Texas Law permits withdrawals only after one of the following distributable events occur:

(1) the requirements for minimum distribution (discussed under "Required minimum distributions" later in this section) are met; or

(2)  death; or

(3)  retirement; or

(4) termination of employment in all Texas public institutions of higher education.

For you to make a withdrawal, we must receive a properly completed written acknowledgment from the employer. If a distributable event occurs before you are vested, we will refund to the employer any amounts provided by an employer's first-year matching contribution. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law. Loans are not permitted under Texas Optional Retirement Programs.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.


If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.


Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.


Annuity Payments. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.


Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

     (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

     (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.


o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Equitable Accumulator(R) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.


o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.


The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.


The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.


Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


Required minimum distributions


Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Equitable Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Equitable Accumulator(R) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your Equitable Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o    if you are separated from service, any form of payout after you are age 55;
     or


o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,840 in periodic annuity payments in 2003, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or


o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or


o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator(R).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   (a/b) - c


where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust or AXA Premier VIP Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.55%. Your contract charges may be less.



CUSTODIAN AND INDEPENDENT ACCOUNTANTS


Equitable Life is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.

The financial statements of each Separate Account as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, and the consolidated financial statements of Equitable Life as of December 31, 2002 and 2001 and for each of the three years ended December 31, 2002 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE EQ/MONEY MARKET OPTION, EQ/ALLIANCE QUALITY BOND OPTION AND EQ/HIGH YIELD OPTION

EQ/Money Market option

The EQ/Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor (explained below). This reduction is made to recognize the deduction of the annual administrative charge under the contracts, which is not reflected in the unit value. Your contract, however, may not have an annual administrative charge.

Unit values reflect all other accrued expenses of the EQ/Money Market option but do not reflect any withdrawal charges, any optional benefit charges, or charges for applicable taxes such as state or local premium taxes. Under the 12 month dollar cost averaging program (if available under your contract), unit values also do not reflect any mortality and expense risks charge, administrative charge and distribution charge.


The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the annual administrative charge that is deducted from the EQ/Money Market option will vary for each contract depending upon the percentage of the account value allocated to the EQ/Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the total dollar amounts of the charges deducted from the option during the 12-month period ending on the last day of the prior year. The amount is multiplied by 7/365 to produce an average administrative charge factor which is used in all weekly yield computations for the ensuing year. The average administrative charge factor is then divided by the number of EQ/Money Market units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the EQ/Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1) 365/7 - 1. The EQ/Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the EQ/Money Market option will fluctuate and not remain constant.


EQ/Alliance Quality Bond and EQ/High Yield options

The EQ/Alliance Quality Bond and EQ/High Yield options calculate yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.


The net change is then reduced by the average administrative charge factor (explained below). This reduction is made to recognize the deduction of the annual administrative charge under the contracts, which is not reflected in the unit value. Your contract, however, may not have an annual administrative charge.


Unit values reflect all other accrued expenses of each option but do not reflect any withdrawal charges, the optional benefit charge or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge that is deducted from each option will vary for each contract depending upon the percentage of the account value allocated to each option. To determine the effect of the annual administrative charge on the yield, we start with the total dollar amounts of the charges deducted from the option during the 12-month period ending on the last day of the prior year. The amount is multiplied by 30/365 to produce an average administrative charge factor which is used in all 30-day yield computations for the ensuing year. The average administrative charge factor is then divided by the number of option units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the 30-day period.

The yield for each option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of option units will fluctuate and not remain constant.


Other yield information

The yields for the EQ/Money Market option, EQ/Alliance Quality Bond option and EQ/High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the EQ/Money Market option, EQ/Alliance Quality Bond option and EQ/High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified peri-ods, such as the fixed maturity options. Nor should the yields be compared to the yields of money market options made available to the general public.

The seven-day current yield for the EQ/Money Market option was -0.58% for the period ended December 31, 2002. The effective yield for that period was -0.58%.


The effective yield for the EQ/Alliance Quality Bond option was 1.02% for the 30-day period ended December 31, 2002.

The effective yield for the EQ/High Yield option was 9.14% for the 30-day period ended December 31, 2002.

The yields reflect unit values based on the highest charges that would apply to any contract or investment option to which this SAI relates, including the highest charges that would apply to the underlying portfolios. Therefore, if your contract has lower charges than those assumed, your yields would be higher than those shown.

Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the EQ/Money Market, EQ/Alliance Quality Bond and EQ/High Yield portfolios which reflect only the deduction of EQ Advisors and AXA Premier VIP Trust-level expenses.



DISTRIBUTION OF CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid AXA Distributors, LLC, distribution fees of $149,380,289 for 2002, $219,355,297 for 2001 and $199,478,753 for 2000, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $59,543,803, $91,443,554 and $52,501,772, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account Nos. 45 and 49, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2002, 2001 and 2000. Equitable Life paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account Nos. 45 and 49, $536,113,253 in 2002, $543,488,990
in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $283,213,274, $277,057,837 and $385,314,054, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.............................    FS-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2002..................................................    FS-3
   Statements of Operations for the Year Ended December
    31, 2002..................................................   FS-10
   Statements of Changes in Net Assets for the Years
    Ended December 31, 2002 and 2001..........................   FS-16
   Notes to Financial Statements..............................   FS-27


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.............................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002 and 2001....   F-2
   Consolidated Statements of Earnings, Years Ended
     December 31, 2002, 2001 and 2000..........................  F-3
   Consolidated Statements of Shareholder's Equity and
     Comprehensive Income, Years Ended December 31, 2002,
     2001 and 2000.............................................  F-4
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2002, 2001 and 2000..........................  F-5
   Notes to Consolidated Financial Statements..................  F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                       Core Bond        Health Care         Equity
                                                   ----------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 46,428,826       $ 7,196,918      $ 7,398,746
Receivable for The Trusts shares sold ............             --            19,311              824
Receivable for policy-related transactions .......         40,601                --               --
                                                     ------------       -----------      -----------
  Total assets ...................................     46,469,427         7,216,229        7,399,570
                                                     ------------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........         40,601                --               --
Payable for policy-related transactions ..........             --            19,311              824
                                                     ------------       -----------      -----------
  Total liabilities ..............................         40,601            19,311              824
                                                     ------------       -----------      -----------
Net Assets .......................................   $ 46,428,826       $ 7,196,918      $ 7,398,746
                                                     ============       ===========      ===========
Net Assets:
Accumulation Units ...............................   $ 46,418,168       $ 7,164,792      $ 7,369,492
Retained by Equitable Life in Separate
 Account No. 45 ..................................         10,658            32,126           29,254
                                                     ------------       -----------      -----------
Total net assets .................................   $ 46,428,826       $ 7,196,918      $ 7,398,746
                                                     ============       ===========      ===========
Investments in shares of The Trusts, at cost .....   $ 45,537,753       $ 8,079,177      $ 8,569,793
The Trusts shares held
 Class A .........................................             --                --               --
 Class B .........................................      4,478,725           898,978          934,988
Units outstanding (000's):
Class B 0.00% ....................................             --                --               --
Class B 0.50% ....................................              2                --                1
Class A 1.15% ....................................             --                --               --
Class B 1.15% ....................................            493               160              129
Class B 1.35% ....................................          1,119               205              183
Class B 1.55% ....................................          1,483               347              346
Class B 1.60% ....................................          1,234               189              286
Class B 1.70% ....................................             23                 7               --
Unit value:
Class B 0.00% ....................................   $         --       $        --      $        --
Class B 0.50% ....................................   $      10.76       $      7.97      $      7.87
Class A 1.15% ....................................   $         --       $        --      $        --
Class B 1.15% ....................................   $      10.69       $      7.91      $      7.82
Class B 1.35% ....................................   $      10.67       $      7.90      $      7.81
Class B 1.55% ....................................   $      10.65       $      7.88      $      7.79
Class B 1.60% ....................................   $      10.64       $      7.88      $      7.79
Class B 1.70% ....................................   $      10.63       $      7.87      $      7.78



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Large Cap       Small/Mid Cap
                                                      Core Equity          Growth            Value             Growth
                                                   ----------------- ----------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $ 6,212,029      $  8,956,738      $ 11,423,248      $ 10,964,159
Receivable for The Trusts shares sold ............            394                --                --           288,590
Receivable for policy-related transactions .......             --             7,778            61,728                --
                                                      -----------      ------------      ------------      ------------
  Total assets ...................................      6,212,423         8,964,516        11,484,976        11,252,749
                                                      -----------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........             --             7,778            61,684                --
Payable for policy-related transactions ..........            394                --                --           288,584
                                                      -----------      ------------      ------------      ------------
  Total liabilities ..............................            394             7,778            61,684           288,584
                                                      -----------      ------------      ------------      ------------
Net Assets .......................................    $ 6,212,029      $  8,956,738      $ 11,432,292      $ 10,964,165
                                                      ===========      ============      ============      ============
Net Assets:
Accumulation Units ...............................    $ 6,176,505      $  8,927,674      $ 11,400,176      $ 10,935,154
Retained by Equitable Life in Separate
 Account No. 45 ..................................         35,524            29,064            23,116            29,011
                                                      -----------      ------------      ------------      ------------
Total net assets .................................    $ 6,212,029      $  8,956,738      $ 11,423,292      $ 10,964,165
                                                      ===========      ============      ============      ============
Investments in shares of The Trusts, at cost .....    $ 7,279,824      $ 10,872,086      $ 13,496,072      $ 13,917,689
The Trusts shares held
 Class A .........................................             --                --                --                --
 Class B .........................................        803,649         1,302,019         1,431,527         1,744,748
Units outstanding (000's):
Class B 0.00% ....................................             --                --                --                --
Class B 0.50% ....................................              2                 3                --                 3
Class A 1.15% ....................................             --                --                --                --
Class B 1.15% ....................................             88               164               205               214
Class B 1.35% ....................................            166               275               344               429
Class B 1.55% ....................................            338               571               565               768
Class B 1.60% ....................................            213               283               292               344
Class B 1.70% ....................................              3                21                36                 8
Unit value:
Class B 0.00% ....................................    $        --      $         --      $         --      $         --
Class B 0.50% ....................................    $      7.71      $       6.84      $       7.98      $       6.25
Class A 1.15% ....................................    $        --      $         --      $         --      $         --
Class B 1.15% ....................................    $      7.66      $       6.80      $       7.92      $       6.21
Class B 1.35% ....................................    $      7.64      $       6.79      $       7.91      $       6.20
Class B 1.55% ....................................    $      7.63      $       6.77      $       7.89      $       6.17
Class B 1.60% ....................................    $      7.62      $       6.77      $       7.89      $       6.18
Class B 1.70% ....................................    $      7.61      $       6.76      $       7.88      $       6.18

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                      AXA Premier VIP     AXA Premier VIP
                                                    Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                   --------------------- ----------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value      $ 13,402,731         $ 1,957,373        $  49,642,931
Receivable for The Trusts shares sold ............           72,659                  --               27,586
Receivable for policy-related transactions .......               --                  --                   --
                                                       ------------         -----------        -------------
  Total assets ...................................       13,475,390           1,957,373           49,670,517
                                                       ------------         -----------        -------------
Liabilities:
Payable for The Trusts shares purchased ..........               --                  --                   --
Payable for policy-related transactions ..........           72,659                  --               27,739
                                                       ------------         -----------        -------------
  Total liabilities ..............................           72,659                  --               27,739
                                                       ------------         -----------        -------------
Net Assets .......................................     $ 13,402,731         $ 1,957,373        $  49,642,778
                                                       ============         ===========        =============
Net Assets:
Accumulation Units ...............................     $ 13,388,513         $ 1,940,699        $  49,621,254
Retained by Equitable Life in Separate
 Account No. 45 ..................................           14,218              16,674               21,524
                                                       ------------         -----------        -------------
Total net assets .................................     $ 13,402,731         $ 1,957,373        $  49,642,778
                                                       ============         ===========        =============
Investments in shares of The Trusts, at cost .....     $ 16,344,555         $ 2,535,422        $ 101,631,149
The Trusts shares held
 Class A .........................................               --                  --            1,048,057
 Class B .........................................        1,794,188             340,983            2,015,934
Units outstanding (000's):
Class B 0.00% ....................................               --                  --                   --
Class B 0.50% ....................................                1                  --                   --
Class A 1.15% ....................................               --                  --                  453
Class B 1.15% ....................................              250                  44                  327
Class B 1.35% ....................................              486                  44                  404
Class B 1.55% ....................................              678                 150                  102
Class B 1.60% ....................................              381                  96                   66
Class B 1.70% ....................................               23                  10                    2
Unit value:
Class B 0.00% ....................................     $         --         $        --        $          --
Class B 0.50% ....................................     $       7.43         $      5.71        $       41.54
Class A 1.15% ....................................     $         --         $        --        $       37.75
Class B 1.15% ....................................     $       7.38         $      5.67        $       37.17
Class B 1.35% ....................................     $       7.37         $      5.66        $       35.92
Class B 1.55% ....................................     $       7.35         $      5.65        $       34.70
Class B 1.60% ....................................     $       7.35         $      5.65        $       34.41
Class B 1.70% ....................................     $       7.34         $      5.64        $       33.82



                                                                                            EQ/Alliance
                                                                                            Intermediate
                                                      EQ/Alliance        EQ/Alliance         Government       EQ/Alliance
                                                      Common Stock    Growth and Income      Securities      International
                                                   ----------------- ------------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 482,280,534      $ 400,802,938      $ 299,413,748     $ 114,208,849
Receivable for The Trusts shares sold ............         725,304            308,914                 --           117,207
Receivable for policy-related transactions .......              --                 --            120,663                --
                                                     -------------      -------------      -------------     -------------
  Total assets ...................................     483,005,838        401,111,852        299,534,411       114,326,056
                                                     -------------      -------------      -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                 --            120,664                --
Payable for policy-related transactions ..........         725,758            306,267                 --           109,502
                                                     -------------      -------------      -------------     -------------
  Total liabilities ..............................         725,758            306,267            120,664           109,502
                                                     -------------      -------------      -------------     -------------
Net Assets .......................................   $ 482,280,080      $ 400,805,585      $ 299,413,747     $ 114,216,554
                                                     =============      =============      =============     =============
Net Assets:
Accumulation Units ...............................   $ 481,958,893      $ 400,711,656      $ 299,344,687     $ 114,137,910
Retained by Equitable Life in Separate
 Account No. 45 ..................................         321,187             93,929             69,060            78,644
                                                     -------------      -------------      -------------     -------------
Total net assets .................................   $ 482,280,080      $ 400,805,585      $ 299,413,747     $ 114,216,554
                                                     =============      =============      =============     =============
Investments in shares of The Trusts, at cost .....   $ 991,733,054      $ 527,316,838      $ 292,425,933     $ 121,225,712
The Trusts shares held
 Class A .........................................       8,218,408          3,759,613          1,936,474         2,413,113
 Class B .........................................      38,085,239         27,548,139         27,294,121        13,563,526
Units outstanding (000's):
Class B 0.00% ....................................              --                 --                 --                --
Class B 0.50% ....................................               7                  5                 10                 4
Class A 1.15% ....................................             560              2,361              1,043             1,978
Class B 1.15% ....................................             698              3,020              1,296             1,624
Class B 1.35% ....................................           1,240              6,485              4,099             3,907
Class B 1.55% ....................................             510              5,500              5,993             3,915
Class B 1.60% ....................................             314              2,830              3,868             1,910
Class B 1.70% ....................................               6                 43                146                20
Unit value:
Class B 0.00% ....................................   $          --      $          --      $          --     $          --
Class B 0.50% ....................................   $      180.32      $       21.46      $       20.36     $        9.14
Class A 1.15% ....................................   $      153.56      $       20.49      $       19.12     $        8.83
Class B 1.15% ....................................   $      151.16      $       20.20      $       18.85     $        8.69
Class B 1.35% ....................................   $      143.14      $       19.83      $       18.40     $        8.55
Class B 1.55% ....................................   $      135.53      $       19.46      $       17.97     $        8.42
Class B 1.60% ....................................   $      133.70      $       19.36      $       17.86     $        8.38
Class B 1.70% ....................................   $      130.09      $       19.19      $       17.65     $        8.32

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                      EQ/Alliance     EQ /Alliance       EQ/Alliance
                                                    Premier Growth    Quality Bond    Small Cap Growth
                                                   ---------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $ 105,975,074     $ 22,177,446     $  87,604,731
Receivable for The Trusts shares sold ............        303,458           50,552            66,318
Receivable for policy-related transactions .......             --               --                --
                                                    -------------     ------------     -------------
  Total assets ...................................    106,278,532       22,227,998        87,671,049
                                                    -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ..........             --               --                --
Payable for policy-related transactions ..........        303,267           50,552            66,318
                                                    -------------     ------------     -------------
  Total liabilities ..............................        303,267           50,552            66,318
                                                    -------------     ------------     -------------
Net Assets .......................................  $ 105,975,265     $ 22,177,446     $  87,604,731
                                                    =============     ============     =============
Net Assets:
Accumulation Units ...............................  $ 105,393,817     $ 22,155,700     $  87,571,345
Retained by Equitable Life in Separate
 Account No. 45 ..................................        581,448           21,746            33,386
                                                    -------------     ------------     -------------
Total net assets .................................  $ 105,975,265     $ 22,177,446     $  87,604,731
                                                    =============     ============     =============
Investments in shares of The Trusts, at cost .....  $ 203,668,385     $ 21,941,923     $ 131,837,122
The Trusts shares held
 Class A .........................................             --               --           484,632
 Class B .........................................     21,052,533        2,191,113         9,355,485
Units outstanding (000's):
Class B 0.00% ....................................             --               --                --
Class B 0.50% ....................................              4                6                11
Class A 1.15% ....................................             --               --               428
Class B 1.15% ....................................          1,968              240             1,604
Class B 1.35% ....................................          8,409              430             2,020
Class B 1.55% ....................................          6,946              429             3,468
Class B 1.60% ....................................          4,522              347             1,384
Class B 1.70% ....................................             22               17                28
Unit value:
Class B 0.00% ....................................  $          --     $         --     $          --
Class B 0.50% ....................................  $        4.99     $      16.46     $       10.32
Class A 1.15% ....................................  $          --     $         --     $       10.07
Class B 1.15% ....................................  $        4.87     $      15.49     $        9.94
Class B 1.35% ....................................  $        4.84     $      15.20     $        9.83
Class B 1.55% ....................................  $        4.80     $      14.92     $        9.71
Class B 1.60% ....................................  $        4.79     $      14.85     $        9.69
Class B 1.70% ....................................  $        4.77     $      14.71     $        9.63



                                                      EQ/Alliance                         EQ/Bernstein          EQ/Calvert
                                                      Technology       EQ/Balanced     Diversified Value   Socially Responsible
                                                   ---------------- ----------------- ------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value    $ 32,179,497     $ 376,679,282      $ 114,341,078          $ 661,897
Receivable for The Trusts shares sold ............        118,665            55,546            124,612                 --
Receivable for policy-related transactions .......             --                --                 --                 --
                                                     ------------     -------------      -------------          ---------
  Total assets ...................................     32,298,162       376,734,828        114,465,690            661,897
                                                     ------------     -------------      -------------          ---------
Liabilities:
Payable for The Trusts shares purchased ..........             --                --                 --                 --
Payable for policy-related transactions ..........        118,663            55,543            124,611                 --
                                                     ------------     -------------      -------------          ---------
  Total liabilities ..............................        118,663            55,543            124,611                 --
                                                     ------------     -------------      -------------          ---------
Net Assets .......................................   $ 32,179,499     $ 376,679,285      $ 114,341,079          $ 661,897
                                                     ============     =============      =============          =========
Net Assets:
Accumulation Units ...............................   $ 31,875,202     $ 375,157,749      $ 114,229,654          $ 654,521
Retained by Equitable Life in Separate
 Account No. 45 ..................................        304,297         1,521,536            111,425              7,376
                                                     ------------     -------------      -------------          ---------
Total net assets .................................   $ 32,179,499     $ 376,679,285      $ 114,341,079          $ 661,897
                                                     ============     =============      =============          =========
Investments in shares of The Trusts, at cost .....   $ 56,037,845     $ 402,403,230      $ 134,823,217          $ 769,266
The Trusts shares held
 Class A .........................................             --         3,104,068                 --                 --
 Class B .........................................     10,776,449        27,092,542         11,402,237            112,572
Units outstanding (000's):
Class B 0.00% ....................................             --                --                 --                 --
Class B 0.50% ....................................             37                 3                 15                 --
Class A 1.15% ....................................             --             1,013                 --                 --
Class B 1.15% ....................................          1,108             1,386              2,810                  3
Class B 1.35% ....................................          2,020             3,926              3,350                 29
Class B 1.55% ....................................          5,116             2,816              3,348                 35
Class B 1.60% ....................................          2,823             1,564              1,712                 38
Class B 1.70% ....................................              5                13                 60                 --
Unit value:
Class B 0.00% ....................................   $         --     $          --      $          --          $      --
Class B 0.50% ....................................   $       2.95     $       40.59      $       10.58          $    6.48
Class A 1.15% ....................................   $         --     $       37.91      $          --          $      --
Class B 1.15% ....................................   $       2.90     $       36.32      $       10.24          $    6.34
Class B 1.35% ....................................   $       2.88     $       35.10      $       10.14          $    6.29
Class B 1.55% ....................................   $       2.86     $       33.91      $       10.04          $    6.25
Class B 1.60% ....................................   $       2.86     $       33.62      $       10.01          $    6.24
Class B 1.70% ....................................   $       2.85     $       33.05      $        9.96          $    6.22

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value      $ 2,570,431          $ 61,456,407          $ 22,023,212
Receivable for The Trusts shares sold ............              --               125,925                    --
Receivable for policy-related transactions .......           1,166                    --                10,054
                                                       -----------          ------------          ------------
  Total assets ...................................       2,571,597            61,582,332            22,033,266
                                                       -----------          ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ..........             750                    --                10,054
Payable for policy-related transactions ..........              --               126,013                    --
                                                       -----------          ------------          ------------
  Total liabilities ..............................             750               126,013                10,054
                                                       -----------          ------------          ------------
Net Assets .......................................     $ 2,570,847          $ 61,456,319          $ 22,023,212
                                                       ===========          ============          ============
Net Assets:
Accumulation Units ...............................     $ 2,524,259          $ 61,160,012          $ 21,950,755
Retained by Equitable Life in Separate
 Account No. 45 ..................................          46,588               296,307                72,457
                                                       -----------          ------------          ------------
Total net assets .................................     $ 2,570,847          $ 61,456,319          $ 22,023,212
                                                       ===========          ============          ============
Investments in shares of The Trusts, at cost .....     $ 2,712,020          $ 66,584,843          $ 23,623,547
The Trusts shares held
 Class A .........................................              --                    --                    --
 Class B .........................................         349,830             7,479,611             2,834,169
Units outstanding (000's):
Class B 0.00% ....................................              --                    --                    --
Class B 0.50% ....................................              --                     6                    13
Class A 1.15% ....................................              --                    --                    --
Class B 1.15% ....................................              56                 1,727                   346
Class B 1.35% ....................................             133                 3,265                   812
Class B 1.55% ....................................             100                 1,728                 1,058
Class B 1.60% ....................................              59                   961                   643
Class B 1.70% ....................................              --                    --                    10
Unit value:
Class B 0.00% ....................................     $        --          $         --          $         --
Class B 0.50% ....................................     $      7.52          $       8.22          $       7.89
Class A 1.15% ....................................     $        --          $         --          $         --
Class B 1.15% ....................................     $      7.34          $       8.02          $       7.70
Class B 1.35% ....................................     $      7.29          $       7.97          $       7.65
Class B 1.55% ....................................     $      7.23          $       7.91          $       7.59
Class B 1.60% ....................................     $      7.22          $       7.89          $       7.57
Class B 1.70% ....................................     $      7.19          $       7.86          $       7.55



                                                      EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                    Markets Equity      500 Index          Omega       EQ/FI Mid Cap
                                                   ---------------- ----------------- -------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 28,515,404     $ 137,189,307    $ 4,833,689     $ 43,659,729
Receivable for The Trusts shares sold ............             --           108,219             93               --
Receivable for policy-related transactions .......        219,701                --              9          133,950
                                                     ------------     -------------    -----------     ------------
  Total assets ...................................     28,735,105       137,297,526      4,833,791       43,793,679
                                                     ------------     -------------    -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........        219,702                --             --          134,300
Payable for policy-related transactions ..........             --           108,217             --               --
                                                     ------------     -------------    -----------     ------------
  Total liabilities ..............................        219,702           108,217             --          134,300
                                                     ------------     -------------    -----------     ------------
Net Assets .......................................   $ 28,515,403     $ 137,189,309    $ 4,833,791     $ 43,659,379
                                                     ============     =============    ===========     ============
Net Assets:
Accumulation Units ...............................   $ 28,359,786     $ 136,951,462    $ 4,798,825     $ 43,450,309
Retained by Equitable Life in Separate
 Account No. 45 ..................................        155,617           237,847         34,966          209,070
                                                     ------------     -------------    -----------     ------------
Total net assets .................................   $ 28,515,403     $ 137,189,309    $ 4,833,791     $ 43,659,379
                                                     ============     =============    ===========     ============
Investments in shares of The Trusts, at cost .....   $ 35,418,603     $ 202,892,143    $ 6,346,540     $ 51,453,600
The Trusts shares held
 Class A .........................................             --                --             --               --
 Class B .........................................      5,396,926         8,147,193        796,411        6,178,528
Units outstanding (000's):
Class B 0.00% ....................................             --                --             --               --
Class B 0.50% ....................................             11                62             --              582
Class A 1.15% ....................................             --                --             --               --
Class B 1.15% ....................................            894             1,017             84              427
Class B 1.35% ....................................          1,807             3,683            184              951
Class B 1.55% ....................................          1,441             1,539            419            2,865
Class B 1.60% ....................................            857             1,042            143            1,471
Class B 1.70% ....................................              6                10              4               39
Unit value:
Class B 0.00% ....................................   $         --     $          --    $        --     $         --
Class B 0.50% ....................................   $       5.94     $       20.16    $      5.99     $       7.01
Class A 1.15% ....................................   $         --     $          --    $        --     $         --
Class B 1.15% ....................................   $       5.73     $       19.03    $      5.83     $       6.90
Class B 1.35% ....................................   $       5.67     $       18.69    $      5.79     $       6.87
Class B 1.55% ....................................   $       5.61     $       18.36    $      5.74     $       6.84
Class B 1.60% ....................................   $       5.59     $       18.28    $      5.73     $       6.83
Class B 1.70% ....................................   $       5.56     $       18.11    $      5.70     $       6.81

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                         EQ/FI Small/Mid Cap                    EQ/International
                                                                Value          EQ/High Yield      Equity Index
                                                        -------------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $ 122,194,587       $  80,037,229      $ 13,276,380
Receivable for The Trusts shares sold .................               --              65,441             6,349
Receivable for policy-related transactions ............            3,594                  --                --
                                                           -------------       -------------      ------------
  Total assets ........................................      122,198,181          80,102,670        13,282,729
                                                           -------------       -------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............            3,374                  --                --
Payable for policy-related transactions ...............               --              65,449             6,345
                                                           -------------       -------------      ------------
  Total liabilities ...................................            3,374              65,449             6,345
                                                           -------------       -------------      ------------
Net Assets ............................................    $ 122,194,807       $  80,037,221      $ 13,276,384
                                                           =============       =============      ============
Net Assets:
Accumulation Units ....................................    $ 122,134,010       $  79,966,803      $ 13,210,321
Retained by Equitable Life in Separate
 Account No. 45 .......................................           60,797              70,418            66,063
                                                           -------------       -------------      ------------
Total net assets ......................................    $ 122,194,807       $  80,037,221      $ 13,276,384
                                                           =============       =============      ============
Investments in shares of The Trusts, at cost ..........    $ 141,841,863       $ 112,884,607      $ 19,267,745
The Trusts shares held
 Class A ..............................................               --             484,586                --
 Class B ..............................................       12,412,436          16,209,427         1,870,438
Units outstanding (000's):
Class B 0.00% .........................................               --                  --                --
Class B 0.50% .........................................              416                   2                 6
Class A 1.15% .........................................               --                  93                --
Class B 1.15% .........................................            2,470                 592               180
Class B 1.35% .........................................            2,863               1,316               740
Class B 1.55% .........................................            5,069               1,013               632
Class B 1.60% .........................................            2,145                 511               275
Class B 1.70% .........................................               36                  21                 7
Unit value:
Class B 0.00% .........................................    $          --       $          --      $         --
Class B 0.50% .........................................    $        9.89       $       26.08      $       7.53
Class A 1.15% .........................................    $          --       $       23.85      $         --
Class B 1.15% .........................................    $        9.53       $       23.48      $       7.28
Class B 1.35% .........................................    $        9.42       $       22.73      $       7.21
Class B 1.55% .........................................    $        9.32       $       22.00      $       7.14
Class B 1.60% .........................................    $        9.29       $       21.83      $       7.12
Class B 1.70% .........................................    $        9.24       $       21.48      $       7.08



                                                         EQ/J.P. Morgan   EQ/Janus Large Cap   EQ/Lazard Small Cap
                                                            Core Bond           Growth                Value         EQ/Marsico Focus
                                                        ---------------- -------------------- --------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....   $ 45,680,376       $ 20,505,961         $ 19,334,381       $ 24,363,884
Receivable for The Trusts shares sold .................             --             20,774                   --                 --
Receivable for policy-related transactions ............        212,807                 --               22,263            319,590
                                                          ------------       ------------         ------------       ------------
  Total assets ........................................     45,893,183         20,526,735           19,356,644         24,683,474
                                                          ------------       ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............        212,807                 --               22,263            319,590
Payable for policy-related transactions ...............             --             20,685                   --                 --
                                                          ------------       ------------         ------------       ------------
  Total liabilities ...................................        212,807             20,685               22,263            319,590
                                                          ------------       ------------         ------------       ------------
Net Assets ............................................   $ 45,680,376       $ 20,506,050         $ 19,334,381       $ 24,363,884
                                                          ============       ============         ============       ============
Net Assets:
Accumulation Units ....................................   $ 45,666,235       $ 20,462,607         $ 19,296,699       $ 22,327,089
Retained by Equitable Life in Separate
 Account No. 45 .......................................         14,141             43,443               37,682          2,036,795
                                                          ------------       ------------         ------------       ------------
Total net assets ......................................   $ 45,680,376       $ 20,506,050         $ 19,334,381       $ 24,363,884
                                                          ============       ============         ============       ============
Investments in shares of The Trusts, at cost ..........   $ 46,078,620       $ 29,229,286         $ 22,191,421       $ 25,981,993
The Trusts shares held
 Class A ..............................................             --                 --                   --                 --
 Class B ..............................................      4,080,815          4,535,941            1,978,448          2,420,285
Units outstanding (000's):
Class B 0.00% .........................................             --                 --                   --                 --
Class B 0.50% .........................................              1                 13                    7                  2
Class A 1.15% .........................................             --                 --                   --                 --
Class B 1.15% .........................................            623                253                  384                439
Class B 1.35% .........................................            903                552                  665                767
Class B 1.55% .........................................          1,232              2,509                  482                616
Class B 1.60% .........................................            702              1,333                  275                427
Class B 1.70% .........................................              9                 24                    8                  8
Unit value:
Class B 0.00% .........................................   $         --       $         --         $         --       $         --
Class B 0.50% .........................................   $      13.80       $       4.47         $      11.08       $      10.01
Class A 1.15% .........................................   $         --       $         --         $         --       $         --
Class B 1.15% .........................................   $      13.35       $       4.41         $      10.73       $       9.92
Class B 1.35% .........................................   $      13.22       $       4.39         $      10.62       $       9.89
Class B 1.55% .........................................   $      13.09       $       4.36         $      10.51       $       9.87
Class B 1.60% .........................................   $      13.05       $       4.36         $      10.49       $       9.86
Class B 1.70% .........................................   $      12.99       $       4.35         $      10.43       $       9.85

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                    EQ/Mercury Basic   EQ/MFS Emerging
                                                      Value Equity    Growth Companies   EQ/MFS Investors Trust   EQ/Money Market
                                                   ----------------- ------------------ ------------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 144,265,691     $ 107,161,455          $ 14,072,033        $ 264,851,123
Receivable for The Trusts shares sold ............         167,233            58,645                   538              297,462
Receivable for policy-related transactions .......              --                --                    --                   --
                                                     -------------     -------------          ------------        -------------
  Total assets ...................................     144,432,924       107,220,100            14,072,571          265,148,585
                                                     -------------     -------------          ------------        -------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                --                    --                   --
Payable for policy-related transactions ..........         167,633            58,615                   539              297,462
                                                     -------------     -------------          ------------        -------------
  Total liabilities ..............................         167,633            58,615                   539              297,462
                                                     -------------     -------------          ------------        -------------
Net Assets .......................................   $ 144,265,291     $ 107,161,485          $ 14,072,032        $ 264,851,123
                                                     =============     =============          ============        =============
Net Assets:
Accumulation Units ...............................   $ 143,976,339     $ 107,073,018          $ 13,975,673        $ 264,728,956
Retained by Equitable Life in Separate
 Account No. 45 ..................................         288,952            88,467                96,359              122,167
                                                     -------------     -------------          ------------        -------------
Total net assets .................................   $ 144,265,291     $ 107,161,485          $ 14,072,032        $ 264,851,123
                                                     =============     =============          ============        =============
Investments in shares of The Trusts, at cost .....   $ 172,785,707     $ 242,776,676          $ 19,622,537        $ 267,692,375
The Trusts shares held
 Class A .........................................              --                --                    --            2,511,530
 Class B .........................................      12,783,930        11,907,778             1,997,938           23,135,155
Units outstanding (000's):
Class B 0.00% ....................................              --                --                    --                   54
Class B 0.50% ....................................             185                --                    13                    1
Class A 1.15% ....................................              --                --                    --                  863
Class B 1.15% ....................................           2,129             2,239                    99                1,022
Class B 1.35% ....................................           3,538             5,638                   776                2,299
Class B 1.55% ....................................           2,900             2,080                   706                2,246
Class B 1.60% ....................................           1,419             1,556                   474                2,863
Class B 1.70% ....................................              32                 7                    --                   57
Unit value:
Class B 0.00% ....................................   $          --     $          --          $         --        $       38.24
Class B 0.50% ....................................   $       14.84     $        9.77          $       7.02        $       34.34
Class A 1.15% ....................................   $          --     $          --          $         --        $       30.22
Class B 1.15% ....................................   $       14.30     $        9.42          $       6.84        $       29.84
Class B 1.35% ....................................   $       14.14     $        9.31          $       6.79        $       28.57
Class B 1.55% ....................................   $       13.98     $        9.20          $       6.73        $       27.35
Class B 1.60% ....................................   $       13.94     $        9.18          $       6.72        $       27.06
Class B 1.70% ....................................   $       13.86     $        9.12          $       6.69        $       26.47

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                                       EQ/Putnam
                                                    Growth & Income         EQ/Putnam         EQ/Putnam       EQ/Small
                                                         Value        International Equity     Voyager      Company Index
                                                   ----------------- ---------------------- ------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 38,008,607         $ 42,108,212        $ 491,733     $ 17,750,377
Receivable for The Trusts shares sold ............          1,397                   --               --              861
Receivable for policy-related transactions .......             --               82,706               --               --
                                                     ------------         ------------        ---------     ------------
  Total assets ...................................     38,010,004           42,190,918          491,733       17,751,238
                                                     ------------         ------------        ---------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........             --               82,692               --               --
Payable for policy-related transactions ..........          1,397                   --               --              862
                                                     ------------         ------------        ---------     ------------
  Total liabilities ..............................          1,397               82,692               --              862
                                                     ------------         ------------        ---------     ------------
Net Assets                                             38,008,607           42,108,226          491,733       17,750,376
                                                     ============         ============        =========     ============
Net Assets:
Accumulation Units ...............................   $ 37,988,058         $ 42,070,787        $ 488,949     $ 17,684,871
Retained by Equitable Life in Separate
 Account No. 45 ..................................         20,549               37,439            2,784           65,505
                                                     ------------         ------------        ---------     ------------
Total net assets .................................   $ 38,008,607         $ 42,108,226        $ 491,733     $ 17,750,376
                                                     ============         ============        =========     ============
Investments in shares of The Trusts, at cost .....   $ 49,892,612         $ 50,706,489        $ 525,625     $ 22,968,903
The Trusts shares held
 Class A .........................................             --                   --               --               --
 Class B .........................................      4,228,995            4,861,890           51,310        2,468,395
Units outstanding (000's):
Class B 0.00% ....................................             --                   --               --               --
Class B 0.50% ....................................             --                    8                1                1
Class A 1.15% ....................................             --                   --               --               --
Class B 1.15% ....................................          1,280                  956               11              297
Class B 1.35% ....................................          1,664                1,196               13              859
Class B 1.55% ....................................            620                1,121               11              660
Class B 1.60% ....................................            359                  498               16              240
Class B 1.70% ....................................             13                    4               --                8
Unit value:
Class B 0.00% ....................................   $         --         $         --        $      --     $         --
Class B 0.50% ....................................   $      10.13         $      11.70        $    9.84     $       8.97
Class A 1.15% ....................................   $         --         $         --        $      --     $         --
Class B 1.15% ....................................   $       9.76         $      11.27        $    9.48     $       8.68
Class B 1.35% ....................................   $       9.64         $      11.14        $    9.38     $       8.59
Class B 1.55% ....................................   $       9.53         $      11.01        $    9.27     $       8.50
Class B 1.60% ....................................   $       9.51         $      10.98        $    9.24     $       8.48
Class B 1.70% ....................................   $       9.45         $      10.92        $    9.19     $       8.44

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $1,494,105      $         --      $         --
 Expenses:
  Asset-based charges ............................        421,059            78,858            77,081
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      1,073,046           (78,858)          (77,081)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         67,621          (425,671)         (128,124)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................         67,621          (425,671)         (128,124)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        891,073          (882,260)       (1,171,047)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        958,694        (1,307,931)       (1,299,171)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $2,031,740      $ (1,386,789)     $ (1,376,252)
                                                       ==========      ============      ============



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                     Large Cap Core      Large Cap         Large Cap       Small/Mid Cap
                                                       Equity (a)        Growth (a)        Value (a)         Growth (a)
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     13,719      $         --      $     51,810      $         --
 Expenses:
  Asset-based charges ............................         53,310            97,142           128,103           112,914
                                                     ------------      ------------      ------------      ------------
Net Investment Income (Loss) .....................        (39,591)          (97,142)          (76,293)         (112,914)
                                                     ------------      ------------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (174,804)         (359,309)         (237,454)         (562,788)
  Realized gain distribution from The Trusts .....             --                --                --                --
                                                     ------------      ------------      ------------      ------------
 Net realized gain (loss) ........................       (174,804)         (359,309)         (237,454)         (562,788)
                                                     ------------      ------------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,067,795)       (1,915,349)       (2,072,825)       (2,953,530)
                                                     ------------      ------------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,242,599)       (2,274,658)       (2,310,279)       (3,516,318)
                                                     ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (1,282,190)     $ (2,371,800)     $ (2,386,572)     $ (3,629,232)
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                     Small/Mid Cap    AXA Premier VIP    EQ/Aggressive
                                                       Value (a)       Technology (a)        Stock
                                                   ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --       $       --       $       8,875
 Expenses:
  Asset-based charges ............................        141,453           20,947             850,345
                                                     ------------       ----------       -------------
Net Investment Income (Loss) .....................       (141,453)         (20,947)           (841,470)
                                                     ------------       ----------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (304,094)        (158,797)        (14,289,985)
  Realized gain distribution from The Trusts .....             --               --                  --
                                                     ------------       ----------       -------------
 Net realized gain (loss) ........................       (304,094)        (158,797)        (14,289,985)
                                                     ------------       ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,941,825)        (578,049)         (8,935,073)
                                                     ------------       ----------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,245,919)        (736,846)        (23,225,058)
                                                     ------------       ----------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,387,372)      $ (757,793)      $ (24,066,528)
                                                     ============       ==========       =============



                                                                                          EQ/Alliance
                                                                                          Intermediate
                                                      EQ/Alliance        EQ/Alliance       Government     EQ/Alliance
                                                      Common Stock    Growth and Income    Securities    International
                                                   ----------------- ------------------- ------------- ----------------
Income and Expenses:
 Investment Income:
Dividends from The Trusts ......................  $        331,852     $    5,629,700     $11,815,404    $         --
 Expenses:
  Asset-based charges ............................       8,388,419          6,714,919       3,572,940         520,882
                                                    --------------     --------------     -----------    ------------
Net Investment Income (Loss) .....................      (8,056,567)        (1,085,219)      8,242,464        (520,882)
                                                    --------------     --------------     -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (143,368,868)       (21,050,556)      1,046,477      (3,170,933)
  Realized gain distribution from The Trusts .....              --                 --         331,136              --
                                                    --------------     --------------     -----------    ------------
 Net realized gain (loss) ........................    (143,368,868)       (21,050,556)      1,377,613      (3,170,933)
                                                    --------------     --------------     -----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (141,918,124)      (105,224,004)      7,023,962      (2,432,899)
                                                    --------------     --------------     -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (285,286,992)      (126,274,560)      8,401,575      (5,603,832)
                                                    --------------     --------------     -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (293,343,559)    $ (127,359,779)    $16,644,039    $ (6,124,714)
                                                    ==============     ==============     ===========    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                      EQ/Alliance       EQ/Alliance        EQ/Alliance
                                                    Premier Growth   Quality Bond (a)   Small Cap Growth
                                                   ---------------- ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --        $782,005        $          --
 Expenses:
  Asset-based charges ............................      2,033,035         173,725            1,480,368
                                                    -------------        --------        -------------
Net Investment Income (Loss) .....................     (2,033,035)        608,280           (1,480,368)
                                                    -------------        --------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (26,302,676)         98,082           (9,671,484)
  Realized gain distribution from The Trusts .....             --          34,337                   --
                                                    -------------        --------        -------------
 Net realized gain (loss) ........................    (26,302,676)        132,419           (9,671,484)
                                                    -------------        --------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (29,300,491)        235,524          (28,784,431)
                                                    -------------        --------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (55,603,167)        367,943          (38,455,915)
                                                    -------------        --------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (57,636,202)       $976,223        $ (39,936,283)
                                                    =============        ========        =============



                                                      EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                      Technology       EQ/Balanced    Diversified Value   Socially Responsible
                                                   ---------------- ---------------- ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $   4,284,926      $   1,557,865         $       --
 Expenses:
  Asset-based charges ............................        619,948        3,236,611          1,566,945              7,279
                                                    -------------    -------------      -------------         ----------
Net Investment Income (Loss) .....................       (619,948)       1,048,315             (9,080)            (7,279)
                                                    -------------    -------------      -------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (14,355,372)     (32,165,923)        (1,755,404)           (50,388)
  Realized gain distribution from The Trusts .....             --               --                 --                 --
                                                    -------------    -------------      -------------         ----------
 Net realized gain (loss) ........................    (14,355,372)     (32,165,923)        (1,755,404)           (50,388)
                                                    -------------    -------------      -------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,974,003)      (8,921,169)       (17,585,770)          (109,468)
                                                    -------------    -------------      -------------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (23,329,375)     (41,087,092)       (19,341,174)          (159,856)
                                                    -------------    -------------      -------------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (23,949,323)   $ (40,038,777)     $ (19,350,254)        $ (167,135)
                                                    =============    =============      =============         ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                     International (a)         Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   26,749          $    131,666          $     83,469
 Expenses:
  Asset-based charges ............................          14,841               211,227               252,873
                                                        ----------          ------------          ------------
Net Investment Income (Loss) .....................          11,908               (79,561)             (169,404)
                                                        ----------          ------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (63,231)             (736,818)           (2,642,529)
  Realized gain distribution from The Trusts .....              --                    --                    --
                                                        ----------          ------------          ------------
 Net realized gain (loss) ........................         (63,231)             (736,818)           (2,642,529)
                                                        ----------          ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (136,253)           (5,126,214)           (1,651,906)
                                                        ----------          ------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (199,484)           (5,863,032)           (4,294,435)
                                                        ----------          ------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ (187,576)         $ (5,942,593)         $ (4,463,839)
                                                        ==========          ============          ============



                                                      EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                    Markets Equity      500 Index          Omega        EQ/FI Mid Cap
                                                   ---------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --    $   1,471,425     $         --     $      6,705
 Expenses:
  Asset-based charges ............................        430,158        2,247,086           71,946          577,150
                                                     ------------    -------------     ------------     ------------
Net Investment Income (Loss) .....................       (430,158)        (775,661)         (71,946)        (570,445)
                                                     ------------    -------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,080,679)     (13,445,876)        (427,780)      (1,125,936)
  Realized gain distribution from The Trusts .....             --          146,060               --               --
                                                     ------------    -------------     ------------     ------------
 Net realized gain (loss) ........................     (2,080,679)     (13,299,816)        (427,780)      (1,125,936)
                                                     ------------    -------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (149,420)     (30,693,360)        (945,749)      (7,719,556)
                                                     ------------    -------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,230,099)     (43,993,176)      (1,373,529)      (8,845,492)
                                                     ------------    -------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (2,660,257)   $ (44,768,837)    $ (1,445,475)    $ (9,415,937)
                                                     ============    =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/FI Small/Mid                  EQ/International
                                                       Cap Value     EQ/High Yield     Equity Index
                                                   ---------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     677,515    $   7,341,400     $    141,927
 Expenses:
  Asset-based charges ............................      1,742,831        1,165,798          214,129
                                                    -------------    -------------     ------------
Net Investment Income (Loss) .....................     (1,065,316)       6,175,602          (72,202)
                                                    -------------    -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (200,175)      (8,061,124)      (2,885,480)
  Realized gain distribution from The Trusts .....             --               --               --
                                                    -------------    -------------     ------------
 Net realized gain (loss) ........................       (200,175)      (8,061,124)      (2,885,480)
                                                    -------------    -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (22,769,362)      (2,366,278)        (185,040)
                                                    -------------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (22,969,537)     (10,427,402)      (3,070,520)
                                                    -------------    -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (24,034,853)   $  (4,251,800)    $ (3,142,722)
                                                    =============    =============     ============



                                                    EQ/J.P. Morgan       EQ/Janus            EQ/Lazard
                                                     Core Bond (a)   Large Cap Growth   Small Cap Value (a)   EQ/Marsico Focus
                                                   ---------------- ------------------ --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,896,834       $         --        $    114,681        $      8,716
 Expenses:
  Asset-based charges ............................       274,032            352,536             128,649             150,566
                                                      ----------       ------------        ------------        ------------
Net Investment Income (Loss) .....................     1,622,802           (352,536)            (13,968)           (141,850)
                                                      ----------       ------------        ------------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       178,649         (3,248,427)           (511,292)           (475,323)
  Realized gain distribution from The Trusts .....       221,317                 --             106,677                  --
                                                      ----------       ------------        ------------        ------------
 Net realized gain (loss) ........................       399,966         (3,248,427)           (404,615)           (475,323)
                                                      ----------       ------------        ------------        ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (398,244)        (5,540,473)         (2,857,040)         (1,926,600)
                                                      ----------       ------------        ------------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         1,722         (8,788,900)         (3,261,655)         (2,401,923)
                                                      ----------       ------------        ------------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,624,524       $ (9,141,436)       $ (3,275,623)       $ (2,543,773)
                                                      ==========       ============        ============        ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                              EQ/MFS
                                                                             Emerging
                                                        EQ/Mercury            Growth            EQ/MFS
                                                    Basic Value Equity      Companies      Investors Trust
                                                   -------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,725,346       $          --     $     86,814
 Expenses:
  Asset-based charges ............................        2,181,137           2,037,258          239,842
                                                      -------------       -------------     ------------
Net Investment Income (Loss) .....................         (455,791)         (2,037,258)        (153,028)
                                                      -------------       -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (2,905,895)        (32,942,921)      (1,291,915)
  Realized gain distribution from The Trusts .....          986,386                  --               --
                                                      -------------       -------------     ------------
 Net realized gain (loss) ........................       (1,919,509)        (32,942,921)      (1,291,915)
                                                      -------------       -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (30,438,761)        (33,685,618)      (2,783,562)
                                                      -------------       -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (32,358,270)        (66,628,539)      (4,075,477)
                                                      -------------       -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (32,814,061)      $ (68,665,797)    $ (4,228,505)
                                                      =============       =============     ============



                                                                       EQ/Putnam        EQ/Putnam
                                                       EQ/Money     Growth & Income   International    EQ/Putnam
                                                        Market           Value          Equity (a)    Voyager (a)
                                                   --------------- ----------------- --------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,258,895    $     585,751    $    296,537     $     604
 Expenses:
  Asset-based charges ............................      4,126,918          632,673         428,120         2,948
                                                    -------------    -------------    ------------     ---------
Net Investment Income (Loss) .....................       (868,023)         (46,922)       (131,583)       (2,344)
                                                    -------------    -------------    ------------     ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,151,261)      (2,166,667)       (734,983)      (21,989)
  Realized gain distribution from The Trusts .....             --               --              --            --
                                                    -------------    -------------    ------------     ---------
 Net realized gain (loss) ........................     (2,151,261)      (2,166,667)       (734,983)      (21,989)
                                                    -------------    -------------    ------------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,494,614       (7,994,345)     (8,598,277)      (33,892)
                                                    -------------    -------------    ------------     ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        343,353      (10,161,012)     (9,333,260)      (55,881)
                                                    -------------    -------------    ------------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (524,670)   $ (10,207,934)   $ (9,464,843)    $ (58,225)
                                                    =============    =============    ============     =========



                                                       EQ/Small
                                                     Company Index
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    108,402
 Expenses:
  Asset-based charges ............................        277,225
                                                     ------------
Net Investment Income (Loss) .....................       (168,823)
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,011,858)
  Realized gain distribution from The Trusts .....             --
                                                     ------------
 Net realized gain (loss) ........................     (1,011,858)
                                                     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,743,133)
                                                     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,754,991)
                                                     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (4,923,814)
                                                     ============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    International
                                                    Core Bond (d)    Health Care (d)     Equity (d)
                                                  ----------------- ----------------- ----------------
                                                         2002              2002             2002
                                                  ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  1,073,046      $     (78,858)   $     (77,081)
 Net realized gain (loss) on investments ........         67,621           (425,671)        (128,124)
 Change in unrealized appreciation
  (depreciation) of investments .................        891,073           (882,260)      (1,171,047)
                                                    ------------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      2,031,740         (1,386,789)      (1,376,252)
                                                    ------------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     10,084,050          2,196,339        2,691,610
  Transfers between funds including
   guaranteed interest account, net .............     36,671,531          6,623,110        6,215,294
  Transfers for contract benefits and
   terminations .................................     (2,326,719)          (257,833)        (154,801)
  Contract maintenance charges ..................        (43,650)           (12,734)          (9,349)
                                                    ------------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     44,385,212          8,548,882        8,742,754
                                                    ------------      -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         11,874             34,825           32,244
                                                    ------------      -------------    -------------
Increase (Decrease) in Net Assets ...............     46,428,826          7,196,918        7,398,746
Net Assets - Beginning of Period ................             --                 --               --
                                                    ------------      -------------    -------------
Net Assets - End of Period ......................   $ 46,428,826      $   7,196,918    $   7,398,746
                                                    ============      =============    =============
Changes in Units: ...............................
Unit Activity 1.15% Class A
 Issued .........................................             --                 --               --
 Redeemed .......................................             --                 --               --
                                                    ------------      -------------    -------------
 Net Increase (Decrease) ........................             --                 --               --
                                                    ============      =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          5,439              1,354            1,492
 Redeemed .......................................         (1,085)              (446)            (547)
                                                    ------------      -------------    -------------
 Net Increase (Decrease) ........................          4,354                908              945
                                                    ============      =============    =============



                                                   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Large Cap         Large Cap         Large Cap       Small/Mid Cap
                                                   Core Equity (d)      Growth (d)        Value (d)         Growth (d)
                                                  ----------------- ----------------- ----------------- -----------------
                                                         2002              2002              2002              2002
                                                  ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $     (39,591)    $     (97,142)    $    (76,293)     $   (112,914)
 Net realized gain (loss) on investments ........        (174,804)         (359,309)        (237,454)         (562,788)
 Change in unrealized appreciation
  (depreciation) of investments .................      (1,067,795)       (1,915,349)      (2,072,825)       (2,953,530)
                                                    -------------     -------------     ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................      (1,282,190)       (2,371,800)      (2,386,572)       (3,629,232)
                                                    -------------     -------------     ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       1,997,280         3,616,683        3,217,533         3,558,634
  Transfers between funds including
   guaranteed interest account, net .............       5,663,431         8,071,966       11,133,356        11,280,720
  Transfers for contract benefits and
   terminations .................................        (186,031)         (380,655)        (551,031)         (264,504)
  Contract maintenance charges ..................          (6,776)          (11,937)         (15,796)          (14,856)
                                                    -------------     -------------     ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       7,467,904        11,296,057       13,784,062        14,559,994
                                                    -------------     -------------     ------------      ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          26,315            32,481           25,802            33,403
                                                    -------------     -------------     ------------      ------------
Increase (Decrease) in Net Assets ...............       6,212,029         8,956,738       11,423,292        10,964,165
Net Assets - Beginning of Period ................              --                --               --                --
                                                    -------------     -------------     ------------      ------------
Net Assets - End of Period ......................   $   6,212,029     $   8,956,738     $ 11,423,292      $ 10,964,165
                                                    =============     =============     ============      ============
Changes in Units: ...............................
Unit Activity 1.15% Class A
 Issued .........................................              --                --               --                --
 Redeemed .......................................              --                --               --                --
                                                    -------------     -------------     ------------      ------------
 Net Increase (Decrease) ........................              --                --               --                --
                                                    =============     =============     ============      ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             981             1,613            2,101             2,392
 Redeemed .......................................            (171)             (296)            (659)             (626)
                                                    -------------     -------------     ------------      ------------
 Net Increase (Decrease) ........................             810             1,317            1,442             1,766
                                                    =============     =============     ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Premier VIP       AXA Premier VIP
                                                   Small/Mid Cap Value (d)    Technology (d)         EQ/Aggressive Stock
                                                  ------------------------- ----------------- ---------------------------------
                                                             2002                  2002             2002             2001
                                                  ------------------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................       $   (141,453)          $  (20,947)     $     (841,470)  $     (906,585)
 Net realized gain (loss) on investments ........           (304,094)            (158,797)        (14,289,985)     (11,422,381)
 Change in unrealized appreciation
  (depreciation) of investments .................         (2,941,825)            (578,049)         (8,935,073)     (21,424,591)
                                                        ------------           ----------      --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................         (3,387,372)            (757,793)        (24,066,528)     (33,753,557)
                                                        ------------           ----------      --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          3,371,346              888,002           1,733,549        4,310,214
  Transfers between funds including
   guaranteed interest account, net .............         13,919,121            1,860,280          (9,253,205)      (8,560,486)
  Transfers for contract benefits and
   terminations .................................           (497,607)             (49,599)         (6,137,165)      (7,002,127)
  Contract maintenance charges ..................            (19,901)              (2,659)           (350,869)        (403,235)
                                                        ------------           ----------      --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................         16,772,959            2,696,024         (14,007,690)     (11,655,634)
                                                        ------------           ----------      --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......             17,144               19,142               1,210           10,241
                                                        ------------           ----------      --------------   --------------
Increase (Decrease) in Net Assets ...............         13,402,731            1,957,373         (38,073,008)     (45,398,950)
Net Assets - Beginning of Period ................                 --                   --          87,715,786      133,114,736
                                                        ------------           ----------      --------------   --------------
Net Assets - End of Period ......................       $ 13,402,731           $1,957,373      $   49,642,778   $   87,715,786
                                                        ============           ==========      ==============   ==============
Changes in Units:
Unit Activity 1.15% Class A .....................
 Issued .........................................                 --                   --                  21               27
 Redeemed .......................................                 --                   --                (144)            (156)
                                                        ------------           ----------      --------------   --------------
 Net Increase (Decrease) ........................                 --                   --                (123)            (129)
                                                        ============           ==========      ==============   ==============
Unit Activity 0.00% to 1.70% Class B ............
 Issued .........................................              2,197                  435                 450            5,872
 Redeemed .......................................               (378)                 (91)               (653)          (5,866)
                                                        ------------           ----------      --------------   --------------
 Net Increase (Decrease) ........................              1,819                  344                (203)               6
                                                        ============           ==========      ==============   ==============



                                                               EQ/Alliance                         EQ/Alliance
                                                              Common Stock                      Growth and Income
                                                  ------------------------------------- ----------------------------------
                                                         2002               2001               2002             2001
                                                  ----------------- ------------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (8,056,567)   $    9,031,102     $    (1,085,219)  $  (2,536,065)
 Net realized gain (loss) on investments ........     (143,368,868)      (69,201,661)        (21,050,556)     16,935,458
 Change in unrealized appreciation
  (depreciation) of investments .................     (141,918,124)      (66,151,838)       (105,224,004)    (30,848,568)
                                                   ---------------    --------------     ---------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................     (293,343,559)     (126,322,397)       (127,359,779)    (16,449,175)
                                                   ---------------    --------------     ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       16,600,038        50,649,636          21,476,404      62,205,107
  Transfers between funds including
   guaranteed interest account, net .............      (70,930,907)      (16,746,494)         (5,197,334)     84,325,461
  Transfers for contract benefits and
   terminations .................................      (55,842,279)      (69,831,895)        (43,267,527)    (37,420,675)
  Contract maintenance charges ..................       (2,614,514)       (3,075,618)         (1,572,008)     (1,362,320)
                                                   ---------------    --------------     ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (112,787,662)      (39,004,371)        (28,560,465)    107,747,573
                                                   ---------------    --------------     ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          389,362           110,242               9,364        (337,746)
                                                   ---------------    --------------     ---------------   -------------
Increase (Decrease) in Net Assets ...............     (405,741,859)     (165,216,526)       (155,910,880)     90,960,652
Net Assets - Beginning of Period ................      888,021,939     1,053,238,465         556,716,465     465,755,813
                                                   ---------------    --------------     ---------------   -------------
Net Assets - End of Period ......................  $   482,280,080    $  888,021,939     $   400,805,585   $ 556,716,465
                                                   ===============    ==============     ===============   =============
Changes in Units:
Unit Activity 1.15% Class A .....................
 Issued .........................................               17                32                 214             338
 Redeemed .......................................             (205)             (177)               (775)           (544)
                                                   ---------------    --------------     ---------------   -------------
 Net Increase (Decrease) ........................             (188)             (145)               (561)           (206)
                                                   ===============    ==============     ===============   =============
Unit Activity 0.00% to 1.70% Class B ............
 Issued .........................................              381               710               4,257          12,869
 Redeemed .......................................             (888)             (718)             (5,250)         (8,537)
                                                   ---------------    --------------     ---------------   -------------
 Net Increase (Decrease) ........................             (507)               (8)               (993)          4,332
                                                   ===============    ===============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Alliance Intermediate                EQ/Alliance
                                                        Government Securities              International (i)
                                                  --------------------------------- --------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   8,242,464    $   4,331,802     $   (520,882)   $    109,264
 Net realized gain (loss) on investments ........      1,377,613          496,236       (3,170,933)     (4,591,902)
 Change in unrealized appreciation
  (depreciation) of investments .................      7,023,962          909,805       (2,432,899)     (3,791,988)
                                                   -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     16,644,039        5,737,843       (6,124,714)     (8,274,626)
                                                   -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     20,578,334       43,669,575          972,253       2,536,553
  Transfers between funds including
   guaranteed interest account, net .............    108,849,048       75,542,127       92,267,113          59,185
  Transfers for contract benefits and
   terminations .................................    (26,173,297)     (12,396,793)      (2,307,630)     (1,993,617)
  Contract maintenance charges ..................       (537,755)        (213,848)        (157,920)       (104,332)
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    102,716,330      106,601,061       90,773,816         497,789
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          1,605           14,901            9,147           4,328
                                                   -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ...............    119,361,974      112,353,805       84,658,249      (7,772,509)
Net Assets - Beginning of Period ................    180,051,773       67,697,968       29,558,305      37,330,814
                                                   -------------    -------------     ------------    ------------
Net Assets - End of Period ......................  $ 299,413,747    $ 180,051,773     $114,216,554    $ 29,558,305
                                                   =============    =============     ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            854              520            1,461           3,344
 Redeemed .......................................           (452)            (239)            (299)         (3,469)
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................            402              281            1,162            (125)
                                                   =============    =============     ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         10,480            8,874           11,401          21,835
 Redeemed .......................................         (4,995)          (2,771)          (2,257)        (21,573)
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................          5,485            6,103            9,144             262
                                                   =============    =============     ============    ============



                                                             EQ/Alliance               EQ/Alliance
                                                           Premier Growth            Quality Bond (d)
                                                  --------------------------------- -----------------
                                                        2002             2001              2002
                                                  ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (2,033,035)   $  (2,846,456)   $      608,280
 Net realized gain (loss) on investments ........    (26,302,676)     (26,918,676)          132,419
 Change in unrealized appreciation
  (depreciation) of investments .................    (29,300,491)     (30,464,296)          235,524
                                                   -------------    -------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................    (57,636,202)     (60,229,428)          976,223
                                                   -------------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      4,312,020       21,575,589       (43,551,067)
  Transfers between funds including
   guaranteed interest account, net .............    (17,966,790)      15,339,171        65,950,946
  Transfers for contract benefits and
   terminations .................................     (9,532,240)     (12,339,218)       (1,197,625)
  Contract maintenance charges ..................       (422,239)        (457,720)          (22,335)
                                                   -------------    -------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (23,609,249)      24,117,822        21,179,919
                                                   -------------    -------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           (415)         725,863            21,304
                                                   -------------    -------------    --------------
Increase (Decrease) in Net Assets ...............    (81,245,866)     (35,385,743)       22,177,446
Net Assets - Beginning of Period ................    187,221,131      222,606,874                --
                                                   -------------    -------------    --------------
Net Assets - End of Period ......................  $ 105,975,265    $ 187,221,131    $   22,177,446
                                                   =============    =============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --               --                --
 Redeemed .......................................             --               --                --
                                                   -------------    -------------    --------------
 Net Increase (Decrease) ........................             --               --                --
                                                   =============    =============    ==============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          4,051           16,277             1,847
 Redeemed .......................................         (8,415)         (13,484)             (378)
                                                   -------------    -------------    --------------
 Net Increase (Decrease) ........................         (4,364)           2,793             1,469
                                                   =============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance
                                                        Small Cap Growth (g)             EQ/Alliance Technology
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,480,368)   $    (155,929)   $     (619,948)  $     (685,397)
 Net realized gain (loss) on investments ........     (9,671,484)      (3,058,523)      (14,355,372)     (10,348,265)
 Change in unrealized appreciation
  (depreciation) of investments .................    (28,784,431)     (12,187,110)       (8,974,003)      (2,443,454)
                                                   -------------    -------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................    (39,936,283)     (15,401,562)      (23,949,323)     (13,477,116)
                                                   -------------    -------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      5,738,185       18,224,767         3,026,451       11,776,116
  Transfers between funds including
   guaranteed interest account, net .............      8,393,151       20,039,161           456,741       17,869,579
  Transfers for contract benefits and
   terminations .................................     (5,940,735)      (6,026,423)       (2,619,615)      (2,767,941)
  Contract maintenance charges ..................       (347,606)        (283,854)         (107,497)         (98,790)
                                                   -------------    -------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      7,842,995       31,953,651           756,080       26,778,964
                                                   -------------    -------------    --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          5,446           13,898             5,565          296,992
                                                   -------------    -------------    --------------   --------------
Increase (Decrease) in Net Assets ...............    (32,087,842)      16,565,987       (23,187,678)      13,598,840
Net Assets - Beginning of Period ................    119,692,573      103,126,586        55,367,177       41,768,337
                                                   -------------    -------------    --------------   --------------
Net Assets - End of Period ......................  $  87,604,731    $ 119,692,573    $   32,179,499   $   55,367,177
                                                   =============    =============    ==============   ==============
Changes in Units:
 Unit Activity 1.15% Class A
 Issued .........................................            159              219                --               --
 Redeemed .......................................           (228)            (207)               --               --
                                                   -------------    -------------    --------------   --------------
 Net Increase (Decrease) ........................            (69)              12                --               --
                                                   =============    =============    ==============   ==============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          2,665            3,742             5,119            9,596
 Redeemed .......................................         (2,047)          (1,531)           (5,079)          (4,763)
                                                   -------------    -------------    --------------   --------------
 Net Increase (Decrease) ........................            618            2,211                40            4,833
                                                   =============    =============    ==============   ==============



                                                                                              EQ/Bernstein
                                                         EQ/Balanced (c) (j)             Diversified Value (b)
                                                  --------------------------------- --------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,048,315    $   4,238,400    $      (9,080)   $    170,382
 Net realized gain (loss) on investments ........    (32,165,923)      (1,691,567)      (1,755,404)      1,475,499
 Change in unrealized appreciation
  (depreciation) of investments .................     (8,921,169)     (16,802,779)     (17,585,770)     (2,896,369)
                                                   -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (40,038,777)     (14,255,946)     (19,350,254)     (1,250,488)
                                                   -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      9,432,169       17,904,939        9,431,894      11,791,871
  Transfers between funds including
   guaranteed interest account, net .............    182,387,603      255,619,354       34,409,192      92,424,656
  Transfers for contract benefits and
   terminations .................................    (21,843,916)     (12,889,214)      (9,036,642)     (3,678,016)
  Contract maintenance charges ..................       (668,737)        (328,079)        (342,604)       (159,035)
                                                   -------------    -------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    169,307,119      260,307,000       34,461,840     100,379,476
                                                   -------------    -------------    -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......      1,322,609           37,280           10,000          95,505
                                                   -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ...............    130,590,951      246,088,334       15,121,586      99,219,493
Net Assets - Beginning of Period ................    246,088,334               --       99,219,493              --
                                                   -------------    -------------    -------------    ------------
Net Assets - End of Period ......................  $ 376,679,285    $ 246,088,334    $ 114,341,079    $ 99,219,493
                                                   =============    =============    =============    ============
Changes in Units:
 Unit Activity 1.15% Class A
 Issued .........................................            756               31               --              --
 Redeemed .......................................           (130)             (93)              --              --
                                                   -------------    -------------    -------------    ------------
 Net Increase (Decrease) ........................            626              (62)              --              --
                                                   =============    =============    =============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          5,675            1,256            5,797           2,852
 Redeemed .......................................         (1,645)            (727)          (2,831)           (839)
                                                   -------------    -------------    -------------    ------------
 Net Increase (Decrease) ........................          4,030              529            2,966           2,013
                                                   =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Calvert           EQ/Capital Guardian
                                                    Socially Responsible (a)     International (d)
                                                  ---------------------------- ---------------------
                                                       2002          2001               2002
                                                  ------------- -------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (7,279)    $   (267)        $   11,908
 Net realized gain (loss) on investments ........      (50,388)         267            (63,231)
 Change in unrealized appreciation
  (depreciation) of investments .................     (109,468)       2,099           (136,253)
                                                   -----------     --------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     (167,135)       2,099           (187,576)
                                                   -----------     --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      243,622       44,753            168,122
  Transfers between funds including
   guaranteed interest account, net .............      439,930      119,134          2,561,030
  Transfers for contract benefits and
   terminations .................................      (26,972)        (431)           (19,838)
  Contract maintenance charges ..................         (649)          --             (3,288)
                                                   -----------     --------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      655,931      163,456          2,706,026
                                                   -----------     --------         ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        7,279          267             14,526
                                                   -----------     --------         ----------
Increase (Decrease) in Net Assets ...............      496,075      165,822          2,532,976
Net Assets - Beginning of Period ................      165,822           --             37,871
                                                   -----------     --------         ----------
Net Assets - End of Period ......................  $   661,897     $165,822         $2,570,847
                                                   ===========     ========         ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --
 Redeemed .......................................           --           --                 --
                                                   -----------     --------         ----------
 Net Increase (Decrease) ........................           --           --                 --
                                                   ===========     ========         ==========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          131           20              1,368
 Redeemed .......................................          (45)          (1)            (1,020)
                                                   -----------     --------         ----------
 Net Increase (Decrease) ........................           86           19                348
                                                   ===========     ========         ==========



                                                       EQ/Capital Guardian             EQ/Capital Guardian
                                                           Research (h)                  U.S. Equity (f)
                                                  ------------------------------ -------------------------------
                                                        2002           2001            2002            2001
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (79,561)    $  (77,631)   $   (169,404)    $   (86,095)
 Net realized gain (loss) on investments ........      (736,818)         2,159      (2,642,529)         (8,249)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,126,214)       (88,570)     (1,651,906)        (34,568)
                                                   ------------     ----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (5,942,593)      (164,042)     (4,463,839)       (128,912)
                                                   ------------     ----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       671,452      1,704,912       1,929,452       2,938,082
  Transfers between funds including
   guaranteed interest account, net .............    59,435,542      1,991,715      13,773,817       3,402,524
  Transfers for contract benefits and
   terminations .................................      (884,641)      (394,170)       (930,060)       (836,661)
  Contract maintenance charges ..................       (53,072)       (12,535)        (43,519)        (15,281)
                                                   ------------     ----------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    59,169,281      3,289,922      14,729,690       5,488,664
                                                   ------------     ----------    ------------     -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        37,147        (19,160)         33,355        (244,776)
                                                   ------------     ----------    ------------     -----------
Increase (Decrease) in Net Assets ...............    53,263,835      3,106,720      10,299,206       5,114,976
Net Assets - Beginning of Period ................     8,192,484      5,085,764      11,724,006       6,609,030
                                                   ------------     ----------    ------------     -----------
Net Assets - End of Period ......................  $ 61,456,319     $8,192,484    $ 22,023,212     $11,724,006
                                                   ============     ==========    ============     ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --              --
 Redeemed .......................................            --             --              --              --
                                                   ------------     ----------    ------------     -----------
 Net Increase (Decrease) ........................            --             --              --              --
                                                   ============     ==========    ============     ===========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         7,359            450           2,210             717
 Redeemed .......................................          (433)          (143)           (480)           (167)
                                                   ------------     ----------    ------------     -----------
 Net Increase (Decrease) ........................         6,926            307           1,730             550
                                                   ============     ==========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Emerging Markets Equity           EQ/Equity 500 Index
                                                  ------------------------------- ---------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (430,158)   $   (371,476)   $    (775,661)   $    (984,873)
 Net realized gain (loss) on investments ........    (2,080,679)     (7,088,726)     (13,299,816)      (6,424,376)
 Change in unrealized appreciation
  (depreciation) of investments .................      (149,420)      5,533,385      (30,693,360)     (20,827,768)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,660,257)     (1,926,817)     (44,768,837)     (28,237,017)
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       954,567       2,887,434        7,640,504       17,728,922
  Transfers between funds including
   guaranteed interest account, net .............     4,962,668        (163,212)          81,785        2,719,164
  Transfers for contract benefits and
   terminations .................................    (1,698,910)     (1,414,602)     (11,282,582)     (11,273,287)
  Contract maintenance charges ..................      (103,882)        (73,375)        (524,197)        (490,322)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,114,443       1,236,245       (4,084,490)       8,684,477
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           706          81,358          223,548          (33,370)
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     1,454,892        (609,214)     (48,629,779)     (19,585,910)
Net Assets - Beginning of Period ................    27,060,511      27,669,725      185,819,088      205,404,998
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 28,515,403    $ 27,060,511    $ 137,189,309    $ 185,819,088
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --               --
 Redeemed .......................................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ============    ============    =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         5,830           5,501            2,677            2,504
 Redeemed .......................................        (5,228)         (5,314)          (2,401)          (2,159)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           602             187             (276)             345
                                                   ============    ============    =============    =============



                                                        EQ/Evergreen Omega               EQ/FI Mid Cap
                                                  ------------------------------ ------------------------------
                                                        2002           2001            2002           2001
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (71,946)   $  (40,752)   $   (570,445)   $   (153,354)
 Net realized gain (loss) on investments ........       (427,780)     (131,228)     (1,125,936)     (2,006,866)
 Change in unrealized appreciation
  (depreciation) of investments .................       (945,749)     (307,012)     (7,719,556)       (231,319)
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,445,475)     (478,992)     (9,415,937)     (2,391,539)
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        694,056       942,097      10,655,394      10,657,001
  Transfers between funds including
   guaranteed interest account, net .............      1,716,091     1,221,069      15,941,165      15,482,070
  Transfers for contract benefits and
   terminations .................................       (283,599)     (186,669)     (1,911,853)       (481,345)
  Contract maintenance charges ..................        (14,655)       (6,778)        (78,928)        (15,426)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,111,893     1,969,719      24,605,778      25,642,300
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         26,632        11,782          30,687      (8,475,478)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............        693,050     1,502,509      15,220,528      14,775,283
Net Assets - Beginning of Period ................      4,140,741     2,638,232      28,438,851      13,663,568
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   4,833,791    $4,140,741    $ 43,659,379    $ 28,438,851
                                                   =============    ==========    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................            454           324           4,199           3,394
 Redeemed .......................................           (157)          (66)         (1,174)           (393)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................            297           258           3,025           3,001
                                                   =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/FI Small/ Mid Cap Value             EQ/High Yield
                                                  -------------------------------- -------------------------------
                                                        2002             2001            2002            2001
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,065,316)   $   (237,765)   $  6,175,602    $  6,906,841
 Net realized gain (loss) on investments ........       (200,175)         82,978      (8,061,124)     (6,783,775)
 Change in unrealized appreciation
  (depreciation) of investments .................    (22,769,362)      3,045,606      (2,366,278)       (831,996)
                                                   -------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (24,034,853)      2,890,819      (4,251,800)       (708,930)
                                                   -------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     17,175,645      20,799,722       5,128,201      11,099,707
  Transfers between funds including
   guaranteed interest account, net .............     45,163,001      40,495,478       2,516,348      11,066,895
  Transfers for contract benefits and
   terminations .................................     (9,435,480)     (3,268,359)     (6,863,479)     (5,955,458)
  Contract maintenance charges ..................       (346,306)       (146,516)       (247,377)       (194,100)
                                                   -------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     52,556,860      57,880,325         533,693      16,017,044
                                                   -------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         15,700          34,994          22,541         (76,106)
                                                   -------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     28,537,707      60,806,138      (3,695,566)     15,232,008
Net Assets - Beginning of Period ................     93,657,100      32,850,962      83,732,787      68,500,779
                                                   -------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 122,194,807    $ 93,657,100    $ 80,037,221    $ 83,732,787
                                                   =============    ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --              --              25             444
 Redeemed .......................................             --              --             (36)           (411)
                                                   -------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................             --              --             (11)             33
                                                   =============    ============    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          7,808           6,440           1,192           1,645
 Redeemed .......................................         (3,185)         (1,055)         (1,172)           (986)
                                                   -------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          4,623           5,385              20             659
                                                   =============    ============    ============    ============



                                                                                   EQ/J.P. Morgan
                                                   EQ/International Equity Index   Core Bond (d)
                                                  ------------------------------- ---------------
                                                        2002            2001            2002
                                                  --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (72,202)   $   (173,106)   $  1,622,802
 Net realized gain (loss) on investments ........    (2,885,480)       (782,792)        399,966
 Change in unrealized appreciation
  (depreciation) of investments .................      (185,040)     (4,163,689)       (398,244)
                                                   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (3,142,722)     (5,119,587)      1,624,524
                                                   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,011,908       2,065,976       3,466,823
  Transfers between funds including
   guaranteed interest account, net .............     1,107,158       1,471,607      42,620,843
  Transfers for contract benefits and
   terminations .................................    (1,402,657)       (862,614)     (2,003,500)
  Contract maintenance charges ..................       (45,092)        (40,767)        (43,208)
                                                   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       671,317       2,634,202      44,040,958
                                                   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        21,650          38,511          14,894
                                                   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (2,449,755)     (2,446,874)     45,680,376
Net Assets - Beginning of Period ................    15,726,139      18,173,013              --
                                                   ------------    ------------    ------------
Net Assets - End of Period ......................  $ 13,276,384    $ 15,726,139    $ 45,680,376
                                                   ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --
 Redeemed .......................................            --              --              --
                                                   ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --
                                                   ============    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         1,413             639           4,249
 Redeemed .......................................        (1,336)           (374)           (779)
                                                   ------------    ------------    ------------
 Net Increase (Decrease) ........................            77             265           3,470
                                                   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        EQ/Lazard
                                                     EQ/Janus Large Cap Growth     Small Cap Value (d)
                                                  ------------------------------- ---------------------
                                                        2002            2001               2002
                                                  --------------- --------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (352,536)   $   (226,455)      $    (13,968)
 Net realized gain (loss) on investments ........    (3,248,427)       (913,256)          (404,615)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,540,473)     (2,685,674)        (2,857,040)
                                                   ------------    ------------       ------------
 Net increase (decrease) in net assets from
  operations ....................................    (9,141,436)     (3,825,385)        (3,275,623)
                                                   ------------    ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,459,878       9,150,070          1,980,200
  Transfers between funds including
   guaranteed interest account, net .............     3,783,696      12,166,488         21,273,838
  Transfers for contract benefits and
   terminations .................................    (1,312,224)       (642,310)          (618,895)
  Contract maintenance charges ..................       (48,327)        (19,395)           (34,967)
                                                   ------------    ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,883,023      20,654,853         22,600,176
                                                   ------------    ------------       ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        20,758        (311,737)             9,828
                                                   ------------    ------------       ------------
Increase (Decrease) in Net Assets ...............    (3,237,655)     16,517,731         19,334,381
Net Assets - Beginning of Period ................    23,743,705       7,225,974                 --
                                                   ------------    ------------       ------------
Net Assets - End of Period ......................  $ 20,506,050    $ 23,743,705       $ 19,334,381
                                                   ============    ============       ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --                 --
 Redeemed .......................................            --              --                 --
                                                   ------------    ------------       ------------
 Net Increase (Decrease) ........................            --              --                 --
                                                   ============    ============       ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         2,461           3,435              2,392
 Redeemed .......................................        (1,503)           (522)              (571)
                                                   ------------    ------------       ------------
 Net Increase (Decrease) ........................           958           2,913              1,821
                                                   ============    ============       ============



                                                        EQ/Marsico Focus (a)        EQ/Mercury Basic Value Equity
                                                  -------------------------------- --------------------------------
                                                        2002            2001             2002             2001
                                                  --------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (141,850)     $   (2,118)    $    (455,791)   $  3,083,310
 Net realized gain (loss) on investments ........      (475,323)            989        (1,919,509)      4,041,938
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,926,600)        308,491       (30,438,761)     (1,563,354)
                                                   ------------      ----------     -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,543,773)        307,362       (32,814,061)      5,561,894
                                                   ------------      ----------     -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,938,695         535,953        11,933,934      19,193,873
  Transfers between funds including
   guaranteed interest account, net .............    22,149,363         582,906        21,985,068      39,967,488
  Transfers for contract benefits and
   terminations .................................      (596,539)         (4,109)      (11,603,499)     (8,037,363)
  Contract maintenance charges ..................       (30,722)            (81)         (475,123)       (325,780)
                                                   ------------      ----------     -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    23,460,797       1,114,669        21,840,380      50,798,218
                                                   ------------      ----------     -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        23,132       2,001,697            14,066         200,819
                                                   ------------      ----------     -------------    ------------
Increase (Decrease) in Net Assets ...............    20,940,156       3,423,728       (10,959,615)     56,560,931
Net Assets - Beginning of Period ................     3,423,728              --       155,224,906      98,663,975
                                                   ------------      ----------     -------------    ------------
Net Assets - End of Period ......................  $ 24,363,884      $3,423,728     $ 144,265,291    $155,224,906
                                                   ============      ==========     =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --                --              --
 Redeemed .......................................            --              --                --              --
                                                   ------------      ----------     -------------    ------------
 Net Increase (Decrease) ........................            --              --                --              --
                                                   ============      ==========     =============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         2,915             101             3,970           4,427
 Redeemed .......................................          (756)             (1)           (2,785)         (1,356)
                                                   ------------      -----------    -------------    ------------
 Net Increase (Decrease) ........................         2,159             100             1,185           3,071
                                                   ============      ===========    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/MFS Emerging Growth Companies
                                                  -----------------------------------
                                                         2002              2001
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (2,037,258)  $    (3,210,460)
 Net realized gain (loss) on investments ........      (32,942,921)      (11,058,384)
 Change in unrealized appreciation
  (depreciation) of investments .................      (33,685,618)     (104,297,452)
                                                   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................      (68,665,797)     (118,566,296)
                                                   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        3,055,904        12,012,580
  Transfers between funds including
   guaranteed interest account, net .............      (24,936,488)       (4,811,654)
  Transfers for contract benefits and
   terminations .................................      (10,877,487)      (13,557,728)
  Contract maintenance charges ..................         (535,347)         (662,113)
                                                   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (33,293,418)       (7,018,915)
                                                   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......              330          (216,138)
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets ...............     (101,958,885)     (125,801,349)
Net Assets - Beginning of Period ................      209,120,370       334,921,719
                                                   ---------------   ---------------
Net Assets - End of Period ......................  $   107,161,485   $   209,120,370
                                                   ===============   ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................               --                --
 Redeemed .......................................               --                --
                                                   ---------------   ---------------
 Net Increase (Decrease) ........................               --                --
                                                   ===============   ===============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................            1,427             3,459
 Redeemed .......................................           (4,469)           (4,034)
                                                   ---------------   ---------------
 Net Increase (Decrease) ........................           (3,042)             (575)
                                                   ===============   ===============



                                                      EQ/MFS Investors Trust              EQ/Money Market
                                                  ------------------------------- --------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (153,028)   $   (189,404)   $    (868,023)   $   5,870,683
 Net realized gain (loss) on investments ........    (1,291,915)       (440,320)      (2,151,261)      (2,819,004)
 Change in unrealized appreciation
  (depreciation) of investments .................    (2,783,562)     (2,922,230)       2,494,614        1,327,627
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (4,228,505)     (3,551,954)        (524,670)       4,379,306
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       626,615       3,282,624       46,634,198      150,778,368
  Transfers between funds including
   guaranteed interest account, net .............       (19,622)      2,193,021        2,043,552       28,215,296
  Transfers for contract benefits and
   terminations .................................    (1,140,781)     (1,473,274)     (81,002,521)     (55,589,871)
  Contract maintenance charges ..................       (39,270)        (35,974)        (576,498)        (411,420)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (573,058)      3,966,397      (32,901,269)     122,992,373
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         7,244          69,890            9,715           32,322
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (4,794,319)        484,333      (33,416,224)     127,404,001
Net Assets - Beginning of Period ................    18,866,351      18,382,018      298,267,347      170,863,346
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 14,072,032    $ 18,866,351    $ 264,851,123    $ 298,267,347
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --              927            2,822
 Redeemed .......................................            --              --           (1,019)          (2,685)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (92)             137
                                                   ============    ============    =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................           710             821           12,680           41,230
 Redeemed .......................................          (617)           (406)         (13,784)         (36,868)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           (93)            415           (1,104)           4,362
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Putnam
                                                       Growth & Income Value
                                                  --------------------------------
                                                        2002             2001
                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      (46,922)  $   (186,363)
 Net realized gain (loss) on investments ........      (2,166,667)      (280,567)
 Change in unrealized appreciation
  (depreciation) of investments .................      (7,994,345)    (3,733,481)
                                                   --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (10,207,934)    (4,200,411)
                                                   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       2,060,903      4,517,573
  Transfers between funds including
   guaranteed interest account, net .............         (16,755)     3,186,582
  Transfers for contract benefits and
   terminations .................................      (4,231,501)    (4,791,420)
  Contract maintenance charges ..................        (159,692)      (157,624)
                                                   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (2,347,045)     2,755,111
                                                   --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           2,047         56,382
                                                   --------------   ------------
Increase (Decrease) in Net Assets ...............     (12,552,932)    (1,388,918)
Net Assets - Beginning of Period ................      50,561,539     51,950,457
                                                   --------------   ------------
Net Assets - End of Period ......................  $   38,008,607   $ 50,561,539
                                                   ==============   ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................              --             --
 Redeemed .......................................              --             --
                                                   --------------   ------------
 Net Increase (Decrease) ........................              --             --
                                                   ==============   ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             846            945
 Redeemed .......................................          (1,083)          (715)
                                                   --------------   ------------
 Net Increase (Decrease) ........................            (237)           230
                                                   ==============   ============



                                                            EQ/Putnam
                                                   International Equity (d)(e)   EQ/Putnam Voyager (d)
                                                  ----------------------------- -----------------------
                                                               2002                       2002
                                                  ----------------------------- -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................         $   (131,583)                $  (2,344)
 Net realized gain (loss) on investments ........             (734,983)                  (21,989)
 Change in unrealized appreciation
  (depreciation) of investments .................           (8,598,277)                  (33,892)
                                                          ------------                 ---------
 Net increase (decrease) in net assets from
  operations ....................................           (9,464,843)                  (58,225)
                                                          ------------                 ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........            1,273,868                    30,710
  Transfers between funds including
   guaranteed interest account, net .............           52,319,182                   527,838
  Transfers for contract benefits and
   terminations .................................           (1,949,091)                  (11,407)
  Contract maintenance charges ..................             (116,404)                     (130)
                                                          ------------                 ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................           51,527,555                   547,011
                                                          ------------                 ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......               45,514                     2,947
                                                          ------------                 ---------
Increase (Decrease) in Net Assets ...............           42,108,226                   491,733
Net Assets - Beginning of Period ................                   --                        --
                                                          ------------                 ---------
Net Assets - End of Period ......................         $ 42,108,226                 $ 491,733
                                                          ============                 =========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................                   --                        --
 Redeemed .......................................                   --                        --
                                                          ------------                 ---------
 Net Increase (Decrease) ........................                   --                        --
                                                          ============                 =========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................                6,744                        92
 Redeemed .......................................               (2,961)                      (40)
                                                          ------------                 ---------
 Net Increase (Decrease) ........................                3,783                        52
                                                          ============                 =========




                                                           EQ/Small Company Index
                                                    -----------------------------------
                                                          2002                2001
                                                    ---------------      --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   (168,823)        $  (121,840)
 Net realized gain (loss) on investments ........      (1,011,858)           (423,008)
 Change in unrealized appreciation
  (depreciation) of investments .................      (3,743,133)            720,346
                                                     ------------         -----------
 Net increase (decrease) in net assets from
  operations ....................................      (4,923,814)            175,498
                                                     ------------         -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       1,108,746           2,237,897
  Transfers between funds including
   guaranteed interest account, net .............       2,505,517           1,840,277
  Transfers for contract benefits and
   terminations .................................        (974,242)           (720,928)
  Contract maintenance charges ..................         (62,003)            (46,325)
                                                     ------------         -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................       2,578,018           3,310,921
                                                     ------------         -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          18,102              33,070
                                                     ------------         -----------
Increase (Decrease) in Net Assets ...............      (2,327,694)          3,519,489
Net Assets - Beginning of Period ................      20,078,070          16,558,581
                                                     ------------         -----------
Net Assets - End of Period ......................    $ 17,750,376         $20,078,070
                                                     ============         ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................              --                  --
 Redeemed .......................................              --                  --
                                                     ------------         -----------
 Net Increase (Decrease) ........................              --                  --
                                                     ============         ===========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             777                 652
 Redeemed .......................................            (532)               (343)
                                                     ------------         -----------
 Net Increase (Decrease) ........................             245                 309
                                                     ============         ===========

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

------------
(a) Units were made available for sale on September 4, 2001.
(b) A substitution of T. Rowe Equity Income Portfolio for EQ/Bernstein Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).
(c) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(d) Units were made available for sale on January 14, 2002.
(e) A substitution of EQ/T. Rowe International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See Note 5).
(f) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(g) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance
    Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(h) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian
    Research Portfolio occurred on November 22, 2002 (See Note 5).
(i) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance
    International Portfolio occurred on November 22, 2002 (See Note 5).
(j) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1):

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega(7)
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(8)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(6)
   o EQ/Small Company Index

   ----------

   (1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.
   (2) Formerly known as Lazard Large Cap Value.
   (3) Formerly known as Morgan Stanley Emerging Markets Equity.
   (4) Formerly known as EQ/Alliance High Yield.
   (5) Formerly known as MFS Growth
       with Income.
   (6) Formerly known as EQ/Putnam Investors Growth.
   (7) Formerly known as EQ/Evergreen.
   (8) Formerly known as EQ/Alliance Money Market.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, Select, Elite, and Equitable Accumulator Select issued after August 13, 2001, deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager Accumulator, Equitable Accumulator, Equitable Accumulators Select, Elite, Plus, Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor are offered with the same variable investment options for use as an NQ, QP or IRA. Income Manager Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator Select, Elite, Plus, Equitable Accumulator issued

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


1. Organization (Concluded)

   after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Equitable Accumulator Advisor and Equitable Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity option of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, and Equitable Accumulator Elite Contracts. Included in Contract maintenance charges are administrative charges, if applicable, which are deducted annually under Equitable Accumulator issued after March 1, 2000 and Equitable Accumulator Elite Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:


                                                        Purchases      Sales
                                                     -------------- -------------
    AXA Premier VIP Core Bond .......................    $ 49,970,674   $  4,500,542
    AXA Premier VIP Health Care .....................      11,154,467      2,649,618
    AXA Premier VIP International Equity ............       9,777,568      1,079,651
    AXA Premier VIP Large Cap Core Equity ...........       8,555,973      1,101,344
    AXA Premier VIP Large Cap Growth ................      12,581,103      1,349,708
    AXA Premier VIP Large Cap Value .................      15,582,706      1,849,180
    AXA Premier VIP Small/Mid Cap Growth ............      15,848,118      1,367,641
    AXA Premier VIP Small/Mid Cap Value .............      18,291,310      1,642,660
    AXA Premier VIP Technology ......................       3,183,880        489,661
    EQ/Aggressive Stock .............................      18,122,072     32,969,794
    EQ/Alliance Common Stock ........................      30,135,245    150,967,436
    EQ/Alliance Growth and Income ...................      63,710,093     93,352,512
    EQ/Alliance Immediate Government Securities .....     156,341,653     45,050,177
    EQ/Alliance International .......................     143,811,859     53,557,499
    EQ/Alliance Premier Growth ......................      11,395,403     37,037,561
    EQ/Alliance Quality Bond ........................      25,498,084      3,654,243
    EQ/Alliance Small Cap Growth ....................      31,888,050     25,514,815
    EQ/Alliance Technology ..........................      13,891,903     13,725,704
    EQ/Balanced .....................................     597,819,211    427,451,912
    EQ/Bernstein Diversified Value ..................     117,106,845     82,666,818
    EQ/Calvert Socially Responsible .................       1,116,584        460,652
    EQ/Capital Guardian International ...............       3,288,227        556,182
    EQ/Capital Guardian Research ....................      61,725,483      2,598,536
    EQ/Capital Guardian U.S. Equity .................      25,069,338     10,475,694
    EQ/Emerging Markets Equity ......................      21,967,710     18,280,135
    EQ/Equity 500 Index .............................      41,221,707     45,932,929
    EQ/Evergreen Omega ..............................       2,900,910        830,896
    EQ/FI MidCap ....................................      28,406,851      4,342,241
    EQ/FI Small/Mid Cap Value .......................      66,855,903     15,348,791
    EQ/High Yield ...................................      23,402,494     16,670,648
    EQ/International Equity Index ...................       5,990,547      5,369,785
    EQ/Janus Large Cap Growth .......................      10,378,258      4,837,134
    EQ/JP Morgan Core Bond ..........................      49,873,424      3,973,454
    EQ/Lazard Small Cap Value .......................      25,979,148      3,276,435
    EQ/Marsico Focus ................................      28,374,944      5,032,866
    EQ/Mercury Basic Value Equity ...................      46,817,561     24,431,590
    EQ/MFS Emerging Growth Companies ................      12,641,333     47,989,947
    EQ/MFS Investors Trust ..........................       3,021,269      3,740,117
    EQ/Money Market .................................     168,935,076    202,706,835
    EQ/Putnam Growth & Income Value .................       7,347,197      9,739,613
    EQ/Putnam International Equity ..................     120,691,931     69,250,459
    EQ/Putnam Voyager ...............................         765,356        217,742
    EQ/Small Company Index ..........................       6,425,031      3,997,732

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") are not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of these advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses of providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable
   Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (affiliates). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


    -----------------------------------------------------------------------------
    November 22, 2002    Removed Portfolio    Surviving Portfolio
    -----------------------------------------------------------------------------
                         EQ/MFS Research      EQ/Capital Guardian Research
                         Portfolio            Portfolio
    -----------------------------------------------------------------------------
    Shares -- Class B      6,388,240            6,422,590
    Value -- Class B     $56,173,510          $56,173,510
    Net Assets before    $56,173,510          $ 9,882,395
    Net Assets after                          $66,055,905

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Continued)


    -------------------------------------------------------------------------------------------------
     November 22, 2002 (Concluded)   Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/Alliance Growth
                                     Investors Portfolio         EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                   1,940,395                   2,089,295
    Shares -- Class B                  11,383,869                  12,303,746
    Value -- Class A                 $ 27,211,317                $ 27,211,317
    Value -- Class B                 $159,130,161                $159,130,161
    Net Assets before                $186,341,478                $206,347,210
    Net Assets after                                             $392,688,688
    -------------------------------------------------------------------------------------------------
                                     EQ/Alliance Global          EQ/Alliance International
                                     Portfolio                   Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                   1,084,954                   1,703,949
    Shares -- Class B                   6,806,901                  10,907,216
    Value -- Class A                 $ 12,888,903                $ 12,888,903
    Value -- Class B                 $ 80,088,505                $ 80,088,505
    Net Assets before merger         $ 92,977,408                $ 26,638,494
    Net Assets after                                             $119,615,902
    -------------------------------------------------------------------------------------------------
    July 12, 2002                    Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/AXP New Dimensions       EQ/Capital Guardian U.S.
                                     Portfolio                   Equity Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                     850,111                     613,092
    Value -- Class B                 $  4,918,318                $  4,918,318
    Net Assets before                $  4,918,318                $ 20,005,927
    Net Assets after                                             $ 24,924,245
    -------------------------------------------------------------------------------------------------
                                     EQ/AXP Strategy             EQ/Alliance Small
                                     Aggressive Portfolio        Cap Growth Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                   1,251,476                     390,410
    Value -- Class B                 $  3,729,678                $  3,729,678
    Net Assets before                $  3,729,678                $ 92,405,796
    Net Assets after                                             $ 96,135,474
    -------------------------------------------------------------------------------------------------
    April 26, 2002                  Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/T. Rowe Price
                                     International Portfolio     EQ/Putnam International Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                   5,867,332                   4,709,377
    Value -- Class B                 $ 49,833,344                $ 49,833,344
    Net Assets before                $ 49,833,344                Not held before the merger
    Net Assets after                                             $ 49,833,344
    -------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Concluded)


    -------------------------------------------------------------------------------------------------
     May 18, 2001        Removed Portfolio                    Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                         Alliance Conservative
                         Investors Portfolio                  EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A      1,563,913
    Shares -- Class B     12,582,186
    Value -- Class A    $ 18,563,649
    Value -- Class B    $148,960,682
    Net Assets before   $167,524,331
    -------------------------------------------------------------------------------------------------
                         EQ/Evergreen Foundation
                         Portfolio                            EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B        661,531
    Value -- Class B    $  6,264,702
    Net Assets before   $  6,264,702
    -------------------------------------------------------------------------------------------------
                         EQ/Putnam Balanced Portfolio         EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      4,791,791
    Value -- Class B    $ 59,178,615
    Net Assets before   $ 59,178,615
    -------------------------------------------------------------------------------------------------
                         Mercury World Strategy Portfolio     EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      1,002,776
    Value -- Class B    $  9,837,235
    Net Assets before   $  9,837,235
    -------------------------------------------------------------------------------------------------
    Total Impact                                             EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                                           1,184,662
    Shares -- Class B                                          14,374,438
    Value -- Class A                                         $ 18,563,649
    Value -- Class B                                         $224,241,234
    Net Assets before                                        Not held before the merger
    Net Assets after                                         $242,804,883
    -------------------------------------------------------------------------------------------------
                        EQ/T. Rowe Price Equity
                        Income Portfolio                     EQ/Bernstein Diversified Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      5,841,635                            6,288,796
    Value -- Class B    $ 77,226,420                         $ 77,226,420
    Net Assets before   $ 77,226,420                         Not held before the merger
    Net Assets after                                         $ 77,226,420
    -------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:



                                                                             Asset-based                    Current     Maximum
                                                           Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                           Expense Risks       Charge          Charge        Charge     Charge
                                                          --------------- ---------------- -------------- ----------- ----------
    Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
    Income Manager Accumulator ...........................   0.90%           0.25%            --             1.15%       1.15%
    Equitable Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
    Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
    Equitable Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
    Equitable Accumulator Select issued after
      August 13, 2001 ....................................   1.10%           0.35%            0.25%          1.70%       1.70%

   The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

   Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                  2002        2001     2000     1999     1998
                                                               ---------     ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $ 10.76       --       --       --       --
1.15% Class B (n) ..........................................     $ 10.69       --       --       --       --
1.35% Class B (n) ..........................................     $ 10.67       --       --       --       --
1.55% Class B (n) ..........................................     $ 10.65       --       --       --       --
1.60% Class B (n) ..........................................     $ 10.64       --       --       --       --
1.70% Class B (n) ..........................................     $ 10.63       --       --       --       --
Net Assets (000's) .........................................     $46,418       --       --       --       --
Investment Income Ratio Class B** ..........................        5.86%      --       --       --       --
Number of units outstanding, end of period (000's) .........       4,354       --       --       --       --
Total Return
 Lowest 1.70% ..............................................        4.22%      --       --       --       --
 Highest 0.50% .............................................        5.39%      --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.97      --       --       --       --
1.15% Class B (n) ..........................................     $   7.91      --       --       --       --
1.35% Class B (n) ..........................................     $   7.90      --       --       --       --
1.55% Class B (n) ..........................................     $   7.88      --       --       --       --
1.60% Class B (n) ..........................................     $   7.88      --       --       --       --
1.70% Class B (n) ..........................................     $   7.87      --       --       --       --
Net Assets (000's) .........................................     $  7,164      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          908      --       --       --       --
Total Return
 Lowest 1.70% ..............................................       (20.42)%    --       --       --       --
 Highest 0.50% .............................................       (19.41)%    --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.87      --       --       --       --
1.15% Class B (n) ..........................................     $   7.82      --       --       --       --
1.35% Class B (n) ..........................................     $   7.81      --       --       --       --
1.55% Class B (n) ..........................................     $   7.79      --       --       --       --
1.60% Class B (n) ..........................................     $   7.79      --       --       --       --
1.70% Class B (n) ..........................................     $   7.78      --       --       --       --
Net Assets (000's) .........................................     $  7,369      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          945      --       --       --       --
Total Return
 Lowest 1.70% ..............................................       (19.54)%    --       --       --       --
 Highest 0.50% .............................................       (18.61)%    --       --       --       --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.71      --       --       --       --
1.15% Class B (n) ..........................................     $   7.66      --       --       --       --
1.35% Class B (n) ..........................................     $   7.64      --       --       --       --
1.55% Class B (n) ..........................................     $   7.63      --       --       --       --
1.60% Class B (n) ..........................................     $   7.62      --       --       --       --
1.70% Class B (n) ..........................................     $   7.61      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Core Equity (Concluded)
-------------------------------------------------
Net Assets (000's) ...........................................     $  6,177      --       --       --       --
Investment Income Ratio Class B** ............................         0.36%     --       --       --       --
Number of units outstanding, end of period (000's) ...........          810      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (23.59)%    --       --       --       --
 Highest 0.50% ...............................................       (22.59)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   6.84      --       --       --       --
1.15% Class B (n) ............................................     $   6.80      --       --       --       --
1.35% Class B (n) ............................................     $   6.79      --       --       --       --
1.55% Class B (n) ............................................     $   6.77      --       --       --       --
1.60% Class B (n) ............................................     $   6.77      --       --       --       --
1.70% Class B (n) ............................................     $   6.76      --       --       --       --
Net Assets (000's) ...........................................     $  8,928      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,317      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (30.88)%    --       --       --       --
 Highest 0.50% ...............................................       (30.13)%    --       --       --       --

AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   7.98      --       --       --       --
1.15% Class B (n) ............................................     $   7.92      --       --       --       --
1.35% Class B (n) ............................................     $   7.91      --       --       --       --
1.55% Class B (n) ............................................     $   7.89      --       --       --       --
1.60% Class B (n) ............................................     $   7.89      --       --       --       --
1.70% Class B (n) ............................................     $   7.88      --       --       --       --
Net Assets (000's) ...........................................     $ 11,400      --       --       --       --
Investment Income Ratio Class B** ............................         0.69%     --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,442      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (19.84)%    --       --       --       --
 Highest 0.50% ...............................................       (18.82)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   6.25      --       --       --       --
1.15% Class B (n) ............................................     $   6.21      --       --       --       --
1.35% Class B (n) ............................................     $   6.20      --       --       --       --
1.55% Class B (n) ............................................     $   6.19      --       --       --       --
1.60% Class B (n) ............................................     $   6.18      --       --       --       --
1.70% Class B (n) ............................................     $   6.18      --       --       --       --
Net Assets (000's) ...........................................     $ 10,935      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,766      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (37.26)%    --       --       --       --
 Highest 0.50% ...............................................       (36.61)%    --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2002          2001          2000         1999        1998
                                                             ------------- ------------- ------------- ----------- ------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   7.43            --            --           --          --
1.15% Class B (n) ..........................................   $   7.38            --            --           --          --
1.35% Class B (n) ..........................................   $   7.37            --            --           --          --
1.55% Class B (n) ..........................................   $   7.35            --            --           --          --
1.60% Class B (n) ..........................................   $   7.35            --            --           --          --
1.70% Class B (n) ..........................................   $   7.34            --            --           --          --
Net Assets (000's) .........................................   $ 13,389            --            --           --          --
Investment Income Ratio Class B** ..........................         --            --            --           --          --
Number of units outstanding, end of period (000's) .........      1,819            --            --           --          --
Total Return
 Lowest 1.70% ..............................................     (24.49)%          --            --           --          --
 Highest 0.50% .............................................     (23.64)%          --            --           --          --

AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   5.71            --            --           --          --
1.15% Class B (n) ..........................................   $   5.67            --            --           --          --
1.35% Class B (n) ..........................................   $   5.66            --            --           --          --
1.55% Class B (n) ..........................................   $   5.65            --            --           --          --
1.60% Class B (n) ..........................................   $   5.65            --            --           --          --
1.70% Class B (n) ..........................................   $   5.64            --            --           --          --
Net Assets (000's) .........................................   $  1,941            --            --           --          --
Investment Income Ratio Class B** ..........................         --            --            --           --          --
Number of units outstanding, end of period (000's) .........        344            --            --           --          --
Total Return
 Lowest 1.70% ..............................................     (44.65)%          --            --           --          --
 Highest 0.50% .............................................     (44.02)%          --            --           --          --

EQ/Aggressive Stock
-------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  37.75      $  53.56      $  72.23      $ 84.11     $ 71.60
Net Assets (000's) .........................................   $ 17,100      $ 30,851      $ 50,922      $71,830     $78,832
Investment Income Ratio Class A & B** ......................       0.01%         0.35%         0.23%        0.21%       0.43%
Number of units outstanding, end of period (000's) .........        453           576           705          854       1,101
Total Return
1.15% ......................................................     (29.52)%      (25.85)%      (14.12)%      17.47%      (0.87)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  41.54      $  58.69            --           --          --
1.15% Class B ..............................................   $  37.17      $  52.87      $  71.48      $ 83.44     $ 71.21
1.35% Class B (b) ..........................................   $  35.92      $  51.19      $  69.35      $ 81.12     $ 69.37
1.55% Class B (e) ..........................................   $  34.70      $  49.56      $  67.28           --          --
1.60% Class B (d) ..........................................   $  34.41      $  49.16      $  66.77      $ 78.30          --
1.70% Class B (l) ..........................................   $  33.82      $  48.37            --           --          --
Net Assets (000's) .........................................   $ 32,521      $ 56,840      $ 82,192      $92,922     $68,748
Investment Income Ratio Class A & B** ......................       0.01%         0.35%         0.23%        0.21%       0.43%
Number of units outstanding, end of period (000's) .........        901         1,104         1,174        1,130         973
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (30.09)%       (3.53)%      (14.73)%      16.65%      (1.30)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (29.22)%      (21.78)%      (14.33)%      17.17%      (1.10)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000         1999         1998
                                                             ------------- ------------- ------------- ------------ ------------
EQ/Alliance Common Stock
------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $ 153.56      $ 232.44      $ 262.80      $ 309.23     $ 249.88
Net Assets (000's) .........................................   $ 85,993      $173,865      $234,680      $307,065     $269,621
Investment Income Ratio Class A & B** ......................       0.05%         2.20%         0.49%         0.57%        0.48%
Number of units outstanding, end of period (000's) .........        560           748           893           993        1,079
Total Return
1.15% ......................................................     (33.94)%      (11.55)%      (15.01)%       23.75%       27.90%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $ 180.32      $ 271.84            --            --           --
1.15% Class B ..............................................   $ 151.16      $ 229.38      $ 260.00      $ 306.70     $ 248.45
1.35% Class B (b) ..........................................   $ 143.14      $ 217.65      $ 247.21      $ 292.20     $ 237.18
1.55% Class B (e) ..........................................   $ 135.53      $ 206.51      $ 235.03            --           --
1.60% Class B (d) ..........................................   $ 133.70      $ 203.81      $ 232.08      $ 275.01           --
1.70% Class B (l) ..........................................   $ 130.09      $ 198.52            --            --           --
Net Assets (000's) .........................................   $395,966      $714,043      $818,625      $469,676     $403,992
Investment Income Ratio Class A & B** ......................       0.05%         2.20%         0.49%         0.57%        0.48%
Number of units outstanding, end of period (000's) .........      2,775         3,282         3,290         2,566        1,651
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................    (34.48)%       (5.22)%      (15.61)%       22.89%       27.32%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................    (33.67)%       (9.43)%      (15.40)%       23.45%       27.58%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  20.49      $  26.26      $  26.92      $  24.99     $  21.30
Net Assets (000's) .........................................   $ 48,377      $ 76,732      $ 84,152      $ 82,917     $ 74,145
Investment Income Ratio Class A & B** ......................       1.16%         0.84%         0.80%         0.21%        0.26%
Number of units outstanding, end of period (000's) .........      2,361         2,922         3,126         3,318        3,481
Total Return
1.15% ......................................................     (21.98)%       (2.45)%        7.72%        17.32%       19.46%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  21.46      $  27.40            --            --           --
1.15% Class B ..............................................   $  20.20      $  25.96      $  26.67      $  24.82     $  21.22
1.35% Class B (b) ..........................................   $  19.83      $  25.52      $  26.28      $  24.51     $  20.99
1.55% Class B (e) ..........................................   $  19.46      $  25.10      $  25.90            --           --
1.60% Class B (d) ..........................................   $  19.37      $  25.00      $  25.80      $  24.13           --
1.70% Class B (l) ..........................................   $  19.19      $  24.79            --            --           --
Net Assets (000's) .........................................   $352,335      $479,870      $381,166      $249,965     $120,485
Investment Income Ratio Class A & B** ......................       1.16%         0.84%         0.80%         0.21%        0.26%
Number of units outstanding, end of period (000's) .........     17,883        18,876        14,497        10,155        5,698
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (22.60)%       (4.17)%        6.92%        16.48%       18.94%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (21.68)%        0.51%         7.45%        16.97%       19.21%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  19.12      $  17.76      $  16.62      $  15.40     $  15.55
Net Assets (000's) .........................................   $ 19,942      $ 11,384      $  5,983      $  6,945     $  8,148
Investment Income Ratio Class A & B** ......................       5.01%         5.10%         6.25%         5.59%        5.32%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000          1999        1998
                                                               ------------- ------------- ------------- ------------- ----------
EQ/Alliance Intermediate Government Securities (Concluded)
----------------------------------------------------------
Number of units outstanding, end of period (000's) ...........      1,043           641           360           451         524
Total Return
1.15% ........................................................       7.66%         6.86%         7.92%        (0.96)%      6.51%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  20.36      $  18.84            --            --          --
1.15% Class B ................................................   $  18.85      $  17.56      $  16.46       $ 15.30     $ 15.49
1.35% Class B (b) ............................................   $  18.40      $  17.18      $  16.14       $ 15.03     $ 15.25
1.55% Class B (e) ............................................   $  17.97      $  16.81      $  15.83            --          --
1.60% Class B (d) ............................................   $  17.86      $  16.72      $  15.75       $ 14.70          --
1.70% Class B (l) ............................................   $  17.65      $  16.54            --            --          --
Net Assets (000's) ...........................................   $279,403      $168,636      $ 61,666       $45,110     $30,881
Investment Income Ratio Class A & B** ........................       5.01%         5.10%         6.25%         5.59%       5.32%
Number of units outstanding, end of period (000's) ...........     15,412         9,927         3,823         2,987       2,008
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       6.71%         1.56%         7.14%        (1.71)%      6.03%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       8.06%         6.58%         7.58%        (1.23)%      6.24%

EQ/Alliance International (s)
-----------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $   8.83      $   9.91      $  13.00       $ 17.08     $ 12.54
Net Assets (000's) ...........................................   $ 17,465      $  8,087      $ 12,233       $14,603     $12,553
Investment Income Ratio Class A & B** ........................         --          1.65%         0.44%           --        1.81%
Number of units outstanding, end of period (000's) ...........      1,978           816           941           855       1,001
Total Return
1.15% ........................................................     (10.90)%      (23.76)%      (23.89)%       36.20%       9.23%

EQ/Alliance International (s)
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.14      $  10.22            --            --          --
1.15% Class B ................................................   $   8.69      $   9.77      $  12.89       $ 16.97     $ 12.49
1.35% Class B (b) ............................................   $   8.55      $   9.64      $  12.74       $ 16.81     $ 12.40
1.55% Class B (e) ............................................   $   8.42      $   9.51      $  12.60            --          --
1.60% Class B (d) ............................................   $   8.38      $   9.48      $  12.56       $ 16.61          --
1.70% Class B (l) ............................................   $   8.32      $   9.41            --            --          --
Net Assets (000's) ...........................................   $ 96,673      $ 21,452      $ 25,029       $17,592     $ 7,529
Investment Income Ratio Class A & B** ........................         --          1.65%         0.44%           --        1.81%
Number of units outstanding, end of period (000's) ...........     11,380         2,236         1,968         1,043         604
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (11.59)%       (4.18)%      (24.38)%       35.25%       8.81%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (10.57)%      (22.79)%      (24.04)%       35.87%       8.99%

EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   4.99      $   7.29            --            --          --
1.15% Class B ................................................   $   4.87      $   7.16      $   9.53       $ 11.81          --
1.35% Class B (b) ............................................   $   4.84      $   7.12      $   9.49       $ 11.79          --
1.55% Class B (e) ............................................   $   4.80      $   7.08      $   9.46            --          --
1.60% Class B (d) ............................................   $   4.79      $   7.07      $   9.45       $ 11.77          --
1.70% Class B (l) ............................................   $   4.77      $   7.05            --            --          --
Net Assets (000's) ...........................................   $105,394      $186,351      $222,289       $108,576         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                    2002           2001
                                                               -------------- -------------
EQ/Alliance Premier Growth (Concluded)
-------------------------------------
Investment Income Ratio Class B** ............................           --         0.01%
Number of units outstanding, end of period (000's) ...........       21,871       26,235
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................       (32.35)%      (7.60)%
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................       (31.55)%     (20.70)%

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................   $    16.46           --
1.15% Class B (n) ............................................   $    15.49           --
1.35% Class B (n) ............................................   $    15.20           --
1.55% Class B (n) ............................................   $    14.92           --
1.60% Class B (n) ............................................   $    14.85           --
1.70% Class B (n) ............................................   $    14.71           --
Net Assets (000's) ...........................................   $   22,156           --
Investment Income Ratio Class B** ............................         7.12%          --
Number of units outstanding, end of period (000's) ...........        1,469           --
Total Return
 Lowest 1.70% ................................................         4.70%          --
 Highest 0.50% ...............................................         5.92%          --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $    10.07     $  14.57
Net Assets (000's) ...........................................   $    4,310     $  7,241
Investment Income Ratio Class A & B** ........................         0.00%        1.13%
Number of units outstanding, end of period (000's) ...........          428          497
Total Return
1.15% ........................................................       (30.88)%     (14.04)%

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $    10.32     $  14.86
1.15% Class B ................................................   $     9.94     $  14.41
1.35% Class B (b) ............................................   $     9.83     $  14.28
1.55% Class B (e) ............................................   $     9.71     $  14.14
1.60% Class B (d) ............................................   $     9.69     $  14.11
1.70% Class B (l) ............................................   $     9.63     $  14.04
Net Assets (000's) ...........................................   $   83,261     $112,407
Investment Income Ratio Class A & B** ........................           --         1.13%
Number of units outstanding, end of period (000's) ...........        8,515        7,897
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       (31.42)%      (1.81)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       (30.55)%      (6.61)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $     2.95     $   5.00
1.15% Class B (f) ............................................   $     2.90     $   4.95
1.35% Class B (f) ............................................   $     2.88     $   4.93
1.55% Class B (f) ............................................   $     2.86     $   4.91
1.60% Class B (f) ............................................   $     2.86     $   4.91



                                                                      Years Ended December 31,
                                                               --------------------------------------
                                                                    2000         1999         1998
                                                               ------------- ------------ -----------
EQ/Alliance Premier Growth (Concluded)
--------------------------------------
Investment Income Ratio Class B** ............................        0.78%       0.71%          --
Number of units outstanding, end of period (000's) ...........      23,442       9,208           --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................      (19.71)%     17.72%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................      (19.31)%     18.08%          --

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................          --          --           --
1.15% Class B (n) ............................................          --          --           --
1.35% Class B (n) ............................................          --          --           --
1.55% Class B (n) ............................................          --          --           --
1.60% Class B (n) ............................................          --          --           --
1.70% Class B (n) ............................................          --          --           --
Net Assets (000's) ...........................................          --          --           --
Investment Income Ratio Class B** ............................          --          --           --
Number of units outstanding, end of period (000's) ...........          --          --           --
Total Return
 Lowest 1.70% ................................................          --          --           --
 Highest 0.50% ...............................................          --          --           --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $   16.95     $ 15.04      $ 11.90
Net Assets (000's) ...........................................   $   8,255     $ 2,888      $ 3,737
Investment Income Ratio Class A & B** ........................          --          --           --
Number of units outstanding, end of period (000's) ...........         487         192          314
Total Return
1.15% ........................................................       12.70%      26.39%       (5.33)%

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................          --          --           --
1.15% Class B ................................................   $   16.81     $ 14.96      $ 11.86
1.35% Class B (b) ............................................   $   16.68     $ 14.88      $ 11.82
1.55% Class B (e) ............................................   $   16.56          --           --
1.60% Class B (d) ............................................   $   16.53     $ 14.78           --
1.70% Class B (l) ............................................          --          --           --
Net Assets (000's) ...........................................   $  94,861     $45,611      $36,510
Investment Income Ratio Class A & B** ........................          --          --           --
Number of units outstanding, end of period (000's) ...........       5,684       3,056        3,081
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       11.84%      25.58%       (5.73)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       12.37%      26.14%       (5.50)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................          --          --           --
1.15% Class B (f) ............................................   $    6.62          --           --
1.35% Class B (f) ............................................   $    6.61          --           --
1.55% Class B (f) ............................................   $    6.61          --           --
1.60% Class B (f) ............................................   $    6.60          --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                                 ---------------------------------------------------------------
                                                                      2002            2001            2000         1999     1998
                                                                 -------------   -------------   --------------   ------   -----
EQ/Alliance Technology (Concluded)
----------------------------------
1.70% Class B (l) ............................................     $   2.85        $   4.90               --      --       --
Net Assets (000's) ...........................................     $ 31,875        $ 54,838        $  41,744      --       --
Investment Income Ratio Class B** ............................           --            0.01%              --      --       --
Number of units outstanding, end of period (000's) ...........       11,109          11,149            6,316      --       --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ..................................       (41.84)%         (3.10)%         (33.97)%    --       --
 Highest 0.50%, 0.50%, 1.15% .................................       (41.00)%        (18.87)%         (33.77)%    --       --

EQ/Balanced (j) (t)
-------------------
Unit Value 1.15%*
1.15% Class A ................................................     $  37.91        $  43.83               --      --       --
Net Assets (000's) ...........................................     $ 38,398        $ 16,962               --      --       --
Investment Income Ratio Class A & B** ........................         1.51%           3.81%              --      --       --
Number of units outstanding, end of period (000's) ...........        1,013             387               --      --       --
Total Return
1.15% ........................................................       (13.51)%         (5.51)%             --      --       --

EQ/Balanced (j) (t)
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................     $  40.59        $  46.74               --      --       --
1.15% Class B (j) ............................................     $  36.32        $  42.10               --      --       --
1.35% Class B (j) ............................................     $  35.10        $  40.77               --      --       --
1.55% Class B (j) ............................................     $  33.91        $  39.47               --      --       --
1.60% Class B (j) ............................................     $  33.62        $  39.15               --      --       --
1.70% Class B (l) ............................................     $  33.05        $  38.52               --      --       --
Net Assets (000's) ...........................................     $336,760        $229,005               --      --       --
Investment Income Ratio Class A & B** ........................         1.51%           3.81%              --      --       --
Number of units outstanding, end of period (000's) ...........        9,708           5,678               --      --       --
Total Return
 Lowest 1.70%, 1.70% .........................................       (14.21)%         (1.04)%             --      --       --
 Highest 0.50%, 0.50% ........................................       (13.16)%         (5.28)%             --      --       --

EQ/Bernstein Diversified Value (k)
----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................     $  10.58        $  12.31               --      --       --
1.15% Class B (k) ............................................     $  10.24        $  12.00               --      --       --
1.35% Class B (k) ............................................     $  10.14        $  11.90               --      --       --
1.55% Class B (k) ............................................     $  10.04        $  11.80               --      --       --
1.60% Class B (k) ............................................     $  10.01        $  11.78               --      --       --
1.70% Class B (l) ............................................     $   9.96        $  11.73               --      --       --
Net Assets (000's) ...........................................     $114,230        $ 99,123               --      --       --
Investment Income Ratio Class B** ............................         1.40%           1.45%              --      --       --
Number of units outstanding, end of period (000's) ...........       11,295           8,329               --      --       --
Total Return
 Lowest 1.70%, 1.70% .........................................       (15.09)%         (1.18)%             --      --       --
 Highest 0.50%, 0.50% ........................................       (14.05)%         (1.89)%             --      --       --

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (m) ............................................     $   6.48        $   8.85               --      --       --
1.15% Class B (m) ............................................     $   6.34        $   8.72               --      --       --
1.35% Class B (m) ............................................     $   6.29        $   8.67               --      --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                               Years Ended December 31,
                                                               --------------------------------------------------------
                                                                    2002         2001         2000        1999     1998
                                                               ------------- ------------ ----------- ----------- -----
EQ/Calvert Socially Responsible (Concluded)
-------------------------------------------
1.55% Class B (m) ............................................   $   6.25      $  8.63           --          --   --
1.60% Class B (m) ............................................   $   6.24      $  8.62           --          --   --
1.70% Class B (m) ............................................   $   6.22      $  8.60           --          --   --
Net Assets (000's) ...........................................   $    655      $   165           --          --   --
Investment Income Ratio Class B** ............................         --           --           --          --   --
Number of units outstanding, end of period (000's) ...........        105           19           --          --   --
Total Return
 Lowest 1.70%, 1.70% .........................................     (27.68)%       2.48%          --          --   --
 Highest 0.50%, 0.50% ........................................     (26.78)%       2.89%          --          --   --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................   $   7.52           --           --          --   --
1.15% Class B (n) ............................................   $   7.34           --           --          --   --
1.35% Class B (n) ............................................   $   7.29           --           --          --   --
1.55% Class B (n) ............................................   $   7.23           --           --          --   --
1.60% Class B (n) ............................................   $   7.22           --           --          --   --
1.70% Class B (n) ............................................   $   7.19           --           --          --   --
Net Assets (000's) ...........................................   $  2,524           --           --          --   --
Investment Income Ratio Class B** ............................       2.20%          --           --          --   --
Number of units outstanding, end of period (000's) ...........        348           --           --          --   --
Total Return
 Lowest 1.70% ................................................     (15.61)%         --           --          --   --
 Highest 0.50% ...............................................     (14.55)%         --           --          --   --

EQ/Capital Guardian Research (r)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   8.22      $ 10.97           --          --   --
1.15% Class B (d) ............................................   $   8.02      $ 10.78     $  11.13    $  10.63   --
1.35% Class B (d) ............................................   $   7.97      $ 10.72     $  11.09    $  10.61   --
1.55% Class B (e) ............................................   $   7.91      $ 10.66     $  11.05          --   --
1.60% Class B (d) ............................................   $   7.89      $ 10.65     $  11.04    $  10.60   --
1.70% Class B (l) ............................................   $   7.86      $ 10.62           --          --   --
Net Assets (000's) ...........................................   $ 61,160      $ 8,134     $  5,016    $  1,115   --
Investment Income Ratio Class B** ............................       0.50%        0.24%        1.01%       0.29%  --
Number of units outstanding, end of period (000's) ...........      7,687          761          453         105   --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................     (25.99)%      (0.52)%       4.15%       5.95%  --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................     (25.07)%       0.28%        4.70%       6.28%  --

EQ/Capital Guardian U.S. Equity (p)
-----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   7.89      $ 10.39           --          --   --
1.15% Class B (d) ............................................   $   7.70      $ 10.21     $  10.54    $  10.29   --
1.35% Class B (d) ............................................   $   7.65      $ 10.15     $  10.50    $  10.28   --
1.55% Class B (e) ............................................   $   7.59      $ 10.10     $  10.47          --   --
1.60% Class B (d) ............................................   $   7.57      $ 10.09     $  10.46    $  10.26   --
1.70% Class B (l) ............................................   $   7.55      $ 10.06           --          --   --
Net Assets (000's) ...........................................   $ 21,951      $11,661     $  6,313    $  1,695   --
Investment Income Ratio Class B** ............................       0.51%        0.36%        1.89%       0.97%  --
Number of units outstanding, end of period (000's) ...........      2,882        1,152          602         165   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002           2001          2000         1999         1998
                                                             -------------- ------------- ------------- ----------- -------------
EQ/Capital Guardian U.S. Equity (p) (Concluded)
-----------------------------------------------
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................      (24.96)%       (1.08)%        1.95%        2.62%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................      (24.06)%        0.29%         2.43%        2.93%          --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    5.94      $   6.34            --           --           --
1.15% Class B ..............................................   $    5.73      $   6.16      $   6.57      $ 11.09     $   5.73
1.35% Class B (b) ..........................................   $    5.67      $   6.11      $   6.53      $ 11.04     $   5.72
1.55% Class B (e) ..........................................   $    5.61      $   6.06      $   6.49           --           --
1.60% Class B (d) ..........................................   $    5.59      $   6.04      $   6.47      $ 10.97           --
1.70% Class B (l) ..........................................   $    5.56      $   6.02            --           --           --
Net Assets (000's) .........................................   $  28,360      $ 26,903      $ 27,574      $24,187     $  4,261
Investment Income Ratio Class B** ..........................          --            --          8.29%        1.84%        0.48%
Number of units outstanding, end of period (000's) .........       5,016         4,414         4,227        2,188          744
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................       (7.65)%       (6.50)%      (41.02)%      92.62%      (28.01)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................       (6.31)%       (4.62)%      (40.76)%      93.54%      (27.92)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   20.16      $  26.11            --           --           --
1.15% Class B ..............................................   $   19.03      $  24.80      $  28.57      $ 32.04     $  26.99
1.35% Class B (b) ..........................................   $   18.69      $  24.41      $  28.18      $ 31.67     $  26.73
1.55% Class B (e) ..........................................   $   18.36      $  24.03      $  27.79           --           --
1.60% Class B (h) ..........................................   $   18.28      $  23.93      $  27.69           --           --
1.70% Class B (l) ..........................................   $   18.11      $  23.74            --           --           --
Net Assets (000's) .........................................   $ 136,951      $185,741      $205,209      $   859     $    431
Investment Income Ratio Class B** ..........................        0.91%         0.83%         1.93%        1.11%        0.92%
Number of units outstanding, end of period (000's) .........       7,353         7,629         7,284           27           16
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.35%, 1.35% ..................      (23.72)%       (3.86)%      (11.24)%      18.48%       26.03%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (22.79)%      (10.08)%      (10.83)%      18.71%       26.24%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    5.99      $   7.92            --           --           --
1.15% Class B (c) ..........................................   $    5.83      $   7.76      $   9.47      $ 10.84           --
1.35% Class B (c) ..........................................   $    5.79      $   7.72      $   9.43      $ 10.82           --
1.55% Class B (e) ..........................................   $    5.74      $   7.67      $   9.39           --           --
1.60% Class B (d) ..........................................   $    5.73      $   7.66      $   9.38      $ 10.80           --
1.70% Class B (l) ..........................................   $    5.70      $   7.64            --           --           --
Net Assets (000's) .........................................   $   4,799      $  4,131      $  2,631      $ 2,067           --
Investment Income Ratio Class B** ..........................          --          0.01%         0.28%        0.57%          --
Number of units outstanding, end of period (000's) .........         834           537           279          191           --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................      (25.40)%       (3.10)%      (13.15)%       7.97%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................      (24.37)%      (14.95)%      (12.64)%       8.46%          --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    7.01      $   8.64            --           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002           2001          2000         1999         1998
                                                             -------------- ------------- ------------- ----------- -------------
EQ/FI Mid Cap (Concluded)
-------------------------
1.15% Class B (g) ............................................   $   6.90      $    8.56  $   10.00          --             --
1.35% Class B (g) ............................................   $   6.87      $    8.54  $   10.00          --             --
1.55% Class B (g) ............................................   $   6.84      $    8.52  $    9.99          --             --
1.60% Class B (g) ............................................   $   6.83      $    8.51  $    9.99          --             --
1.70% Class B (l) ............................................   $   6.81      $    8.50         --          --             --
Net Assets (000's) ...........................................   $ 43,450      $  28,214  $   3,088          --             --
Investment Income Ratio Class B** ............................       0.02%          0.19%      0.45%         --             --
Number of units outstanding, end of period (000's) ...........      6,335          3,310        309          --             --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ..................................     (19.89)%        (3.69)     (0.10)%        --             --
 Highest 0.50%, 0.50%, 1.15% .................................     (18.87)%       (10.50)      0.05%         --             --

EQ/FI Small/Mid Cap
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.89      $   11.66          --          --             --
1.15% Class B ................................................   $   9.53      $   11.31   $   11.00     $ 10.58      $   10.52
1.35% Class B (b) ............................................   $   9.42      $   11.20   $   10.92     $ 10.53      $   10.48
1.55% Class B (e) ............................................   $   9.32      $   11.09   $   10.84          --             --
1.60% Class B (d) ............................................   $   9.29      $   11.07   $   10.82     $ 10.45             --
1.70% Class B (l) ............................................   $   9.24      $   11.02          --          --             --
Net Assets (000's) ...........................................   $122,134      $  93,606   $  32,832     $34,323      $  37,261
Investment Income Ratio Class B** ............................       0.57%          0.80%       0.95%       0.18%          0.51%
Number of units outstanding, end of period (000's) ...........     12,999          8,376       2,995       3,249          3,544
Total Return
 Lowest 1.70%, 1.70%, 1.55%, 1.60%, 1.35% ....................     (16.15)%        (2.28)%      3.52%       0.17%        (11.22)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (15.18)%         6.89%       3.97%       0.57%        (11.00)%

EQ/High Yield
-------------
Unit Value 1.15%*
1.15% Class A ................................................   $  23.85      $   24.80   $   24.85     $ 27.52      $   28.81
Net Assets (000's) ...........................................   $  2,218      $   2,579   $   1,764     $ 2,724      $   4,984
Investment Income Ratio Class A & B** ........................       8.92%         10.45%      10.90%      11.84%         11.91%
Number of units outstanding, end of period (000's) ...........         93            104          71          99            173
Total Return
 1.15% .......................................................      (3.84)%        (0.20)%     (9.70)%     (4.48)%        (6.25)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  26.08      $   27.00          --          --             --
1.15% Class B ................................................   $  23.48      $   24.47   $   24.59     $ 27.30      $   28.65
1.35% Class B (b) ............................................   $  22.73      $   23.74   $   23.90     $ 26.59      $   27.96
1.55% Class B (e) ............................................   $  22.00      $   23.03   $   23.23          --             --
1.60% Class B (d) ............................................   $  21.83      $   22.86   $   23.07     $ 25.73             --
1.70% Class B (l) ............................................   $  21.48      $   22.51          --          --             --
Net Assets (000's) ...........................................   $ 77,749      $  81,118   $  66,616     $70,870      $  63,967
Investment Income Ratio Class A & B** ........................       8.92%         10.45%      10.90%      11.84%         11.91%
Number of units outstanding, end of period (000's) ...........      3,455          3,435       2,776       2,638          2,252
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (4.58)%        (1.24)%    (10.34)%     (5.13)%        (6.66)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (3.41)%        (0.04)%     (9.93)%     (4.71)%        (6.46)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2002          2001          2000         1999        1998
                                                             ------------- ------------- ------------- ----------- -----------
EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   7.53      $   9.21            --           --          --
1.15% Class B (a) ..........................................   $   7.28      $   8.98      $  12.18      $ 14.96    $  11.87
1.35% Class B (b) ..........................................   $   7.21      $   8.90      $  12.11      $ 14.90    $  11.85
1.55% Class B (e) ..........................................   $   7.14      $   8.83      $  12.04           --          --
1.60% Class B (d) ..........................................   $   7.12      $   8.81      $  12.02      $ 14.82          --
1.70% Class B (l) ..........................................   $   7.08      $   8.78            --           --          --
Net Assets (000's) .........................................   $ 13,210      $ 15,663      $ 18,135      $15,790    $  5,349
Investment Income Ratio Class B** ..........................       0.94%         0.30%         0.90%        2.28%       2.72%
Number of units outstanding, end of period (000's) .........      1,840         1,763         1,498        1,059         451
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (19.37)%       (8.56)%      (18.89)%      25.43%      18.47%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (18.24)%      (25.58)%      (18.58)%      26.03%      18.71%

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $  13.80            --            --           --          --
1.15% Class B (n) ..........................................   $  13.35            --            --           --          --
1.35% Class B (n) ..........................................   $  13.22            --            --           --          --
1.55% Class B (n) ..........................................   $  13.09            --            --           --          --
1.60% Class B (n) ..........................................   $  13.05            --            --           --          --
1.70% Class B (n) ..........................................   $  12.99            --            --           --          --
Net Assets (000's) .........................................   $ 45,666            --            --           --          --
Investment Income Ratio Class B** ..........................       9.56%           --            --           --          --
Number of units outstanding, end of period (000's) .........      3,470            --            --           --          --
Total Return
 Lowest 1.70% ..............................................       6.30%           --            --           --          --
 Highest 0.50% .............................................       7.56%           --            --           --          --

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   4.47      $   6.45            --           --          --
1.15% Class B (g) ..........................................   $   4.41      $   6.40      $   8.40           --          --
1.35% Class B (g) ..........................................   $   4.39      $   6.38      $   8.39           --          --
1.55% Class B (g) ..........................................   $   4.36      $   6.36      $   8.39           --          --
1.60% Class B (g) ..........................................   $   4.36      $   6.36      $   8.39           --          --
1.70% Class B (l) ..........................................   $   4.35      $   6.35            --           --          --
Net Assets (000's) .........................................   $ 20,463      $ 23,722      $  6,822           --          --
Investment Income Ratio Class B** ..........................         --          0.01%         0.29%          --          --
Number of units outstanding, end of period (000's) .........      4,684         3,726           813           --          --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ................................     (31.50)%       (5.45)%      (16.13)%         --          --
 Highest 0.50%, 0.50%, 1.15% ...............................     (30.70)%      (20.01)%      (16.00)%         --          --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $  11.08            --            --           --          --
1.15% Class B (n) ..........................................   $  10.73            --            --           --          --
1.35% Class B (n) ..........................................   $  10.62            --            --           --          --
1.55% Class B (n) ..........................................   $  10.51            --            --           --          --
1.60% Class B (n) ..........................................   $  10.49            --            --           --          --
1.70% Class B (n) ..........................................   $  10.43            --            --           --          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000         1999         1998
                                                               ------------- ------------- ------------- ------------ -----------
EQ/Lazard Small Cap Value (Concluded)
-------------------------------------
Net Assets (000's) ...........................................   $ 19,297            --            --            --          --
Investment Income Ratio Class B** ............................       0.98%           --            --            --          --
Number of units outstanding, end of period (000's) ...........      1,821            --            --            --          --
Total Return
 Lowest 1.70% ................................................     (15.00)%          --            --            --          --
 Highest 0.50% ...............................................     (14.04)%          --            --            --          --

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.70%*
0.50% Class B (m) ............................................   $  10.01      $  11.37            --            --          --
1.15% Class B (m) ............................................   $   9.92      $  11.35            --            --          --
1.35% Class B (m) ............................................   $   9.89      $  11.34            --            --          --
1.55% Class B (m) ............................................   $   9.87      $  11.33            --            --          --
1.60% Class B (m) ............................................   $   9.86      $  11.33            --            --          --
1.70% Class B (m) ............................................   $   9.85      $  11.33            --            --          --
Net Assets (000's) ...........................................   $ 22,327      $  1,134            --            --          --
Investment Income Ratio Class B** ............................       0.07%           --            --            --          --
Number of units outstanding, end of period (000's) ...........      2,259           100            --            --          --
Total Return
 Lowest 1.70%, 1.70% .........................................     (13.06)%       12.98%           --            --          --
 Highest 0.50%, 0.50% ........................................     (11.96)%       13.37%           --            --          --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  14.84      $  17.90            --            --          --
1.15% Class B ................................................   $  14.30      $  17.36      $  16.64      $  15.06     $ 12.81
1.35% Class B (b) ............................................   $  14.14      $  17.20      $  16.52      $  14.98     $ 12.76
1.55% Class B (e) ............................................   $  13.98      $  17.04      $  16.40            --          --
1.60% Class B (d) ............................................   $  13.94      $  17.00      $  16.37      $  14.88          --
1.70% Class B (l) ............................................   $  13.86      $  16.92            --            --          --
Net Assets (000's) ...........................................   $143,976      $154,914      $ 98,545      $ 73,439     $40,122
Investment Income Ratio Class B** ............................       1.11%         3.75%         5.49%         7.79%       6.64%
Number of units outstanding, end of period (000's) ...........     10,203         9,018         5,957         4,892       3,136
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (18.08)%        1.74%        10.01%        17.04%      10.08%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (17.09)%        6.06%        10.49%        17.56%      10.34%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.77      $  14.96            --            --          --
1.15% Class B ................................................   $   9.42      $  14.51      $  22.25      $  27.74     $ 16.16
1.35% Class B (b) ............................................   $   9.31      $  14.37      $  22.09      $  27.59     $ 16.10
1.55% Class B (e) ............................................   $   9.20      $  14.23      $  21.92            --          --
1.60% Class B (d) ............................................   $   9.18      $  14.20      $  21.88      $  27.40          --
1.70% Class B (l) ............................................   $   9.12      $  14.13            --            --          --
Net Assets (000's) ...........................................   $107,073      $209,039      $334,370      $274,327     $73,589
Investment Income Ratio Class B** ............................         --          0.02%         2.00%         2.88%         --
Number of units outstanding, end of period (000's) ...........     11,520        14,562        15,137         9,927       4,561
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (35.46)%       (4.17)%      (20.15)%       70.90%      32.70%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (34.70)%      (31.09)%      (19.79)%       71.66%      33.00%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2002          2001         2000         1999         1998
                                                             ------------- ------------- ------------ ------------ -----------
EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   7.02      $   8.94           --            --          --
1.15% Class B (c) ..........................................   $   6.84      $   8.76     $  10.55      $  10.75          --
1.35% Class B (c) ..........................................   $   6.79      $   8.71     $  10.51      $  10.72          --
1.55% Class B (e) ..........................................   $   6.73      $   8.66     $  10.47            --          --
1.60% Class B (d) ..........................................   $   6.72      $   8.64     $  10.45      $  10.70          --
1.70% Class B (l) ..........................................   $   6.69      $   8.62           --            --          --
Net Assets (000's) .........................................   $ 13,976      $ 18,760     $ 18,320      $  7,783          --
Investment Income Ratio Class B** ..........................       0.52%         0.42%        0.45%         0.72%         --
Number of units outstanding, end of period (000's) .........      2,068         2,161        1,746           726          --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................     (22.39)%       (3.66)%      (2.34)%        6.98%         --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................     (21.48)%      (14.02)%      (1.86)%        7.74%         --

EQ/Money Market
---------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  30.22      $  30.12     $  29.34      $  27.94    $  26.92
Net Assets (000's) .........................................   $ 26,080      $ 28,734     $ 23,971      $ 33,556    $ 22,586
Investment Income Ratio Class A & B** ......................       1.15%         3.96%        5.16%         4.65%       4.77%
Number of units outstanding, end of period (000's) .........        863           954          817         1,201         839
Total Return
1.15% ......................................................       0.33%         2.66%        5.01%         3.79%       4.14%

EQ/Money Market
---------------
Unit Value 0.00% to 1.70%*
0.00% Class B ..............................................   $  38.24      $  37.77     $  36.47      $  34.41    $  32.86
0.50% Class B (i) ..........................................   $  34.34      $  34.09           --            --          --
1.15% Class B ..............................................   $  29.84      $  29.82     $  29.13      $  27.80    $  26.85
1.35% Class B (b) ..........................................   $  28.57      $  28.61     $  28.00      $  26.78    $  25.92
1.55% Class B (e) ..........................................   $  27.35      $  27.44     $  26.91            --          --
1.60% Class B (d) ..........................................   $  27.06      $  27.16     $  26.65      $  25.55          --
1.70% Class B (l) ..........................................   $  26.47      $  26.60           --            --          --
Net Assets (000's) .........................................   $238,649      $269,409     $146,877      $146,629    $139,362
Investment Income Ratio Class A & B** ......................       1.15%         3.96%        5.16%         4.65%       4.77%
Number of units outstanding, end of period (000's) .........      8,542         9,646        5,287         5,343       4,790
 Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (0.48)%        0.21%        4.31%         3.05%       3.66%
 Highest 0.00% 0.00%, 0.00%, 0.00%, 0.00% ..................       1.24%         3.56%        5.99%         4.72%       5.08%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  10.13      $  12.57           --            --          --
1.15% Class B ..............................................   $   9.76      $  12.19     $  13.24      $  12.54     $ 12.86
1.35% Class B (b) ..........................................   $   9.64      $  12.08     $  13.14      $  12.47     $ 12.82
1.55% Class B (e) ..........................................   $   9.53      $  11.97     $  13.04            --          --
1.60% Class B (d) ..........................................   $   9.51      $  11.94     $  13.02      $  12.39          --
1.70% Class B (l) ..........................................   $   9.45      $  11.88           --            --          --
Net Assets (000's) .........................................   $ 37,988      $ 50,494     $ 51,930      $ 53,363    $ 41,297
Investment Income Ratio Class B** ..........................       1.31%         0.93%        0.96%         7.95%       2.34%
Number of units outstanding, end of period (000's) .........      3,936         4,173         3,941         4,267       3,214


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002           2001         2000          1999         1998
                                                             -------------- ------------- ------------ ------------- -----------
EQ/Putnam Growth & Income Value (Concluded)
-------------------------------------------
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (20.46)%       (4.52)%       5.08%        (2.94)%      11.30%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (19.41)%       (5.97)%       5.58%        (2.49)%      11.54%

EQ/Putnam International Equity (o)
----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   11.70            --           --            --           --
1.15% Class B (n) ..........................................   $   11.27            --           --            --           --
1.35% Class B (n) ..........................................   $   11.14            --           --            --           --
1.55% Class B (n) ..........................................   $   11.02            --           --            --           --
1.60% Class B (n) ..........................................   $   10.98            --           --            --           --
1.70% Class B (n) ..........................................   $   10.92            --           --            --           --
Net Assets (000's) .........................................   $  42,071            --           --            --           --
Investment Income Ratio Class B** ..........................        0.97%           --           --            --           --
Number of units outstanding, end of period (000's) .........       3,783            --           --            --           --
Total Return
 Lowest 1.70% ..............................................      (16.83)%          --           --            --           --
 Highest 0.50% .............................................      (15.83)%          --           --            --           --

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $    9.84            --           --            --           --
1.15% Class B (n) ..........................................   $    9.48            --           --            --           --
1.35% Class B (n) ..........................................   $    9.38            --           --            --           --
1.55% Class B (n) ..........................................   $    9.27            --           --            --           --
1.60% Class B (n) ..........................................   $    9.24            --           --            --           --
1.70% Class B (n) ..........................................   $    9.19            --           --            --           --
Net Assets (000's) .........................................   $     489            --           --            --           --
Investment Income Ratio Class B** ..........................        0.28%           --           --            --           --
Number of units outstanding, end of period (000's) .........          52            --           --            --           --
Total Return
 Lowest 1.70% ..............................................      (26.66)%          --           --            --           --
 Highest 0.50% .............................................      (25.85)%          --           --            --           --

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    8.97      $  11.40           --            --           --
1.15% Class B (a) ..........................................   $    8.68      $  11.10      $ 11.01      $  11.52      $  9.66
1.35% Class B (b) ..........................................   $    8.59      $  11.01      $ 10.94      $  11.48      $  9.64
1.55% Class B (e) ..........................................   $    8.50      $  10.92      $ 10.87            --           --
1.60% Class B (d) ..........................................   $    8.48      $  10.90      $ 10.86      $  11.42           --
1.70% Class B (l) ..........................................   $    8.44      $  10.86           --            --           --
Net Assets (000's) .........................................   $  17,685      $ 20,008      $16,535      $ 12,790      $ 5,095
Investment Income Ratio Class B** ..........................        0.55%         0.62%        7.39%         7.54%        4.22%
Number of units outstanding, end of period (000's) .........       2,065         1,820        1,511         1,113          528
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (22.29)%        1.92%       (4.94)%       18.80%       (3.63)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (21.32)%        6.23%       (4.43)%       19.25%       (3.43)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

(a) Units were made available for sale on January 1, 1998.
(b) Units were made available for sale on May 1, 1998.
(c) Units were made available for sale on January 4, 1999.
(d) Units were made available for sale on May 1, 1999.
(e) Units were made available for sale on March 1, 2000.
(f) Units were made available for sale on May 2, 2000.
(g) Units were made available for sale on September 5, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000.
(i) Units were made available for sale on January 2, 2001.
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(k) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001 (See Note 5).
(l) Units were made available for sale on August 13, 2001.
(m) Units were made available for sale on September 4, 2001.
(n) Units were made available on January 14, 2002.
(o) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).
(p) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(q) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance
    Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(r) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian
    Research Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance
    International Portfolio occurred on November 22, 2002 (See Note 5).
(t) A substitution of EQ/Alliance Growth Investors Portfolios for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.


** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.........................................  A-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2002..............................................................  A-3
   Statements of Operations for the Year Ended December
    31, 2002..............................................................  A-10
   Statements of Changes in Net Assets for the Years Ended December 31,
    2002 and 2001.........................................................  A-17
   Notes to Financial Statements..........................................  A-27


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.........................................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002
    and 2001..............................................................  F-2
Consolidated Statements of Earnings, Years Ended December 31, 2002, 2001
    and 2000..............................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
    Income, Years Ended December 31, 2002, 2001 and 2000..................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2002,
    2001 and 2000.........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                         AXA Premier VIP
                                                     AXA Premier VIP   AXA Premier VIP    International
                                                        Core Bond        Health Care         Equity
                                                    ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 204,778,397     $ 25,262,307      $ 25,095,403
Receivable for The Trusts shares sold .............              --               --                --
Receivable for policy-related transactions ........       1,400,136          312,191           184,584
                                                      -------------     ------------      ------------
  Total assets ....................................     206,178,533       25,574,498        25,279,987
                                                      -------------     ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........       1,402,188          310,139           184,584
Payable for policy-related transactions ...........              --               --                --
                                                      -------------     ------------      ------------
  Total liabilities ...............................       1,402,188          310,139           184,584
                                                      -------------     ------------      ------------
Net Assets ........................................   $ 204,776,345     $ 25,264,359      $ 25,095,403
                                                      =============     ============      ============
Net Assets:
Accumulation Units ................................   $ 204,776,333     $ 25,214,891      $ 25,053,543
Retained by Equitable Life in Separate Account
 No. 49 ...........................................              12           49,468            41,860
                                                      -------------     ------------      ------------
Total net assets ..................................   $ 204,776,345     $ 25,264,359      $ 25,095,403
                                                      =============     ============      ============
Investments in shares of The Trusts, at cost ......   $ 203,072,273     $ 26,040,176      $ 26,251,140
The Trusts shares held, Class B ...................      19,753,807        3,155,553         3,171,334

Units outstanding (000's):
Class B 0.00% .....................................              --               --                --
Class B 0.50% .....................................              --               --                --
Class B 0.95% .....................................              --               --                --
Class B 1.20% .....................................           4,285              929               923
Class B 1.35% .....................................           1,217              235               118
Class B 1.40% .....................................           7,979            1,289             1,360
Class B 1.55% .....................................           1,595              264               108
Class B 1.60% .....................................           3,282              398               553
Class B 1.70% .....................................             628               57               135
Class B 1.80% .....................................             202               20                 8
Class B 1.90% .....................................              13                3                 7

Unit value:
Class B 0.00% .....................................   $          --     $         --      $         --
Class B 0.50% .....................................   $       10.76     $       7.97      $       7.87
Class B 0.95% .....................................   $       10.71     $       7.93      $       7.84
Class B 1.20% .....................................   $       10.69     $       7.91      $       7.82
Class B 1.35% .....................................   $       10.67     $       7.90      $       7.81
Class B 1.40% .....................................   $       10.67     $       7.89      $       7.80
Class B 1.55% .....................................   $       10.65     $       7.88      $       7.79
Class B 1.60% .....................................   $       10.64     $       7.88      $       7.79
Class B 1.70% .....................................   $       10.63     $       7.87      $       7.78
Class B 1.80% .....................................   $       10.62     $       7.86      $       7.77
Class B 1.90% .....................................   $       10.61     $       7.85      $       7.76



                                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                                       Core Equity          Growth            Value           Cap Growth
                                                    ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 28,229,869      $ 49,262,811      $ 55,169,493      $ 51,606,016
Receivable for The Trusts shares sold .............             --                --                --                --
Receivable for policy-related transactions ........         81,602           263,901           219,420           267,511
                                                      ------------      ------------      ------------      ------------
  Total assets ....................................     28,311,471        49,526,712        55,388,913        51,873,527
                                                      ------------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........         81,602           263,901           219,421           267,511
Payable for policy-related transactions ...........             --                --                --                --
                                                      ------------      ------------      ------------      ------------
  Total liabilities ...............................         81,602           263,901           219,421           267,511
                                                      ------------      ------------      ------------      ------------
Net Assets ........................................   $ 28,229,869      $ 49,262,811      $ 55,169,492      $ 51,606,016
                                                      ============      ============      ============      ============
Net Assets:
Accumulation Units ................................   $ 28,180,915      $ 49,221,943      $ 55,122,395      $ 51,567,916
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         48,954            40,868            47,097            38,100
                                                      ------------      ------------      ------------      ------------
Total net assets ..................................   $ 28,229,869      $ 49,262,811      $ 55,169,492      $ 51,606,016
                                                      ============      ============      ============      ============
Investments in shares of The Trusts, at cost ......   $ 29,657,921      $ 52,632,421      $ 58,614,247      $ 55,002,621
The Trusts shares held, Class B ...................      3,652,094         7,161,212         6,913,673         8,212,165

Units outstanding (000's):
Class B 0.00% .....................................             --                --                --                --
Class B 0.50% .....................................             --                --                --                --
Class B 0.95% .....................................             --                --                --                --
Class B 1.20% .....................................          1,004             2,130             1,722             2,602
Class B 1.35% .....................................            169               305               384               369
Class B 1.40% .....................................          1,529             2,593             2,676             3,087
Class B 1.55% .....................................            201               424               503               427
Class B 1.60% .....................................            635             1,299             1,272             1,488
Class B 1.70% .....................................            104               408               316               292
Class B 1.80% .....................................             30                60                71                23
Class B 1.90% .....................................             17                39                30                34

Unit value:
Class B 0.00% .....................................   $         --      $         --      $         --      $         --
Class B 0.50% .....................................   $       7.71      $       6.84      $       7.98      $       6.25
Class B 0.95% .....................................   $       7.67      $       6.81      $       7.94      $       6.22
Class B 1.20% .....................................   $       7.65      $       6.80      $       7.92      $       6.21
Class B 1.35% .....................................   $       7.64      $       6.79      $       7.91      $       6.20
Class B 1.40% .....................................   $       7.64      $       6.78      $       7.90      $       6.20
Class B 1.55% .....................................   $       7.63      $       6.77      $       7.89      $       6.19
Class B 1.60% .....................................   $       7.62      $       6.77      $       7.89      $       6.18
Class B 1.70% .....................................   $       7.61      $       6.76      $       7.88      $       6.18
Class B 1.80% .....................................   $       7.61      $       6.76      $       7.87      $       6.17
Class B 1.90% .....................................   $       7.60      $       6.75      $       7.86      $       6.16

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       AXA Premier VIP     AXA Premier VIP
                                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                    --------------------- ----------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value      $ 48,209,282        $ 13,098,105        $  60,826,982
Receivable for The Trusts shares sold .............               --                  --                   --
Receivable for policy-related transactions ........          288,805              58,214               56,500
                                                        ------------        ------------        -------------
  Total assets ....................................       48,498,087          13,156,319           60,883,482
                                                        ------------        ------------        -------------
Liabilities:
Payable for The Trusts shares purchased ...........          288,805              58,214               56,452
Payable for policy-related transactions ...........               --                  --                   --
                                                        ------------        ------------        -------------
  Total liabilities ...............................          288,805              58,214               56,452
                                                        ------------        ------------        -------------
Net Assets ........................................     $ 48,209,282        $ 13,098,105        $  60,827,030
                                                        ============        ============        =============
Net Assets:
Accumulation Units ................................     $ 48,169,473        $ 13,071,981        $  60,792,931
Retained by Equitable Life in Separate Account
 No. 49 ...........................................           39,809              26,124               34,099
                                                        ------------        ------------        -------------
Total net assets ..................................     $ 48,209,282        $ 13,098,105        $  60,827,030
                                                        ============        ============        =============
Investments in shares of The Trusts, at cost ......     $ 50,597,420        $ 14,067,750        $ 111,874,476
The Trusts shares held, Class B ...................        6,453,649           2,281,745            3,763,918

Units outstanding (000's):
Class B 0.00% .....................................               --                  --                   --
Class B 0.50% .....................................               --                  --                   --
Class B 0.95% .....................................               --                  --                    1
Class B 1.20% .....................................            1,889                 306                  161
Class B 1.35% .....................................              388                 264                  899
Class B 1.40% .....................................            2,371               1,127                   66
Class B 1.55% .....................................              364                 386                  241
Class B 1.60% .....................................            1,262                 205                  338
Class B 1.70% .....................................              206                  14                    4
Class B 1.80% .....................................               35                   5                    1
Class B 1.90% .....................................               25                   4                   --

Unit value:
Class B 0.00% .....................................     $         --        $         --        $          --
Class B 0.50% .....................................     $       7.43        $       5.71        $       41.54
Class B 0.95% .....................................     $       7.40        $       5.69        $       38.47
Class B 1.20% .....................................     $       7.38        $       5.67        $       36.85
Class B 1.35% .....................................     $       7.37        $       5.66        $       35.92
Class B 1.40% .....................................     $       7.37        $       5.66        $       35.61
Class B 1.55% .....................................     $       7.35        $       5.65        $       34.70
Class B 1.60% .....................................     $       7.35        $       5.65        $       34.41
Class B 1.70% .....................................     $       7.34        $       5.64        $       33.82
Class B 1.80% .....................................     $       7.34        $       5.64        $       33.24
Class B 1.90% .....................................     $       7.33        $       5.63        $       32.67


                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                       EQ/Alliance        EQ/Alliance         Government       EQ/Alliance
                                                       Common Stock    Growth and Income      Securities      International
                                                    ----------------- ------------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 453,120,735      $ 104,263,675      $ 183,514,797     $ 29,137,822
Receivable for The Trusts shares sold .............              --                 --                 --               --
Receivable for policy-related transactions ........         505,794            940,755            504,164          164,848
                                                      -------------      -------------      -------------     ------------
  Total assets ....................................     453,626,529        105,204,430        184,018,961       29,302,670
                                                      -------------      -------------      -------------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........         505,775            940,017            504,164          164,849
Payable for policy-related transactions ...........              --                 --                 --               --
                                                      -------------      -------------      -------------     ------------
  Total liabilities ...............................         505,775            940,017            504,164          164,849
                                                      -------------      -------------      -------------     ------------
Net Assets ........................................   $ 453,120,754      $ 104,264,413      $ 183,514,797     $ 29,137,821
                                                      =============      =============      =============     ============
Net Assets:
Accumulation Units ................................   $ 453,046,093      $ 104,246,651      $ 183,405,555     $ 29,069,426
Retained by Equitable Life in Separate Account
 No. 49 ...........................................          74,661             17,762            109,242           68,395
                                                      -------------      -------------      -------------     ------------
Total net assets ..................................   $ 453,120,754      $ 104,264,413      $ 183,514,797     $ 29,137,821
                                                      =============      =============      =============     ============
Investments in shares of The Trusts, at cost ......   $ 911,840,831      $ 111,602,089      $ 186,901,340     $ 29,599,720
The Trusts shares held, Class B ...................      43,567,091          8,150,037         17,922,926        4,084,903

Units outstanding (000's):
Class B 0.00% .....................................              --                 --                 --               --
Class B 0.50% .....................................              --                 --                 --               --
Class B 0.95% .....................................               2                  1                 10               --
Class B 1.20% .....................................             222              1,615              1,850            1,285
Class B 1.35% .....................................           1,770                383              1,739              208
Class B 1.40% .....................................             112              1,786              2,463            1,026
Class B 1.55% .....................................             521                298              1,226              135
Class B 1.60% .....................................             581              1,002              2,501              604
Class B 1.70% .....................................               9                133                259              142
Class B 1.80% .....................................               6                 52                 11                6
Class B 1.90% .....................................               3                 10                  2               --

Unit value:
Class B 0.00% .....................................   $          --      $          --      $          --     $         --
Class B 0.50% .....................................   $      180.32      $       21.46      $       20.36     $       9.14
Class B 0.95% .....................................   $      159.61      $       20.58      $       19.30     $       8.82
Class B 1.20% .....................................   $      149.11      $       20.11      $       18.73     $       8.65
Class B 1.35% .....................................   $      143.14      $       19.83      $       18.40     $       8.55
Class B 1.40% .....................................   $      141.20      $       19.73      $       18.29     $       8.52
Class B 1.55% .....................................   $      135.53      $       19.46      $       17.97     $       8.42
Class B 1.60% .....................................   $      133.70      $       19.37      $       17.86     $       8.38
Class B 1.70% .....................................   $      130.09      $       19.19      $       17.65     $       8.32
Class B 1.80% .....................................   $      126.58      $       19.01      $       17.44     $       8.25
Class B 1.90% .....................................   $      123.15      $       18.83      $       17.23     $       8.19

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       EQ/Alliance      EQ/Alliance       EQ/Alliance
                                                     Premier Growth    Quality Bond    Small Cap Growth
                                                    ---------------- ---------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value   $ 233,030,858     $ 89,706,936     $ 161,096,928
Receivable for The Trusts shares sold .............             --               --                --
Receivable for policy-related transactions ........        288,418          875,815           750,294
                                                     -------------     ------------     -------------
  Total assets ....................................    233,319,276       90,582,751       161,847,222
                                                     -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........        288,295          874,931           749,446
Payable for policy-related transactions ...........             --               --                --
                                                     -------------     ------------     -------------
  Total liabilities ...............................        288,295          874,931           749,446
                                                     -------------     ------------     -------------
Net Assets ........................................  $ 233,030,981     $ 89,707,820     $ 161,097,776
                                                     =============     ============     =============
Net Assets:
Accumulation Units ................................  $ 232,038,890     $ 89,679,399     $ 160,910,424
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        992,091           28,421           187,352
                                                     -------------     ------------     -------------
Total net assets ..................................  $ 233,030,981     $ 89,707,820     $ 161,097,776
                                                     =============     ============     =============
Investments in shares of The Trusts, at cost ......  $ 419,506,433     $ 90,043,308     $ 242,362,132
The Trusts shares held, Class B ...................     46,292,865        8,862,968        18,107,621

Units outstanding (000's):
Class B 0.00% .....................................             --               --                --
Class B 0.50% .....................................             --               --                --
Class B 0.95% .....................................             89               --                32
Class B 1.20% .....................................          2,292            1,432             1,279
Class B 1.35% .....................................         12,339              552             6,943
Class B 1.40% .....................................          2,607            2,167             1,577
Class B 1.55% .....................................         13,521              474             3,037
Class B 1.60% .....................................         16,550            1,064             3,377
Class B 1.70% .....................................            341              198               121
Class B 1.80% .....................................            390               15                60
Class B 1.90% .....................................            108               28                31

Unit value:
Class B 0.00% .....................................  $          --     $         --     $          --
Class B 0.50% .....................................  $        4.99     $      16.46     $       10.32
Class B 0.95% .....................................  $        4.91     $      15.78     $       10.05
Class B 1.20% .....................................  $        4.86     $      15.42     $        9.91
Class B 1.35% .....................................  $        4.84     $      15.20     $        9.83
Class B 1.40% .....................................  $        4.83     $      15.13     $        9.80
Class B 1.55% .....................................  $        4.80     $      14.92     $        9.71
Class B 1.60% .....................................  $        4.79     $      14.85     $        9.69
Class B 1.70% .....................................  $        4.77     $      14.71     $        9.63
Class B 1.80% .....................................  $        4.76     $      14.58     $        9.57
Class B 1.90% .....................................  $        4.74     $      14.44     $        9.52


                                                       EQ/Alliance                         EQ/Bernstein          EQ/Calvert
                                                       Technology       EQ/Balanced     Diversified Value   Socially Responsible
                                                    ---------------- ----------------- ------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value    $ 60,272,374     $ 137,283,795      $ 373,411,874         $ 4,606,672
Receivable for The Trusts shares sold .............             --                --                 --                  --
Receivable for policy-related transactions ........        455,856         1,950,399          1,756,235             115,122
                                                      ------------     -------------      -------------         -----------
  Total assets ....................................     60,728,230       139,234,194        375,168,109           4,721,794
                                                      ------------     -------------      -------------         -----------
Liabilities:
Payable for The Trusts shares purchased ...........        455,856         1,950,399          1,756,237             115,122
Payable for policy-related transactions ...........             --                --                 --                  --
                                                      ------------     -------------      -------------         -----------
  Total liabilities ...............................        455,856         1,950,399          1,756,237             115,122
                                                      ------------     -------------      -------------         -----------
Net Assets ........................................   $ 60,272,374     $ 137,283,795      $ 373,411,872         $ 4,606,672
                                                      ============     =============      =============         ===========
Net Assets:
Accumulation Units ................................   $ 60,201,179     $ 137,208,123      $ 373,343,264         $ 4,578,506
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         71,195            75,672             68,608              28,166
                                                      ------------     -------------      -------------         -----------
Total net assets ..................................   $ 60,272,374     $ 137,283,795      $ 373,411,872         $ 4,606,672
                                                      ============     =============      =============         ===========
Investments in shares of The Trusts, at cost ......   $ 94,404,559     $ 142,714,840      $ 418,961,656         $ 4,904,485
The Trusts shares held, Class B ...................     20,184,906        11,011,970         37,237,105             783,475

Units outstanding (000's):
Class B 0.00% .....................................             --                --                 --                  --
Class B 0.50% .....................................             --                --                 --                  --
Class B 0.95% .....................................             63                --                 38                  --
Class B 1.20% .....................................            925             1,221              4,578                 182
Class B 1.35% .....................................          2,742               407             10,473                  89
Class B 1.40% .....................................          1,429             1,307              5,924                 208
Class B 1.55% .....................................          8,781               279              6,520                  79
Class B 1.60% .....................................          6,863               598              8,615                 128
Class B 1.70% .....................................             77                86                530                  42
Class B 1.80% .....................................            102                24                252                   3
Class B 1.90% .....................................             14                 7                 66                  --

Unit value:
Class B 0.00% .....................................   $         --     $          --      $          --         $        --
Class B 0.50% .....................................   $       2.95     $       40.59      $       10.58         $      6.48
Class B 0.95% .....................................   $       2.91     $       37.59      $       10.35         $      6.38
Class B 1.20% .....................................   $       2.89     $       36.01      $       10.22         $      6.33
Class B 1.35% .....................................   $       2.88     $       35.10      $       10.14         $      6.29
Class B 1.40% .....................................   $       2.88     $       34.80      $       10.11         $      6.28
Class B 1.55% .....................................   $       2.86     $       33.91      $       10.04         $      6.25
Class B 1.60% .....................................   $       2.86     $       33.62      $       10.01         $      6.24
Class B 1.70% .....................................   $       2.85     $       33.05      $        9.96         $      6.22
Class B 1.80% .....................................   $       2.84     $       32.48      $        9.91         $      6.20
Class B 1.90% .....................................   $       2.84     $       31.93      $        9.86         $      6.18

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                        International           Research            U.S. Equity
                                                    -------------------- --------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value     $ 115,173,689         $ 324,297,610         $ 189,510,590
Receivable for The Trusts shares sold .............               --                    --                    --
Receivable for policy-related transactions ........          414,264               379,383               591,083
                                                       -------------         -------------         -------------
  Total assets ....................................      115,587,953           324,676,993           190,101,673
                                                       -------------         -------------         -------------
Liabilities:
Payable for The Trusts shares purchased ...........          414,311               351,570               591,213
Payable for policy-related transactions ...........               --                    --                    --
                                                       -------------         -------------         -------------
  Total liabilities ...............................          414,311               351,570               591,213
                                                       -------------         -------------         -------------
Net Assets ........................................    $ 115,173,642         $ 324,325,423         $ 189,510,460
                                                       =============         =============         =============
Net Assets:
Accumulation Units ................................    $ 114,881,948         $ 324,026,453         $ 189,328,483
Retained by Equitable Life in Separate Account
 No. 49 ...........................................          291,694               298,970               181,977
                                                       -------------         -------------         -------------
Total net assets ..................................    $ 115,173,642         $ 324,325,423         $ 189,510,460
                                                       =============         =============         =============
Investments in shares of The Trusts, at cost ......    $ 138,233,570         $ 357,340,425         $ 226,377,358
The Trusts shares held, Class B ...................       15,674,866            39,468,952            24,388,134
Units outstanding (000's):
Class B 0.00% .....................................               --                    --                    --
Class B 0.50% .....................................               --                    --                    --
Class B 0.95% .....................................               35                    69                    25
Class B 1.20% .....................................            1,628                 2,252                 2,981
Class B 1.35% .....................................            3,093                18,971                 5,353
Class B 1.40% .....................................            1,957                 2,246                 3,232
Class B 1.55% .....................................            2,786                 7,543                 4,470
Class B 1.60% .....................................            5,973                 9,408                 8,308
Class B 1.70% .....................................              282                   200                   345
Class B 1.80% .....................................               41                    92                   114
Class B 1.90% .....................................               48                    37                    40
Unit value:
Class B 0.00% .....................................    $          --         $          --         $          --
Class B 0.50% .....................................    $        7.52         $        8.22         $        7.89
Class B 0.95% .....................................    $        7.40         $        8.08         $        7.76
Class B 1.20% .....................................    $        7.33         $        8.01         $        7.69
Class B 1.35% .....................................    $        7.29         $        7.97         $        7.65
Class B 1.40% .....................................    $        7.27         $        7.95         $        7.63
Class B 1.55% .....................................    $        7.23         $        7.91         $        7.59
Class B 1.60% .....................................    $        7.22         $        7.89         $        7.57
Class B 1.70% .....................................    $        7.19         $        7.86         $        7.55
Class B 1.80% .....................................    $        7.16         $        7.83         $        7.52
Class B 1.90% .....................................    $        7.14         $        7.80         $        7.49


                                                       EQ/Emerging       EQ/Equity       EQ/Evergreen
                                                     Markets Equity      500 Index           Omega        EQ/FI Mid Cap
                                                    ---------------- ----------------- ---------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 58,595,907     $ 562,116,297     $ 13,698,059     $ 129,387,781
Receivable for The Trusts shares sold .............             --                --               --                --
Receivable for policy-related transactions ........         79,641         2,237,329           94,633           558,661
                                                      ------------     -------------     ------------     -------------
  Total assets ....................................     58,675,548       564,353,626       13,792,692       129,946,442
                                                      ------------     -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........         79,641         2,237,660          103,765           549,772
Payable for policy-related transactions ...........             --                --               --                --
                                                      ------------     -------------     ------------     -------------
  Total liabilities ...............................         79,641         2,237,660          103,765           549,772
                                                      ------------     -------------     ------------     -------------
Net Assets ........................................   $ 58,595,907     $ 562,115,966     $ 13,688,927     $ 129,396,670
                                                      ============     =============     ============     =============
Net Assets:
Accumulation Units ................................   $ 58,530,285     $ 561,947,559     $ 13,051,780     $ 129,101,927
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         65,622           168,407          637,147           294,743
                                                      ------------     -------------     ------------     -------------
Total net assets ..................................   $ 58,595,907     $ 562,115,966     $ 13,688,927     $ 129,396,670
                                                      ============     =============     ============     =============
Investments in shares of The Trusts, at cost ......   $ 64,867,663     $ 773,114,616     $ 15,446,580     $ 146,118,760
The Trusts shares held, Class B ...................     11,090,068        33,382,121        2,256,926        18,310,374
Units outstanding (000's):
Class B 0.00% .....................................             --                --               --                --
Class B 0.50% .....................................             --                --               --                --
Class B 0.95% .....................................             12                10               --                29
Class B 1.20% .....................................            737             2,393              551             2,799
Class B 1.35% .....................................          3,992            11,356              243             2,717
Class B 1.40% .....................................          1,261             3,667              625             3,145
Class B 1.55% .....................................          1,464             5,021              378             5,392
Class B 1.60% .....................................          2,823             7,152              424             4,322
Class B 1.70% .....................................             69               399               32               285
Class B 1.80% .....................................             17               297                5               130
Class B 1.90% .....................................             --                29                4                25
Unit value:
Class B 0.00% .....................................   $         --     $          --     $         --     $          --
Class B 0.50% .....................................   $       5.94     $       20.16     $       5.99     $        7.01
Class B 0.95% .....................................   $       5.80     $       19.37     $       5.88     $        6.93
Class B 1.20% .....................................   $       5.72     $       18.94     $       5.82     $        6.89
Class B 1.35% .....................................   $       5.67     $       18.69     $       5.79     $        6.87
Class B 1.40% .....................................   $       5.66     $       18.61     $       5.77     $        6.86
Class B 1.55% .....................................   $       5.61     $       18.36     $       5.74     $        6.84
Class B 1.60% .....................................   $       5.59     $       18.28     $       5.73     $        6.83
Class B 1.70% .....................................   $       5.56     $       18.11     $       5.70     $        6.81
Class B 1.80% .....................................   $       5.53     $       17.95     $       5.68     $        6.80
Class B 1.90% .....................................   $       5.50     $       17.79     $       5.66     $        6.78

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/FI Small/Mid                    EQ/International
                                                        Cap Value      EQ/High Yield         Equity
                                                    ---------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value   $ 173,946,373     $ 228,695,298      $ 61,758,784
Receivable for The Trusts shares sold .............             --                --                --
Receivable for policy-related transactions ........        714,782         1,176,498           140,650
                                                     -------------     -------------      ------------
  Total assets ....................................    174,661,155       229,871,796        61,899,434
                                                     -------------     -------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........        697,658         1,176,504           205,281
Payable for policy-related transactions ...........             --                --                --
                                                     -------------     -------------      ------------
  Total liabilities ...............................        697,658         1,176,504           205,281
                                                     -------------     -------------      ------------
Net Assets ........................................  $ 173,963,497     $ 228,695,292      $ 61,694,153
                                                     =============     =============      ============
Net Assets:
Accumulation Units ................................  $ 173,781,328     $ 228,627,009      $ 61,432,601
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        182,169            68,283           261,552
                                                     -------------     -------------      ------------
Total net assets ..................................  $ 173,963,497     $ 228,695,292      $ 61,694,153
                                                     =============     =============      ============
Investments in shares of The Trusts, at cost ......  $ 194,393,858     $ 312,970,166      $ 80,860,755
The Trusts shares held, Class B ...................     17,669,344        47,709,638         8,700,862

Units outstanding (000's):
Class B 0.00% .....................................             --                --                --
Class B 0.50% .....................................             --                --                --
Class B 0.95% .....................................             14                12                11
Class B 1.20% .....................................          3,161               903               727
Class B 1.35% .....................................          3,169             3,827             3,021
Class B 1.40% .....................................          4,007             1,128               950
Class B 1.55% .....................................          4,067             1,906             1,136
Class B 1.60% .....................................          3,714             2,248             2,536
Class B 1.70% .....................................            237               125               145
Class B 1.80% .....................................            127                49                24
Class B 1.90% .....................................             40                 7                15

Unit value:
Class B 0.00% .....................................  $          --     $          --      $         --
Class B 0.50% .....................................  $        9.89     $       26.08      $       7.53
Class B 0.95% .....................................  $        9.64     $       24.25      $       7.36
Class B 1.20% .....................................  $        9.51     $       23.29      $       7.27
Class B 1.35% .....................................  $        9.42     $       22.73      $       7.21
Class B 1.40% .....................................  $        9.40     $       22.55      $       7.19
Class B 1.55% .....................................  $        9.32     $       22.00      $       7.14
Class B 1.60% .....................................  $        9.29     $       21.83      $       7.12
Class B 1.70% .....................................  $        9.24     $       21.48      $       7.08
Class B 1.80% .....................................  $        9.18     $       21.13      $       7.05
Class B 1.90% .....................................  $        9.13     $       20.79      $       7.01


                                                     EQ/J.P. Morgan       EQ/Janus          EQ/Lazard         EQ/Marsico
                                                        Core Bond     Large Cap Growth   Small Cap Value        Focus
                                                    ---------------- ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $ 677,289,445     $  84,625,941      $ 234,102,574     $ 117,021,639
Receivable for The Trusts shares sold .............             --                --                 --                --
Receivable for policy-related transactions ........        532,885           139,150            655,044         1,013,518
                                                     -------------     -------------      -------------     -------------
  Total assets ....................................    677,822,330        84,765,091        234,757,618       118,035,157
                                                     -------------     -------------      -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........        532,468           155,889            560,574         1,015,927
Payable for policy-related transactions ...........             --                --                 --                --
                                                     -------------     -------------      -------------     -------------
  Total liabilities ...............................        532,468           155,889            560,574         1,015,927
                                                     -------------     -------------      -------------     -------------
Net Assets ........................................  $ 677,289,862     $  84,609,202      $ 234,197,044     $ 117,019,230
                                                     =============     =============      =============     =============
Net Assets:
Accumulation Units ................................  $ 676,993,161     $  84,341,681      $ 233,902,834     $ 116,998,510
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        296,701           267,521            294,210            20,720
                                                     -------------     -------------      -------------     -------------
Total net assets ..................................  $ 677,289,862     $  84,609,202      $ 234,197,044     $ 117,019,230
                                                     =============     =============      =============     =============
Investments in shares of The Trusts, at cost ......  $ 666,772,343     $ 115,599,237      $ 255,477,835     $ 124,820,787
The Trusts shares held, Class B ...................     60,505,033        18,719,353         23,955,243        11,624,818

Units outstanding (000's):
Class B 0.00% .....................................             --                --                 --                --
Class B 0.50% .....................................             --                --                 --                --
Class B 0.95% .....................................             44                22                 18                 2
Class B 1.20% .....................................          3,674             2,123              2,322             2,875
Class B 1.35% .....................................         14,961             1,590              7,825             1,041
Class B 1.40% .....................................          5,930             2,586              3,006             4,362
Class B 1.55% .....................................         12,695             7,940              3,460               701
Class B 1.60% .....................................         13,419             4,722              5,021             2,423
Class B 1.70% .....................................            441               192                270               386
Class B 1.80% .....................................            275                75                158                41
Class B 1.90% .....................................             73                47                 43                 3

Unit value:
Class B 0.00% .....................................  $          --     $          --      $          --     $          --
Class B 0.50% .....................................  $       13.80     $        4.47      $       11.08     $       10.01
Class B 0.95% .....................................  $       13.49     $        4.43      $       10.84     $        9.95
Class B 1.20% .....................................  $       13.32     $        4.40      $       10.70     $        9.91
Class B 1.35% .....................................  $       13.22     $        4.39      $       10.62     $        9.89
Class B 1.40% .....................................  $       13.19     $        4.38      $       10.59     $        9.89
Class B 1.55% .....................................  $       13.09     $        4.36      $       10.51     $        9.87
Class B 1.60% .....................................  $       13.05     $        4.36      $       10.49     $        9.86
Class B 1.70% .....................................  $       12.99     $        4.35      $       10.43     $        9.85
Class B 1.80% .....................................  $       12.92     $        4.34      $       10.38     $        9.83
Class B 1.90% .....................................  $       12.85     $        4.33      $       10.33     $        9.82

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                          EQ/Mercury Basic   EQ/MFS Emerging
                                                            Value Equity    Growth Companies
                                                         ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 183,344,594     $ 189,112,496
Receivable for The Trusts shares sold ..................              --                --
Receivable for policy-related transactions .............         525,101           349,064
                                                           -------------     -------------
  Total assets .........................................     183,869,695       189,461,560
                                                           -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ................         536,923           357,533
Payable for policy-related transactions ................              --                --
                                                           -------------     -------------
  Total liabilities ....................................         536,923           357,533
                                                           -------------     -------------
Net Assets .............................................   $ 183,332,772     $ 189,104,027
                                                           =============     =============
Net Assets:
Accumulation Units .....................................   $ 183,215,807     $ 188,909,219
Retained by Equitable Life in Separate Account
 No. 49 ................................................         116,965           194,808
                                                           -------------     -------------
Total net assets .......................................   $ 183,332,772     $ 189,104,027
                                                           =============     =============
Investments in shares of The Trusts, at cost ...........   $ 206,963,986     $ 325,981,788
The Trusts shares held, Class B ........................      16,246,860        21,014,176

Units outstanding (000's):
Class B 0.00% ..........................................              --                --
Class B 0.50% ..........................................              --                --
Class B 0.95% ..........................................              --                42
Class B 1.20% ..........................................           1,591               496
Class B 1.35% ..........................................           5,160            10,806
Class B 1.40% ..........................................           2,399               538
Class B 1.55% ..........................................           1,334             3,796
Class B 1.60% ..........................................           2,235             4,661
Class B 1.70% ..........................................             184                38
Class B 1.80% ..........................................              67                20
Class B 1.90% ..........................................              34                 2

Unit value:
Class B 0.00% ..........................................   $          --     $          --
Class B 0.50% ..........................................   $       14.84     $        9.77
Class B 0.95% ..........................................   $       14.47     $        9.53
Class B 1.20% ..........................................   $       14.26     $        9.39
Class B 1.35% ..........................................   $       14.14     $        9.31
Class B 1.40% ..........................................   $       14.10     $        9.28
Class B 1.55% ..........................................   $       13.98     $        9.20
Class B 1.60% ..........................................   $       13.94     $        9.18
Class B 1.70% ..........................................   $       13.86     $        9.12
Class B 1.80% ..........................................   $       13.78     $        9.07
Class B 1.90% ..........................................   $       13.70     $        9.02


                                                          EQ/MFS Investors Trust   EQ/Money Market
                                                         ------------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value .....      $ 169,122,456        $ 751,786,428
Receivable for The Trusts shares sold ..................                 --                   --
Receivable for policy-related transactions .............             64,736            7,188,443
                                                              -------------        -------------
  Total assets .........................................        169,187,192          758,974,871
                                                              -------------        -------------
Liabilities:
Payable for The Trusts shares purchased ................             92,728            7,188,715
Payable for policy-related transactions ................                 --                   --
                                                              -------------        -------------
  Total liabilities ....................................             92,728            7,188,715
                                                              -------------        -------------
Net Assets .............................................      $ 169,094,464        $ 751,786,156
                                                              =============        =============
Net Assets:
Accumulation Units .....................................      $ 169,062,388        $ 751,628,214
Retained by Equitable Life in Separate Account
 No. 49 ................................................             32,076              157,942
                                                              -------------        -------------
Total net assets .......................................      $ 169,094,464        $ 751,786,156
                                                              =============        =============
Investments in shares of The Trusts, at cost ...........      $ 232,802,668        $ 760,252,737
The Trusts shares held, Class B ........................         24,011,893           72,836,790

Units outstanding (000's):
Class B 0.00% ..........................................                 --                  262
Class B 0.50% ..........................................                 --                   --
Class B 0.95% ..........................................                  7                    6
Class B 1.20% ..........................................                993                1,554
Class B 1.35% ..........................................              6,910                5,633
Class B 1.40% ..........................................              1,329                4,457
Class B 1.55% ..........................................              7,231                4,967
Class B 1.60% ..........................................              8,237                9,288
Class B 1.70% ..........................................                229                  630
Class B 1.80% ..........................................                108                   75
Class B 1.90% ..........................................                 15                  115

Unit value:
Class B 0.00% ..........................................      $          --        $       38.24
Class B 0.50% ..........................................      $        7.02        $       34.34
Class B 0.95% ..........................................      $        6.90        $       31.16
Class B 1.20% ..........................................      $        6.83        $       29.52
Class B 1.35% ..........................................      $        6.79        $       28.57
Class B 1.40% ..........................................      $        6.77        $       28.26
Class B 1.55% ..........................................      $        6.73        $       27.35
Class B 1.60% ..........................................      $        6.72        $       27.06
Class B 1.70% ..........................................      $        6.69        $       26.47
Class B 1.80% ..........................................      $        6.66        $       25.90
Class B 1.90% ..........................................      $        6.64        $       25.34

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                                             EQ/Putnam
                                                          Growth & Income
                                                               Value
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 351,718,373
Receivable for The Trusts shares sold ..................              --
Receivable for policy-related transactions .............         196,531
                                                           -------------
  Total assets .........................................     351,914,904
                                                           -------------
Liabilities:
Payable for The Trusts shares purchased ................         196,534
Payable for policy-related transactions ................              --
                                                           -------------
  Total liabilities ....................................         196,534
                                                           -------------
Net Assets .............................................   $ 351,718,370
                                                           =============
Net Assets:
Accumulation Units .....................................   $ 351,426,655
Retained by Equitable Life in Separate Account
 No. 49 ................................................         291,715
                                                           -------------
Total net assets .......................................   $ 351,718,370
                                                           =============
Investments in shares of The Trusts, at cost ...........   $ 454,913,669
The Trusts shares held, Class B ........................      39,133,643

Units outstanding (000's):
Class B 0.00% ..........................................              --
Class B 0.50% ..........................................              --
Class B 0.95% ..........................................              20
Class B 1.20% ..........................................           1,342
Class B 1.35% ..........................................          21,846
Class B 1.40% ..........................................           1,383
Class B 1.55% ..........................................           6,939
Class B 1.60% ..........................................           4,777
Class B 1.70% ..........................................             128
Class B 1.80% ..........................................             122
Class B 1.90% ..........................................              29

Unit value:
Class B 0.00% ..........................................   $          --
Class B 0.50% ..........................................   $       10.13
Class B 0.95% ..........................................   $        9.87
Class B 1.20% ..........................................   $        9.73
Class B 1.35% ..........................................   $        9.64
Class B 1.40% ..........................................   $        9.62
Class B 1.55% ..........................................   $        9.53
Class B 1.60% ..........................................   $        9.51
Class B 1.70% ..........................................   $        9.45
Class B 1.80% ..........................................   $        9.40
Class B 1.90% ..........................................   $        9.34


                                                                EQ/Putnam           EQ/Putnam      EQ/Small Company
                                                          International Equity       Voyager            Index
                                                         ---------------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $ 258,836,444        $ 194,998,087     $ 72,085,320
Receivable for The Trusts shares sold ..................                --                   --               --
Receivable for policy-related transactions .............           234,029              115,666          498,746
                                                             -------------        -------------     ------------
  Total assets .........................................       259,070,473          195,113,753       72,584,066
                                                             -------------        -------------     ------------
Liabilities:
Payable for The Trusts shares purchased ................           234,307              115,666          498,746
Payable for policy-related transactions ................                --                   --               --
                                                             -------------        -------------     ------------
  Total liabilities ....................................           234,307              115,666          498,746
                                                             -------------        -------------     ------------
Net Assets .............................................     $ 258,836,166        $ 194,998,087     $ 72,085,320
                                                             =============        =============     ============
Net Assets:
Accumulation Units .....................................     $ 258,604,015        $ 194,508,675     $ 71,736,624
Retained by Equitable Life in Separate Account
 No. 49 ................................................           232,151              489,412          348,696
                                                             -------------        -------------     ------------
Total net assets .......................................     $ 258,836,166        $ 194,998,087     $ 72,085,320
                                                             =============        =============     ============
Investments in shares of The Trusts, at cost ...........     $ 356,207,943        $ 310,973,613     $ 85,671,643
The Trusts shares held, Class B ........................        29,885,721           20,346,960       10,024,303

Units outstanding (000's):
Class B 0.00% ..........................................                --                   --               --
Class B 0.50% ..........................................                --                   --               --
Class B 0.95% ..........................................                73                   14               17
Class B 1.20% ..........................................             1,445                  710            1,053
Class B 1.35% ..........................................            12,054               13,307            2,817
Class B 1.40% ..........................................             1,712                  762            1,437
Class B 1.55% ..........................................             4,227                3,787              974
Class B 1.60% ..........................................             3,555                2,171            1,913
Class B 1.70% ..........................................               161                   40              122
Class B 1.80% ..........................................                61                   20               37
Class B 1.90% ..........................................                15                    8               14

Unit value:
Class B 0.00% ..........................................     $          --        $          --     $         --
Class B 0.50% ..........................................     $       11.70        $        9.84     $       8.97
Class B 0.95% ..........................................     $       11.40        $        9.59     $       8.77
Class B 1.20% ..........................................     $       11.24        $        9.46     $       8.66
Class B 1.35% ..........................................     $       11.14        $        9.38     $       8.59
Class B 1.40% ..........................................     $       11.11        $        9.35     $       8.57
Class B 1.55% ..........................................     $       11.02        $        9.27     $       8.50
Class B 1.60% ..........................................     $       10.98        $        9.24     $       8.48
Class B 1.70% ..........................................     $       10.92        $        9.19     $       8.44
Class B 1.80% ..........................................     $       10.86        $        9.14     $       8.40
Class B 1.90% ..........................................     $       10.80        $        9.08     $       8.35

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $4,610,170      $         --      $         --
 Expenses:
  Asset-based charges ............................        970,106           126,616           118,017
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      3,640,064          (126,616)         (118,017)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        144,954          (509,514)         (413,926)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................        144,954          (509,514)         (413,926)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,706,124          (777,868)       (1,155,737)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,851,078        (1,287,382)       (1,569,663)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $5,491,142      $ (1,413,998)     $ (1,687,680)
                                                       ==========      ============      ============


                                                    AXA Premier VIP
                                                       Large Cap         AXA Premier VIP       AXA Premier VIP
                                                    Core Equity (a)   Large Cap Growth (a)   Large Cap Value (a)
                                                   ----------------- ---------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     58,850         $         --          $    235,655
 Expenses:
  Asset-based charges ............................        140,331              259,690               265,990
                                                     ------------         ------------          ------------
Net Investment Income (Loss) .....................        (81,481)            (259,690)              (30,335)
                                                     ------------         ------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (427,268)            (651,307)             (518,242)
  Realized gain distribution from The Trusts .....             --                   --                    --
                                                     ------------         ------------          ------------
 Net realized gain (loss) ........................       (427,268)            (651,307)             (518,242)
                                                     ------------         ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,428,052)          (3,369,610)           (3,444,755)
                                                     ------------         ------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,855,320)          (4,020,917)           (3,962,997)
                                                     ------------         ------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (1,936,801)        $ (4,280,607)         $ (3,993,332)
                                                     ============         ============          ============


                                                    AXA Premier VIP
                                                     Small/Mid Cap
                                                       Growth (a)
                                                   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --
 Expenses:
  Asset-based charges ............................        229,349
                                                     ------------
Net Investment Income (Loss) .....................       (229,349)
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (775,177)
  Realized gain distribution from The Trusts .....             --
                                                     ------------
 Net realized gain (loss) ........................       (775,177)
                                                     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,396,605)
                                                     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,171,782)
                                                     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (4,401,131)
                                                     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                       Small/Mid      AXA Premier VIP
                                                     Cap Value (a)     Technology (a)   EQ/Aggressive Stock
                                                   ----------------- ----------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --      $         --        $      10,097
 Expenses:
  Asset-based charges ............................        235,232            55,602            1,099,332
                                                     ------------      ------------        -------------
Net Investment Income (Loss) .....................       (235,232)          (55,602)          (1,089,235)
                                                     ------------      ------------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (892,944)         (519,397)         (15,199,912)
  Realized gain distribution from The Trusts .....             --                --                   --
                                                     ------------      ------------        -------------
 Net realized gain (loss) ........................       (892,944)         (519,397)         (15,199,912)
                                                     ------------      ------------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,388,138)         (969,645)         (11,328,835)
                                                     ------------      ------------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,281,082)       (1,489,042)         (26,528,747)
                                                     ------------      ------------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,516,314)     $ (1,544,644)       $ (27,617,982)
                                                     ============      ============        =============


                                                                                                EQ/Alliance
                                                                                               Intermediate
                                                      EQ/Alliance          EQ/Alliance          Government        EQ/Alliance
                                                      Common Stock    Growth and Income (a)   Securities (a)   International (a)
                                                   ----------------- ----------------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      282,877        $  1,291,757        $   6,883,817      $         --
 Expenses:
  Asset-based charges ............................       7,815,760             533,631              766,527            91,784
                                                    --------------        ------------        -------------      ------------
Net Investment Income (Loss) .....................      (7,532,883)            758,126            6,117,290           (91,784)
                                                    --------------        ------------        -------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (102,974,134)           (560,255)             679,014          (479,213)
  Realized gain distribution from The Trusts .....              --                  --              193,448                --
                                                    --------------        ------------        -------------      ------------
 Net realized gain (loss) ........................    (102,974,134)           (560,255)             872,462          (479,213)
                                                    --------------        ------------        -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (139,215,060)         (7,338,414)          (3,386,543)         (461,899)
                                                    --------------        ------------        -------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (242,189,194)         (7,898,669)          (2,514,081)         (941,112)
                                                    --------------        ------------        -------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (249,722,077)       $ (7,140,543)       $   3,603,209      $ (1,032,896)
                                                    ==============        ============        =============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                       EQ/Alliance        EQ/Alliance        EQ/Alliance
                                                     Premier Growth    Quality Bond (a)   Small Cap Growth
                                                   ------------------ ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $           --       $2,932,456       $          --
 Expenses:
  Asset-based charges ............................        4,155,074          432,237           2,571,098
                                                     --------------       ----------       -------------
Net Investment Income (Loss) .....................       (4,155,074)       2,500,219          (2,571,098)
                                                     --------------       ----------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (56,489,970)         322,461         (28,284,520)
  Realized gain distribution from The Trusts .....               --          130,159                  --
                                                     --------------       ----------       -------------
 Net realized gain (loss) ........................      (56,489,970)         452,620         (28,284,520)
                                                     --------------       ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (51,691,292)        (336,373)        (34,779,393)
                                                     --------------       ----------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (108,181,262)         116,247         (63,063,913)
                                                     --------------       ----------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (112,336,336)      $2,616,466       $ (65,635,011)
                                                     ==============       ==========       =============


                                                      EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                       Technology      EQ/Balanced    Diversified Value   Socially Responsible
                                                   ----------------- --------------- ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --    $  1,415,546      $   4,939,814         $       --
 Expenses:
  Asset-based charges ............................       1,163,405         695,909          4,376,962             28,483
                                                     -------------    ------------      -------------         ----------
Net Investment Income (Loss) .....................      (1,163,405)        719,637            562,852            (28,483)
                                                     -------------    ------------      -------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (37,340,499)     (1,878,780)        (2,410,772)          (183,689)
  Realized gain distribution from The Trusts .....              --              --                 --                 --
                                                     -------------    ------------      -------------         ----------
 Net realized gain (loss) ........................     (37,340,499)     (1,878,780)        (2,410,772)          (183,689)
                                                     -------------    ------------      -------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (5,130,798)     (4,176,011)       (45,363,880)          (303,263)
                                                     -------------    ------------      -------------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (42,471,297)     (6,054,791)       (47,774,652)          (486,952)
                                                     -------------    ------------      -------------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (43,634,702)   $ (5,335,154)     $ (47,211,800)        $ (515,435)
                                                     =============    ============      =============         ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,505,281         $     689,283         $     705,450
 Expenses:
  Asset-based charges ............................        1,533,651             1,541,161             2,367,734
                                                      -------------         -------------         -------------
Net Investment Income (Loss) .....................          (28,370)             (851,878)           (1,662,284)
                                                      -------------         -------------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (10,899,756)           (2,955,402)           (5,513,094)
  Realized gain distribution from The Trusts .....               --                    --                    --
                                                      -------------         -------------         -------------
 Net realized gain (loss) ........................      (10,899,756)           (2,955,402)           (5,513,094)
                                                      -------------         -------------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (6,070,835)          (33,501,903)          (36,422,233)
                                                      -------------         -------------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (16,970,591)          (36,457,305)          (41,935,327)
                                                      -------------         -------------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (16,998,961)        $ (37,309,183)        $ (43,597,611)
                                                      =============         =============         =============


                                                      EQ/Emerging       EQ/Equity       EQ/Evergreen
                                                    Markets Equity      500 Index           Omega        EQ/FI Mid Cap
                                                   ---------------- ----------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $    5,805,537     $         --    $      14,498
 Expenses:
  Asset-based charges ............................        877,203         7,900,262           87,007        1,452,416
                                                    -------------    --------------     ------------    -------------
Net Investment Income (Loss) .....................       (877,203)       (2,094,725)         (87,007)      (1,437,918)
                                                    -------------    --------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (10,866,328)      (31,568,751)        (669,832)      (3,639,341)
  Realized gain distribution from The Trusts .....             --           466,668               --               --
                                                    -------------    --------------     ------------    -------------
 Net realized gain (loss) ........................    (10,866,328)      (31,102,083)        (669,832)      (3,639,341)
                                                    -------------    --------------     ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      7,049,484      (112,402,812)      (1,002,395)     (15,186,215)
                                                    -------------    --------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,816,844)     (143,504,895)      (1,672,227)     (18,825,556)
                                                    -------------    --------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (4,694,047)   $ (145,599,620)    $ (1,759,234)   $ (20,263,474)
                                                    =============    ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/FI Small/Mid                   EQ/International
                                                       Cap Value      EQ/High Yield     Equity Index
                                                   ----------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     920,426    $  20,162,385    $     643,557
 Expenses:
  Asset-based charges ............................       1,867,942        2,812,552          902,161
                                                     -------------    -------------    -------------
Net Investment Income (Loss) .....................        (947,516)      17,349,833         (258,604)
                                                     -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,187,033)     (18,178,072)      (8,295,931)
  Realized gain distribution from The Trusts .....              --               --               --
                                                     -------------    -------------    -------------
 Net realized gain (loss) ........................      (1,187,033)     (18,178,072)      (8,295,931)
                                                     -------------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (22,930,054)      (6,706,792)      (3,297,608)
                                                     -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (24,117,087)     (24,884,864)     (11,593,539)
                                                     -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (25,064,603)   $  (7,535,031)   $ (11,852,143)
                                                     =============    =============    =============


                                                                         EQ/Janus         EQ/Lazard
                                                    EQ/J.P. Morgan      Large Cap         Small Cap
                                                       Core Bond          Growth            Value        EQ/Marsico Focus
                                                   ---------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $28,792,890     $          --     $   1,637,151     $     22,298
 Expenses:
  Asset-based charges ............................      7,838,081         1,189,407         2,967,809          566,965
                                                      -----------     -------------     -------------     ------------
Net Investment Income (Loss) .....................     20,954,809        (1,189,407)       (1,330,658)        (544,667)
                                                      -----------     -------------     -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      2,932,943       (10,171,324)        2,301,903         (412,884)
  Realized gain distribution from The Trusts .....      3,646,814                --         1,668,346               --
                                                      -----------     -------------     -------------     ------------
 Net realized gain (loss) ........................      6,579,757       (10,171,324)        3,970,249         (412,884)
                                                      -----------     -------------     -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     13,382,163       (18,110,980)      (38,636,586)      (7,855,670)
                                                      -----------     -------------     -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     19,961,920       (28,282,304)      (34,666,337)      (8,268,554)
                                                      -----------     -------------     -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $40,916,729     $ (29,471,711)    $ (35,996,995)    $ (8,813,221)
                                                      ===========     =============     =============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Mercury Basic   EQ/MFS Emerging        EQ/MFS          EQ/Money
                                                      Value Equity    Growth Companies   Investors Trust       Market
                                                   ----------------- ------------------ ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,850,190     $           --     $   1,026,941    $  8,894,753
 Expenses:
  Asset-based charges ............................       2,114,148          3,634,209         2,799,468       9,985,747
                                                     -------------     --------------     -------------    ------------
Net Investment Income (Loss) .....................        (263,958)        (3,634,209)       (1,772,527)     (1,090,994)
                                                     -------------     --------------     -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (2,050,806)       (75,535,498)      (12,204,635)     (7,247,892)
  Realized gain distribution from The Trusts .....         840,785                 --                --              --
                                                     -------------     --------------     -------------    ------------
 Net realized gain (loss) ........................      (1,210,021)       (75,535,498)      (12,204,635)     (7,247,892)
                                                     -------------     --------------     -------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (26,018,785)       (35,630,856)      (33,916,677)      6,434,155
                                                     -------------     --------------     -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (27,228,806)      (111,166,354)      (46,121,312)       (813,737)
                                                     -------------     --------------     -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (27,492,764)    $ (114,800,563)    $ (47,893,839)   $ (1,904,731)
                                                     =============     ==============     =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                       EQ/Putnam
                                                    Growth & Income         EQ/Putnam           EQ/Putnam         EQ/Small
                                                         Value        International Equity       Voyager        Company Index
                                                   ----------------- ---------------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   5,374,649       $   1,809,437        $     241,020    $     398,450
 Expenses:
  Asset-based charges ............................       5,600,910           3,921,780            3,373,095          884,003
                                                     -------------       -------------        -------------    -------------
Net Investment Income (Loss) .....................        (226,261)         (2,112,343)          (3,132,075)        (485,553)
                                                     -------------       -------------        -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (14,227,809)        (35,922,448)         (29,844,308)      (1,654,768)
  Realized gain distribution from The Trusts .....              --                  --                   --               --
                                                     -------------       -------------        -------------    -------------
 Net realized gain (loss) ........................     (14,227,809)        (35,922,448)         (29,844,308)      (1,654,768)
                                                     -------------       -------------        -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (76,308,492)        (14,030,184)         (45,740,981)     (12,383,948)
                                                     -------------       -------------        -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (90,536,301)        (49,952,632)         (75,585,289)     (14,038,716)
                                                     -------------       -------------        -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (90,762,562)      $ (52,064,975)       $ (78,717,364)   $ (14,524,269)
                                                     =============       =============        =============    =============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        AXA Premier VIP  AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International       Cap Core
                                                     Core Bond (c)    Health Care (c)     Equity (c)        Equity (c)
                                                   ----------------- ----------------- ---------------- -----------------
                                                          2002              2002             2002              2002
                                                   ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  3,640,064      $   (126,616)     $   (118,017)    $    (81,481)
 Net realized gain (loss) on investments .........        144,954          (509,514)         (413,926)        (427,268)
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,706,124          (777,868)       (1,155,737)      (1,428,052)
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      5,491,142        (1,413,998)       (1,687,680)      (1,936,801)
                                                     ------------      ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    132,509,854        18,130,150        20,271,964       20,213,235
  Transfers between funds including
   guaranteed interest account, net ..............     73,371,847         8,901,954         6,990,938       10,372,580
  Transfers for contract benefits and
   terminations ..................................     (6,596,361)         (400,411)         (526,027)        (468,229)
  Contract maintenance charges ...................        (30,388)           (6,145)           (1,778)          (5,983)
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    199,254,952        26,625,548        26,735,097       30,111,603
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         30,251            52,809            47,986           55,067
                                                     ------------      ------------      ------------     ------------
Increase (Decrease) in Net Assets ................    204,776,345        25,264,359        25,095,403       28,229,869
Net Assets - Beginning of Period .................             --                --                --               --
                                                     ------------      ------------      ------------     ------------
Net Assets - End of Period .......................   $204,776,345      $ 25,264,359      $ 25,095,403     $ 28,229,869
                                                     ============      ============      ============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,023             3,773             3,839            4,092
 Units Redeemed ..................................         (2,822)             (578)             (627)            (403)
                                                     ------------      ------------      ------------     ------------
 Net Increase (Decrease) .........................         19,201             3,195             3,212            3,689
                                                     ============      ============      ============     ============


                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Small/Mid         Small/Mid
                                                       Growth (c)        Value (c)       Cap Growth (c)    Cap Value (c)
                                                   ----------------- ----------------- ----------------- -----------------
                                                          2002              2002              2002              2002
                                                   ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (259,690)     $    (30,335)     $   (229,349)     $   (235,232)
 Net realized gain (loss) on investments .........       (651,307)         (518,242)         (775,177)         (892,944)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,369,610)       (3,444,755)       (3,396,605)       (2,388,138)
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................     (4,280,607)       (3,993,332)       (4,401,131)       (3,516,314)
                                                     ------------      ------------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     37,073,294        40,525,555        39,422,437        35,301,201
  Transfers between funds including
   guaranteed interest account, net ..............     17,380,734        19,228,612        17,246,483        17,065,893
  Transfers for contract benefits and
   terminations ..................................       (955,374)         (628,066)         (705,288)         (683,154)
  Contract maintenance charges ...................         (5,650)           (7,738)           (5,309)           (7,214)
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     53,493,004        59,118,363        55,958,323        51,676,726
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         50,414            44,461            48,824            48,870
                                                     ------------      ------------      ------------      ------------
Increase (Decrease) in Net Assets ................     49,262,811        55,169,492        51,606,016        48,209,282
Net Assets - Beginning of Period .................             --                --                --                --
                                                     ------------      ------------      ------------      ------------
Net Assets - End of Period .......................   $ 49,262,811      $ 55,169,492      $ 51,606,016      $ 48,209,282
                                                     ============      ============      ============      ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,981             7,633             9,328             7,445
 Units Redeemed ..................................           (723)             (659)           (1,006)             (905)
                                                     ------------      ------------      ------------      ------------
 Net Increase (Decrease) .........................          7,258             6,974             8,322             6,540
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Premier VIP
                                                     Technology (c)         EQ/Aggressive Stock
                                                   ----------------- ---------------------------------
                                                          2002             2002             2001
                                                   ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (55,602)    $  (1,089,235)   $  (1,213,732)
 Net realized gain (loss) on investments .........       (519,397)      (15,199,912)     (13,901,562)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (969,645)      (11,328,835)     (20,831,170)
                                                     ------------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (1,544,644)      (27,617,982)     (35,946,464)
                                                     ------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      8,238,680         6,358,969        7,933,510
  Transfers between funds including
   guaranteed interest account, net ..............      6,530,199        (8,033,452)      (3,145,192)
  Transfers for contract benefits and
   terminations ..................................       (153,872)       (6,277,107)      (7,307,369)
  Contract maintenance charges ...................         (1,527)         (221,060)        (235,969)
                                                     ------------     -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,613,480        (8,172,650)      (2,755,020)
                                                     ------------     -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         29,269             9,834           13,020
                                                     ------------     -------------    -------------
Increase (Decrease) in Net Assets ................     13,098,105       (35,780,798)     (38,688,464)
Net Assets - Beginning of Period .................             --        96,607,828      135,296,292
                                                     ------------     -------------    -------------
Net Assets - End of Period .......................   $ 13,098,105     $  60,827,030    $  96,607,828
                                                     ============     =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,459               433            1,154
 Units Redeemed ..................................         (1,148)             (629)          (1,212)
                                                     ------------     -------------    -------------
 Net Increase (Decrease) .........................          2,311              (196)             (58)
                                                     ============     =============    =============


                                                                                                                  EQ/Alliance
                                                                                                                 Intermediate
                                                                                             EQ/Alliance          Government
                                                        EQ/Alliance Common Stock        Growth and Income (c)   Securities (c)
                                                   ----------------------------------- ----------------------- ----------------
                                                          2002              2001                 2002                2002
                                                   ----------------- ----------------- ----------------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (7,532,883)  $     6,096,384       $    758,126         $  6,117,290
 Net realized gain (loss) on investments .........     (102,974,134)      (48,310,316)          (560,255)             872,462
 Change in unrealized appreciation
  (depreciation) of investments ..................     (139,215,060)      (62,294,192)        (7,338,414)          (3,386,543)
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in net assets from
  operations .....................................     (249,722,077)     (104,508,124)        (7,140,543)           3,603,209
                                                    ---------------   ---------------       ------------         ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       44,452,181        52,739,891         72,378,981           78,100,095
  Transfers between funds including
   guaranteed interest account, net ..............      (41,271,400)        6,815,611         41,098,887          108,825,556
  Transfers for contract benefits and
   terminations ..................................      (42,130,567)      (56,300,973)        (2,086,088)          (6,969,476)
  Contract maintenance charges ...................       (1,554,816)       (1,744,964)           (21,806)             (70,345)
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (40,504,602)        1,509,565        111,369,974          179,885,830
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         (450,403)          100,299             34,982               25,758
                                                    ---------------   ---------------       ------------         ------------
Increase (Decrease) in Net Assets ................     (290,677,082)     (102,898,260)       104,264,413          183,514,797
Net Assets - Beginning of Period .................      743,797,836       846,696,096                 --                   --
                                                    ---------------   ---------------       ------------         ------------
Net Assets - End of Period .......................  $   453,120,754   $   743,797,836       $104,264,413         $183,514,797
                                                    ===============   ===============       ============         ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................              692               780              5,758               12,691
 Units Redeemed ..................................             (944)             (765)              (478)              (2,630)
                                                    ---------------   ---------------       ------------         ------------
 Net Increase (Decrease) .........................             (252)               15              5,280               10,061
                                                    ===============   ===============       ============         ============


                                                        EQ/Alliance
                                                    International (c)(g)
                                                   ---------------------
                                                            2002
                                                   ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    (91,784)
 Net realized gain (loss) on investments .........         (479,213)
 Change in unrealized appreciation
  (depreciation) of investments ..................         (461,899)
                                                       ------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,032,896)
                                                       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        9,540,392
  Transfers between funds including
   guaranteed interest account, net ..............       20,950,568
  Transfers for contract benefits and
   terminations ..................................         (356,392)
  Contract maintenance charges ...................           (4,127)
                                                       ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       30,130,441
                                                       ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           40,276
                                                       ------------
Increase (Decrease) in Net Assets ................       29,137,821
Net Assets - Beginning of Period .................               --
                                                       ------------
Net Assets - End of Period .......................     $ 29,137,821
                                                       ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................            7,670
 Units Redeemed ..................................           (4,264)
                                                       ------------
 Net Increase (Decrease) .........................            3,406
                                                       ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Alliance                 EQ/Alliance
                                                             Premier Growth             Quality Bond (c)
                                                   ----------------------------------- ------------------
                                                          2002              2001              2002
                                                   ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,155,074)  $    (5,377,876)    $  2,500,219
 Net realized gain (loss) on investments .........      (56,489,970)      (40,713,722)         452,620
 Change in unrealized appreciation
  (depreciation) of investments ..................      (51,691,292)      (63,264,287)        (336,373)
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (112,336,336)     (109,355,885)       2,616,466
                                                    ---------------   ---------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       37,732,818        54,439,004       55,235,373
  Transfers between funds including
   guaranteed interest account, net ..............      (19,838,087)       43,686,129       35,343,706
  Transfers for contract benefits and
   terminations ..................................      (19,832,697)      (22,354,620)      (3,503,090)
  Contract maintenance charges ...................         (482,332)         (467,601)         (19,878)
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (2,420,298)       66,302,912       87,056,111
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           50,873         1,145,211           35,243
                                                    ---------------   ---------------     ------------
Increase (Decrease) in Net Assets ................     (114,705,761)      (41,907,762)      89,707,820
Net Assets - Beginning of Period .................      347,736,742       389,644,504               --
                                                    ---------------   ---------------     ------------
Net Assets - End of Period .......................  $   233,030,981   $   347,736,742     $ 89,707,820
                                                    ===============   ===============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           15,184            26,645            7,077
 Units Redeemed ..................................          (16,532)          (18,730)          (1,147)
                                                    ---------------   ---------------     ------------
 Net Increase (Decrease) .........................           (1,348)            7,915            5,930
                                                    ===============   ===============     ============


                                                              EQ/Alliance                       EQ/Alliance
                                                         Small Cap Growth (e)                   Technology
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,571,098)   $    (699,948)   $  (1,163,405)   $  (1,490,672)
 Net realized gain (loss) on investments .........    (28,284,520)     (26,100,478)     (37,340,499)     (27,622,637)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (34,779,393)      (5,067,974)      (5,130,798)      (1,410,072)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (65,635,011)     (31,868,400)     (43,634,702)     (30,523,381)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     32,317,960       18,962,628        9,718,942       24,260,367
  Transfers between funds including
   guaranteed interest account, net ..............     (2,282,233)       5,079,757       (3,670,731)      24,440,768
  Transfers for contract benefits and
   terminations ..................................    (12,151,523)     (12,926,820)      (4,852,300)      (5,330,202)
  Contract maintenance charges ...................       (390,018)        (402,610)        (130,403)        (120,409)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     17,494,186       10,712,955        1,065,508       43,250,524
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         45,213           42,657           26,739          (55,642)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (48,095,612)     (21,112,788)     (42,542,455)      12,671,501
Net Assets - Beginning of Period .................    209,193,388      230,306,176      102,814,829       90,143,328
                                                    -------------    -------------    -------------    -------------
Net Assets - End of Period .......................  $ 161,097,776    $ 209,193,388    $  60,272,374    $ 102,814,829
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         52,384           42,957           15,360           18,011
 Units Redeemed ..................................        (50,641)         (42,093)         (15,247)         (10,821)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,743              864              113            7,190
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              EQ/Bernstein
                                                          EQ/Balanced (b)(h)                Diversified Value
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    719,637    $    336,490    $     562,852    $    (800,251)
 Net realized gain (loss) on investments .........     (1,878,780)       (240,228)      (2,410,772)       4,604,223
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,176,011)     (1,255,033)     (45,363,880)          77,064
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (5,335,154)     (1,158,771)     (47,211,800)       3,881,036
                                                     ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     71,776,956       1,910,305      121,122,467       36,187,090
  Transfers between funds including
   guaranteed interest account, net ..............     53,599,082      20,101,031       63,362,933       54,125,826
  Transfers for contract benefits and
   terminations ..................................     (3,016,821)       (544,430)     (19,627,428)     (12,571,273)
  Contract maintenance charges ...................        (58,505)        (22,281)        (577,945)        (392,251)
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    122,300,712      21,444,625      164,280,027       77,349,392
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         28,786           3,597           31,107         (302,225)
                                                     ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    116,994,344      20,289,451      117,099,334       80,928,203
Net Assets - Beginning of Period .................     20,289,451              --      256,312,538      175,384,335
                                                     ------------    ------------    -------------    -------------
Net Assets - End of Period .......................   $137,283,795    $ 20,289,451    $ 373,411,872    $ 256,312,538
                                                     ============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,834             135           23,010           10,550
 Units Redeemed ..................................           (412)            (73)          (7,644)          (3,906)
                                                     ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................          3,422              62           15,366            6,644
                                                     ============    ============    =============    =============


                                                           EQ/Calvert                    EQ/Capital
                                                    Socially Responsible (a)       Guardian International
                                                   -------------------------- ---------------------------------
                                                        2002          2001          2002             2001
                                                   -------------- ----------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (28,483)   $   (636)   $     (28,370)   $     267,991
 Net realized gain (loss) on investments .........     (183,689)         47      (10,899,756)     (14,866,697)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (303,263)      5,451       (6,070,835)      (9,337,899)
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (515,435)      4,862      (16,998,961)     (23,936,605)
                                                     ----------    --------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    3,314,285     167,981       32,548,607       13,178,953
  Transfers between funds including
   guaranteed interest account, net ..............    1,682,612     163,673        6,451,992        7,046,199
  Transfers for contract benefits and
   terminations ..................................     (238,162)       (892)      (6,977,578)      (5,688,237)
  Contract maintenance charges ...................         (941)        (88)        (157,880)        (118,377)
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,757,794     330,674       31,865,141       14,418,538
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......       28,171         606           37,450           71,455
                                                     ----------    --------    -------------    -------------
Increase (Decrease) in Net Assets ................    4,270,530     336,142       14,903,630       (9,446,612)
Net Assets - Beginning of Period .................      336,142          --      100,270,012      109,716,624
                                                     ----------    --------    -------------    -------------
Net Assets - End of Period .......................   $4,606,672    $336,142    $ 115,173,642    $ 100,270,012
                                                     ==========    ========    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          848          39           16,857           50,264
 Units Redeemed ..................................         (155)         --          (12,562)         (48,560)
                                                     ----------    --------    -------------    -------------
 Net Increase (Decrease) .........................          693          39            4,295            1,704
                                                     ==========    ========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/Capital Guardian U.S. Equity
                                                   EQ/Capital Guardian Research (f)                (d)
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (851,878)   $   (900,463)   $  (1,662,284)    $ (1,667,131)
 Net realized gain (loss) on investments .........     (2,955,402)        610,470       (5,513,094)        (228,410)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (33,501,903)     (1,977,401)     (36,422,233)      (2,862,377)
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................    (37,309,183)     (2,267,394)     (43,597,611)      (4,757,918)
                                                    -------------    ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     34,261,661      12,182,882       58,633,350       25,290,701
  Transfers between funds including
   guaranteed interest account, net ..............    254,397,668      10,499,526       20,167,833       28,612,836
  Transfers for contract benefits and
   terminations ..................................     (6,864,899)     (3,185,564)      (9,236,208)      (7,197,442)
  Contract maintenance charges ...................       (216,013)        (79,856)        (247,456)        (175,605)
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    281,578,417      19,416,988       69,317,519       46,530,490
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         69,364        (242,590)          41,637         (504,106)
                                                    -------------    ------------    -------------     ------------
Increase (Decrease) in Net Assets ................    244,338,598      16,907,004       25,761,545       41,268,466
Net Assets - Beginning of Period .................     79,986,825      63,079,821      163,748,915      122,480,449
                                                    -------------    ------------    -------------     ------------
Net Assets - End of Period .......................  $ 324,325,423    $ 79,986,825    $ 189,510,460     $163,748,915
                                                    =============    ============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         36,416           3,450           13,601            7,438
 Units Redeemed ..................................         (3,083)         (1,635)          (4,903)          (2,890)
                                                    -------------    ------------    -------------     ------------
 Net Increase (Decrease) .........................         33,333           1,815            8,698            4,548
                                                    =============    ============    =============     ============


                                                      EQ/Emerging Markets Equity            EQ/Equity 500 Index
                                                   --------------------------------- ----------------------------------
                                                         2002             2001              2002             2001
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (877,203)  $     (868,453)  $    (2,094,725)  $  (3,405,605)
 Net realized gain (loss) on investments .........     (10,866,328)     (14,386,343)      (31,102,083)    (15,573,528)
 Change in unrealized appreciation
  (depreciation) of investments ..................       7,049,484       12,069,306      (112,402,812)    (69,530,444)
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................      (4,694,047)      (3,185,490)     (145,599,620)    (88,509,577)
                                                    --------------   --------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      11,299,112        3,840,082       147,227,196      67,351,957
  Transfers between funds including
   guaranteed interest account, net ..............         833,653         (306,134)       10,763,686      23,697,147
  Transfers for contract benefits and
   terminations ..................................      (3,971,064)      (2,928,532)      (36,136,589)    (36,993,228)
  Contract maintenance charges ...................        (128,539)        (105,692)       (1,182,549)     (1,111,561)
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       8,033,162          499,724       120,671,744      52,944,315
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......          30,673           37,885            21,143        (316,941)
                                                    --------------   --------------   ---------------   -------------
Increase (Decrease) in Net Assets ................       3,369,788       (2,647,881)      (24,906,733)    (35,882,203)
Net Assets - Beginning of Period .................      55,226,119       57,874,000       587,022,699     622,904,902
                                                    --------------   --------------   ---------------   -------------
Net Assets - End of Period .......................  $   58,595,907   $   55,226,119   $   562,115,966   $ 587,022,699
                                                    ==============   ==============   ===============   =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          21,982           56,420            13,432           8,132
 Units Redeemed ..................................         (20,686)         (56,231)           (7,334)         (6,112)
                                                    --------------   --------------   ---------------   -------------
 Net Increase (Decrease) .........................           1,296              189             6,098           2,020
                                                    ==============   ==============   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Evergreen Omega                EQ/FI Mid Cap
                                                   ------------------------------ --------------------------------
                                                         2002           2001            2002             2001
                                                   --------------- -------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (87,007)    $  (41,732)   $  (1,437,918)   $   (576,696)
 Net realized gain (loss) on investments .........      (669,832)      (129,112)      (3,639,341)     (1,101,571)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,002,395)      (491,855)     (15,186,215)     (2,116,069)
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    (1,759,234)      (662,699)     (20,263,474)     (3,794,336)
                                                    ------------     ----------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     7,561,160        895,529       48,533,850      25,388,152
  Transfers between funds including
   guaranteed interest account, net ..............     3,869,198        798,661       27,014,782      42,647,735
  Transfers for contract benefits and
   terminations ..................................      (378,925)       (81,376)      (6,568,178)     (2,587,977)
  Contract maintenance charges ...................        (6,513)        (4,067)        (173,983)        (50,941)
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    11,044,920      1,608,747       68,806,471      65,396,969
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......        50,246          5,793           36,186         (65,311)
                                                    ------------     ----------    -------------    ------------
Increase (Decrease) in Net Assets ................     9,335,932        951,841       48,579,183      61,537,322
Net Assets - Beginning of Period .................     4,352,995      3,401,154       80,817,487      19,280,165
                                                    ------------     ----------    -------------    ------------
Net Assets - End of Period .......................  $ 13,688,927     $4,352,995    $ 129,396,670    $ 80,817,487
                                                    ============     ==========    =============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         2,117            249           13,317          10,808
 Units Redeemed ..................................          (319)           (47)          (3,920)         (3,240)
                                                    ------------     ----------    -------------    ------------
 Net Increase (Decrease) .........................         1,798            202            9,397           7,568
                                                    ============     ==========    =============    ============


                                                      EQ/FI Small/Mid Cap Value               EQ/High Yield
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (947,516)   $   (171,632)   $  17,349,833    $  15,406,910
 Net realized gain (loss) on investments .........     (1,187,033)       (115,800)     (18,178,072)     (12,658,636)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (22,930,054)      2,117,299       (6,706,792)      (5,082,306)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (25,064,603)      1,829,867       (7,535,031)      (2,334,032)
                                                    -------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     74,289,618      22,747,265       46,510,134       21,803,378
  Transfers between funds including
   guaranteed interest account, net ..............     50,536,203      53,276,172       18,499,123       26,118,328
  Transfers for contract benefits and
   terminations ..................................     (8,678,442)     (2,307,377)     (16,262,108)     (14,369,421)
  Contract maintenance charges ...................       (217,462)        (48,653)        (408,210)        (347,233)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    115,929,917      73,667,407       48,338,939       33,205,052
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,558        (154,282)          32,871           (4,026)
                                                    -------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     90,904,872      75,651,556       40,836,779       30,866,994
Net Assets - Beginning of Period .................     83,058,625       7,407,069      187,858,513      156,991,519
                                                    -------------    ------------    -------------    -------------
Net Assets - End of Period .......................  $ 173,963,497    $ 83,058,625    $ 228,695,292    $ 187,858,513
                                                    =============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,320          10,087            4,970            3,694
 Units Redeemed ..................................         (5,238)         (3,314)          (2,773)          (2,283)
                                                    -------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         11,082           6,773            2,197            1,411
                                                    =============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/International Equity Index       EQ/J.P. Morgan Core Bond
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (258,604)  $     (892,321)  $  20,954,809    $  12,816,558
 Net realized gain (loss) on investments .........      (8,295,931)      (6,432,821)      6,579,757        9,751,943
 Change in unrealized appreciation
  (depreciation) of investments ..................      (3,297,608)     (12,951,181)     13,382,163       (3,825,080)
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (11,852,143)     (20,276,323)     40,916,729       18,743,421
                                                    --------------   --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      14,378,155        6,744,895     135,999,901       72,937,190
  Transfers between funds including
   guaranteed interest account, net ..............          17,451          367,469     126,166,096      123,801,934
  Transfers for contract benefits and
   terminations ..................................      (4,829,092)      (3,794,981)    (48,903,432)     (24,051,160)
  Contract maintenance charges ...................        (122,841)        (122,869)       (893,865)        (525,243)
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       9,443,673        3,194,514     212,368,700      172,162,721
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......          29,308           49,045          31,578          229,419
                                                    --------------   --------------   -------------    -------------
Increase (Decrease) in Net Assets ................      (2,379,162)     (17,032,764)    253,317,007      191,135,561
Net Assets - Beginning of Period .................      64,073,315       81,106,079     423,972,855      232,837,294
                                                    --------------   --------------   -------------    -------------
Net Assets - End of Period .......................  $   61,694,153   $   64,073,315   $ 677,289,862    $ 423,972,855
                                                    ==============   ==============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          20,241           51,876          30,983           29,177
 Units Redeemed ..................................         (18,871)         (51,351)        (14,302)         (14,674)
                                                    --------------   --------------   -------------    -------------
 Net Increase (Decrease) .........................           1,370              525          16,681           14,503
                                                    ==============   ==============   =============    =============


                                                       EQ/Janus Large Cap Growth        EQ/Lazard Small Cap Value
                                                   --------------------------------- --------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,189,407)   $     (867,933)  $  (1,330,658)   $  4,201,822
 Net realized gain (loss) on investments .........    (10,171,324)       (2,565,008)      3,970,249      11,476,931
 Change in unrealized appreciation
  (depreciation) of investments ..................    (18,110,980)      (11,091,745)    (38,636,586)      5,425,514
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    (29,471,711)      (14,524,686)    (35,996,995)     21,104,267
                                                    -------------    --------------   -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     25,558,312        30,151,640      67,703,323      15,817,191
  Transfers between funds including
   guaranteed interest account, net ..............     13,756,649        40,999,823      44,765,963      33,804,075
  Transfers for contract benefits and
   terminations ..................................     (5,903,712)       (3,456,492)    (11,923,925)     (7,551,653)
  Contract maintenance charges ...................       (123,829)          (46,585)       (436,138)       (271,417)
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     33,287,420        67,648,386     100,109,223      41,798,196
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         37,176            23,896          45,973          92,992
                                                    -------------    --------------   -------------    ------------
Increase (Decrease) in Net Assets ................      3,852,885        53,147,596      64,158,201      62,995,455
Net Assets - Beginning of Period .................     80,756,317        27,608,721     170,038,843     107,043,388
                                                    -------------    --------------   -------------    ------------
Net Assets - End of Period .......................  $  84,609,202    $   80,756,317   $ 234,197,044    $170,038,843
                                                    =============    ==============   =============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,053            12,036          14,653           9,756
 Units Redeemed ..................................         (5,392)           (2,636)         (6,173)         (6,073)
                                                    -------------    --------------   -------------    ------------
 Net Increase (Decrease) .........................          6,661             9,400           8,480           3,683
                                                    =============    ==============   =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Marsico Focus (a)         EQ/Mercury Basic Value Equity
                                                   ------------------------------- ---------------------------------
                                                         2002            2001            2002             2001
                                                   ---------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (544,667)    $   (6,502)   $    (263,958)    $  2,735,309
 Net realized gain (loss) on investments .........       (412,884)        31,959       (1,210,021)       4,757,253
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,855,670)        56,522      (26,018,785)      (2,366,287)
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (8,813,221)        81,979      (27,492,764)       5,126,275
                                                     ------------     ----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     82,598,315        665,417       59,306,786        9,854,864
  Transfers between funds including
   guaranteed interest account, net ..............     41,584,213      2,988,108       18,291,927       12,740,033
  Transfers for contract benefits and
   terminations ..................................     (2,070,396)        (6,464)      (8,192,079)      (5,666,808)
  Contract maintenance charges ...................        (40,492)        (1,529)        (330,059)        (289,133)
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    122,071,640      3,645,532       69,076,575       16,638,956
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         29,592          3,708           39,019           84,785
                                                     ------------     ----------    -------------     ------------
Increase (Decrease) in Net Assets ................    113,288,011      3,731,219       41,622,830       21,850,016
Net Assets - Beginning of Period .................      3,731,219             --      141,709,942      119,859,926
                                                     ------------     ----------    -------------     ------------
Net Assets - End of Period .......................   $117,019,230     $3,731,219    $ 183,332,772     $141,709,942
                                                     ============     ==========    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,939            402            7,070            2,326
 Units Redeemed ..................................         (1,433)           (89)          (2,328)          (1,327)
                                                     ------------     ----------    -------------     ------------
 Net Increase (Decrease) .........................         11,506            313            4,742              999
                                                     ============     ==========    =============     ============


                                                    EQ/MFS Emerging Growth Companies        EQ/MFS Investors Trust
                                                   ----------------------------------- ---------------------------------
                                                          2002              2001             2002             2001
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3,634,209)  $    (5,534,749)  $  (1,772,527)   $  (2,075,913)
 Net realized gain (loss) on investments .........      (75,535,498)      (66,397,965)    (12,204,635)      (2,628,857)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (35,630,856)     (120,673,056)    (33,916,677)     (32,810,025)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (114,800,563)     (192,605,770)    (47,893,839)     (37,514,795)
                                                    ---------------   ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       14,293,403        28,126,647      23,558,787       35,442,683
  Transfers between funds including
   guaranteed interest account, net ..............      (34,742,074)        2,544,644        (868,448)      34,320,600
  Transfers for contract benefits and
   terminations ..................................      (18,305,645)      (27,107,441)    (14,947,180)     (14,288,114)
  Contract maintenance charges ...................         (627,281)         (745,006)       (315,006)        (255,191)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (39,381,597)        2,818,844       7,428,153       55,219,978
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           34,274           142,191          47,668          (63,876)
                                                    ---------------   ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     (154,147,886)     (189,644,735)    (40,418,018)      17,641,307
Net Assets - Beginning of Period .................      343,251,913       532,896,648     209,512,482      191,871,175
                                                    ---------------   ---------------   -------------    -------------
Net Assets - End of Period .......................  $   189,104,027   $   343,251,913   $ 169,094,464    $ 209,512,482
                                                    ===============   ===============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           13,197            17,006           7,481           10,775
 Units Redeemed ..................................          (16,767)          (17,229)         (6,587)          (4,944)
                                                    ---------------   ---------------   -------------    -------------
 Net Increase (Decrease) .........................           (3,570)             (223)            894            5,831
                                                    ===============   ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Money Market
                                                   -----------------------------------
                                                          2002              2001
                                                   ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (1,090,994)  $    12,329,730
 Net realized gain (loss) on investments .........       (7,247,892)       (2,618,629)
 Change in unrealized appreciation
  (depreciation) of investments ..................        6,434,155           478,351
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,904,731)       10,189,452
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      370,679,931       306,174,021
  Transfers between funds including
   guaranteed interest account, net ..............      (57,533,259)      102,013,538
  Transfers for contract benefits and
   terminations ..................................     (248,787,451)     (166,978,112)
  Contract maintenance charges ...................         (779,510)         (542,699)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       63,579,711       240,666,748
                                                    ---------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           17,551            85,868
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       61,692,531       250,942,068
Net Assets - Beginning of Period .................      690,093,625       439,151,557
                                                    ---------------   ---------------
Net Assets - End of Period .......................  $   751,786,156   $   690,093,625
                                                    ===============   ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           84,388           168,610
 Units Redeemed ..................................          (82,349)         (160,532)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................            2,039             8,078
                                                    ===============   ===============


                                                    EQ/Putnam Growth & Income Value   EQ/Putnam International Equity
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (226,261)   $  (1,796,481)   $  (2,112,343)   $  (2,455,308)
 Net realized gain (loss) on investments .........    (14,227,809)      (2,066,312)     (35,922,448)     (22,660,422)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (76,308,492)     (32,248,776)     (14,030,184)     (53,140,728)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (90,762,562)     (36,111,569)     (52,064,975)     (78,256,458)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     35,773,017       45,042,742       41,826,129       30,109,101
  Transfers between funds including
   guaranteed interest account, net ..............      1,743,531       47,569,935       (5,432,489)       5,965,686
  Transfers for contract benefits and
   terminations ..................................    (30,903,681)     (32,946,187)     (17,675,488)     (17,567,664)
  Contract maintenance charges ...................     (1,007,376)        (922,657)        (712,399)        (696,770)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      5,605,491       58,743,833       18,005,753       17,810,353
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,055          269,805           47,126          200,543
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (85,118,016)      22,902,069      (34,012,096)     (60,245,562)
Net Assets - Beginning of Period .................    436,836,386      413,934,317      292,848,262      353,093,824
                                                    -------------    -------------    -------------    -------------
Net Assets - End of Period .......................  $ 351,718,370    $ 436,836,386    $ 258,836,166    $ 292,848,262
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,492           11,466           43,442          112,145
 Units Redeemed ..................................         (9,152)          (6,747)         (41,811)        (110,915)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................            340            4,719            1,631            1,230
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Putnam Voyager                 EQ/Small Company Index
                                                     -----------------------------------   ---------------------------------
                                                           2002               2001               2002              2001
                                                     ----------------   ----------------   ----------------   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $   (3,132,075)    $   (4,614,310)    $    (485,553)     $   (454,746)
 Net realized gain (loss) on investments .........       (29,844,308)       (18,145,343)       (1,654,768)       (3,298,637)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (45,740,981)       (81,301,297)      (12,383,948)        4,348,285
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................       (78,717,364)      (104,060,950)      (14,524,269)          594,902
                                                      --------------     --------------     -------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        17,509,993         20,342,389        24,794,118         4,767,656
  Transfers between funds including
   guaranteed interest account, net ..............       (21,478,033)         7,060,106         4,733,629         3,992,006
  Transfers for contract benefits and
   terminations ..................................       (18,311,605)       (22,315,008)       (4,001,647)       (3,243,488)
  Contract maintenance charges ...................          (724,930)          (788,500)         (132,359)         (107,448)
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (23,004,575)         4,298,987        25,393,741         5,408,726
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......            27,155            201,364            31,641          (961,859)
                                                      --------------     --------------     -------------      ------------
Increase (Decrease) in Net Assets ................      (101,694,784)       (99,560,599)       10,901,113         5,041,769
Net Assets - Beginning of Period .................       296,692,871        396,253,470        61,184,207        56,142,438
                                                      --------------     --------------     -------------      ------------
Net Assets - End of Period .......................    $  194,998,087     $  296,692,871     $  72,085,320      $ 61,184,207
                                                      ==============     ==============     =============      ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             4,370             15,769             4,784             3,997
 Units Redeemed ..................................            (6,558)           (15,641)           (1,942)           (3,476)
                                                      --------------     --------------     -------------      ------------
 Net Increase (Decrease) .........................            (2,188)               128             2,842               521
                                                      ==============     ==============     =============      ============

-------
(a) Commenced operations on September 4, 2001.

(b) A substitution of EQ/Evergreen Foundation and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

(c) Commenced operations on January 14, 2002.

(d) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(e) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(f) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(g) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(h) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1) :

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega(7)
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(8)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(6)
   o EQ/Small Company Index

   ----------

   (1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.

   (2) Formerly known as Lazard Large Cap Value.

   (3) Formerly known as Morgan Stanley Emerging Markets Equity.

   (4) Formerly known as EQ/Alliance High Yield.

   (5) Formerly known as MFS Growth with Income.

   (6) Formerly known as EQ/Putnam Investors Growth.

   (7) Formerly known as EQ/Evergreen.

   (8) Formerly known as EQ/Alliance Money Market.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Equitable Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Equitable Accumulator issued after April 1, 2002, Equitable Accumulator issued after May 1, 1997, Equitable Accumulator issued after March 1, 2000, Equitable Accumulators Elite, Plus and Select, Equitable Accumulator Elite II, Equitable Accumulator Select II deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. Equitable Accumulators issued after May 1, 1997, March 1, 2000 and April 1, 2002, Equitable Accumulator Select, Equitable Accumulator Select II, Equitable Accumulator Plus, and Equitable Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Express

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


1. Organization (Concluded)

   is offered with the same variable investment options for use as an NQ or IRA. Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. The Equitable Accumulators issued after May 1, 1997, March 1, 2000, and April 1, 2002 IRA, NQ, QP and TSA, the Equitable Accumulator Select, Equitable Accumulator Elite and Elite II IRA, NQ, QP and TSA, and the Equitable Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various Equitable Life variable annuity products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from the Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity option of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Elite, and Equitable Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable,

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


2. Significant Accounting Policies (Concluded)

   that are deducted annually under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Select, and Equitable Accumulator Elite.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:



                                                          Purchases          Sales
                                                      ---------------- ----------------
     AXA Premier VIP Core Bond .......................    $  213,437,242   $   10,509,924
     AXA Premier VIP Health Care .....................        29,950,936        3,401,246
     AXA Premier VIP International Equity ............        34,412,081        7,747,016
     AXA Premier VIP Large Cap Core Equity ...........        32,375,020        2,289,830
     AXA Premier VIP Large Cap Growth ................        56,847,216        3,563,488
     AXA Premier VIP Large Cap Value .................        62,050,454        2,917,965
     AXA Premier VIP Small/Mid Cap Growth ............        61,289,923        5,512,125
     AXA Premier VIP Small/Mid Cap Value .............        56,048,351        4,557,987
     AXA Premier VIP Technology ......................        21,679,671        7,092,523
     EQ/Aggressive Stock .............................        13,031,188       22,281,718
     EQ/Alliance Common Stock ........................        62,332,648      110,151,351
     EQ/Alliance Growth and Income ...................       116,236,206        4,073,862
     EQ/Alliance Immediate Government Securities .....       230,240,396       44,018,070
     EQ/Alliance International .......................        72,067,171       41,988,237
     EQ/Alliance Premier Growth ......................        54,508,938       61,026,260
     EQ/Alliance Quality Bond ........................        99,547,363        9,826,515
     EQ/Alliance Small Cap Growth ....................       559,366,151      544,373,686
     EQ/Alliance Technology ..........................        40,212,985       40,173,955
     EQ/Balanced .....................................       167,720,276       44,686,539
     EQ/Bernstein Diversified Value ..................       196,946,875       32,072,846
     EQ/Calvert Socially Responsible .................         6,341,445        1,583,962
     EQ/Capital Guardian International ...............       125,556,240       93,666,266
     EQ/Capital Guardian Research ....................       306,796,349       26,027,883
     EQ/Capital Guardian U.S. Equity .................        93,219,233       25,619,805
     EQ/Emerging Markets Equity ......................       129,463,732      122,267,526
     EQ/Equity 500 Index .............................       209,790,925       90,608,843
     EQ/Evergreen Omega ..............................        12,849,523        1,832,236
     EQ/FI MidCap ....................................        81,569,045       14,173,202
     EQ/FI Small/Mid Cap Value .......................       136,583,824       21,578,939
     EQ/High Yield ...................................       102,427,919       36,706,312
     EQ/International Equity Index ...................       157,817,307      148,537,637
     EQ/J.P. Morgan Core Bond ........................       306,054,929       69,053,395
     EQ/Janus Large Cap Growth .......................        46,786,208       14,634,175
     EQ/Lazard Small Cap Value .......................       133,171,136       32,779,962
     EQ/Marsico Focus ................................       128,191,911        6,632,937
     EQ/Mercury Basic Value Equity ...................        91,155,910       21,454,566
     EQ/MFS Emerging Growth Companies ................       114,204,951      157,188,840
     EQ/MFS Investors Trust ..........................        38,151,704       32,424,406
     EQ/Money Market .................................     1,834,645,898    1,772,229,883
     EQ/Putnam Growth & Income Value .................        69,374,206       63,954,738
     EQ/Putnam International Equity ..................       511,114,721      495,171,193
     EQ/Putnam Voyager ...............................        32,333,082       58,441,543
     EQ/Small Company Index ..........................        38,244,486       13,304,582

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Balanced, EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value; as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as a broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

     --------------------------------------------------------------------------------
     November 22, 2002     Removed Portfolio           Surviving Portfolio
     --------------------------------------------------------------------------------
                                                       EQ/Capital Guardian Research
                           EQ/MFS Research Portfolio   Portfolio
     --------------------------------------------------------------------------------
     Shares -- Class B      28,166,798                   28,318,252
     Value -- Class B     $247,678,229                 $247,678,229
     Net Assets before    $247,678,229                 $ 89,132,261
     Net Assets after                                  $336,810,490

     ------------------------------------------------------------------------------------
                         EQ/Alliance Growth Investors Portfolio    EQ/Balanced Portfolio
     ------------------------------------------------------------------------------------
     Shares -- Class B                    1,893,178                         2,046,157
     Value -- Class B                   $26,463,915                      $ 26,463,915
     Net Assets before                  $26,463,915                      $ 86,658,237
     Net Assets after                                                    $113,122,152
     ------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Concluded)


     -----------------------------------------------------------------------------------------------------------
     November 22, 2002 (Concluded)    Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/Alliance Global Portfolio         EQ/Alliance International Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                  1,327,647                             2,127,390
     Value -- Class B                 $15,620,807                          $ 15,620,807
     Net Assets before                $15,620,807                          $ 12,598,522
     Net Assets after                                                      $ 28,219,329
     -----------------------------------------------------------------------------------------------------------
     July 12, 2002                    Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/AXP New Dimensions                EQ/Capital Guardian U.S.
                                      Portfolio                            Equity Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    199,156                           143,629,467
     Value -- Class B                 $ 1,152,217                          $  1,152,217
     Net Assets before                $ 1,152,217                          $139,282,381
     Net Assets after                                                      $140,434,598
     -----------------------------------------------------------------------------------------------------------
                                      EQ/AXP Strategy                      EQ/Alliance Small
                                      Aggressive Portfolio                 Cap Growth Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    110,236                                34,389
     Value -- Class B                 $   328,529                          $    328,529
     Net Assets before                $   328,529                          $157,608,140
     Net Assets after                                                      $157,936,669
     -----------------------------------------------------------------------------------------------------------
     May 18, 2001                     Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/Evergreen Foundation
                                      Portfolio                            EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                  1,134,442
     Value -- Class B                 $10,743,100
     Net Assets before                $10,743,100
     -----------------------------------------------------------------------------------------------------------
                                      Mercury World Strategy Portfolio     EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    938,656
     Value -- Class B                 $ 9,208,212
     Net Assets before                $ 9,208,212
     -----------------------------------------------------------------------------------------------------------
     Total Impact                                                          EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                                                        1,217,578
     Value -- Class B                                                        19,951,312
     Net Assets before                                                     Not held before merger
     Net Assets after                                                      $ 19,951,312
-------------------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:



                                                                                 Asset-based                    Current     Maximum
                                                               Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                               Expense Risks       Charge          Charge        Charge     Charge
                                                              --------------- ---------------- -------------- ----------- ----------
     Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
     Equitable Accumulator Express ........................   0.70%           0.25%            --             0.95%       0.95%
     Accumulator and Rollover IRA issued before
       May 1, 1997 ........................................   0.90%           0.30%            --             1.20%       1.20%
     Equitable Accumulator issued after April 1, 2002 .....   0.75%           0.25%            0.20%          1.20%       1.20%
     Equitable Accumulator issued after May 1, 1997 .......   1.10%           0.25%            --             1.35%       1.35%
     Equitable Accumulator Plus ...........................   0.90%           0.25%            0.25%          1.40%       1.40%
     Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
     Equitable Accumulator Elite, Plus, Select ............   1.10%           0.25%            0.25%          1.60%       1.60%
     Equitable Accumulator Select .........................   1.10%           0.25%            0.35%          1.70%       1.70%
     Equitable Accumulator Elite II .......................   1.10%           0.25%            0.45%          1.80%       1.80%
     Equitable Accumulator Select II ......................   1.10%           0.35%            0.45%          1.90%       1.90%

   The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................      $  10.76     --       --       --       --
0.95% Class B (m) ..........................................      $  10.71     --       --       --       --
1.20% Class B (m) ..........................................      $  10.69     --       --       --       --
1.35% Class B (m) ..........................................      $  10.67     --       --       --       --
1.40% Class B (m) ..........................................      $  10.67     --       --       --       --
1.55% Class B (m) ..........................................      $  10.65     --       --       --       --
1.60% Class B (m) ..........................................      $  10.64     --       --       --       --
1.70% Class B (m) ..........................................      $  10.63     --       --       --       --
1.80% Class B (m) ..........................................      $  10.62     --       --       --       --
1.90% Class B (m) ..........................................      $  10.61     --       --       --       --
Net Assets (000's) .........................................      $204,776     --       --       --       --
Investment Income Ratio Class B** ..........................          5.63%    --       --       --       --
Number of units outstanding, end of period (000's) .........        19,201     --       --       --       --
Total Return
 Lowest 1.90% ..............................................          4.02%    --       --       --       --
 Highest 0.50% .............................................          5.39%    --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   7.97      --       --       --       --
0.95% Class B (m) ..........................................     $   7.93      --       --       --       --
1.20% Class B (m) ..........................................     $   7.91      --       --       --       --
1.35% Class B (m) ..........................................     $   7.90      --       --       --       --
1.40% Class B (m) ..........................................     $   7.89      --       --       --       --
1.55% Class B (m) ..........................................     $   7.88      --       --       --       --
1.60% Class B (m) ..........................................     $   7.88      --       --       --       --
1.70% Class B (m) ..........................................     $   7.87      --       --       --       --
1.80% Class B (m) ..........................................     $   7.86      --       --       --       --
1.90% Class B (m) ..........................................     $   7.85      --       --       --       --
Net Assets (000's) .........................................     $ 25,215      --       --       --       --
Investment Income Ratio Class B** ..........................          --       --       --       --       --
Number of units outstanding, end of period (000's) .........        3,195      --       --       --       --
Total Return
 Lowest 1.90% ..............................................       (20.63)%    --       --       --       --
 Highest 0.50% .............................................       (19.41)%    --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   7.87      --       --       --       --
0.95% Class B (m) ..........................................     $   7.84      --       --       --       --
1.20% Class B (m) ..........................................     $   7.82      --       --       --       --
1.35% Class B (m) ..........................................     $   7.81      --       --       --       --
1.40% Class B (m) ..........................................     $   7.80      --       --       --       --
1.55% Class B (m) ..........................................     $   7.79      --       --       --       --
1.60% Class B (m) ..........................................     $   7.79      --       --       --       --
1.70% Class B (m) ..........................................     $   7.78      --       --       --       --
1.80% Class B (m) ..........................................     $   7.77      --       --       --       --
1.90% Class B (m) ..........................................     $   7.76      --       --       --       --
Net Assets (000's) .........................................     $ 25,053      --       --       --       --
Investment Income Ratio Class B** ..........................          --       --       --       --       --
Number of units outstanding, end of period (000's) .........        3,212      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               -------------------------------------------------
                                                                    2002         2001     2000     1999     1998
                                                                   ------       ------   ------   ------   -----
AXA Premier VIP International Equity (Concluded)
------------------------------------------------
Total Return
 Lowest 1.90% ..............................................        (19.75)%    --       --       --       --
 Highest 0.50% .............................................        (18.61)%    --       --       --       --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    7.71      --       --       --       --
0.95% Class B (m) ..........................................     $    7.67      --       --       --       --
1.20% Class B (m) ..........................................     $    7.65      --       --       --       --
1.35% Class B (m) ..........................................     $    7.64      --       --       --       --
1.40% Class B (m) ..........................................     $    7.64      --       --       --       --
1.55% Class B (m) ..........................................     $    7.63      --       --       --       --
1.60% Class B (m) ..........................................     $    7.62      --       --       --       --
1.70% Class B (m) ..........................................     $    7.61      --       --       --       --
1.80% Class B (m) ..........................................     $    7.61      --       --       --       --
1.90% Class B (m) ..........................................     $    7.60      --       --       --       --
Net Assets (000's) .........................................     $  28,181      --       --       --       --
Investment Income Ratio Class B** ..........................          0.49%     --       --       --       --
Number of units outstanding, end of period (000's) .........         3,689      --       --       --       --
Total Return
 Lowest 1.90% ..............................................        (23.69)%    --       --       --       --
 Highest 0.50% .............................................        (22.59)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    6.84      --       --       --       --
0.95% Class B (m) ..........................................     $    6.81      --       --       --       --
1.20% Class B (m) ..........................................     $    6.80      --       --       --       --
1.35% Class B (m) ..........................................     $    6.79      --       --       --       --
1.40% Class B (m) ..........................................     $    6.78      --       --       --       --
1.55% Class B (m) ..........................................     $    6.77      --       --       --       --
1.60% Class B (m) ..........................................     $    6.77      --       --       --       --
1.70% Class B (m) ..........................................     $    6.76      --       --       --       --
1.80% Class B (m) ..........................................     $    6.76      --       --       --       --
1.90% Class B (m) ..........................................     $    6.75      --       --       --       --
Net Assets (000's) .........................................     $  49,222      --       --       --       --
Investment Income Ratio Class B** ..........................            --      --       --       --       --
Number of units outstanding, end of period (000's) .........         7,258      --       --       --       --
Total Return
 Lowest 1.90% ..............................................        (30.98)%    --       --       --       --
 Highest 0.50% .............................................        (30.13)%    --       --       --       --

AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    7.98      --       --       --       --
0.95% Class B (m) ..........................................     $    7.94      --       --       --       --
1.20% Class B (m) ..........................................     $    7.92      --       --       --       --
1.35% Class B (m) ..........................................     $    7.91      --       --       --       --
1.40% Class B (m) ..........................................     $    7.90      --       --       --       --
1.55% Class B (m) ..........................................     $    7.89      --       --       --       --
1.60% Class B (m) ..........................................     $    7.89      --       --       --       --
1.70% Class B (m) ..........................................     $    7.88      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Value (Concluded)
-------------------------------------------
1.80% Class B (m) ............................................     $   7.87      --       --       --       --
1.90% Class B (m) ............................................     $   7.86      --       --       --       --
Net Assets (000's) ...........................................     $ 55,122      --       --       --       --
Investment Income Ratio Class B** ............................         1.00%     --       --       --       --
Number of units outstanding, end of period (000's) ...........        6,974      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (20.04)%    --       --       --       --
 Highest 0.50% ...............................................       (18.82)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   6.25      --       --       --       --
0.95% Class B (m) ............................................     $   6.22      --       --       --       --
1.20% Class B (m) ............................................     $   6.21      --       --       --       --
1.35% Class B (m) ............................................     $   6.20      --       --       --       --
1.40% Class B (m) ............................................     $   6.20      --       --       --       --
1.55% Class B (m) ............................................     $   6.19      --       --       --       --
1.60% Class B (m) ............................................     $   6.18      --       --       --       --
1.70% Class B (m) ............................................     $   6.18      --       --       --       --
1.80% Class B (m) ............................................     $   6.17      --       --       --       --
1.90% Class B (m) ............................................     $   6.16      --       --       --       --
Net Assets (000's) ...........................................     $ 51,568      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        8,322      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (37.46)%    --       --       --       --
 Highest 0.50% ...............................................       (36.61)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   7.43      --       --       --       --
0.95% Class B (m) ............................................     $   7.40      --       --       --       --
1.20% Class B (m) ............................................     $   7.38      --       --       --       --
1.35% Class B (m) ............................................     $   7.37      --       --       --       --
1.40% Class B (m) ............................................     $   7.37      --       --       --       --
1.55% Class B (m) ............................................     $   7.35      --       --       --       --
1.60% Class B (m) ............................................     $   7.35      --       --       --       --
1.70% Class B (m) ............................................     $   7.34      --       --       --       --
1.80% Class B (m) ............................................     $   7.34      --       --       --       --
1.90% Class B (m) ............................................     $   7.33      --       --       --       --
Net Assets (000's) ...........................................     $ 48,169      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        6,540      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (24.59)%    --       --       --       --
 Highest 0.50% ...............................................       (23.64)%    --       --       --       --

AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   5.71      --       --       --       --
0.95% Class B (m) ............................................     $   5.69      --       --       --       --
1.20% Class B (m) ............................................     $   5.67      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       Years Ended December 31,
                                                               --------------------------------------------------------------------
                                                                    2002          2001           2000         1999          1998
                                                               ------------- -------------  ------------- ------------ ------------
AXA Premier VIP Technology (Concluded)
--------------------------------------
1.35% Class B (m) ............................................   $   5.66            --             --            --           --
1.40% Class B (m) ............................................   $   5.66            --             --            --           --
1.55% Class B (m) ............................................   $   5.65            --             --            --           --
1.60% Class B (m) ............................................   $   5.65            --             --            --           --
1.70% Class B (m) ............................................   $   5.64            --             --            --           --
1.80% Class B (m) ............................................   $   5.64            --             --            --           --
1.90% Class B (m) ............................................   $   5.63            --             --            --           --
Net Assets (000's) ...........................................   $ 13,072            --             --            --           --
Investment Income Ratio Class B** ............................         --            --             --            --           --
Number of units outstanding, end of period (000's) ...........      2,311            --             --            --           --
Total Return
 Lowest 1.90% ................................................     (44.75)%          --             --            --           --
 Highest 0.50% ...............................................     (44.02)%          --             --            --           --

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  41.54      $  58.69       $  78.83            --           --
0.95% Class B (e) ............................................   $  38.47      $  54.60       $  73.67      $  85.83           --
1.20% Class B ................................................   $  36.85      $  52.44       $  70.94      $  82.86      $ 70.74
1.35% Class B ................................................   $  35.92      $  51.19       $  69.35      $  81.12      $ 69.37
1.40% Class B (n) ............................................   $  35.61            --             --            --           --
1.55% Class B (f) ............................................   $  34.70      $  49.56       $  67.28            --           --
1.60% Class B ................................................   $  34.41      $  49.16       $  66.77      $  78.30      $ 67.13
1.70% Class B (n) ............................................   $  33.82            --             --            --           --
1.80% Class B (b) ............................................   $  33.24      $  47.59             --            --           --
1.90% Class B (b) ............................................   $  32.67      $  46.83             --            --           --
Net Assets (000's) ...........................................   $ 60,793      $ 96,588       $135,269      $123,032      $85,029
Investment Income Ratio Class B** ............................       0.01%         0.28%          0.17%         0.14%        0.40%
Number of units outstanding, end of period (000's) ...........      1,711         1,907          1,965         1,517        1,221
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (30.23)%       13.23%        (14.73)%       16.64%       (1.55)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (29.22)%      (25.55)%       (13.77)%       17.42%       (1.16)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $ 180.32      $ 271.84       $ 306.09            --           --
0.95% Class B (e) ............................................   $ 159.61      $ 241.72       $ 273.42      $ 321.89           --
1.20% Class B ................................................   $ 149.11      $ 226.39       $ 256.74      $ 303.01     $ 245.58
1.35% Class B ................................................   $ 143.14      $ 217.65       $ 247.21      $ 292.20     $ 237.18
1.40% Class B (n) ............................................   $ 141.20            --             --            --           --
1.55% Class B (f) ............................................   $ 135.53      $ 206.51       $ 235.03            --           --
1.60% Class B ................................................   $ 133.70      $ 203.81       $ 232.08      $ 275.01     $ 223.79
1.70% Class B (n) ............................................   $ 130.09            --             --            --           --
1.80% Class B (b) ............................................   $ 126.58      $ 193.35             --            --           --
1.90% Class B (b) ............................................   $ 123.15      $ 188.32             --            --           --
Net Assets (000's) ...........................................   $453,046      $743,618       $846,591      $817,163     $430,048
Investment Income Ratio Class B** ............................       0.05%         2.15%          0.45%         0.58%        0.35%
Number of units outstanding, end of period (000's) ...........      3,226         3,478          3,465         2,804        1,807
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (34.61)%        9.33%        (15.61)%       22.89%       26.99%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (33.67)%      (11.19)%       (14.67)%       23.70%       27.51%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $  21.46      --       --       --       --
0.95% Class B (m) ..........................................     $  20.58      --       --       --       --
1.20% Class B (m) ..........................................     $  20.11      --       --       --       --
1.35% Class B (m) ..........................................     $  19.83      --       --       --       --
1.40% Class B (m) ..........................................     $  19.73      --       --       --       --
1.55% Class B (m) ..........................................     $  19.46      --       --       --       --
1.60% Class B (m) ..........................................     $  19.37      --       --       --       --
1.70% Class B (m) ..........................................     $  19.19      --       --       --       --
1.80% Class B (m) ..........................................     $  19.01      --       --       --       --
1.90% Class B (m) ..........................................     $  18.83      --       --       --       --
Net Assets (000's) .........................................     $104,247      --       --       --       --
Investment Income Ratio Class B** ..........................         2.86%     --       --       --       --
Number of units outstanding, end of period (000's) .........        5,280      --       --       --       --
Total Return
 Lowest 1.90% ..............................................       (21.21)%    --       --       --       --
 Highest 0.50% .............................................       (20.16)%    --       --       --       --

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $  20.36      --       --       --       --
0.95% Class B (m) ..........................................     $  19.30      --       --       --       --
1.20% Class B (m) ..........................................     $  18.73      --       --       --       --
1.35% Class B (m) ..........................................     $  18.40      --       --       --       --
1.40% Class B (m) ..........................................     $  18.29      --       --       --       --
1.55% Class B (m) ..........................................     $  17.97      --       --       --       --
1.60% Class B (m) ..........................................     $  17.86      --       --       --       --
1.70% Class B (m) ..........................................     $  17.65      --       --       --       --
1.80% Class B (m) ..........................................     $  17.44      --       --       --       --
1.90% Class B (m) ..........................................     $  17.23      --       --       --       --
Net Assets (000's) .........................................     $183,406      --       --       --       --
Investment Income Ratio Class B** ..........................        10.01%     --       --       --       --
Number of units outstanding, end of period (000's) .........       10,061      --       --       --       --
Total Return
 Lowest 1.90% ..............................................         7.22%     --       --       --       --
 Highest 0.50% .............................................         8.41%     --       --       --       --

EQ/Alliance International (s)
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   9.14      --       --       --       --
0.95% Class B (m) ..........................................     $   8.82      --       --       --       --
1.20% Class B (m) ..........................................     $   8.65      --       --       --       --
1.35% Class B (m) ..........................................     $   8.55      --       --       --       --
1.40% Class B (m) ..........................................     $   8.52      --       --       --       --
1.55% Class B (m) ..........................................     $   8.42      --       --       --       --
1.60% Class B (m) ..........................................     $   8.38      --       --       --       --
1.70% Class B (m) ..........................................     $   8.32      --       --       --       --
1.80% Class B (m) ..........................................     $   8.25      --       --       --       --
1.90% Class B (m) ..........................................     $   8.19      --       --       --       --
Net Assets (000's) .........................................     $ 29,069      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000         1999         1998
                                                               -------------- ------------ ------------- ------------ -----------
EQ/Alliance International (s) (Concluded)
-----------------------------------------
Number of units outstanding, end of period (000's) ...........       3,406            --           --            --          --
Total Return
 Lowest 1.90% ................................................      (10.49)%          --           --            --          --
 Highest 0.50% ...............................................       (9.33)%          --           --            --          --

EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    4.99      $   7.29      $  9.63            --          --
0.95% Class B (e) ............................................   $    4.91      $   7.20      $  9.56       $ 11.82          --
1.20% Class B (d) ............................................   $    4.86      $   7.15      $  9.52       $ 11.80          --
1.35% Class B (d) ............................................   $    4.84      $   7.12      $  9.49       $ 11.79          --
1.40% Class B (n) ............................................   $    4.83            --           --            --          --
1.55% Class B (f) ............................................   $    4.80      $   7.08      $  9.46            --          --
1.60% Class B (d) ............................................   $    4.79      $   7.07      $  9.45       $ 11.77          --
1.70% Class B (n) ............................................   $    4.77            --           --            --          --
1.80% Class B (b) ............................................   $    4.76      $   7.03           --            --          --
1.90% Class B (b) ............................................   $    4.74      $   7.02           --            --          --
Net Assets (000's) ...........................................   $ 232,039      $347,643     $388,954      $168,756          --
Investment Income Ratio Class B** ............................          --          0.01%        0.79%         0.73%         --
Number of units outstanding, end of period (000's) ...........      48,237        49,585       41,078        14,323          --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (32.48)%        4.83%      (19.71)%       17.72%         --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (31.55)%      (24.30)%     (18.80)%       18.24%         --

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................   $   16.46            --           --            --          --
0.95% Class B (m) ............................................   $   15.78            --           --            --          --
1.20% Class B (m) ............................................   $   15.42            --           --            --          --
1.35% Class B (m) ............................................   $   15.20            --           --            --          --
1.40% Class B (m) ............................................   $   15.13            --           --            --          --
1.55% Class B (m) ............................................   $   14.92            --           --            --          --
1.60% Class B (m) ............................................   $   14.85            --           --            --          --
1.70% Class B (m) ............................................   $   14.71            --           --            --          --
1.80% Class B (m) ............................................   $   14.58            --           --            --          --
1.90% Class B (m) ............................................   $   14.44            --           --            --          --
Net Assets (000's) ...........................................   $  89,679            --           --            --          --
Investment Income Ratio Class B** ............................        7.92%           --           --            --          --
Number of units outstanding, end of period (000's) ...........       5,930            --           --            --          --
Total Return
 Lowest 1.90% ................................................        4.49%           --           --            --          --
 Highest 0.50% ...............................................        5.92%           --           --            --          --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   10.32      $  14.86     $  17.22            --          --
0.95% Class B (e) ............................................   $   10.05      $  14.55     $  16.93      $  15.04          --
1.20% Class B ................................................   $    9.91      $  14.38     $  16.78      $  14.94     $ 11.85
1.35% Class B ................................................   $    9.83      $  14.28     $  16.68      $  14.88     $ 11.82
1.40% Class B (n) ............................................   $    9.80            --           --            --          --
1.55% Class B (f) ............................................   $    9.71      $  14.14     $  16.56            --          --
1.60% Class B ................................................   $    9.69      $  14.11     $  16.53      $  14.78     $ 11.77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                      Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001          2000          1999          1998
                                                               ------------- ------------- ------------- ------------- -------------
EQ/Alliance Small Cap Growth (q) (Concluded)
--------------------------------------------
1.70% Class B (n) ............................................   $   9.63            --             --            --           --
1.80% Class B (b) ............................................   $   9.57      $  13.98             --            --           --
1.90% Class B (b) ............................................   $   9.52      $  13.91             --            --           --
Net Assets (000's) ...........................................   $160,910      $209,134      $ 230,265     $ 115,688     $ 75,806
Investment Income Ratio Class B** ............................         --          1.04%            --            --           --
Number of units outstanding, end of period (000's) ...........     16,457        14,714         13,841         7,780        6,414
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (31.56)%       14.37%         11.84%        25.57%       (5.99)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (30.55)%      (13.70)%        13.08%        26.41%       (5.58)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   2.95      $   5.00      $    6.65            --           --
0.95% Class B (g) ............................................   $   2.91      $   4.96      $    6.63            --           --
1.20% Class B (g) ............................................   $   2.89      $   4.94      $    6.62            --           --
1.35% Class B (g) ............................................   $   2.88      $   4.93      $    6.61            --           --
1.40% Class B (n) ............................................   $   2.88            --             --            --           --
1.55% Class B (g) ............................................   $   2.86      $   4.91      $    6.61            --           --
1.60% Class B (g) ............................................   $   2.86      $   4.91      $    6.60            --           --
1.70% Class B (n) ............................................   $   2.85            --             --            --           --
1.80% Class B (b) ............................................   $   2.84      $   4.89             --            --           --
1.90% Class B (b) ............................................   $   2.84      $   4.88             --            --           --
Net Assets (000's) ...........................................   $ 60,201      $102,608      $  90,127            --           --
Investment Income Ratio Class B** ............................         --          0.01%            --            --           --
Number of units outstanding, end of period (000's) ...........     20,996        20,883         13,643            --           --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (41.80)%       21.23%        (33.97)%          --           --
 Highest 0.50%, 0.50%, 0.50% .................................     (41.00)%      (24.81)%       (33.48)%          --           --

EQ/Balanced (k)(s)
------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (n) ............................................   $  40.59            --             --            --           --
0.95% Class B (k) ............................................   $  37.59      $  43.48             --            --           --
1.20% Class B (n) ............................................   $  36.01            --             --            --           --
1.35% Class B (k) ............................................   $  35.10      $  40.77             --            --           --
1.40% Class B (n) ............................................   $  34.80            --             --            --           --
1.55% Class B (k) ............................................   $  33.91      $  39.47             --            --           --
1.60% Class B (k) ............................................   $  33.62      $  39.15             --            --           --
1.70% Class B (n) ............................................   $  33.05            --             --            --           --
1.80% Class B (b) ............................................   $  32.48      $  37.90             --            --           --
1.90% Class B (b) ............................................   $  31.93      $  37.29             --            --           --
Net Assets (000's) ...........................................   $137,208      $ 20,337             --            --           --
Investment Income Ratio Class B** ............................       2.19%         3.88%            --            --           --
Number of units outstanding, end of period (000's) ...........      3,929           507             --            --           --
Total Return
 Lowest 1.90%, 1.90% .........................................     (14.37)%        5.14%            --            --           --
 Highest 0.50%, 0.95% ........................................     (11.86)%       (5.55)%           --            --           --

EQ/Bernstein Diversified Value
------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  10.58      $  12.31      $   12.01            --           --
0.95% Class B (e) ............................................   $  10.35      $  12.09      $   11.84      $  12.20           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001          2000         1999         1998
                                                               ------------- ------------ ------------- ------------ -----------
EQ/Bernstein Diversified Value (Concluded)
------------------------------------------
1.20% Class B (a) ............................................   $  10.22      $  11.97     $  11.75      $  12.13     $ 11.86
1.35% Class B (a) ............................................   $  10.14      $  11.90     $  11.70      $  12.10     $ 11.84
1.40% Class B (n) ............................................   $  10.11            --           --            --          --
1.55% Class B (f) ............................................   $  10.04      $  11.80     $  11.63            --          --
1.60% Class B (a) ............................................   $  10.01      $  11.78     $  11.61      $  12.04     $ 11.81
1.70% Class B (n) ............................................   $   9.96            --           --            --          --
1.80% Class B (b) ............................................   $   9.91      $  11.68           --            --          --
1.90% Class B (b) ............................................   $   9.86      $  11.64           --            --          --
Net Assets (000's) ...........................................   $373,343      $256,192     $174,965      $133,082     $71,422
Investment Income Ratio Class B** ............................       1.59%         1.05%        0.89%         2.97%       1.04%
Number of units outstanding, end of period (000's) ...........     36,996        21,630       14,989        11,006       6,033
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (15.29)%        7.18%       (3.57)%        1.95%      18.14%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (14.05)%        2.50%       (2.45)%        2.55%      18.62%

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (l) ............................................   $   6.48      $   8.85           --            --          --
0.95% Class B (l) ............................................   $   6.38      $   8.76           --            --          --
1.20% Class B (l) ............................................   $   6.33      $   8.70           --            --          --
1.35% Class B (l) ............................................   $   6.29      $   8.67           --            --          --
1.40% Class B (n) ............................................   $   6.28            --           --            --          --
1.55% Class B (l) ............................................   $   6.25      $   8.63           --            --          --
1.60% Class B (l) ............................................   $   6.24      $   8.62           --            --          --
1.70% Class B (n) ............................................   $   6.22            --           --            --          --
1.80% Class B (b) ............................................   $   6.20      $   8.58           --            --          --
1.90% Class B (b) ............................................   $   6.18      $   8.56           --            --          --
Net Assets (000's) ...........................................   $  4,578      $    328           --            --          --
Investment Income Ratio Class B** ............................         --            --           --            --          --
Number of units outstanding, end of period (000's) ...........        731            38           --            --          --
Total Return
 Lowest 1.90%, 1.90% .........................................     (27.80)%        7.16%          --            --          --
 Highest 0.50%, 0.50% ........................................     (26.78)%        2.89%          --            --          --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.52      $   8.90     $  11.30            --          --
0.95% Class B (e) ............................................   $   7.40      $   8.79     $  11.22      $  14.00          --
1.20% Class B (d) ............................................   $   7.33      $   8.73     $  11.17      $  13.97          --
1.35% Class B (d) ............................................   $   7.29      $   8.69     $  11.14      $  13.96          --
1.40% Class B (n) ............................................   $   7.27            --           --            --          --
1.55% Class B (f) ............................................   $   7.23      $   8.65     $  11.10            --          --
1.60% Class B (d) ............................................   $   7.22      $   8.64     $  11.09      $  13.93          --
1.70% Class B (n) ............................................   $   7.19            --           --            --          --
1.80% Class B (b) ............................................   $   7.16      $   8.59           --            --          --
1.90% Class B (b) ............................................   $   7.14      $   8.57           --            --          --
Net Assets (000's) ...........................................   $114,882      $ 99,965     $109,358      $ 38,743          --
Investment Income Ratio Class B** ............................       1.42%         1.77%        0.47%           --          --
Number of units outstanding, end of period (000's) ...........     15,843        11,548        9,845         2,778          --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (16.69)%        7.25%      (20.39)%       39.35%         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               -------------------------------------------------------------------
                                                                    2002           2001           2000          1999       1998
                                                               -------------- --------------  ------------- ----------- ----------
EQ/Capital Guardian International (Concluded)
---------------------------------------------
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (15.51)%       (21.24)%       (19.50)%      39.96%        --

EQ/Capital Guardian Research (r)
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    8.22      $   10.97      $   11.25           --         --
0.95% Class B (e) ............................................   $    8.08      $   10.83      $   11.16      $ 10.64         --
1.20% Class B (d) ............................................   $    8.01      $   10.76      $   11.12      $ 10.62         --
1.35% Class B (d) ............................................   $    7.97      $   10.72      $   11.09      $ 10.61         --
1.40% Class B (n) ............................................   $    7.95             --             --           --         --
1.55% Class B (f) ............................................   $    7.91      $   10.66      $   11.05           --         --
1.60% Class B (d) ............................................   $    7.89      $   10.65      $   11.04      $ 10.60         --
1.70% Class B (n) ............................................   $    7.86             --             --           --         --
1.80% Class B (b) ............................................   $    7.83      $   10.59             --           --         --
1.90% Class B (b) ............................................   $    7.80      $   10.56             --           --         --
Net Assets (000's) ...........................................   $ 324,026      $  79,895      $  62,742      $20,913         --
Investment Income Ratio Class B** ............................        0.43%          0.22%          1.69%        0.42%        --
Number of units outstanding, end of period (000's) ...........      40,818          7,485          5,673        1,972         --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (26.14)%        11.48%          4.15%        5.95%        --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (25.07)%        (2.49)%         5.38%        6.42%        --

EQ/Capital Guardian U.S. Equity (p)
-----------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    7.89      $   10.39      $   10.66           --         --
0.95% Class B (e) ............................................   $    7.76      $   10.26      $   10.58      $ 10.31         --
1.20% Class B (d) ............................................   $    7.69      $   10.20      $   10.53      $ 10.29         --
1.35% Class B (d) ............................................   $    7.65      $   10.15      $   10.50      $ 10.28         --
1.40% Class B (n) ............................................   $    7.63             --             --           --         --
1.55% Class B (f) ............................................   $    7.59      $   10.10      $   10.47           --         --
1.60% Class B (d) ............................................   $    7.57      $   10.09      $   10.46      $ 10.26         --
1.70% Class B (n) ............................................   $    7.55             --             --           --         --
1.80% Class B (b) ............................................   $    7.52      $   10.03             --           --         --
1.90% Class B (b) ............................................   $    7.49      $   10.00             --           --         --
Net Assets (000's) ...........................................   $ 189,328      $ 163,523      $ 121,719      $54,949         --
Investment Income Ratio Class B** ............................        0.42%          0.32%          2.33%        1.28%        --
Number of units outstanding, end of period (000's) ...........      24,868         16,170         11,617        5,350         --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (25.10)%        12.51%          1.95%        2.62%        --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (24.06)%        (2.53)%         3.07%        3.07%        --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    5.94      $    6.34      $    6.72           --         --
0.95% Class B (e) ............................................   $    5.80      $    6.22      $    6.62      $ 11.15         --
1.20% Class B (a) ............................................   $    5.72      $    6.15      $    6.56      $ 11.08     $ 5.73
1.35% Class B (a) ............................................   $    5.67      $    6.11      $    6.53      $ 11.04     $ 5.72
1.40% Class B (n) ............................................   $    5.66             --             --           --         --
1.55% Class B (f) ............................................   $    5.61      $    6.06      $    6.49           --         --
1.60% Class B (a) ............................................   $    5.59      $    6.04      $    6.47      $ 10.97     $ 5.70
1.70% Class B (n) ............................................   $    5.56             --             --           --         --
1.80% Class B (b) ............................................   $    5.53      $    5.99             --           --         --
1.90% Class B (b) ............................................   $    5.50      $    5.96             --           --         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                      Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001         2000          1999          1998
                                                               ------------- ------------- ------------- ------------ --------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
Net Assets (000's) ...........................................   $ 58,530      $ 55,188     $  57,855      $ 53,732     $   11,574
Investment Income Ratio Class B** ............................         --            --            --            --             --
Number of units outstanding, end of period (000's) ...........     10,375         9,079         8,892         4,873          2,042
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (7.72)%       27.64%       (41.02)%       92.46%        (28.19)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (6.31)%       (5.65)%      (40.34)%       93.89%        (27.90)%

EQ/Equity 500 Index (j)
-----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  20.16      $  26.11     $   29.88            --             --
0.95% Class B (g) ............................................   $  19.37      $  25.20     $   28.97            --             --
1.20% Class B (g) ............................................   $  18.94      $  24.71     $   28.47            --             --
1.35% Class B ................................................   $  18.69      $  24.41     $   28.18      $  31.67     $    26.73
1.40% Class B (n) ............................................   $  18.61            --            --            --             --
1.55% Class B (g) ............................................   $  18.36      $  24.03     $   27.79            --             --
1.60% Class B (g) ............................................   $  18.28      $  23.93     $   27.69            --             --
1.70% Class B (n) ............................................   $  18.11            --            --            --             --
1.80% Class B (b) ............................................   $  17.95      $  23.56            --            --             --
1.90% Class B (b) ............................................   $  17.79      $  23.37            --            --             --
Net Assets (000's) ...........................................   $561,948      $586,435     $ 622,118            --             --
Investment Income Ratio Class B** ............................       1.04%         0.85%         1.96%         0.91%          0.90%
Number of units outstanding, end of period (000's) ...........     30,324        24,226        22,202            --             --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.35%, 1.35% ....................     (23.88)%        7.81%       (11.24)%       18.48%         26.03%
 Highest 0.50%, 0.50%, 0.50%, 1.35%, 1.35% ...................     (22.79)%      (12.62)%      (10.26)%       18.48%         26.03%

EQ/Evergreen Omega
------------------
Unit Value 0.95% to 1.90%*
0.50% Class B (n) ............................................   $   5.99            --            --            --             --
0.95% Class B (e) ............................................   $   5.88      $   7.81     $    9.50      $  10.87             --
1.20% Class B (n) ............................................   $   5.82            --            --            --             --
1.35% Class B (c) ............................................   $   5.79      $   7.72     $    9.43      $  10.82             --
1.40% Class B (n) ............................................   $   5.77            --            --            --             --
1.55% Class B (f) ............................................   $   5.74      $   7.67     $    9.39            --             --
1.60% Class B (c) ............................................   $   5.73      $   7.66     $    9.38      $  10.80             --
1.70% Class B (n) ............................................   $   5.70            --            --            --             --
1.80% Class B (b) ............................................   $   5.68      $   7.61            --            --             --
1.90% Class B (b) ............................................   $   5.66      $   7.59            --            --             --
Net Assets (000's) ...........................................   $ 13,052      $  3,565     $   2,455      $  1,050             --
Investment Income Ratio Class B** ............................         --          0.01%         0.30%         0.66%            --
Number of units outstanding, end of period (000's) ...........      2,262           464           261            97             --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (25.43)%        8.89%       (13.15)%        7.97%            --
 Highest 0.50%, 0.95%, 0.95%, 0.95% ..........................     (24.37)%      (17.79)%      (12.60)%        8.68%            --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.01      $   8.64     $   10.03            --             --
0.95% Class B (h) ............................................   $   6.93      $   8.59     $   10.01            --             --
1.20% Class B (h) ............................................   $   6.89      $   8.56     $   10.00            --             --
1.35% Class B (h) ............................................   $   6.87      $   8.54     $   10.00            --             --
1.40% Class B (n) ............................................   $   6.86            --            --            --             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                        Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001           2000          1999          1998
                                                               ------------- -------------  ------------- ------------- ------------
EQ/FI Mid Cap (Concluded)
-------------------------
1.55% Class B (h) ............................................   $   6.84      $   8.52       $   9.99            --            --
1.60% Class B (h) ............................................   $   6.83      $   8.51       $   9.99            --            --
1.70% Class B (n) ............................................   $   6.81            --             --            --            --
1.80% Class B (b) ............................................   $   6.80      $   8.49             --            --            --
1.90% Class B (b) ............................................   $   6.78      $   8.48             --            --            --
Net Assets (000's) ...........................................   $129,102      $ 80,508       $ 18,728            --            --
Investment Income Ratio Class B** ............................       0.01%         0.23%          0.41%           --            --
Number of units outstanding, end of period (000's) ...........     18,844         9,447          1,874            --            --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (20.05)%       16.73%         (0.01)%          --            --
 Highest 0.50%, 0.50%, 0.50% .................................     (18.87)%      (13.86)%         0.26%           --            --

EQ/FI Small/Mid Cap
-------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   9.89      $  11.66       $  11.27            --            --
0.95% Class B (h) ............................................   $   9.64      $  11.41       $  11.08            --            --
1.20% Class B (h) ............................................   $   9.51      $  11.28       $  10.98            --            --
1.35% Class B (h) ............................................   $   9.42      $  11.20       $  10.92            --            --
1.40% Class B (n) ............................................   $   9.40            --             --            --            --
1.55% Class B (h) ............................................   $   9.32      $  11.09       $  10.84            --            --
1.60% Class B (h) ............................................   $   9.29      $  11.07       $  10.82            --            --
1.70% Class B (n) ............................................   $   9.24            --             --            --            --
1.80% Class B (b) ............................................   $   9.18      $  10.96             --            --            --
1.90% Class B (b) ............................................   $   9.13      $  10.91             --            --            --
Net Assets (000's) ...........................................   $173,781      $ 82,875       $  7,396            --            --
Investment Income Ratio Class B** ............................       0.70%         0.97%          2.30%           --            --
Number of units outstanding, end of period (000's) ...........     18,536         7,454            681            --            --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (16.32)%       13.94%          3.46%           --            --
 Highest 0.50%, 0.50%, 0.50% .................................     (15.18)%        3.46%          4.61%           --            --

EQ/High Yield
-------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  26.08      $  27.00       $  26.95            --            --
0.95% Class B (e) ............................................   $  24.25      $  25.23       $  25.30      $  28.03            --
1.20% Class B ................................................   $  23.29      $  24.29       $  24.42      $  27.13       $ 28.48
1.35% Class B ................................................   $  22.73      $  23.74       $  23.90      $  26.59       $ 27.96
1.40% Class B (n) ............................................   $  22.55            --             --            --            --
1.55% Class B (f) ............................................   $  22.00      $  23.03       $  23.23            --            --
1.60% Class B ................................................   $  21.83      $  22.86       $  23.07      $  25.73       $ 27.12
1.70% Class B (n) ............................................   $  21.48            --             --            --            --
1.80% Class B (b) ............................................   $  21.13      $  22.17             --            --            --
1.90% Class B (b) ............................................   $  20.79      $  21.83             --            --            --
Net Assets (000's) ...........................................   $228,627      $187,477       $156,909      $157,921      $143,036
Investment Income Ratio Class B** ............................      10.07%        10.30%         11.18%        12.15%        11.53%
Number of units outstanding, end of period (000's) ...........     10,205         8,008          6,613         5,951         5,113
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (4.76)%        5.85%        (10.34)%       (5.13)%       (6.90)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (3.41)%        0.19%         (9.35)%       (4.50)%       (6.50)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- -----------
EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $   7.53      $   9.21      $  12.42            --           --
0.95% Class B (e) ..........................................   $   7.36      $   9.05      $  12.26       $ 15.02           --
1.20% Class B (a) ..........................................   $   7.27      $   8.96      $  12.16       $ 14.94      $ 11.87
1.35% Class B (a) ..........................................   $   7.21      $   8.90      $  12.11       $ 14.90      $ 11.85
1.40% Class B (n) ..........................................   $   7.19            --            --            --           --
1.55% Class B (f) ..........................................   $   7.14      $   8.83      $  12.04            --           --
1.60% Class B (a) ..........................................   $   7.12      $   8.81      $  12.02       $ 14.82      $ 11.82
1.70% Class B (n) ..........................................   $   7.08            --            --            --           --
1.80% Class B (b) ..........................................   $   7.05      $   8.74            --            --           --
1.90% Class B (b) ..........................................   $   7.01      $   8.71            --            --           --
Net Assets (000's) .........................................   $ 61,433      $ 63,725      $ 80,736       $63,426      $24,688
Investment Income Ratio Class B** ..........................       1.02%         0.33%         1.00%         2.06%        2.30%
Number of units outstanding, end of period (000's) .........      8,565         7,195         6,688         4,262        2,084
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ..................     (19.52)%        0.57%       (18.89)%       25.38%       18.17%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% .................     (18.24)%      (25.85)%      (18.02)%       26.26%       18.65%

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $  13.80      $  12.65      $  11.78            --           --
0.95% Class B (e) ..........................................   $  13.49      $  12.43      $  11.62       $ 10.53           --
1.20% Class B (a) ..........................................   $  13.32      $  12.30      $  11.54       $ 10.47      $ 10.77
1.35% Class B (a) ..........................................   $  13.22      $  12.23      $  11.48       $ 10.44      $ 10.76
1.40% Class B (n) ..........................................   $  13.19            --            --            --           --
1.55% Class B (f) ..........................................   $  13.09      $  12.13      $  11.41            --           --
1.60% Class B (a) ..........................................   $  13.05      $  12.10      $  11.40       $ 10.39      $ 10.73
1.70% Class B (n) ..........................................   $  12.99            --            --            --           --
1.80% Class B (b) ..........................................   $  12.92      $  12.00            --            --           --
1.90% Class B (b) ..........................................   $  12.85      $  11.96            --            --           --
Net Assets (000's) .........................................   $676,993      $423,723      $232,778       $156,534     $98,314
Investment Income Ratio Class B** ..........................       5.39%         5.43%         6.03%         5.52%        6.77%
Number of units outstanding, end of period (000's) .........     51,512        34,831        20,320        15,003        9,138
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ..................       7.44%        (0.84)%        9.72%        (3.17)%       7.28%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20%, ................       9.09%         7.39%        10.93%        (2.53)%       7.72%

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $   4.47      $   6.45      $   8.42            --           --
0.95% Class B (h) ..........................................   $   4.43      $   6.41      $   8.41            --           --
1.20% Class B (h) ..........................................   $   4.40      $   6.39      $   8.40            --           --
1.35% Class B (h) ..........................................   $   4.39      $   6.38      $   8.39            --           --
1.40% Class B (n) ..........................................   $   4.38            --            --            --           --
1.55% Class B (h) ..........................................   $   4.36      $   6.36      $   8.39            --           --
1.60% Class B (h) ..........................................   $   4.36      $   6.36      $   8.39            --           --
1.70% Class B (n) ..........................................   $   4.35            --            --            --           --
1.80% Class B (b) ..........................................   $   4.34      $   6.34            --            --           --
1.90% Class B (b) ..........................................   $   4.33      $   6.33            --            --           --
Net Assets (000's) .........................................   $ 84,342      $ 80,396      $ 18,736            --           --
Investment Income Ratio Class B** ..........................         --          0.01%         0.32%           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               --------------------------------------------------------------------
                                                                    2002           2001           2000          1999        1998
                                                               -------------- -------------  -------------- ----------- -----------
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
Number of units outstanding, end of period (000's) ...........      19,297        12,636           3,233           --          --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................      (31.60)%       10.07%         (16.13)%         --          --
 Highest 0.50%, 0.50%, 0.50% .................................      (30.70)%      (23.40)%        (15.82)%         --          --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   11.08      $  12.93       $   11.04           --          --
0.95% Class B (e) ............................................   $   10.84      $  12.70       $   10.89      $  9.28          --
1.20% Class B (a) ............................................   $   10.70      $  12.57       $   10.81      $  9.23     $  9.18
1.35% Class B (a) ............................................   $   10.62      $  12.50       $   10.76      $  9.20     $  9.17
1.40% Class B (n) ............................................   $   10.59            --              --           --          --
1.55% Class B (f) ............................................   $   10.51      $  12.39       $   10.69           --          --
1.60% Class B (a) ............................................   $   10.49      $  12.37       $   10.68      $  9.15     $  9.14
1.70% Class B (n) ............................................   $   10.43            --              --           --          --
1.80% Class B (b) ............................................   $   10.38      $  12.27              --           --          --
1.90% Class B (b) ............................................   $   10.33      $  12.22              --           --          --
Net Assets (000's) ...........................................   $ 233,903      $169,843       $ 106,984      $63,403     $46,785
Investment Income Ratio Class B** ............................        0.79%         4.42%           2.89%        1.21%       0.52%
Number of units outstanding, end of period (000's) ...........      22,123        13,643           9,962        6,892       5,103
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (15.47)%       17.57%          16.69%        0.11%      (8.56)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (14.31)%       17.12%          17.93%        0.77%      (8.18)%

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.90%*
0.50% Class B (l) ............................................   $   10.01      $  11.37              --           --          --
0.95% Class B (l) ............................................   $    9.95      $  11.36              --           --          --
1.20% Class B (l) ............................................   $    9.91      $  11.35              --           --          --
1.35% Class B (l) ............................................   $    9.89      $  11.34              --           --          --
1.40% Class B (n) ............................................   $    9.89            --              --           --          --
1.55% Class B (l) ............................................   $    9.87      $  11.33              --           --          --
1.60% Class B (l) ............................................   $    9.86      $  11.33              --           --          --
1.70% Class B (n) ............................................   $    9.85            --              --           --          --
1.80% Class B (b) ............................................   $    9.83      $  11.32              --           --          --
1.90% Class B (b) ............................................   $    9.82      $  11.32              --           --          --
Net Assets (000's) ...........................................   $ 116,998      $  3,718              --           --          --
Investment Income Ratio Class B** ............................        0.04%           --              --           --          --
Number of units outstanding, end of period (000's) ...........      11,834           328              --           --          --
Total Return
 Lowest 1.90%, 1.90% .........................................      (13.25)%        6.88%             --           --          --
 Highest 0.50%, 0.50% ........................................      (11.96)%       13.36%             --           --          --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (n) ............................................   $   14.84            --              --           --          --
0.95% Class B (e) ............................................   $   14.47      $  17.53       $   16.77      $ 15.14          --
1.20% Class B (n) ............................................   $   14.26            --              --           --          --
1.35% Class B ................................................   $   14.14      $  17.20       $   16.52      $ 14.98     $ 12.76
1.40% Class B (n) ............................................   $   14.10            --              --           --          --
1.55% Class B (f) ............................................   $   13.98      $  17.04       $   16.40           --          --
1.60% Class B ................................................   $   13.94      $  17.00       $   16.37      $ 14.88     $ 12.71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002         2001          2000         1999         1998
                                                               ------------- ------------ ------------- ------------ ------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.70% Class B (n) ............................................   $  13.86            --            --           --           --
1.80% Class B (b) ............................................   $  13.78      $  16.84            --           --           --
1.90% Class B (b) ............................................   $  13.70      $  16.76            --           --           --
Net Assets (000's) ...........................................   $183,216      $141,613     $ 119,837     $ 88,949     $ 56,004
Investment Income Ratio Class B** ............................       1.18%         3.46%         5.55%        7.32%        6.59%
Number of units outstanding, end of period (000's) ...........     13,004         8,262         7,266        5,939        4,389
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (18.26)%       14.66%        10.01%       17.07%        9.76%
 Highest 0.50%, 0.95%, 0.95%, 0.95%, 1.35% ...................     (17.09)%        4.53%        10.77%       17.81%       10.00%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   9.77      $  14.96     $   22.79           --           --
0.95% Class B (e) ............................................   $   9.53      $  14.64     $   22.42     $  27.88           --
1.20% Class B ................................................   $   9.39      $  14.47     $   22.21     $  27.70      $ 16.14
1.35% Class B ................................................   $   9.31      $  14.37     $   22.09     $  27.59      $ 16.10
1.40% Class B (n) ............................................   $   9.28            --            --           --           --
1.55% Class B (f) ............................................   $   9.20      $  14.23     $   21.92           --           --
1.60% Class B ................................................   $   9.18      $  14.20     $   21.88     $  27.40      $ 16.03
1.70% Class B (n) ............................................   $   9.12            --            --           --           --
1.80% Class B (b) ............................................   $   9.07      $  14.07            --           --           --
1.90% Class B (b) ............................................   $   9.02      $  14.00            --           --           --
Net Assets (000's) ...........................................   $188,909      $342,882     $ 532,893     $429,503     $152,831
Investment Income Ratio Class B** ............................         --          0.02%         2.00%        2.72%          --
Number of units outstanding, end of period (000's) ...........     20,399        23,969        24,193       15,578        9,493
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (35.57)%       14.88%       (20.15)%      70.93%       32.37%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (34.70)%       34.36%       (19.24)%      72.02%       32.95%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.02      $   8.94     $   10.69           --           --
0.95% Class B (e) ............................................   $   6.90      $   8.82     $   10.59     $  10.77           --
1.20% Class B (c) ............................................   $   6.83      $   8.75     $   10.54     $  10.74           --
1.35% Class B (c) ............................................   $   6.79      $   8.71     $   10.51     $  10.72           --
1.40% Class B (n) ............................................   $   6.77            --            --           --           --
1.55% Class B (f) ............................................   $   6.73      $   8.66     $   10.47           --           --
1.60% Class B (c) ............................................   $   6.72      $   8.64     $   10.45     $  10.70           --
1.70% Class B (n) ............................................   $   6.69            --            --           --           --
1.80% Class B (b) ............................................   $   6.66      $   8.59            --           --           --
1.90% Class B (b) ............................................   $   6.64      $   8.56            --           --           --
Net Assets (000's) ...........................................   $169,062      $209,512     $ 191,799     $ 96,101           --
Investment Income Ratio Class B** ............................       0.55%         0.44%         0.42%        0.69%          --
Number of units outstanding, end of period (000's) ...........     25,059        24,165        18,298        8,970           --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (22.43)%        5.14%        (2.34)%       6.98%          --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................     (21.48)%      (16.37)%       (1.19)%       7.68%          --

EQ/Money Market
---------------
Unit Value 0.00% to 1.90%*
0.00% Class B ................................................   $  38.24      $  37.77     $   36.47     $  34.41     $  32.86
0.50% Class B (i) ............................................   $  34.34      $  34.09     $   33.08           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001         2000          1999         1998
                                                               ------------- ------------ ------------ ------------- -----------
EQ/Money Market (Concluded)
---------------------------
0.95% Class B (e) ............................................   $  31.16      $  31.08      $  30.29    $  28.85          --
1.20% Class B ................................................   $  29.52      $  29.51      $  28.84    $  27.54    $  26.62
1.35% Class B ................................................   $  28.57      $  28.61      $  28.00    $  26.78    $  25.92
1.40% Class B (n) ............................................   $  28.26            --            --          --          --
1.55% Class B (f) ............................................   $  27.35      $  27.44      $  26.91          --          --
1.60% Class B ................................................   $  27.06      $  27.16      $  26.65    $  25.55    $  24.80
1.70% Class B (n) ............................................   $  26.47            --            --          --          --
1.80% Class B (b) ............................................   $  25.90      $  26.05            --          --          --
1.90% Class B (b) ............................................   $  25.34      $  25.51            --          --          --
Net Assets (000's) ...........................................   $751,628      $690,107      $439,105    $369,868    $224,484
Investment Income Ratio Class B** ............................       3.15%         3.76%         5.90%       5.09%       4.86%
Number of units outstanding, end of period (000's) ...........     26,987        24,948        16,149      13,931       8,069
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (0.67)%        0.00%         4.31%       3.02%       3.42%
 Highest 0.00%, 0.00%, 0.00%, 0.00%, 0.00% ...................       1.24%         3.56%         5.99%       4.72%       5.08%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  10.13      $  12.57      $  13.56          --          --
0.95% Class B (e) ............................................   $   9.87      $  12.31      $  13.34    $  12.61          --
1.20% Class B ................................................   $   9.73      $  12.16      $  13.21    $  12.52     $ 12.85
1.35% Class B ................................................   $   9.64      $  12.08      $  13.14    $  12.47     $ 12.82
1.40% Class B (n) ............................................   $   9.62            --            --         --           --
1.55% Class B (f) ............................................   $   9.53      $  11.97      $  13.04          --          --
1.60% Class B ................................................   $   9.51      $  11.94      $  13.02    $  12.39     $ 12.76
1.70% Class B (n) ............................................   $   9.45            --            --         --           --
1.80% Class B (b) ............................................   $   9.40      $  11.82            --         --           --
1.90% Class B (b) ............................................   $   9.34      $  11.77            --         --           --
Net Assets (000's) ...........................................   $351,427      $436,613      $413,937    $385,552    $327,690
Investment Income Ratio Class B** ............................       1.36%         0.96%         1.01%       7.64%       2.46%
Number of units outstanding, end of period (000's) ...........     36,586        36,246        31,527      30,923      25,563
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (20.65)%        5.36%         5.08%      (2.90)%     10.96%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (19.41)%       (7.30)%        6.25%      (2.29)%     11.45%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  11.70      $  14.10      $  18.06          --          --
0.95% Class B (e) ............................................   $  11.40      $  13.81      $  17.77    $  20.45          --
1.20% Class B ................................................   $  11.24      $  13.65      $  17.60    $  20.32    $  12.83
1.35% Class B ................................................   $  11.14      $  13.55      $  17.50    $  20.23    $  12.80
1.40% Class B (n) ............................................   $  11.11            --            --          --          --
1.55% Class B (f) ............................................   $  11.02      $  13.42      $  17.37          --          --
1.60% Class B ................................................   $  10.98      $  13.39      $  17.34    $  20.10    $  12.75
1.70% Class B (n) ............................................   $  10.92            --            --          --          --
1.80% Class B (b) ............................................   $  10.86      $  13.26            --          --          --
1.90% Class B (b) ............................................   $  10.80      $  13.20            --          --          --
Net Assets (000's) ...........................................   $258,604      $292,625      $353,019    $298,371    $143,589
Investment Income Ratio Class B** ............................       0.64%         0.66%         9.45%       9.81%       0.04%
Number of units outstanding, end of period (000's) ...........     23,303        21,672        20,205      14,753      11,219
Total Return

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               -------------------------------------------------------------------
                                                                    2002           2001        2000         1999          1998
                                                               -------------- ------------- ------------ ----------- -------------
EQ/Putnam International Equity (Concluded)
------------------------------------------
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (18.18)%        4.31%        (13.73)%      57.65%        17.62%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (17.02)%      (21.93)%       (12.75)%      58.73%        18.03%

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    9.84      $  13.43      $   17.87           --            --
0.95% Class B (e) ............................................   $    9.59      $  13.15      $   17.57    $   21.58            --
1.20% Class B ................................................   $    9.46      $  13.00      $   17.41    $   21.43     $   16.65
1.35% Class B ................................................   $    9.38      $  12.90      $   17.32    $   21.35     $   16.61
1.40% Class B (n) ............................................   $    9.35            --             --           --            --
1.55% Class B (f) ............................................   $    9.27      $  12.78      $   17.19           --            --
1.60% Class B ................................................   $    9.24      $  12.75      $   17.16    $   21.20     $   16.54
1.70% Class B (n) ............................................   $    9.19            --             --           --            --
1.80% Class B (b) ............................................   $    9.14      $  12.63             --           --            --
1.90% Class B (b) ............................................   $    9.08      $  12.57             --           --            --
Net Assets (000's) ...........................................   $ 194,509      $295,990      $ 395,776    $ 383,699     $ 174,624
Investment Income Ratio Class B** ............................        0.10%           --           1.59%        2.74%         0.11%
Number of units outstanding, end of period (000's) ...........      20,819        23,007         22,879       17,975        10,514
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (27.76)%        6.97%        (19.06)%      28.17%        34.14%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (26.73)%      (24.85)%       (18.18)%      29.03%        34.60%

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    8.97      $  11.40      $   11.22           --            --
0.95% Class B (e) ............................................   $    8.77      $  11.19      $   11.07    $   11.57            --
1.20% Class B (a) ............................................   $    8.66      $  11.07      $   10.99    $   11.51     $    9.65
1.35% Class B (a) ............................................   $    8.59      $  11.01      $   10.94    $   11.48     $    9.64
1.40% Class B (n) ............................................   $    8.57            --             --           --            --
1.55% Class B (f) ............................................   $    8.50      $  10.92      $   10.87           --            --
1.60% Class B (a) ............................................   $    8.48      $  10.90      $   10.86    $   11.42     $    9.61
1.70% Class B (n) ............................................   $    8.44            --             --           --            --
1.80% Class B (b) ............................................   $    8.40      $  10.81             --           --            --
1.90% Class B (b) ............................................   $    8.35      $  10.77             --           --            --
Net Assets (000's) ...........................................   $  71,737      $ 60,777      $  54,793    $  39,713     $  17,722
Investment Income Ratio Class B** ............................        0.61%         0.58%          7.05%        6.67%         3.62%
Number of units outstanding, end of period (000's) ...........       8,384         5,542          5,020        3,462         1,839
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (22.47)%       18.29%         (4.90)%      18.83%        (3.87)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (21.32)%        1.60%         (3.88)%      19.58%        (3.48)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

(a) Units were made available for sale on January 1, 1998.
(b) Units were made available for sale on October 8, 2001.
(c) Units were made available for sale on January 4, 1999.
(d) Units were made available for sale on May 1, 1999.
(e) Units were made available for sale on September 27, 1999.
(f) Units were made available for sale on March 1, 2000.
(g) Units were made available for sale on May 2, 2000.
(h) Units were made available for sale on September 5, 2000.
(i) Units were made available for sale on October 2, 2000.
(j) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(k) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(l) Units were made available for sale on September 4, 2001.
(m) Units were made available on January 14, 2002.
(n) Units were made available for sale on April 1, 2002.
(o) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(q) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.40%, 1.55%, 1.60%, 1.70%, 1.80%, and 1.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2003 TO PROSPECTUSES FOR:

o Income Manager Accumulator(R)            o Equitable Accumulator(R)               o Equitable Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)    o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2003. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.


In this Supplement, we provide information on the following: (1) how to reach us; (2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses and expense example; (5) accessing your money -- substantially equal withdrawals; (6) tax information; (7) investment performance; (8) updated information on Equitable Life; (9) certain transfer restrictions; and (10) condensed financial information.



(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).


                                                                          X00514

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http:// www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.



(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

We anticipate that the EQ/International Equity Index investment option will be merged into the EQ/Alliance International investment option on or about May 2, 2003. After the merger, the EQ/International Equity Index investment option will no longer be available and any allocation or transfer elections to it will be considered as allocation or transfer elections to the EQ/Alliance International investment option.

(3) Investment options


Portfolios of the Trusts

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                         Objective                                          Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND              Seeks a balance of a high current income and       o BlackRock Advisors, Inc.
                                       capital appreciation, consistent with a            o Pacific Investment Management Company
                                       prudent level of risk                                LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE            Seeks long-term growth of capital                  o A I M Capital Management, Inc.
                                                                                          o Dresdner RCM Global Investors LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP                        Seeks long-term growth of capital                  o Alliance Capital Management L.P.,
 INTERNATIONAL EQUITY                                                                       through its Bernstein Investment
                                                                                            Research and Management Unit
                                                                                          o Bank of Ireland Asset Management (U.S
                                                                                            Limited
                                                                                          o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP              Seeks long-term growth of capital                  o Alliance Capital Management L.P.,
 CORE EQUITY                                                                                through its Bernstein Investment
                                                                                            Research and Management Unit
                                                                                          o Janus Capital Management LLC
                                                                                          o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP              Seeks long-term growth of capital                  o Alliance Capital Management L.P.
 GROWTH                                                                                   o Dresdner RCM Global Investors LLC
                                                                                          o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP              Seeks long-term growth of capital                  o Alliance Capital Management L.P.
 VALUE                                                                                    o MFS Investment Management
                                                                                          o Institutional Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID              Seeks long-term growth of capital                  o Alliance Capital Management L.P.
 CAP GROWTH                                                                               o Provident Investment Counsel, Inc.
                                                                                          o RS Investment Management, LP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID              Seeks long-term growth of capital                  o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                                o Wellington Management Company, LLP
                                                                                          o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY             Seeks long-term growth of capital                  o Alliance Capital Management L.P.
                                                                                          o Dresdner RCM Global Investors LLC
                                                                                          o Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                          Objective                                         Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK                     Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
                                                                                          o MFS Investment Management
                                                                                          o Marsico Capital Management, LLC
                                                                                          o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK                Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND                  Seeks to provide a high total return.             o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE                Seeks to achieve high current income consistent   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES                  with relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL               Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH              To achieve long-term growth of capital.           o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND                Seeks to achieve high current income consistent   o Alliance Capital Management L.P.
                                        with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP                   Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY                  Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
                                        Current income is incidental to the Portfolio's
                                        objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                             Seeks to achieve a high return through both       o Alliance Capital Management L.P.
                                        appreciation  of capital and current income.      o Capital Guardian Trust Company
                                                                                          o Mercury Advisors
                                                                                          o Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE          Seeks capital appreciation.                       o Alliance Capital Management L.P.,
                                                                                            through its Bernstein Investment
                                                                                            Research and Management Unit

------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY                     Seeks long-term capital appreciation.             o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                     To achieve long-term growth of capital.           o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                     To achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.                To achieve long-term growth of capital.           o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY              Seeks long-term capital appreciation.             o Morgan Stanley Investment Management,
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                     Seeks a total return before expenses that         o Alliance Capital Management L.P.
                                        approximates the total return performance of
                                        the S&P 500 Index, including reinvestment of
                                        dividends, at a risk level consistent with
                                        that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                          Objective                                           Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA                      Seeks long-term capital growth.                     o Evergreen Investment Management
                                                                                              Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                           Seeks long-term growth of capital.                  o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE               Seeks long-term capital appreciation.               o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD                           Seeks to achieve a high total return through a      o Alliance Capital Management L.P.
                                        combination of current income and capital           o Pacific Investment Management Company
                                        appreciation.                                         LLC (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY                 Seeks to replicate as closely as possible           o Alliance Capital Management, L.P.
 INDEX                                  (before deduction of Portfolio expenses) the
                                        total return of MSCI EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND                Seeks to provide a high total return                o J.P. Morgan Investment Management Inc.
                                        consistent with moderate risk of capital and
                                        maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH               Seeks long-term growth of capital.                  o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE               Seeks capital appreciation.                         o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                        Seeks long-term growth of capital.                  o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE                  Seeks capital appreciation and secondarily, income. o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH                  Seeks to provide long-term capital growth.          o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST                  Seeks long-term growth of capital with              o MFS Investment Management
                                        secondary objective to seek reasonable
                                        current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                         Seeks to obtain a high level of current income,     o Alliance Capital Management L.P.
                                        preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME               Seeks capital growth. Current income is a secondary o Putnam Investment Management, LLC
 VALUE                                  objective.

------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL                 Seeks capital appreciation.                         o Putnam Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER                       Seeks long-term growth of capital and any increased o Putnam Investment Management, LLC income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX                  Seeks to replicate as closely as possible           o Alliance Capital Management L.P.
                                        (before the deduction of Portfolio expenses)
                                        the total return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------


Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.


(4) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

-----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
                                                                                   Lowest     Highest
                                                                                   ------     -------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or   .57%       3.77%
other expenses)*


* Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisers Trust, has entered into Expense Limitation Agreements with respect to cer tain Portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the pro spectus for each applicable underlying Trust for more information about the arrangements. If the above table reflected these expense limitation arrangements then the lowest and highest figures would be as shown in the table below:


--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
for 2002 (expenses that are deducted from             Lowest         Highest
Portfolio assets including management                 ------         -------
fees, 12b-1 fees, service fees, and/or other           .57%           1.85%
expenses) after expense cap
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
for 2002 (expenses that are deducted from
Portfolio assets including management
fees, 12b-1 fees, service fees, and/or other
expenses) after expense cap and after a                .43%           1.82%
portion of the brokerage commissions that
the Portfolio pays is used to reduce the
Portfolio's expenses.
--------------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Living Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.05 per $10,000. Some of these features may not be available or may be different under your contract.
Some of these charges may not be applicable under your contract.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed matu rity option. Some of these investment options and charges may not be applicable under your contract.

This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


If you surrender your contract at the end of the applicable time period:


                                        1 year         3 years        5 years        10 years
Lowest                                  $ 1,193.13     $ 1,895.00     $ 2,650.76     $ 4,531.56
Highest                                 $ 1,536.41     $ 2,895.45     $ 4,236.91     $ 7,170.50

If you annuitize at the end of the applicable time period:


                                        1 year        3 years        5 years       10 years
Lowest                                  $   752.81     $ 1,589.67     $ 2,470.30   $ 4,881.56
Highest                                 $ 1,088.79     $ 2,545.62     $ 3,986.91   $ 7,520.50

If you do not surrender your contract at the end of the applicable time period:



                                        1 year        3 years        5 years       10 years
Lowest                                  $ 402.81     $ 1,239.67     $ 2,120.30     $ 4,531.56
Highest                                 $ 738.79     $ 2,195.62     $ 3,636.91     $ 7,170.50



(5) ACCESSING YOUR MONEY -- SUBSTANTIALLY EQUAL WITHDRAWALS

The IRS has recently issued guidance permitting an individual who had elected to receive substantially equal withdrawals to change without penalty from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year. You should consult your tax advisor for more information.


(6) TAX INFORMATION

BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option
  2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in January 2003. The 2002 final regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


(7) INVESTMENT PERFORMANCE


The following tables show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The tables take into account the maximum current fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract. The tables do not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes resulting in an estimated administrative charge, for the purpose of these tables, of $.005 per $1,000.


The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Money Market and EQ/Alliance Common Stock options for period before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as an assumed charge of 0.06% for direct operating expenses.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

The performance information shown below and performance information that we advertise reflect past performance and does not indicate how the variable investment options may perform in the future. Such information also does not represent the results earned by any particular investor. Your results will differ.

                         TABLE FOR SEPARATE ACCOUNT 49
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:



-------------------------------------------------------------------------------------------------
                                                                Length of option period
                                                    ---------------------------------------------
                                                                                   Since option
Variable investment options                              1 Year        5 Years      inception*
-------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --             --
AXA Premier VIP Health Care                              --             --             --
AXA Premier VIP International Equity                     --             --             --
AXA Premier VIP Large Cap Core Equity                    --             --             --
AXA Premier VIP Large Cap Growth                         --             --             --
AXA Premier VIP Large Cap Value                          --             --             --
AXA Premier VIP Small/Mid Cap Growth                     --             --             --
AXA Premier VIP Small/Mid Cap Value                      --             --             --
AXA Premier VIP Technology                               --             --             --
EQ/Aggressive Stock ***                              (39.99)%       (17.15)%       (12.05)%
EQ/Alliance Common Stock ***                         (44.31)%       ( 8.59)%       ( 1.28)%
EQ/Alliance Growth and Income ***                        --             --             --
EQ/Alliance Intermediate Government Securities ***       --             --             --
EQ/Alliance International ***                            --             --             --
EQ/Alliance Premier Growth                           (42.15)%           --         (23.76)%
EQ/Alliance Quality Bond ***                             --             --             --
EQ/Alliance Small Cap Growth                         (41.27)%       ( 8.32)%       ( 3.02)%
EQ/Alliance Technology                               (51.54)%           --         (46.46)%
EQ/Balanced ***                                      (24.26)%       ( 1.38)%       (19.77)%
EQ/Bernstein Diversified Value                       (25.21)%           --         ( 2.94)%
EQ/Calvert Socially Responsible                      (37.63)%           --         (28.90)%
EQ/Capital Guardian International                    (26.53)%           --         (12.83)%
EQ/Capital Guardian Research                         (35.87)%           --         (10.40)%
EQ/Capital Guardian U.S. Equity                      (34.93)%           --         (11.57)%
EQ/Emerging Markets Equity                           (17.62)%       (10.55)%       (10.55)%
EQ/Equity 500 Index ***                              (33.67)%       ( 5.78)%          0.97%
EQ/Evergreen Omega                                   (35.34)%           --         (17.95)%
EQ/FI Mid Cap                                        (29.82)%           --         (20.84)%
EQ/FI Small/Mid Cap Value                            (26.14)%       ( 8.21)%       ( 8.41)%
EQ/High Yield ***                                    (14.74)%       ( 9.36)%       ( 4.15)%
EQ/International Equity Index                        (27.81)%           --         ( 7.66)%
EQ/J.P. Morgan Core Bond                             ( 2.49)%           --            2.71%
EQ/Janus Large Cap Growth                            (41.33)%           --         (37.32)%
EQ/Lazard Small Cap Value                            (25.38)%           --         ( 2.12)%
EQ/Marsico Focus                                     (23.12)%           --         ( 9.51)%
EQ/Mercury Basic Value Equity                        (28.10)%          1.12%          3.94%
EQ/MFS Emerging Growth Companies                     (45.33)%       ( 8.49)%       ( 3.85)%
EQ/MFS Investors Trust                               (32.40)%           --         (13.93)%
EQ/Money Market ***                                  (10.68)%       ( 0.49)%          0.79%
EQ/Putnam Growth & Income Value                      (30.41)%       ( 7.00)%       ( 3.45)%
EQ/Putnam International Equity                       (28.10)%       ( 2.51)%       ( 0.62)%
EQ/Putnam Voyager                                    (37.50)%       ( 8.83)%       ( 3.78)%
EQ/Small Company Index                               (32.24)%           --         ( 6.51)%
-------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                                                                    Length of portfolio period
                                                     --------------------------------------------------------
                                                                                                    Since
                                                                                                   portfolio
 Variable investment options                             3 Years        5 Years       10 Years    inception**
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --            --          ( 3.89)%
AXA Premier VIP Health Care                              --             --            --          (31.33)%
AXA Premier VIP International Equity                     --             --            --          (32.22)%
AXA Premier VIP Large Cap Core Equity                    --             --            --          (33.80)%
AXA Premier VIP Large Cap Growth                         --             --            --          (42.29)%
AXA Premier VIP Large Cap Value                          --             --            --          (31.23)%
AXA Premier VIP Small/Mid Cap Growth                     --             --            --          (48.01)%
AXA Premier VIP Small/Mid Cap Value                      --             --            --          (36.46)%
AXA Premier VIP Technology                               --             --            --          (53.34)%
EQ/Aggressive Stock ***                              (30.64)%       (17.15)%       (2.56)%           6.19%
EQ/Alliance Common Stock ***                         (27.60)%       ( 8.59)%         4.62%           8.60%
EQ/Alliance Growth and Income ***                    (11.72)%           --                           5.69%
EQ/Alliance Intermediate Government Securities ***      2.78%           --           2.39%           2.98%
EQ/Alliance International ***                        (26.70)%           --            --          ( 4.48)%
EQ/Alliance Premier Growth                           (32.89)%           --            --          (23.76)%
EQ/Alliance Quality Bond ***                            3.33%           --            --             2.36%
EQ/Alliance Small Cap Growth                         (18.27)%       ( 8.32)%          --          ( 3.02)%
EQ/Alliance Technology                                                  --            --          (46.46)%
EQ/Balanced ***                                      (11.88)%       ( 1.38)%         2.59%           5.93%
EQ/Bernstein Diversified Value                       (10.64)%           --            --          ( 2.94)%
EQ/Calvert Socially Responsible                      (22.20)%           --            --          (18.36)%
EQ/Capital Guardian International                    (25.86)%           --            --          (12.83)%
EQ/Capital Guardian Research                         (14.20)%           --            --          (10.40)%
EQ/Capital Guardian U.S. Equity                      (14.53)%           --            --          (11.57)%
EQ/Emerging Markets Equity                           (26.58)%       (10.55)%          --          (14.52)%
EQ/Equity 500 Index ***                              (21.95)%       ( 5.78)%          --             2.40%
EQ/Evergreen Omega                                   (25.04)%           --            --          (17.95)%
EQ/FI Mid Cap                                            --             --            --          (21.03)%
EQ/FI Small/Mid Cap Value                            ( 8.32)%       ( 8.21)%          --          ( 4.03)%
EQ/High Yield ***                                    (10.04)%       ( 9.36)%         1.89%           3.04%
EQ/International Equity Index                        (27.14)%           --            --          ( 7.66)%
EQ/J.P. Morgan Core Bond                                4.05%           --            --             2.71%
EQ/Janus Large Cap Growth                                --             --            --          (37.47)%
EQ/Lazard Small Cap Value                               0.72%           --            --          ( 2.12)%
EQ/Marsico Focus                                         --             --            --          ( 9.19)%
EQ/Mercury Basic Value Equity                        ( 6.47)%          1.12%          --             3.94%
EQ/MFS Emerging Growth Companies                     (38.51)%       ( 8.49)%          --          ( 3.85)%
EQ/MFS Investors Trust                               (19.76)%           --            --          (13.93)%
EQ/Money Market ***                                  ( 2.24)%       ( 0.49)%         0.52%           2.51%
EQ/Putnam Growth & Income Value                      (13.24)%       ( 7.00)%          --          ( 3.45)%
EQ/Putnam International Equity                       (24.17)%       ( 2.51)%          --          ( 0.62)%
EQ/Putnam Voyager                                    (30.93)%       ( 8.83)%          --          ( 3.78)%
EQ/Small Company Index                               (14.36)%           --            --          ( 6.51)%
-------------------------------------------------------------------------------------------------------------



* The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and

     Income, EQ/Alliance International, EQ/Alliance Quality Bond; (January 14,
     2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

**   The portfolio inception dates are: EQ/Alliance Common Stock (January 13,
     1976); EQ/Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had. The inception dates for these portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.

                         TABLE FOR SEPARATE ACCOUNT 45
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:



--------------------------------------------------------------------------------------------------
                                                                Length of option period
                                                     ---------------------------------------------
                                                                                     Since option
 Variable investment options                              1 Year        5 Years       inception*
--------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --              --
AXA Premier VIP Health Care                              --             --              --
AXA Premier VIP International Equity                     --             --              --
AXA Premier VIP Large Cap Core Equity                    --             --              --
AXA Premier VIP Large Cap Growth                         --             --              --
AXA Premier VIP Large Cap Value                          --             --              --
AXA Premier VIP Small/Mid Cap Growth                     --             --              --
AXA Premier VIP Small/Mid Cap Value                      --             --              --
AXA Premier VIP Technology                               --             --              --
EQ/Aggressive Stock ***                              (38.46)%       (14.40)%        ( 3.29)%
EQ/Alliance Common Stock ***                         (42.84)%       ( 6.59)%           4.14%
EQ/Alliance Growth and Income ***                    (30.99)%          1.10%           8.08%
EQ/Alliance Intermediate Government Securities ***   ( 1.71)%          3.79%           4.42%
EQ/Alliance International ***                        (20.10)%       ( 7.08)%        ( 3.01)%
EQ/Alliance Premier Growth                           (40.70)%           --          (20.63)%
EQ/Alliance Quality Bond ***                             --             --              --
EQ/Alliance Small Cap Growth                         (39.78)%       ( 6.24)%        ( 1.36)%
EQ/Alliance Technology                               (50.18)%           --          (45.45)%
EQ/Balanced ***                                      (22.61)%          0.40%        (18.31)%
EQ/Bernstein Diversified Value                       (23.51)%           --          (16.47)%
EQ/Calvert Socially Responsible                      (36.07)%           --          (27.31)%
EQ/Capital Guardian International                        --             --              --
EQ/Capital Guardian Research                         (34.38)%           --          ( 8.03)%
EQ/Capital Guardian U.S. Equity                      (33.34)%           --          ( 9.13)%
EQ/Emerging Markets Equity                           (15.95)%       ( 8.13)%        (10.25)%
EQ/Equity 500 Index ***                              (32.08)%       ( 3.88)%           6.14%
EQ/Evergreen Omega                                   (33.66)%           --          (15.11)%
EQ/FI Mid Cap                                        (28.22)%           --          (19.77)%
EQ/FI Small/Mid Cap Value                            (24.56)%       ( 5.92)%        ( 2.15)%
EQ/High Yield ***                                    (13.01)%       ( 6.95)%           1.40%
EQ/International Equity Index                        (27.66)%           --          ( 7.85)%
EQ/J.P. Morgan Core Bond                                 --             --              --
EQ/Janus Large Cap Growth                            (39.90)%           --          (36.18)%
EQ/Lazard Small Cap Value                                --             --              --
EQ/Marsico Focus                                     (21.46)%           --          ( 7.94)%
EQ/Mercury Basic Value Equity                        (26.48)%          2.82%           5.35%
EQ/MFS Emerging Growth Companies                     (43.80)%       ( 6.60)%        ( 2.28)%
EQ/MFS Investors Trust                               (30.69)%           --          (11.37)%
EQ/Money Market ***                                  ( 8.88)%          1.40%           2.27%
EQ/Putnam Growth & Income Value                      (28.83)%       ( 4.94)%        ( 1.72)%
EQ/Putnam International Equity                           --             --              --
EQ/Putnam Voyager                                        --             --              --
EQ/Small Company Index                               (30.67)%           --          ( 4.44)%
--------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                                                                    Length of portfolio period
                                                    ---------------------------------------------------------
                                                                                                    Since
                                                                                                  portfolio
 Variable investment options                             3 Years        5 Years       10 Years    inception**
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --            --          ( 2.13)%
AXA Premier VIP Health Care                              --             --            --          (29.67)%
AXA Premier VIP International Equity                     --             --            --          (30.57)%
AXA Premier VIP Large Cap Core Equity                    --             --            --          (32.27)%
AXA Premier VIP Large Cap Growth                         --             --            --          (40.75)%
AXA Premier VIP Large Cap Value                          --             --            --          (29.57)%
AXA Premier VIP Small/Mid Cap Growth                     --             --            --          (46.64)%
AXA Premier VIP Small/Mid Cap Value                      --             --            --          (34.96)%
AXA Premier VIP Technology                               --             --            --          (51.93)%
EQ/Aggressive Stock ***                              (29.57)%       (14.40)%       (1.31)%           7.01%
EQ/Alliance Common Stock ***                         (26.58)%       ( 6.59)%         5.61%           9.50%
EQ/Alliance Growth and Income ***                    (10.81)%          1.10%          --             6.83%
EQ/Alliance Intermediate Government Securities ***      3.76%          3.79%         3.84%           4.40%
EQ/Alliance International ***                        (25.53)%       ( 7.08)%          --          ( 2.83)%
EQ/Alliance Premier Growth                           (31.80)%           --            --          (20.63)%
EQ/Alliance Quality Bond ***                            4.33%          3.83%          --             3.81%
EQ/Alliance Small Cap Growth                         (17.37)%       ( 6.24)%          --          ( 1.36)%
EQ/Alliance Technology                                   --             --            --          (45.45)%
EQ/Balanced ***                                      (10.90)%          0.40%         3.87%           6.92%
EQ/Bernstein Diversified Value                       ( 9.65)%           --            --          ( 1.05)%
EQ/Calvert Socially Responsible                      (21.20)%           --            --          (15.51)%
EQ/Capital Guardian International                    (24.70)%           --            --          (10.39)%
EQ/Capital Guardian Research                         (13.30)%           --            --          ( 8.03)%
EQ/Capital Guardian U.S. Equity                      (13.55)%           --            --          ( 9.13)%
EQ/Emerging Markets Equity                           (25.27)%       ( 8.13)%          --          (11.54)%
EQ/Equity 500 Index ***                              (20.93)%       ( 3.88)%          --             6.54%
EQ/Evergreen Omega                                   (23.97)%           --            --          (15.11)%
EQ/FI Mid Cap                                            --             --            --          (20.08)%
EQ/FI Small/Mid Cap Value                            ( 7.37)%       ( 5.92)%          --          ( 2.15)%
EQ/High Yield ***                                    ( 8.99)%       ( 6.95)%         3.13%           4.35%
EQ/International Equity Index                        (26.97)%           --            --          ( 7.85)%
EQ/J.P. Morgan Core Bond                                5.01%           --            --             4.50%
EQ/Janus Large Cap Growth                                --             --            --          (36.45)%
EQ/Lazard Small Cap Value                              1.65%            --            --          ( 0.14)%
EQ/Marsico Focus                                         --             --            --          ( 7.65)%
EQ/Mercury Basic Value Equity                        ( 5.56)%          2.82%          --             5.35%
EQ/MFS Emerging Growth Companies                     (37.33)%       ( 6.60)%          --          ( 2.28)%
EQ/MFS Investors Trust                               (18.76)%           --            --          (11.37)%
EQ/Money Market ***                                  ( 1.26)%          1.40%         2.04%           4.05%
EQ/Putnam Growth & Income Value                      (12.30)%       ( 4.94)%          --          ( 1.72)%
EQ/Putnam International Equity                       (23.10)%       ( 0.77)%          --             0.93%
EQ/Putnam Voyager                                    (29.82)%       ( 6.83)%          --          ( 2.16)%
EQ/Small Company Index                               (13.39)%           --            --          ( 4.44)%
-------------------------------------------------------------------------------------------------------------



* The variable option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Growth and Income, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Money Market, EQ/Equity 500 Index and EQ/High Yield (May 1, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies and EQ/Putnam Growth & Income Value (May 1,
     1997); EQ/Emerging Markets Equity (September 2, 1997); EQ/International Equity Index and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced and EQ/Bernstein Diversified Value (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA

     Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Quality Bond, EQ/Capital Guardian International, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.


**   The portfolio inception dates are: EQ/Alliance Common Stock (January 13,
     1976); EQ/Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had. The inception dates for these portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.


(8) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


(9) APPLICABLE ONLY TO CONTRACTS WITH THE GENERAL INTEREST OPTION

From time to time we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest account causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

(10) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2002. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 0.50%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2002.



-------------------------------------------------------------------------------------------------
                                                                  For the years ending
                                                                      December 31,
                                                             ------------------------------------
                                                                 2002       2001        2000
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                                 $ 10.76         --          --
  Separate Account 45 number of units outstanding (000's)          2         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                                 $  7.97         --          --
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                                 $  7.87         --          --
  Separate Account 45 number of units outstanding (000's)          1         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                 $  7.71         --          --
  Separate Account 45 number of units outstanding (000's)          2         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                                 $  6.84         --          --
  Separate Account 45 number of units outstanding (000's)          3         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                 $  7.98         --          --
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                                 $  6.25         --          --
  Separate Account 45 number of units outstanding (000's)          3         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                                 $  7.43         --          --
  Separate Account 45 number of units outstanding (000's)          1         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                                 $  5.71         --          --
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                                                 $ 41.54    $ 58.69     $ 78.83
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                            -------------------------------------
                                                               2002         2001         2000
-------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                                                  $ 180.32     $ 271.84     $ 306.09
  Separate Account 45 number of units outstanding (000's)            7           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                                  $  21.46     $  27.40           --
  Separate Account 45 number of units outstanding (000's)            5            4           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
  Unit value                                                  $  20.36     $  18.84           --
  Separate Account 45 number of units outstanding (000's)           10            8           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                                  $   9.14     $  10.22           --
  Separate Account 45 number of units outstanding (000's)            4            3           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                                  $   4.99     $   7.29     $   9.63
  Separate Account 45 number of units outstanding (000's)            4            3           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                                                  $  16.46           --           --
  Separate Account 45 number of units outstanding (000's)            6           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                                  $  10.32     $  14.86     $  17.22
  Separate Account 45 number of units outstanding (000's)           11            4           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                                  $   2.95     $   5.00     $   6.65
  Separate Account 45 number of units outstanding (000's)           37            9           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit value                                                  $  40.59     $  46.74           --
  Separate Account 45 number of units outstanding (000's)            3            3           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                                  $  10.58     $  12.31     $  12.01
  Separate Account 45 number of units outstanding (000's)           15           10           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                                  $   6.48     $   8.85           --
  Separate Account 45 number of units outstanding (000's)           --           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                                  $   7.52     $   8.90     $  11.30
  Separate Account 45 number of units outstanding (000's)           --           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                                  $   8.22     $  10.97     $  11.25
  Separate Account 45 number of units outstanding (000's)            6           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                            -------------------------------------
                                                              2002         2001         2000
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
  Unit value                                                 $  7.89    $ 10.39     $ 10.66
  Separate Account 45 number of units outstanding (000's)         13          1          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                                 $  5.94    $  6.34     $  6.72
  Separate Account 45 number of units outstanding (000's)         11          2          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                                 $ 20.16    $ 26.11     $ 29.88
  Separate Account 45 number of units outstanding (000's)         62          1          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                                 $  5.99    $  7.92          --
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                                 $  7.01    $  8.64     $ 10.03
  Separate Account 45 number of units outstanding (000's)        582          6          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                                 $  9.89    $ 11.66     $ 11.27
  Separate Account 45 number of units outstanding (000's)        416         13          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                                                 $ 26.08    $ 27.00     $ 26.95
  Separate Account 45 number of units outstanding (000's)          2          2          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                                 $  7.53    $  9.21     $ 12.42
  Separate Account 45 number of units outstanding (000's)          6          5          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                                 $ 13.80    $ 12.65     $ 11.78
  Separate Account 45 number of units outstanding (000's)          1         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                                 $  4.47    $  6.45     $  8.42
  Separate Account 45 number of units outstanding (000's)         13         10          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                                 $ 11.08    $ 12.93     $ 11.04
  Separate Account 45 number of units outstanding (000's)          7         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                 $ 10.01    $ 11.37          --
  Separate Account 45 number of units outstanding (000's)          2         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                                 $ 14.84    $ 17.90          --
  Separate Account 45 number of units outstanding (000's)        185          1          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                            -------------------------------------
                                                                  2002         2001         2000
-------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                                  $ 9.77    $ 14.96     $ 22.79
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                                  $ 7.02    $  8.94     $ 10.69
  Separate Account 45 number of units outstanding (000's)         13          2          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                                                  $34.34    $ 34.09     $ 33.08
  Separate Account 45 number of units outstanding (000's)          1         19          --
  Separate Account 49 number of units outstanding (000's)         --        124          --
-------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                                                  $10.13    $ 12.57     $ 13.56
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                                  $11.70    $ 14.10     $ 18.06
  Separate Account 45 number of units outstanding (000's)          8         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                                  $ 9.84    $ 13.43     $ 17.87
  Separate Account 45 number of units outstanding (000's)          1         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                                  $ 8.97    $ 11.40     $ 11.22
  Separate Account 45 number of units outstanding (000's)          1          1          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2002.




--------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                                       ---------------------------------
                                                              2002        2001
--------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                                  $ 10.61         --
  Separate Account 49 number of units outstanding (000's)          13         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                                  $  7.85         --
  Separate Account 49 number of units outstanding (000's)           3         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                                  $  7.76         --
  Separate Account 49 number of units outstanding (000's)           7         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                  $  7.60         --
  Separate Account 49 number of units outstanding (000's)          17         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                                  $  6.75         --
  Separate Account 49 number of units outstanding (000's)          39         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                  $  7.86         --
  Separate Account 49 number of units outstanding (000's)          30         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                                  $  6.16         --
  Separate Account 49 number of units outstanding (000's)          34         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                                  $  7.33         --
  Separate Account 49 number of units outstanding (000's)          25         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                                  $  5.63         --
  Separate Account 49 number of units outstanding (000's)           4         --
--------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                                                  $ 32.67   $  46.83
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                                                  $123.15   $ 188.32
  Separate Account 49 number of units outstanding (000's)           3          1
--------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                                  $ 18.83         --
  Separate Account 49 number of units outstanding (000's)          10         --
--------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
  Unit value                                                  $ 17.23         --
  Separate Account 49 number of units outstanding (000's)           2         --
--------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                                  $  8.19         --
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                                  $  4.74   $   7.02
  Separate Account 49 number of units outstanding (000's)         108         27
--------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                                                  $ 14.44         --
  Separate Account 49 number of units outstanding (000's)          28         --
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                                       ---------------------------------
                                                              2002        2001
--------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                                  $ 9.52     $ 13.91
  Separate Account 49 number of units outstanding (000's)         31           7
--------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                                  $ 2.84     $  4.88
  Separate Account 49 number of units outstanding (000's)         14           5
--------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit value                                                  $31.93     $ 37.29
  Separate Account 49 number of units outstanding (000's)          7           4
--------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                                  $ 9.86     $ 11.64
  Separate Account 49 number of units outstanding (000's)         66          16
--------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                                  $ 6.18     $  8.56
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                                  $ 7.14     $  8.57
  Separate Account 49 number of units outstanding (000's)         48          41
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                                  $ 7.80     $ 10.56
  Separate Account 49 number of units outstanding (000's)         37          13
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
  Unit value                                                  $ 7.49     $ 10.00
  Separate Account 49 number of units outstanding (000's)         40          21
--------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                                  $ 5.50     $  5.96
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                                  $17.79     $ 23.37
  Separate Account 49 number of units outstanding (000's)         29          11
--------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                                  $ 5.66     $  7.59
  Separate Account 49 number of units outstanding (000's)          4          --
--------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                                  $ 6.78     $  8.48
  Separate Account 49 number of units outstanding (000's)         25           5
--------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                                  $ 9.13     $ 10.91
  Separate Account 49 number of units outstanding (000's)         40          14
--------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                                                  $20.79     $ 21.83
  Separate Account 49 number of units outstanding (000's)          7          --
--------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                                  $ 7.01     $  8.71
  Separate Account 49 number of units outstanding (000's)         15          26
--------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                                  $12.85     $ 11.96
  Separate Account 49 number of units outstanding (000's)         73          31
--------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                                  $ 4.33     $  6.33
  Separate Account 49 number of units outstanding (000's)         47           6
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                                       ---------------------------------
                                                              2002        2001
--------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                                  $ 10.33    $ 12.22
  Separate Account 49 number of units outstanding (000's)          43         14
--------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                  $  9.82    $ 11.32
  Separate Account 49 number of units outstanding (000's)           3          2
--------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                                  $ 13.70    $ 16.76
  Separate Account 49 number of units outstanding (000's)          34          9
--------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                                  $  9.02    $ 14.00
  Separate Account 49 number of units outstanding (000's)           2          1
--------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                                  $  6.64    $  8.56
  Separate Account 49 number of units outstanding (000's)          15          6
--------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                                                  $ 25.34    $ 25.51
  Separate Account 49 number of units outstanding (000's)         115        217
--------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                                                  $  9.34    $ 11.77
  Separate Account 49 number of units outstanding (000's)          29         19
--------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                                  $ 10.80    $ 13.20
  Separate Account 49 number of units outstanding (000's)          15         18
--------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                                  $  9.08    $ 12.57
  Separate Account 49 number of units outstanding (000's)           8          4
--------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                                  $  8.35    $ 10.77
  Separate Account 49 number of units outstanding (000's)          14          1
--------------------------------------------------------------------------------------------

Appendix

--------------------------------------------------------------------------------


Dates of previous Prospectuses and Supplements



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Product Distributor
                                 ---------------------------------------------------------------------------------------------------
                                  AXA Advisors                                        AXA Distributors
                                 ---------------------------------------------------------------------------------------------------
                                  Prospectus and                                      Prospectus and
Product Name                      SAI Dates      Supplement Dates                     SAI Dates      Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
                                  4/7/95         7/1/95; 9/28/95                      4/7/95         7/1/95; 9/28/95
o Income Manager                  11/1/95                                             11/1/95
  Accumulator(R)                  5/1/96                                              10/16/96       2/10/97
                                  10/17/96       2/10/97                              5/1/97         5/1/97
o Income Manager(R)               5/1/97         5/1/97; 12/31/97; 5/1/98;            8/1/97
  Rollover IRA                                   1/4/99; 5/1/99; 5/1/00; 6/23/00;     12/31/97       12/31/97; 5/1/98;
                                                 9/1/00; 2/9/01; 9/1/01; 1/14/02;                    1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                                 2/22/02; 7/15/02; 8/20/02; 1/6/03;                  2/9/01; 9/1/01; 1/14/02;
                                                 2/20/03                                             2/22/02; 7/15/02; 8/20/02;
                                  ----------------------------------------------------               1/6/03; 2/20/03
                                  12/31/97       12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                                 5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                                 9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                                 8/20/02; 1/6/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------
o Equitable Accumulator(R)        5/1/98         5/1/98; 6/18/98; 11/30/98            10/1/97(2)
  (IRA, NQ and QP)                (Accumulator   5/1/99; 5/1/00; 9/1/00; 2/9/01;      12/31/97(2)
                                  only)          9/1/01; 1/14/02; 2/22/02; 7/15/02;   5/1/98         5/1/98; 6/18/98; 11/30/98;
o Equitable Accumulator(R)        5/1/99         8/20/02; 1/6/03; 2/20/03                            5/1/99; 5/1/00; 9/1/00; 2/9/01;
  Select(SM) (IRA, NQ, QP)                                                                           9/1/01; 1/14/02; 2/22/02;
                                                                                                     7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
------------------------------------------------------------------------------------------------------------------------------------
o Equitable Accumulator(R)        10/18/99(3)    3/20/00; 5/1/00; 6/23/00; 9/1/00;    5/1/99
  Select(SM)                                     2/9/01; 9/1/01; 10/13/00; 1/14/02;   10/18/99       3/20/00; 5/1/00; 9/1/00;
                                                 2/22/02; 7/15/02; 8/20/02; 1/6/03;                  10/13/00; 2/9/01; 9/1/01;
o Equitable Accumulator(R)                       2/20/03                                             1/14/02; 2/22/02; 7/15/02;
                                                                                                     8/20/02; 1/6/03; 2/20/03
o Equitable Accumulator Select    --------------------------------------------------------------------------------------------------
  (2002 Series)                   5/1/00(3)      3/20/00; 6/23/00; 9/1/00; 9/6/00;    5/1/00         3/20/00; 9/1/00; 9/6/00;
                                                 2/9/01; 9/1/01; 10/13/00; 1/14/02;                  10/13/00; 2/9/01; 9/1/01;
o Equitable Accumulator (2002                    2/22/02; 7/15/02; 8/20/02; 1/6/03;                  1/14/02; 2/22/02; 7/15/02;
  Series)                                        2/20/03                                             8/20/02; 1/6/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  5/1/01(3)      5/1/01(1); 7/30/01; 9/1/01;          5/1/01         5/1/01(1); 7/30/01(5);
                                                 10/1/01(6); 12/14/01; 1/14/02;                      9/1/01; 10/1/01(6); 12/14/01;
                                                 2/22/02; 7/15/02; 8/20/02; 1/6/03;                  1/14/02; 2/22/02; 7/15/02;
                                                 2/20/03                                             8/20/02; 1/6/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  8/13/01(2)     9/1/01; 10/1/01(6); 12/14/01;        N/A            N/A
                                                 1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                 1/6/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  4/1/02(4)      4/3/02; 5/20/02(7); 6/7/02(2);       4/1/02(4)      4/3/02; 5/20/02(7); 6/7/02(2);
                                                 7/15/02; 8/5/02(5); 8/20/02;                        7/15/02; 8/5/02(5); 8/20/02;
                                                 11/11/02; 12/6/02; 12/09/02; 1/6/03                 11/11/02; 12/6/02; 12/09/02;
                                                 2/4/03; 2/20/03                                     1/6/03; 2/4/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  5/1/02(3)      5/1/02(1); 7/15/02; 8/20/02; 1/6/03; 5/1/02(3)      5/1/02(1); 7/15/02; 8/20/02;
                                                 2/20/03                                             1/6/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  5/1/02(4)      5/20/02(7); 6/7/02(2); 7/15/02;      5/1/02(4)      5/20/02(7); 6/7/02(2); 7/15/02;
                                                 8/5/02(5); 8/20/02; 11/11/02;                       8/5/02(5); 8/20/02; 11/11/02;
                                                 12/6/02; 12/09/02 1/6/03; 2/4/02                    12/06/02; 12/09/02; 1/6/03;
                                                 2/20/03                                             2/4/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Product Distributor
                                    ------------------------------------------------------------------------------------------------
                                    AXA Advisors                                       AXA Distributors
                                    ------------------------------------------------------------------------------------------------
                                    Prospectus and                                     Prospectus and
Product Name                        SAI Dates      Supplement Dates                    SAI Dates     Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R) Plus(SM)   9/2/99(3)                                          8/2/99(3)
Equitable Accumulator Plus          10/18/99(3)                                        10/18/99(3)
(2002 Series)                       5/1/00(3)      6/23/00; 9/1/00; 9/6/00; 10/13/00;  5/1/00(3)     9/1/00; 9/6/00; 10/13/00;
                                                   2/9/01; 3/19/01; 7/30/01; 9/1/01;                 2/9/01; 3/19/01; 7/30/01;
                                                   1/14/02; 2/22/02; 7/15/02; 8/20/02;               9/1/01; 1/14/02; 2/22/02;
                                                   1/6/03; 2/20/03                                   7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/01(3)      7/30/01(5); 9/1/01; 12/14/01;       5/1/01(3)     5/1/01; 7/30/01(5); 9/1/01;
                                                   1/14/02; 2/22/02; 7/15/02; 8/20/02;               12/14/01; 1/14/02; 2/22/02;
                                                   1/6/03; 2/20/03                                   7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    4/1/02(4)      4/3/02; 7/15/02; 8/5/02(5);         4/1/02(4)     4/3/02; 7/15/02; 8/5/02(5);
                                                   8/20/02; 11/11/02; 12/6/02;                       8/20/02; 11/11/02; 12/6/02;
                                                   12/9/02; 1/6/03; 2/4/03; 2/20/03                  12/9/02; 1/6/03; 2/4/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02(3)      7/15/02; 8/20/02; 1/6/03; 2/20/03   5/1/02(3)     7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02(4)      7/15/02; 8/5/02(5); 8/20/02;        5/1/02(4)     7/15/02; 8/5/02(5); 8/20/02;
                                                   11/11/02; 12/6/02; 12/9/02; 1/6/03;               11/11/02; 12/6/02; 12/9/02;
                                                   2/4/03; 2/20/03                                   1/6/03; 2/4/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R)            N/A            N/A                                 10/1/01       10/1/01(6); 12/14/01; 1/14/02;
Select(SM) II                                                                                        2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R)            N/A            N/A                                 10/1/01       10/1/01(7); 12/14/01; 1/14/02;
Elite(SM) II                                                                                         2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R) Elite(SM)  8/13/01(3)     9/1/01; 10/1/01(7); 12/14/01;       8/13/01(3)    9/1/01; 10/1/01(7); 12/14/01;
Equitable Accumulator Elite                        1/14/02; 2/22/02; 7/15/02; 8/20/02;               1/14/02; 2/22/02; 7/15/02;
(2002 Series)                                      11/11/02; 1/6/03; 2/20/03                         8/20/02; 11/11/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    4/1/02(4)      4/3/02(5); 5/20/02(7); 7/15/02;     4/1/02(4)     4/3/02; 5/20/02(7); 7/15/02;
                                                   8/5/02; 8/20/02; 11/11/02; 12/6/02;               8/5/02(5); 8/20/02; 11/11/02;
                                                   12/9/02; 1/6/03; 2/4/03; 2/20/03;                 12/6/02; 12/9/02; 1/6/03;
                                                                                                     2/4/03; 2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02(3)      7/15/02; 8/20/02; 1/6/03; 2/20/03   5/1/02(3)     7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02(4)      5/20/02(7); 7/15/02; 8/5/02(5);     5/1/02(4)     5/20/02(7); 7/15/02; 8/5/02(5);
                                                   8/20/02; 11/11/02; 12/6/02; 12/9/02;              8/20/02; 11/11/02; 12/6/02;
                                                   1/6/03; 2/4/03; 2/20/03                           12/9/02; 1/6/03; 2/4/03;
                                                                                                     2/20/03
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R)            11/17/00       2/9/01; 3/19/01; 7/30/01(5);        5/15/00       9/1/00; 9/6/00; 2/9/01;
Advisor(SM)                                        9/1/01; 12/14/01; 1/14/02; 2/22/02;               7/30/01(5); 9/1/01; 12/14/01;
                                                   7/15/02; 8/20/02; 11/11/02; 1/6/03;               1/14/02; 2/22/02; 7/15/02;
                                                   2/20/03                                           8/20/02; 1/6/03; 2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/01         9/1/01; 12/14/01; 1/14/02; 2/22/02; 5/1/01        9/1/01; 12/14/01; 1/14/02;
                                                   7/15/02; 8/20/02; 11/11/02; 1/6/03;               2/22/02; 7/15/02; 8/20/02;
                                                   2/20/03                                           1/6/03; 2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02         5/1/02; 7/15/02; 8/20/02; 11/11/02; 5/1/02        7/15/02; 8/5/02; 8/20/02;
                                                   1/6/03; 2/20/03                                   12/16/02; 1/6/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------

2 Appendix

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Product Distributor
                                 ---------------------------------------------------------------------------------------------------
                                 AXA Advisors                                        AXA Distributors
                                 ---------------------------------------------------------------------------------------------------
                                 Prospectus and                                      Prospectus and
Product Name                     SAI Dates      Supplement Dates                     SAI Dates      Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R)         N/A            N/A                                   9/2/99
Express(SM)                                                                           10/18/99
                                                                                      5/1/00         9/1/00; 9/6/00; 2/9/01;
                                                                                                     7/30/01(5); 9/1/01; 12/14/01;
                                                                                                     1/14/02; 2/22/02; 7/15/02;
                                                                                                     8/20/02; 1/6/03
                                                                                      ----------------------------------------------
                                                                                      5/1/01         7/30/01(5); 9/1/01; 1/14/02;
                                                                                                     2/22/02; 7/15/02; 8/20/02;
                                                                                                     1/6/03
------------------------------------------------------------------------------------------------------------------------------------



(1)  applies to Accumulator contracts issued in Oregon only.

(2)  applies to Accumulator Select only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator Select and Select II contracts issued in New York only.

(7)  applies to contracts issued in New York only.


                                                                      Appendix 3

Statement of additional information
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Unit Values                                                                  2
Custodian and Independent Accountants                                        2
Yield Information for the EQ/Money Market Option, EQ/Alliance Quality Bond
 Option and EQ/High Yield Option                                             2
Distribution of the contracts                                                3
Financial Statements                                                         3



How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547 Secaucus, NJ 07096-1547

-  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -

Please send me a combined Equitable Accumulator(R) series SAI dated May 1, 2003



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip





(SAI 4ACS(5/03))

Equitable Life Assurance Society of the United States

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2003 FOR

o Equitable Accumulator(R)                 o Accumulator(R) Elite(SM)
o Income Manager Accumulator(R)            o Accumulator(R) Elite II(SM)
o Income Manager(R) Rollover IRA           o Accumulator(R) Plus(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Accumulator(R) Select(SM)
o Accumulator(R) Express(SM)               o Accumulator(R) Select(SM) II
o Accumulator(R) Advisor(SM)


The Equitable Life Assurance Society
of the United States
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Prospectuses and/or supplements, dated May 1, 2003. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Unit Values                                                                  2

Custodian and Independent Accountants                                        2

Yield Information for the EQ/Money Market Option,
     EQ/Alliance Quality Bond Option and EQ/High Yield Option                2

Distribution of the Contracts                                                3

Financial Statements                                                         3

   Copyright 2003 The Equitable Life Assurance Society of the United States. All rights reserved. Accumulator(R) is a registered service mark of The
             Equitable Life Assurance Society of the United States.

SAI 13A


                                                                          x00496

UNIT VALUES


Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     (a/b) - c

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust or AXA Premier VIP Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values


To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.


The financial statements of each Separate Account as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, and the consolidated financial statements of Equitable Life as of December 31, 2002 and 2001 and for each of the three years ended December 31, 2002 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE EQ/MONEY MARKET OPTION, EQ/ALLIANCE QUALITY BOND OPTION AND EQ/HIGH YIELD OPTION

EQ/Money Market option

The EQ/Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor (explained below), if applicable under your contract. This reduction is made to recognize the deduction of the annual administrative charge under the contracts, which is not reflected in the unit value.

Unit values reflect all other accrued expenses of the EQ/Money Market option but do not reflect any withdrawal charges, the optional benefit charge, or charges for applicable taxes such as state or local premium taxes. Under the EQ/Money Market 12 month dollar cost averaging program, if applicable under your contract, unit values also do not reflect the mortality and expense risks charge, the administrative charge and any applicable distribution charge.


The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the annual administrative charge that is deducted from the EQ/Money Market option will vary for each contract depending upon the percentage of the account value allocated to the EQ/Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the total dollar amounts of the charges deducted from the option during the 12-month period ending on the last day of the prior year. The amount is multiplied by 7/365 to produce an average administrative charge factor which is used in all weekly yield computations for the ensuing year. The average administrative charge factor is then divided by the number of EQ/Money Market units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the EQ/Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The EQ/Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the EQ/Money Market option will fluctuate and not remain constant.

EQ/Alliance Quality Bond and EQ/High Yield options

The EQ/Alliance Quality Bond and EQ/High Yield options calculate yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.


The net change is then reduced by the average administrative charge factor (explained below), if applicable under your contract. This reduction is made to recognize the deduction of the annual administrative charge under the contracts, which is not reflected in the unit value.


Unit values reflect all other accrued expenses of each option but do not reflect any withdrawal charges, the optional benefit charge or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge that is deducted from each option will vary for each contract depending upon the percentage of the account value allocated to each option. To determine the effect of the annual administrative charge on the yield, we start with the total dollar amounts of the charges deducted from the option during the 12-month period ending on the last day of the prior year. The amount is multiplied by 30/365 to produce an average administrative charge factor which is used in all 30-day yield computations for the ensuing year. The average administrative charge factor is then divided by the number of option units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the 30-day period.

The yield for each option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of option units will fluctuate and not remain constant.


Other yield information

The yields for the EQ/Money Market option, EQ/Alliance Quality Bond option and EQ/High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the EQ/Money Market option, EQ/Alliance Quality Bond option and EQ/High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the fixed maturity options. Nor should the yields be compared to the yields of money market options made available to the general public.

The yields shown below will vary among the Accumulator(R) contracts, although the same method of calculating variable investment option yields applies. The yield figures set forth below reflect the highest charges that are currently being assessed under any Accumulator(R) contract to which this Statement of Additional Information applies.

The seven-day current yield for the EQ/Money Market option was -1.13% for the period ended December 31, 2002. The effective yield for that period was -1.12%.

The effective yield for the EQ/Alliance Quality Bond option was 0.47% for the 30-day period ended December 31, 2002.

The effective yield for the EQ/High Yield option was 8.55% for the 30-day period ended December 31, 2002.

The yields reflect unit values based on the highest charges that would apply to any contract or investment option to which this SAI relates, including the highest charges that would apply to the underlying portfolios. Therefore, if your contract has lower charges than those assumed, your yields will be higher than those shown.

Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the EQ/Money Market, EQ/Alliance Quality Bond and EQ/High Yield portfolios which reflect only the deduction of EQ Advisors and AXA Premier VIP Trust level expenses.



DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account Nos. 45 and 49, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2002, 2001 and 2000. Equitable Life paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account Nos. 45 and 49, $536,113,253 in 2002, $543,488,990
in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $283,213,274, $277,057,837 and $385,314,054 respectively.

Under a distribution agreement between AXA Distributors, LLC, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid AXA Distributors, LLC distribution fees of $149,380,289 for 2002, $219,355,297 for 2001 and $199,478,753 for 2000, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $59,543,803, $91,443,554 and $52,501,772, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.............................    FS-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2002..................................................    FS-3
   Statements of Operations for the Year Ended December
    31, 2002..................................................   FS-10
   Statements of Changes in Net Assets for the Years
    Ended December 31, 2002 and 2001..........................   FS-16
   Notes to Financial Statements..............................   FS-27


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.............................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002 and 2001....   F-2
   Consolidated Statements of Earnings, Years Ended
     December 31, 2002, 2001 and 2000..........................  F-3
   Consolidated Statements of Shareholder's Equity and
     Comprehensive Income, Years Ended December 31, 2002,
     2001 and 2000.............................................  F-4
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2002, 2001 and 2000..........................  F-5
   Notes to Consolidated Financial Statements..................  F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                       Core Bond        Health Care         Equity
                                                   ----------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 46,428,826       $ 7,196,918      $ 7,398,746
Receivable for The Trusts shares sold ............             --            19,311              824
Receivable for policy-related transactions .......         40,601                --               --
                                                     ------------       -----------      -----------
  Total assets ...................................     46,469,427         7,216,229        7,399,570
                                                     ------------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........         40,601                --               --
Payable for policy-related transactions ..........             --            19,311              824
                                                     ------------       -----------      -----------
  Total liabilities ..............................         40,601            19,311              824
                                                     ------------       -----------      -----------
Net Assets .......................................   $ 46,428,826       $ 7,196,918      $ 7,398,746
                                                     ============       ===========      ===========
Net Assets:
Accumulation Units ...............................   $ 46,418,168       $ 7,164,792      $ 7,369,492
Retained by Equitable Life in Separate
 Account No. 45 ..................................         10,658            32,126           29,254
                                                     ------------       -----------      -----------
Total net assets .................................   $ 46,428,826       $ 7,196,918      $ 7,398,746
                                                     ============       ===========      ===========
Investments in shares of The Trusts, at cost .....   $ 45,537,753       $ 8,079,177      $ 8,569,793
The Trusts shares held
 Class A .........................................             --                --               --
 Class B .........................................      4,478,725           898,978          934,988
Units outstanding (000's):
Class B 0.00% ....................................             --                --               --
Class B 0.50% ....................................              2                --                1
Class A 1.15% ....................................             --                --               --
Class B 1.15% ....................................            493               160              129
Class B 1.35% ....................................          1,119               205              183
Class B 1.55% ....................................          1,483               347              346
Class B 1.60% ....................................          1,234               189              286
Class B 1.70% ....................................             23                 7               --
Unit value:
Class B 0.00% ....................................   $         --       $        --      $        --
Class B 0.50% ....................................   $      10.76       $      7.97      $      7.87
Class A 1.15% ....................................   $         --       $        --      $        --
Class B 1.15% ....................................   $      10.69       $      7.91      $      7.82
Class B 1.35% ....................................   $      10.67       $      7.90      $      7.81
Class B 1.55% ....................................   $      10.65       $      7.88      $      7.79
Class B 1.60% ....................................   $      10.64       $      7.88      $      7.79
Class B 1.70% ....................................   $      10.63       $      7.87      $      7.78



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Large Cap       Small/Mid Cap
                                                      Core Equity          Growth            Value             Growth
                                                   ----------------- ----------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $ 6,212,029      $  8,956,738      $ 11,423,248      $ 10,964,159
Receivable for The Trusts shares sold ............            394                --                --           288,590
Receivable for policy-related transactions .......             --             7,778            61,728                --
                                                      -----------      ------------      ------------      ------------
  Total assets ...................................      6,212,423         8,964,516        11,484,976        11,252,749
                                                      -----------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........             --             7,778            61,684                --
Payable for policy-related transactions ..........            394                --                --           288,584
                                                      -----------      ------------      ------------      ------------
  Total liabilities ..............................            394             7,778            61,684           288,584
                                                      -----------      ------------      ------------      ------------
Net Assets .......................................    $ 6,212,029      $  8,956,738      $ 11,432,292      $ 10,964,165
                                                      ===========      ============      ============      ============
Net Assets:
Accumulation Units ...............................    $ 6,176,505      $  8,927,674      $ 11,400,176      $ 10,935,154
Retained by Equitable Life in Separate
 Account No. 45 ..................................         35,524            29,064            23,116            29,011
                                                      -----------      ------------      ------------      ------------
Total net assets .................................    $ 6,212,029      $  8,956,738      $ 11,423,292      $ 10,964,165
                                                      ===========      ============      ============      ============
Investments in shares of The Trusts, at cost .....    $ 7,279,824      $ 10,872,086      $ 13,496,072      $ 13,917,689
The Trusts shares held
 Class A .........................................             --                --                --                --
 Class B .........................................        803,649         1,302,019         1,431,527         1,744,748
Units outstanding (000's):
Class B 0.00% ....................................             --                --                --                --
Class B 0.50% ....................................              2                 3                --                 3
Class A 1.15% ....................................             --                --                --                --
Class B 1.15% ....................................             88               164               205               214
Class B 1.35% ....................................            166               275               344               429
Class B 1.55% ....................................            338               571               565               768
Class B 1.60% ....................................            213               283               292               344
Class B 1.70% ....................................              3                21                36                 8
Unit value:
Class B 0.00% ....................................    $        --      $         --      $         --      $         --
Class B 0.50% ....................................    $      7.71      $       6.84      $       7.98      $       6.25
Class A 1.15% ....................................    $        --      $         --      $         --      $         --
Class B 1.15% ....................................    $      7.66      $       6.80      $       7.92      $       6.21
Class B 1.35% ....................................    $      7.64      $       6.79      $       7.91      $       6.20
Class B 1.55% ....................................    $      7.63      $       6.77      $       7.89      $       6.17
Class B 1.60% ....................................    $      7.62      $       6.77      $       7.89      $       6.18
Class B 1.70% ....................................    $      7.61      $       6.76      $       7.88      $       6.18

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                      AXA Premier VIP     AXA Premier VIP
                                                    Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                   --------------------- ----------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value      $ 13,402,731         $ 1,957,373        $  49,642,931
Receivable for The Trusts shares sold ............           72,659                  --               27,586
Receivable for policy-related transactions .......               --                  --                   --
                                                       ------------         -----------        -------------
  Total assets ...................................       13,475,390           1,957,373           49,670,517
                                                       ------------         -----------        -------------
Liabilities:
Payable for The Trusts shares purchased ..........               --                  --                   --
Payable for policy-related transactions ..........           72,659                  --               27,739
                                                       ------------         -----------        -------------
  Total liabilities ..............................           72,659                  --               27,739
                                                       ------------         -----------        -------------
Net Assets .......................................     $ 13,402,731         $ 1,957,373        $  49,642,778
                                                       ============         ===========        =============
Net Assets:
Accumulation Units ...............................     $ 13,388,513         $ 1,940,699        $  49,621,254
Retained by Equitable Life in Separate
 Account No. 45 ..................................           14,218              16,674               21,524
                                                       ------------         -----------        -------------
Total net assets .................................     $ 13,402,731         $ 1,957,373        $  49,642,778
                                                       ============         ===========        =============
Investments in shares of The Trusts, at cost .....     $ 16,344,555         $ 2,535,422        $ 101,631,149
The Trusts shares held
 Class A .........................................               --                  --            1,048,057
 Class B .........................................        1,794,188             340,983            2,015,934
Units outstanding (000's):
Class B 0.00% ....................................               --                  --                   --
Class B 0.50% ....................................                1                  --                   --
Class A 1.15% ....................................               --                  --                  453
Class B 1.15% ....................................              250                  44                  327
Class B 1.35% ....................................              486                  44                  404
Class B 1.55% ....................................              678                 150                  102
Class B 1.60% ....................................              381                  96                   66
Class B 1.70% ....................................               23                  10                    2
Unit value:
Class B 0.00% ....................................     $         --         $        --        $          --
Class B 0.50% ....................................     $       7.43         $      5.71        $       41.54
Class A 1.15% ....................................     $         --         $        --        $       37.75
Class B 1.15% ....................................     $       7.38         $      5.67        $       37.17
Class B 1.35% ....................................     $       7.37         $      5.66        $       35.92
Class B 1.55% ....................................     $       7.35         $      5.65        $       34.70
Class B 1.60% ....................................     $       7.35         $      5.65        $       34.41
Class B 1.70% ....................................     $       7.34         $      5.64        $       33.82



                                                                                            EQ/Alliance
                                                                                            Intermediate
                                                      EQ/Alliance        EQ/Alliance         Government       EQ/Alliance
                                                      Common Stock    Growth and Income      Securities      International
                                                   ----------------- ------------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 482,280,534      $ 400,802,938      $ 299,413,748     $ 114,208,849
Receivable for The Trusts shares sold ............         725,304            308,914                 --           117,207
Receivable for policy-related transactions .......              --                 --            120,663                --
                                                     -------------      -------------      -------------     -------------
  Total assets ...................................     483,005,838        401,111,852        299,534,411       114,326,056
                                                     -------------      -------------      -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                 --            120,664                --
Payable for policy-related transactions ..........         725,758            306,267                 --           109,502
                                                     -------------      -------------      -------------     -------------
  Total liabilities ..............................         725,758            306,267            120,664           109,502
                                                     -------------      -------------      -------------     -------------
Net Assets .......................................   $ 482,280,080      $ 400,805,585      $ 299,413,747     $ 114,216,554
                                                     =============      =============      =============     =============
Net Assets:
Accumulation Units ...............................   $ 481,958,893      $ 400,711,656      $ 299,344,687     $ 114,137,910
Retained by Equitable Life in Separate
 Account No. 45 ..................................         321,187             93,929             69,060            78,644
                                                     -------------      -------------      -------------     -------------
Total net assets .................................   $ 482,280,080      $ 400,805,585      $ 299,413,747     $ 114,216,554
                                                     =============      =============      =============     =============
Investments in shares of The Trusts, at cost .....   $ 991,733,054      $ 527,316,838      $ 292,425,933     $ 121,225,712
The Trusts shares held
 Class A .........................................       8,218,408          3,759,613          1,936,474         2,413,113
 Class B .........................................      38,085,239         27,548,139         27,294,121        13,563,526
Units outstanding (000's):
Class B 0.00% ....................................              --                 --                 --                --
Class B 0.50% ....................................               7                  5                 10                 4
Class A 1.15% ....................................             560              2,361              1,043             1,978
Class B 1.15% ....................................             698              3,020              1,296             1,624
Class B 1.35% ....................................           1,240              6,485              4,099             3,907
Class B 1.55% ....................................             510              5,500              5,993             3,915
Class B 1.60% ....................................             314              2,830              3,868             1,910
Class B 1.70% ....................................               6                 43                146                20
Unit value:
Class B 0.00% ....................................   $          --      $          --      $          --     $          --
Class B 0.50% ....................................   $      180.32      $       21.46      $       20.36     $        9.14
Class A 1.15% ....................................   $      153.56      $       20.49      $       19.12     $        8.83
Class B 1.15% ....................................   $      151.16      $       20.20      $       18.85     $        8.69
Class B 1.35% ....................................   $      143.14      $       19.83      $       18.40     $        8.55
Class B 1.55% ....................................   $      135.53      $       19.46      $       17.97     $        8.42
Class B 1.60% ....................................   $      133.70      $       19.36      $       17.86     $        8.38
Class B 1.70% ....................................   $      130.09      $       19.19      $       17.65     $        8.32

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                      EQ/Alliance     EQ /Alliance       EQ/Alliance
                                                    Premier Growth    Quality Bond    Small Cap Growth
                                                   ---------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $ 105,975,074     $ 22,177,446     $  87,604,731
Receivable for The Trusts shares sold ............        303,458           50,552            66,318
Receivable for policy-related transactions .......             --               --                --
                                                    -------------     ------------     -------------
  Total assets ...................................    106,278,532       22,227,998        87,671,049
                                                    -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ..........             --               --                --
Payable for policy-related transactions ..........        303,267           50,552            66,318
                                                    -------------     ------------     -------------
  Total liabilities ..............................        303,267           50,552            66,318
                                                    -------------     ------------     -------------
Net Assets .......................................  $ 105,975,265     $ 22,177,446     $  87,604,731
                                                    =============     ============     =============
Net Assets:
Accumulation Units ...............................  $ 105,393,817     $ 22,155,700     $  87,571,345
Retained by Equitable Life in Separate
 Account No. 45 ..................................        581,448           21,746            33,386
                                                    -------------     ------------     -------------
Total net assets .................................  $ 105,975,265     $ 22,177,446     $  87,604,731
                                                    =============     ============     =============
Investments in shares of The Trusts, at cost .....  $ 203,668,385     $ 21,941,923     $ 131,837,122
The Trusts shares held
 Class A .........................................             --               --           484,632
 Class B .........................................     21,052,533        2,191,113         9,355,485
Units outstanding (000's):
Class B 0.00% ....................................             --               --                --
Class B 0.50% ....................................              4                6                11
Class A 1.15% ....................................             --               --               428
Class B 1.15% ....................................          1,968              240             1,604
Class B 1.35% ....................................          8,409              430             2,020
Class B 1.55% ....................................          6,946              429             3,468
Class B 1.60% ....................................          4,522              347             1,384
Class B 1.70% ....................................             22               17                28
Unit value:
Class B 0.00% ....................................  $          --     $         --     $          --
Class B 0.50% ....................................  $        4.99     $      16.46     $       10.32
Class A 1.15% ....................................  $          --     $         --     $       10.07
Class B 1.15% ....................................  $        4.87     $      15.49     $        9.94
Class B 1.35% ....................................  $        4.84     $      15.20     $        9.83
Class B 1.55% ....................................  $        4.80     $      14.92     $        9.71
Class B 1.60% ....................................  $        4.79     $      14.85     $        9.69
Class B 1.70% ....................................  $        4.77     $      14.71     $        9.63



                                                      EQ/Alliance                         EQ/Bernstein          EQ/Calvert
                                                      Technology       EQ/Balanced     Diversified Value   Socially Responsible
                                                   ---------------- ----------------- ------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value    $ 32,179,497     $ 376,679,282      $ 114,341,078          $ 661,897
Receivable for The Trusts shares sold ............        118,665            55,546            124,612                 --
Receivable for policy-related transactions .......             --                --                 --                 --
                                                     ------------     -------------      -------------          ---------
  Total assets ...................................     32,298,162       376,734,828        114,465,690            661,897
                                                     ------------     -------------      -------------          ---------
Liabilities:
Payable for The Trusts shares purchased ..........             --                --                 --                 --
Payable for policy-related transactions ..........        118,663            55,543            124,611                 --
                                                     ------------     -------------      -------------          ---------
  Total liabilities ..............................        118,663            55,543            124,611                 --
                                                     ------------     -------------      -------------          ---------
Net Assets .......................................   $ 32,179,499     $ 376,679,285      $ 114,341,079          $ 661,897
                                                     ============     =============      =============          =========
Net Assets:
Accumulation Units ...............................   $ 31,875,202     $ 375,157,749      $ 114,229,654          $ 654,521
Retained by Equitable Life in Separate
 Account No. 45 ..................................        304,297         1,521,536            111,425              7,376
                                                     ------------     -------------      -------------          ---------
Total net assets .................................   $ 32,179,499     $ 376,679,285      $ 114,341,079          $ 661,897
                                                     ============     =============      =============          =========
Investments in shares of The Trusts, at cost .....   $ 56,037,845     $ 402,403,230      $ 134,823,217          $ 769,266
The Trusts shares held
 Class A .........................................             --         3,104,068                 --                 --
 Class B .........................................     10,776,449        27,092,542         11,402,237            112,572
Units outstanding (000's):
Class B 0.00% ....................................             --                --                 --                 --
Class B 0.50% ....................................             37                 3                 15                 --
Class A 1.15% ....................................             --             1,013                 --                 --
Class B 1.15% ....................................          1,108             1,386              2,810                  3
Class B 1.35% ....................................          2,020             3,926              3,350                 29
Class B 1.55% ....................................          5,116             2,816              3,348                 35
Class B 1.60% ....................................          2,823             1,564              1,712                 38
Class B 1.70% ....................................              5                13                 60                 --
Unit value:
Class B 0.00% ....................................   $         --     $          --      $          --          $      --
Class B 0.50% ....................................   $       2.95     $       40.59      $       10.58          $    6.48
Class A 1.15% ....................................   $         --     $       37.91      $          --          $      --
Class B 1.15% ....................................   $       2.90     $       36.32      $       10.24          $    6.34
Class B 1.35% ....................................   $       2.88     $       35.10      $       10.14          $    6.29
Class B 1.55% ....................................   $       2.86     $       33.91      $       10.04          $    6.25
Class B 1.60% ....................................   $       2.86     $       33.62      $       10.01          $    6.24
Class B 1.70% ....................................   $       2.85     $       33.05      $        9.96          $    6.22

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value      $ 2,570,431          $ 61,456,407          $ 22,023,212
Receivable for The Trusts shares sold ............              --               125,925                    --
Receivable for policy-related transactions .......           1,166                    --                10,054
                                                       -----------          ------------          ------------
  Total assets ...................................       2,571,597            61,582,332            22,033,266
                                                       -----------          ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ..........             750                    --                10,054
Payable for policy-related transactions ..........              --               126,013                    --
                                                       -----------          ------------          ------------
  Total liabilities ..............................             750               126,013                10,054
                                                       -----------          ------------          ------------
Net Assets .......................................     $ 2,570,847          $ 61,456,319          $ 22,023,212
                                                       ===========          ============          ============
Net Assets:
Accumulation Units ...............................     $ 2,524,259          $ 61,160,012          $ 21,950,755
Retained by Equitable Life in Separate
 Account No. 45 ..................................          46,588               296,307                72,457
                                                       -----------          ------------          ------------
Total net assets .................................     $ 2,570,847          $ 61,456,319          $ 22,023,212
                                                       ===========          ============          ============
Investments in shares of The Trusts, at cost .....     $ 2,712,020          $ 66,584,843          $ 23,623,547
The Trusts shares held
 Class A .........................................              --                    --                    --
 Class B .........................................         349,830             7,479,611             2,834,169
Units outstanding (000's):
Class B 0.00% ....................................              --                    --                    --
Class B 0.50% ....................................              --                     6                    13
Class A 1.15% ....................................              --                    --                    --
Class B 1.15% ....................................              56                 1,727                   346
Class B 1.35% ....................................             133                 3,265                   812
Class B 1.55% ....................................             100                 1,728                 1,058
Class B 1.60% ....................................              59                   961                   643
Class B 1.70% ....................................              --                    --                    10
Unit value:
Class B 0.00% ....................................     $        --          $         --          $         --
Class B 0.50% ....................................     $      7.52          $       8.22          $       7.89
Class A 1.15% ....................................     $        --          $         --          $         --
Class B 1.15% ....................................     $      7.34          $       8.02          $       7.70
Class B 1.35% ....................................     $      7.29          $       7.97          $       7.65
Class B 1.55% ....................................     $      7.23          $       7.91          $       7.59
Class B 1.60% ....................................     $      7.22          $       7.89          $       7.57
Class B 1.70% ....................................     $      7.19          $       7.86          $       7.55



                                                      EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                    Markets Equity      500 Index          Omega       EQ/FI Mid Cap
                                                   ---------------- ----------------- -------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 28,515,404     $ 137,189,307    $ 4,833,689     $ 43,659,729
Receivable for The Trusts shares sold ............             --           108,219             93               --
Receivable for policy-related transactions .......        219,701                --              9          133,950
                                                     ------------     -------------    -----------     ------------
  Total assets ...................................     28,735,105       137,297,526      4,833,791       43,793,679
                                                     ------------     -------------    -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........        219,702                --             --          134,300
Payable for policy-related transactions ..........             --           108,217             --               --
                                                     ------------     -------------    -----------     ------------
  Total liabilities ..............................        219,702           108,217             --          134,300
                                                     ------------     -------------    -----------     ------------
Net Assets .......................................   $ 28,515,403     $ 137,189,309    $ 4,833,791     $ 43,659,379
                                                     ============     =============    ===========     ============
Net Assets:
Accumulation Units ...............................   $ 28,359,786     $ 136,951,462    $ 4,798,825     $ 43,450,309
Retained by Equitable Life in Separate
 Account No. 45 ..................................        155,617           237,847         34,966          209,070
                                                     ------------     -------------    -----------     ------------
Total net assets .................................   $ 28,515,403     $ 137,189,309    $ 4,833,791     $ 43,659,379
                                                     ============     =============    ===========     ============
Investments in shares of The Trusts, at cost .....   $ 35,418,603     $ 202,892,143    $ 6,346,540     $ 51,453,600
The Trusts shares held
 Class A .........................................             --                --             --               --
 Class B .........................................      5,396,926         8,147,193        796,411        6,178,528
Units outstanding (000's):
Class B 0.00% ....................................             --                --             --               --
Class B 0.50% ....................................             11                62             --              582
Class A 1.15% ....................................             --                --             --               --
Class B 1.15% ....................................            894             1,017             84              427
Class B 1.35% ....................................          1,807             3,683            184              951
Class B 1.55% ....................................          1,441             1,539            419            2,865
Class B 1.60% ....................................            857             1,042            143            1,471
Class B 1.70% ....................................              6                10              4               39
Unit value:
Class B 0.00% ....................................   $         --     $          --    $        --     $         --
Class B 0.50% ....................................   $       5.94     $       20.16    $      5.99     $       7.01
Class A 1.15% ....................................   $         --     $          --    $        --     $         --
Class B 1.15% ....................................   $       5.73     $       19.03    $      5.83     $       6.90
Class B 1.35% ....................................   $       5.67     $       18.69    $      5.79     $       6.87
Class B 1.55% ....................................   $       5.61     $       18.36    $      5.74     $       6.84
Class B 1.60% ....................................   $       5.59     $       18.28    $      5.73     $       6.83
Class B 1.70% ....................................   $       5.56     $       18.11    $      5.70     $       6.81

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                         EQ/FI Small/Mid Cap                    EQ/International
                                                                Value          EQ/High Yield      Equity Index
                                                        -------------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $ 122,194,587       $  80,037,229      $ 13,276,380
Receivable for The Trusts shares sold .................               --              65,441             6,349
Receivable for policy-related transactions ............            3,594                  --                --
                                                           -------------       -------------      ------------
  Total assets ........................................      122,198,181          80,102,670        13,282,729
                                                           -------------       -------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............            3,374                  --                --
Payable for policy-related transactions ...............               --              65,449             6,345
                                                           -------------       -------------      ------------
  Total liabilities ...................................            3,374              65,449             6,345
                                                           -------------       -------------      ------------
Net Assets ............................................    $ 122,194,807       $  80,037,221      $ 13,276,384
                                                           =============       =============      ============
Net Assets:
Accumulation Units ....................................    $ 122,134,010       $  79,966,803      $ 13,210,321
Retained by Equitable Life in Separate
 Account No. 45 .......................................           60,797              70,418            66,063
                                                           -------------       -------------      ------------
Total net assets ......................................    $ 122,194,807       $  80,037,221      $ 13,276,384
                                                           =============       =============      ============
Investments in shares of The Trusts, at cost ..........    $ 141,841,863       $ 112,884,607      $ 19,267,745
The Trusts shares held
 Class A ..............................................               --             484,586                --
 Class B ..............................................       12,412,436          16,209,427         1,870,438
Units outstanding (000's):
Class B 0.00% .........................................               --                  --                --
Class B 0.50% .........................................              416                   2                 6
Class A 1.15% .........................................               --                  93                --
Class B 1.15% .........................................            2,470                 592               180
Class B 1.35% .........................................            2,863               1,316               740
Class B 1.55% .........................................            5,069               1,013               632
Class B 1.60% .........................................            2,145                 511               275
Class B 1.70% .........................................               36                  21                 7
Unit value:
Class B 0.00% .........................................    $          --       $          --      $         --
Class B 0.50% .........................................    $        9.89       $       26.08      $       7.53
Class A 1.15% .........................................    $          --       $       23.85      $         --
Class B 1.15% .........................................    $        9.53       $       23.48      $       7.28
Class B 1.35% .........................................    $        9.42       $       22.73      $       7.21
Class B 1.55% .........................................    $        9.32       $       22.00      $       7.14
Class B 1.60% .........................................    $        9.29       $       21.83      $       7.12
Class B 1.70% .........................................    $        9.24       $       21.48      $       7.08



                                                         EQ/J.P. Morgan   EQ/Janus Large Cap   EQ/Lazard Small Cap
                                                            Core Bond           Growth                Value         EQ/Marsico Focus
                                                        ---------------- -------------------- --------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....   $ 45,680,376       $ 20,505,961         $ 19,334,381       $ 24,363,884
Receivable for The Trusts shares sold .................             --             20,774                   --                 --
Receivable for policy-related transactions ............        212,807                 --               22,263            319,590
                                                          ------------       ------------         ------------       ------------
  Total assets ........................................     45,893,183         20,526,735           19,356,644         24,683,474
                                                          ------------       ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............        212,807                 --               22,263            319,590
Payable for policy-related transactions ...............             --             20,685                   --                 --
                                                          ------------       ------------         ------------       ------------
  Total liabilities ...................................        212,807             20,685               22,263            319,590
                                                          ------------       ------------         ------------       ------------
Net Assets ............................................   $ 45,680,376       $ 20,506,050         $ 19,334,381       $ 24,363,884
                                                          ============       ============         ============       ============
Net Assets:
Accumulation Units ....................................   $ 45,666,235       $ 20,462,607         $ 19,296,699       $ 22,327,089
Retained by Equitable Life in Separate
 Account No. 45 .......................................         14,141             43,443               37,682          2,036,795
                                                          ------------       ------------         ------------       ------------
Total net assets ......................................   $ 45,680,376       $ 20,506,050         $ 19,334,381       $ 24,363,884
                                                          ============       ============         ============       ============
Investments in shares of The Trusts, at cost ..........   $ 46,078,620       $ 29,229,286         $ 22,191,421       $ 25,981,993
The Trusts shares held
 Class A ..............................................             --                 --                   --                 --
 Class B ..............................................      4,080,815          4,535,941            1,978,448          2,420,285
Units outstanding (000's):
Class B 0.00% .........................................             --                 --                   --                 --
Class B 0.50% .........................................              1                 13                    7                  2
Class A 1.15% .........................................             --                 --                   --                 --
Class B 1.15% .........................................            623                253                  384                439
Class B 1.35% .........................................            903                552                  665                767
Class B 1.55% .........................................          1,232              2,509                  482                616
Class B 1.60% .........................................            702              1,333                  275                427
Class B 1.70% .........................................              9                 24                    8                  8
Unit value:
Class B 0.00% .........................................   $         --       $         --         $         --       $         --
Class B 0.50% .........................................   $      13.80       $       4.47         $      11.08       $      10.01
Class A 1.15% .........................................   $         --       $         --         $         --       $         --
Class B 1.15% .........................................   $      13.35       $       4.41         $      10.73       $       9.92
Class B 1.35% .........................................   $      13.22       $       4.39         $      10.62       $       9.89
Class B 1.55% .........................................   $      13.09       $       4.36         $      10.51       $       9.87
Class B 1.60% .........................................   $      13.05       $       4.36         $      10.49       $       9.86
Class B 1.70% .........................................   $      12.99       $       4.35         $      10.43       $       9.85

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                    EQ/Mercury Basic   EQ/MFS Emerging
                                                      Value Equity    Growth Companies   EQ/MFS Investors Trust   EQ/Money Market
                                                   ----------------- ------------------ ------------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 144,265,691     $ 107,161,455          $ 14,072,033        $ 264,851,123
Receivable for The Trusts shares sold ............         167,233            58,645                   538              297,462
Receivable for policy-related transactions .......              --                --                    --                   --
                                                     -------------     -------------          ------------        -------------
  Total assets ...................................     144,432,924       107,220,100            14,072,571          265,148,585
                                                     -------------     -------------          ------------        -------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                --                    --                   --
Payable for policy-related transactions ..........         167,633            58,615                   539              297,462
                                                     -------------     -------------          ------------        -------------
  Total liabilities ..............................         167,633            58,615                   539              297,462
                                                     -------------     -------------          ------------        -------------
Net Assets .......................................   $ 144,265,291     $ 107,161,485          $ 14,072,032        $ 264,851,123
                                                     =============     =============          ============        =============
Net Assets:
Accumulation Units ...............................   $ 143,976,339     $ 107,073,018          $ 13,975,673        $ 264,728,956
Retained by Equitable Life in Separate
 Account No. 45 ..................................         288,952            88,467                96,359              122,167
                                                     -------------     -------------          ------------        -------------
Total net assets .................................   $ 144,265,291     $ 107,161,485          $ 14,072,032        $ 264,851,123
                                                     =============     =============          ============        =============
Investments in shares of The Trusts, at cost .....   $ 172,785,707     $ 242,776,676          $ 19,622,537        $ 267,692,375
The Trusts shares held
 Class A .........................................              --                --                    --            2,511,530
 Class B .........................................      12,783,930        11,907,778             1,997,938           23,135,155
Units outstanding (000's):
Class B 0.00% ....................................              --                --                    --                   54
Class B 0.50% ....................................             185                --                    13                    1
Class A 1.15% ....................................              --                --                    --                  863
Class B 1.15% ....................................           2,129             2,239                    99                1,022
Class B 1.35% ....................................           3,538             5,638                   776                2,299
Class B 1.55% ....................................           2,900             2,080                   706                2,246
Class B 1.60% ....................................           1,419             1,556                   474                2,863
Class B 1.70% ....................................              32                 7                    --                   57
Unit value:
Class B 0.00% ....................................   $          --     $          --          $         --        $       38.24
Class B 0.50% ....................................   $       14.84     $        9.77          $       7.02        $       34.34
Class A 1.15% ....................................   $          --     $          --          $         --        $       30.22
Class B 1.15% ....................................   $       14.30     $        9.42          $       6.84        $       29.84
Class B 1.35% ....................................   $       14.14     $        9.31          $       6.79        $       28.57
Class B 1.55% ....................................   $       13.98     $        9.20          $       6.73        $       27.35
Class B 1.60% ....................................   $       13.94     $        9.18          $       6.72        $       27.06
Class B 1.70% ....................................   $       13.86     $        9.12          $       6.69        $       26.47

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                                       EQ/Putnam
                                                    Growth & Income         EQ/Putnam         EQ/Putnam       EQ/Small
                                                         Value        International Equity     Voyager      Company Index
                                                   ----------------- ---------------------- ------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 38,008,607         $ 42,108,212        $ 491,733     $ 17,750,377
Receivable for The Trusts shares sold ............          1,397                   --               --              861
Receivable for policy-related transactions .......             --               82,706               --               --
                                                     ------------         ------------        ---------     ------------
  Total assets ...................................     38,010,004           42,190,918          491,733       17,751,238
                                                     ------------         ------------        ---------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........             --               82,692               --               --
Payable for policy-related transactions ..........          1,397                   --               --              862
                                                     ------------         ------------        ---------     ------------
  Total liabilities ..............................          1,397               82,692               --              862
                                                     ------------         ------------        ---------     ------------
Net Assets                                             38,008,607           42,108,226          491,733       17,750,376
                                                     ============         ============        =========     ============
Net Assets:
Accumulation Units ...............................   $ 37,988,058         $ 42,070,787        $ 488,949     $ 17,684,871
Retained by Equitable Life in Separate
 Account No. 45 ..................................         20,549               37,439            2,784           65,505
                                                     ------------         ------------        ---------     ------------
Total net assets .................................   $ 38,008,607         $ 42,108,226        $ 491,733     $ 17,750,376
                                                     ============         ============        =========     ============
Investments in shares of The Trusts, at cost .....   $ 49,892,612         $ 50,706,489        $ 525,625     $ 22,968,903
The Trusts shares held
 Class A .........................................             --                   --               --               --
 Class B .........................................      4,228,995            4,861,890           51,310        2,468,395
Units outstanding (000's):
Class B 0.00% ....................................             --                   --               --               --
Class B 0.50% ....................................             --                    8                1                1
Class A 1.15% ....................................             --                   --               --               --
Class B 1.15% ....................................          1,280                  956               11              297
Class B 1.35% ....................................          1,664                1,196               13              859
Class B 1.55% ....................................            620                1,121               11              660
Class B 1.60% ....................................            359                  498               16              240
Class B 1.70% ....................................             13                    4               --                8
Unit value:
Class B 0.00% ....................................   $         --         $         --        $      --     $         --
Class B 0.50% ....................................   $      10.13         $      11.70        $    9.84     $       8.97
Class A 1.15% ....................................   $         --         $         --        $      --     $         --
Class B 1.15% ....................................   $       9.76         $      11.27        $    9.48     $       8.68
Class B 1.35% ....................................   $       9.64         $      11.14        $    9.38     $       8.59
Class B 1.55% ....................................   $       9.53         $      11.01        $    9.27     $       8.50
Class B 1.60% ....................................   $       9.51         $      10.98        $    9.24     $       8.48
Class B 1.70% ....................................   $       9.45         $      10.92        $    9.19     $       8.44

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $1,494,105      $         --      $         --
 Expenses:
  Asset-based charges ............................        421,059            78,858            77,081
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      1,073,046           (78,858)          (77,081)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         67,621          (425,671)         (128,124)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................         67,621          (425,671)         (128,124)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        891,073          (882,260)       (1,171,047)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        958,694        (1,307,931)       (1,299,171)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $2,031,740      $ (1,386,789)     $ (1,376,252)
                                                       ==========      ============      ============



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                     Large Cap Core      Large Cap         Large Cap       Small/Mid Cap
                                                       Equity (a)        Growth (a)        Value (a)         Growth (a)
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     13,719      $         --      $     51,810      $         --
 Expenses:
  Asset-based charges ............................         53,310            97,142           128,103           112,914
                                                     ------------      ------------      ------------      ------------
Net Investment Income (Loss) .....................        (39,591)          (97,142)          (76,293)         (112,914)
                                                     ------------      ------------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (174,804)         (359,309)         (237,454)         (562,788)
  Realized gain distribution from The Trusts .....             --                --                --                --
                                                     ------------      ------------      ------------      ------------
 Net realized gain (loss) ........................       (174,804)         (359,309)         (237,454)         (562,788)
                                                     ------------      ------------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,067,795)       (1,915,349)       (2,072,825)       (2,953,530)
                                                     ------------      ------------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,242,599)       (2,274,658)       (2,310,279)       (3,516,318)
                                                     ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (1,282,190)     $ (2,371,800)     $ (2,386,572)     $ (3,629,232)
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                     Small/Mid Cap    AXA Premier VIP    EQ/Aggressive
                                                       Value (a)       Technology (a)        Stock
                                                   ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --       $       --       $       8,875
 Expenses:
  Asset-based charges ............................        141,453           20,947             850,345
                                                     ------------       ----------       -------------
Net Investment Income (Loss) .....................       (141,453)         (20,947)           (841,470)
                                                     ------------       ----------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (304,094)        (158,797)        (14,289,985)
  Realized gain distribution from The Trusts .....             --               --                  --
                                                     ------------       ----------       -------------
 Net realized gain (loss) ........................       (304,094)        (158,797)        (14,289,985)
                                                     ------------       ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,941,825)        (578,049)         (8,935,073)
                                                     ------------       ----------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,245,919)        (736,846)        (23,225,058)
                                                     ------------       ----------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,387,372)      $ (757,793)      $ (24,066,528)
                                                     ============       ==========       =============



                                                                                          EQ/Alliance
                                                                                          Intermediate
                                                      EQ/Alliance        EQ/Alliance       Government     EQ/Alliance
                                                      Common Stock    Growth and Income    Securities    International
                                                   ----------------- ------------------- ------------- ----------------
Income and Expenses:
 Investment Income:
Dividends from The Trusts ......................  $        331,852     $    5,629,700     $11,815,404    $         --
 Expenses:
  Asset-based charges ............................       8,388,419          6,714,919       3,572,940         520,882
                                                    --------------     --------------     -----------    ------------
Net Investment Income (Loss) .....................      (8,056,567)        (1,085,219)      8,242,464        (520,882)
                                                    --------------     --------------     -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (143,368,868)       (21,050,556)      1,046,477      (3,170,933)
  Realized gain distribution from The Trusts .....              --                 --         331,136              --
                                                    --------------     --------------     -----------    ------------
 Net realized gain (loss) ........................    (143,368,868)       (21,050,556)      1,377,613      (3,170,933)
                                                    --------------     --------------     -----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (141,918,124)      (105,224,004)      7,023,962      (2,432,899)
                                                    --------------     --------------     -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (285,286,992)      (126,274,560)      8,401,575      (5,603,832)
                                                    --------------     --------------     -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (293,343,559)    $ (127,359,779)    $16,644,039    $ (6,124,714)
                                                    ==============     ==============     ===========    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                      EQ/Alliance       EQ/Alliance        EQ/Alliance
                                                    Premier Growth   Quality Bond (a)   Small Cap Growth
                                                   ---------------- ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --        $782,005        $          --
 Expenses:
  Asset-based charges ............................      2,033,035         173,725            1,480,368
                                                    -------------        --------        -------------
Net Investment Income (Loss) .....................     (2,033,035)        608,280           (1,480,368)
                                                    -------------        --------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (26,302,676)         98,082           (9,671,484)
  Realized gain distribution from The Trusts .....             --          34,337                   --
                                                    -------------        --------        -------------
 Net realized gain (loss) ........................    (26,302,676)        132,419           (9,671,484)
                                                    -------------        --------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (29,300,491)        235,524          (28,784,431)
                                                    -------------        --------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (55,603,167)        367,943          (38,455,915)
                                                    -------------        --------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (57,636,202)       $976,223        $ (39,936,283)
                                                    =============        ========        =============



                                                      EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                      Technology       EQ/Balanced    Diversified Value   Socially Responsible
                                                   ---------------- ---------------- ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $   4,284,926      $   1,557,865         $       --
 Expenses:
  Asset-based charges ............................        619,948        3,236,611          1,566,945              7,279
                                                    -------------    -------------      -------------         ----------
Net Investment Income (Loss) .....................       (619,948)       1,048,315             (9,080)            (7,279)
                                                    -------------    -------------      -------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (14,355,372)     (32,165,923)        (1,755,404)           (50,388)
  Realized gain distribution from The Trusts .....             --               --                 --                 --
                                                    -------------    -------------      -------------         ----------
 Net realized gain (loss) ........................    (14,355,372)     (32,165,923)        (1,755,404)           (50,388)
                                                    -------------    -------------      -------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,974,003)      (8,921,169)       (17,585,770)          (109,468)
                                                    -------------    -------------      -------------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (23,329,375)     (41,087,092)       (19,341,174)          (159,856)
                                                    -------------    -------------      -------------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (23,949,323)   $ (40,038,777)     $ (19,350,254)        $ (167,135)
                                                    =============    =============      =============         ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                     International (a)         Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   26,749          $    131,666          $     83,469
 Expenses:
  Asset-based charges ............................          14,841               211,227               252,873
                                                        ----------          ------------          ------------
Net Investment Income (Loss) .....................          11,908               (79,561)             (169,404)
                                                        ----------          ------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (63,231)             (736,818)           (2,642,529)
  Realized gain distribution from The Trusts .....              --                    --                    --
                                                        ----------          ------------          ------------
 Net realized gain (loss) ........................         (63,231)             (736,818)           (2,642,529)
                                                        ----------          ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (136,253)           (5,126,214)           (1,651,906)
                                                        ----------          ------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (199,484)           (5,863,032)           (4,294,435)
                                                        ----------          ------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ (187,576)         $ (5,942,593)         $ (4,463,839)
                                                        ==========          ============          ============



                                                      EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                    Markets Equity      500 Index          Omega        EQ/FI Mid Cap
                                                   ---------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --    $   1,471,425     $         --     $      6,705
 Expenses:
  Asset-based charges ............................        430,158        2,247,086           71,946          577,150
                                                     ------------    -------------     ------------     ------------
Net Investment Income (Loss) .....................       (430,158)        (775,661)         (71,946)        (570,445)
                                                     ------------    -------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,080,679)     (13,445,876)        (427,780)      (1,125,936)
  Realized gain distribution from The Trusts .....             --          146,060               --               --
                                                     ------------    -------------     ------------     ------------
 Net realized gain (loss) ........................     (2,080,679)     (13,299,816)        (427,780)      (1,125,936)
                                                     ------------    -------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (149,420)     (30,693,360)        (945,749)      (7,719,556)
                                                     ------------    -------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,230,099)     (43,993,176)      (1,373,529)      (8,845,492)
                                                     ------------    -------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (2,660,257)   $ (44,768,837)    $ (1,445,475)    $ (9,415,937)
                                                     ============    =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/FI Small/Mid                  EQ/International
                                                       Cap Value     EQ/High Yield     Equity Index
                                                   ---------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     677,515    $   7,341,400     $    141,927
 Expenses:
  Asset-based charges ............................      1,742,831        1,165,798          214,129
                                                    -------------    -------------     ------------
Net Investment Income (Loss) .....................     (1,065,316)       6,175,602          (72,202)
                                                    -------------    -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (200,175)      (8,061,124)      (2,885,480)
  Realized gain distribution from The Trusts .....             --               --               --
                                                    -------------    -------------     ------------
 Net realized gain (loss) ........................       (200,175)      (8,061,124)      (2,885,480)
                                                    -------------    -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (22,769,362)      (2,366,278)        (185,040)
                                                    -------------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (22,969,537)     (10,427,402)      (3,070,520)
                                                    -------------    -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (24,034,853)   $  (4,251,800)    $ (3,142,722)
                                                    =============    =============     ============



                                                    EQ/J.P. Morgan       EQ/Janus            EQ/Lazard
                                                     Core Bond (a)   Large Cap Growth   Small Cap Value (a)   EQ/Marsico Focus
                                                   ---------------- ------------------ --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,896,834       $         --        $    114,681        $      8,716
 Expenses:
  Asset-based charges ............................       274,032            352,536             128,649             150,566
                                                      ----------       ------------        ------------        ------------
Net Investment Income (Loss) .....................     1,622,802           (352,536)            (13,968)           (141,850)
                                                      ----------       ------------        ------------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       178,649         (3,248,427)           (511,292)           (475,323)
  Realized gain distribution from The Trusts .....       221,317                 --             106,677                  --
                                                      ----------       ------------        ------------        ------------
 Net realized gain (loss) ........................       399,966         (3,248,427)           (404,615)           (475,323)
                                                      ----------       ------------        ------------        ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (398,244)        (5,540,473)         (2,857,040)         (1,926,600)
                                                      ----------       ------------        ------------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         1,722         (8,788,900)         (3,261,655)         (2,401,923)
                                                      ----------       ------------        ------------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,624,524       $ (9,141,436)       $ (3,275,623)       $ (2,543,773)
                                                      ==========       ============        ============        ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                              EQ/MFS
                                                                             Emerging
                                                        EQ/Mercury            Growth            EQ/MFS
                                                    Basic Value Equity      Companies      Investors Trust
                                                   -------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,725,346       $          --     $     86,814
 Expenses:
  Asset-based charges ............................        2,181,137           2,037,258          239,842
                                                      -------------       -------------     ------------
Net Investment Income (Loss) .....................         (455,791)         (2,037,258)        (153,028)
                                                      -------------       -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (2,905,895)        (32,942,921)      (1,291,915)
  Realized gain distribution from The Trusts .....          986,386                  --               --
                                                      -------------       -------------     ------------
 Net realized gain (loss) ........................       (1,919,509)        (32,942,921)      (1,291,915)
                                                      -------------       -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (30,438,761)        (33,685,618)      (2,783,562)
                                                      -------------       -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (32,358,270)        (66,628,539)      (4,075,477)
                                                      -------------       -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (32,814,061)      $ (68,665,797)    $ (4,228,505)
                                                      =============       =============     ============



                                                                       EQ/Putnam        EQ/Putnam
                                                       EQ/Money     Growth & Income   International    EQ/Putnam
                                                        Market           Value          Equity (a)    Voyager (a)
                                                   --------------- ----------------- --------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,258,895    $     585,751    $    296,537     $     604
 Expenses:
  Asset-based charges ............................      4,126,918          632,673         428,120         2,948
                                                    -------------    -------------    ------------     ---------
Net Investment Income (Loss) .....................       (868,023)         (46,922)       (131,583)       (2,344)
                                                    -------------    -------------    ------------     ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,151,261)      (2,166,667)       (734,983)      (21,989)
  Realized gain distribution from The Trusts .....             --               --              --            --
                                                    -------------    -------------    ------------     ---------
 Net realized gain (loss) ........................     (2,151,261)      (2,166,667)       (734,983)      (21,989)
                                                    -------------    -------------    ------------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,494,614       (7,994,345)     (8,598,277)      (33,892)
                                                    -------------    -------------    ------------     ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        343,353      (10,161,012)     (9,333,260)      (55,881)
                                                    -------------    -------------    ------------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (524,670)   $ (10,207,934)   $ (9,464,843)    $ (58,225)
                                                    =============    =============    ============     =========



                                                       EQ/Small
                                                     Company Index
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    108,402
 Expenses:
  Asset-based charges ............................        277,225
                                                     ------------
Net Investment Income (Loss) .....................       (168,823)
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,011,858)
  Realized gain distribution from The Trusts .....             --
                                                     ------------
 Net realized gain (loss) ........................     (1,011,858)
                                                     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,743,133)
                                                     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,754,991)
                                                     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (4,923,814)
                                                     ============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    International
                                                    Core Bond (d)    Health Care (d)     Equity (d)
                                                  ----------------- ----------------- ----------------
                                                         2002              2002             2002
                                                  ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  1,073,046      $     (78,858)   $     (77,081)
 Net realized gain (loss) on investments ........         67,621           (425,671)        (128,124)
 Change in unrealized appreciation
  (depreciation) of investments .................        891,073           (882,260)      (1,171,047)
                                                    ------------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      2,031,740         (1,386,789)      (1,376,252)
                                                    ------------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     10,084,050          2,196,339        2,691,610
  Transfers between funds including
   guaranteed interest account, net .............     36,671,531          6,623,110        6,215,294
  Transfers for contract benefits and
   terminations .................................     (2,326,719)          (257,833)        (154,801)
  Contract maintenance charges ..................        (43,650)           (12,734)          (9,349)
                                                    ------------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     44,385,212          8,548,882        8,742,754
                                                    ------------      -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         11,874             34,825           32,244
                                                    ------------      -------------    -------------
Increase (Decrease) in Net Assets ...............     46,428,826          7,196,918        7,398,746
Net Assets - Beginning of Period ................             --                 --               --
                                                    ------------      -------------    -------------
Net Assets - End of Period ......................   $ 46,428,826      $   7,196,918    $   7,398,746
                                                    ============      =============    =============
Changes in Units: ...............................
Unit Activity 1.15% Class A
 Issued .........................................             --                 --               --
 Redeemed .......................................             --                 --               --
                                                    ------------      -------------    -------------
 Net Increase (Decrease) ........................             --                 --               --
                                                    ============      =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          5,439              1,354            1,492
 Redeemed .......................................         (1,085)              (446)            (547)
                                                    ------------      -------------    -------------
 Net Increase (Decrease) ........................          4,354                908              945
                                                    ============      =============    =============



                                                   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Large Cap         Large Cap         Large Cap       Small/Mid Cap
                                                   Core Equity (d)      Growth (d)        Value (d)         Growth (d)
                                                  ----------------- ----------------- ----------------- -----------------
                                                         2002              2002              2002              2002
                                                  ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $     (39,591)    $     (97,142)    $    (76,293)     $   (112,914)
 Net realized gain (loss) on investments ........        (174,804)         (359,309)        (237,454)         (562,788)
 Change in unrealized appreciation
  (depreciation) of investments .................      (1,067,795)       (1,915,349)      (2,072,825)       (2,953,530)
                                                    -------------     -------------     ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................      (1,282,190)       (2,371,800)      (2,386,572)       (3,629,232)
                                                    -------------     -------------     ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       1,997,280         3,616,683        3,217,533         3,558,634
  Transfers between funds including
   guaranteed interest account, net .............       5,663,431         8,071,966       11,133,356        11,280,720
  Transfers for contract benefits and
   terminations .................................        (186,031)         (380,655)        (551,031)         (264,504)
  Contract maintenance charges ..................          (6,776)          (11,937)         (15,796)          (14,856)
                                                    -------------     -------------     ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       7,467,904        11,296,057       13,784,062        14,559,994
                                                    -------------     -------------     ------------      ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          26,315            32,481           25,802            33,403
                                                    -------------     -------------     ------------      ------------
Increase (Decrease) in Net Assets ...............       6,212,029         8,956,738       11,423,292        10,964,165
Net Assets - Beginning of Period ................              --                --               --                --
                                                    -------------     -------------     ------------      ------------
Net Assets - End of Period ......................   $   6,212,029     $   8,956,738     $ 11,423,292      $ 10,964,165
                                                    =============     =============     ============      ============
Changes in Units: ...............................
Unit Activity 1.15% Class A
 Issued .........................................              --                --               --                --
 Redeemed .......................................              --                --               --                --
                                                    -------------     -------------     ------------      ------------
 Net Increase (Decrease) ........................              --                --               --                --
                                                    =============     =============     ============      ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             981             1,613            2,101             2,392
 Redeemed .......................................            (171)             (296)            (659)             (626)
                                                    -------------     -------------     ------------      ------------
 Net Increase (Decrease) ........................             810             1,317            1,442             1,766
                                                    =============     =============     ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Premier VIP       AXA Premier VIP
                                                   Small/Mid Cap Value (d)    Technology (d)         EQ/Aggressive Stock
                                                  ------------------------- ----------------- ---------------------------------
                                                             2002                  2002             2002             2001
                                                  ------------------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................       $   (141,453)          $  (20,947)     $     (841,470)  $     (906,585)
 Net realized gain (loss) on investments ........           (304,094)            (158,797)        (14,289,985)     (11,422,381)
 Change in unrealized appreciation
  (depreciation) of investments .................         (2,941,825)            (578,049)         (8,935,073)     (21,424,591)
                                                        ------------           ----------      --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................         (3,387,372)            (757,793)        (24,066,528)     (33,753,557)
                                                        ------------           ----------      --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          3,371,346              888,002           1,733,549        4,310,214
  Transfers between funds including
   guaranteed interest account, net .............         13,919,121            1,860,280          (9,253,205)      (8,560,486)
  Transfers for contract benefits and
   terminations .................................           (497,607)             (49,599)         (6,137,165)      (7,002,127)
  Contract maintenance charges ..................            (19,901)              (2,659)           (350,869)        (403,235)
                                                        ------------           ----------      --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................         16,772,959            2,696,024         (14,007,690)     (11,655,634)
                                                        ------------           ----------      --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......             17,144               19,142               1,210           10,241
                                                        ------------           ----------      --------------   --------------
Increase (Decrease) in Net Assets ...............         13,402,731            1,957,373         (38,073,008)     (45,398,950)
Net Assets - Beginning of Period ................                 --                   --          87,715,786      133,114,736
                                                        ------------           ----------      --------------   --------------
Net Assets - End of Period ......................       $ 13,402,731           $1,957,373      $   49,642,778   $   87,715,786
                                                        ============           ==========      ==============   ==============
Changes in Units:
Unit Activity 1.15% Class A .....................
 Issued .........................................                 --                   --                  21               27
 Redeemed .......................................                 --                   --                (144)            (156)
                                                        ------------           ----------      --------------   --------------
 Net Increase (Decrease) ........................                 --                   --                (123)            (129)
                                                        ============           ==========      ==============   ==============
Unit Activity 0.00% to 1.70% Class B ............
 Issued .........................................              2,197                  435                 450            5,872
 Redeemed .......................................               (378)                 (91)               (653)          (5,866)
                                                        ------------           ----------      --------------   --------------
 Net Increase (Decrease) ........................              1,819                  344                (203)               6
                                                        ============           ==========      ==============   ==============



                                                               EQ/Alliance                         EQ/Alliance
                                                              Common Stock                      Growth and Income
                                                  ------------------------------------- ----------------------------------
                                                         2002               2001               2002             2001
                                                  ----------------- ------------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (8,056,567)   $    9,031,102     $    (1,085,219)  $  (2,536,065)
 Net realized gain (loss) on investments ........     (143,368,868)      (69,201,661)        (21,050,556)     16,935,458
 Change in unrealized appreciation
  (depreciation) of investments .................     (141,918,124)      (66,151,838)       (105,224,004)    (30,848,568)
                                                   ---------------    --------------     ---------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................     (293,343,559)     (126,322,397)       (127,359,779)    (16,449,175)
                                                   ---------------    --------------     ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       16,600,038        50,649,636          21,476,404      62,205,107
  Transfers between funds including
   guaranteed interest account, net .............      (70,930,907)      (16,746,494)         (5,197,334)     84,325,461
  Transfers for contract benefits and
   terminations .................................      (55,842,279)      (69,831,895)        (43,267,527)    (37,420,675)
  Contract maintenance charges ..................       (2,614,514)       (3,075,618)         (1,572,008)     (1,362,320)
                                                   ---------------    --------------     ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (112,787,662)      (39,004,371)        (28,560,465)    107,747,573
                                                   ---------------    --------------     ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          389,362           110,242               9,364        (337,746)
                                                   ---------------    --------------     ---------------   -------------
Increase (Decrease) in Net Assets ...............     (405,741,859)     (165,216,526)       (155,910,880)     90,960,652
Net Assets - Beginning of Period ................      888,021,939     1,053,238,465         556,716,465     465,755,813
                                                   ---------------    --------------     ---------------   -------------
Net Assets - End of Period ......................  $   482,280,080    $  888,021,939     $   400,805,585   $ 556,716,465
                                                   ===============    ==============     ===============   =============
Changes in Units:
Unit Activity 1.15% Class A .....................
 Issued .........................................               17                32                 214             338
 Redeemed .......................................             (205)             (177)               (775)           (544)
                                                   ---------------    --------------     ---------------   -------------
 Net Increase (Decrease) ........................             (188)             (145)               (561)           (206)
                                                   ===============    ==============     ===============   =============
Unit Activity 0.00% to 1.70% Class B ............
 Issued .........................................              381               710               4,257          12,869
 Redeemed .......................................             (888)             (718)             (5,250)         (8,537)
                                                   ---------------    --------------     ---------------   -------------
 Net Increase (Decrease) ........................             (507)               (8)               (993)          4,332
                                                   ===============    ===============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Alliance Intermediate                EQ/Alliance
                                                        Government Securities              International (i)
                                                  --------------------------------- --------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   8,242,464    $   4,331,802     $   (520,882)   $    109,264
 Net realized gain (loss) on investments ........      1,377,613          496,236       (3,170,933)     (4,591,902)
 Change in unrealized appreciation
  (depreciation) of investments .................      7,023,962          909,805       (2,432,899)     (3,791,988)
                                                   -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     16,644,039        5,737,843       (6,124,714)     (8,274,626)
                                                   -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     20,578,334       43,669,575          972,253       2,536,553
  Transfers between funds including
   guaranteed interest account, net .............    108,849,048       75,542,127       92,267,113          59,185
  Transfers for contract benefits and
   terminations .................................    (26,173,297)     (12,396,793)      (2,307,630)     (1,993,617)
  Contract maintenance charges ..................       (537,755)        (213,848)        (157,920)       (104,332)
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    102,716,330      106,601,061       90,773,816         497,789
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          1,605           14,901            9,147           4,328
                                                   -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ...............    119,361,974      112,353,805       84,658,249      (7,772,509)
Net Assets - Beginning of Period ................    180,051,773       67,697,968       29,558,305      37,330,814
                                                   -------------    -------------     ------------    ------------
Net Assets - End of Period ......................  $ 299,413,747    $ 180,051,773     $114,216,554    $ 29,558,305
                                                   =============    =============     ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            854              520            1,461           3,344
 Redeemed .......................................           (452)            (239)            (299)         (3,469)
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................            402              281            1,162            (125)
                                                   =============    =============     ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         10,480            8,874           11,401          21,835
 Redeemed .......................................         (4,995)          (2,771)          (2,257)        (21,573)
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................          5,485            6,103            9,144             262
                                                   =============    =============     ============    ============



                                                             EQ/Alliance               EQ/Alliance
                                                           Premier Growth            Quality Bond (d)
                                                  --------------------------------- -----------------
                                                        2002             2001              2002
                                                  ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (2,033,035)   $  (2,846,456)   $      608,280
 Net realized gain (loss) on investments ........    (26,302,676)     (26,918,676)          132,419
 Change in unrealized appreciation
  (depreciation) of investments .................    (29,300,491)     (30,464,296)          235,524
                                                   -------------    -------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................    (57,636,202)     (60,229,428)          976,223
                                                   -------------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      4,312,020       21,575,589       (43,551,067)
  Transfers between funds including
   guaranteed interest account, net .............    (17,966,790)      15,339,171        65,950,946
  Transfers for contract benefits and
   terminations .................................     (9,532,240)     (12,339,218)       (1,197,625)
  Contract maintenance charges ..................       (422,239)        (457,720)          (22,335)
                                                   -------------    -------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (23,609,249)      24,117,822        21,179,919
                                                   -------------    -------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           (415)         725,863            21,304
                                                   -------------    -------------    --------------
Increase (Decrease) in Net Assets ...............    (81,245,866)     (35,385,743)       22,177,446
Net Assets - Beginning of Period ................    187,221,131      222,606,874                --
                                                   -------------    -------------    --------------
Net Assets - End of Period ......................  $ 105,975,265    $ 187,221,131    $   22,177,446
                                                   =============    =============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --               --                --
 Redeemed .......................................             --               --                --
                                                   -------------    -------------    --------------
 Net Increase (Decrease) ........................             --               --                --
                                                   =============    =============    ==============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          4,051           16,277             1,847
 Redeemed .......................................         (8,415)         (13,484)             (378)
                                                   -------------    -------------    --------------
 Net Increase (Decrease) ........................         (4,364)           2,793             1,469
                                                   =============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance
                                                        Small Cap Growth (g)             EQ/Alliance Technology
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,480,368)   $    (155,929)   $     (619,948)  $     (685,397)
 Net realized gain (loss) on investments ........     (9,671,484)      (3,058,523)      (14,355,372)     (10,348,265)
 Change in unrealized appreciation
  (depreciation) of investments .................    (28,784,431)     (12,187,110)       (8,974,003)      (2,443,454)
                                                   -------------    -------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................    (39,936,283)     (15,401,562)      (23,949,323)     (13,477,116)
                                                   -------------    -------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      5,738,185       18,224,767         3,026,451       11,776,116
  Transfers between funds including
   guaranteed interest account, net .............      8,393,151       20,039,161           456,741       17,869,579
  Transfers for contract benefits and
   terminations .................................     (5,940,735)      (6,026,423)       (2,619,615)      (2,767,941)
  Contract maintenance charges ..................       (347,606)        (283,854)         (107,497)         (98,790)
                                                   -------------    -------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      7,842,995       31,953,651           756,080       26,778,964
                                                   -------------    -------------    --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          5,446           13,898             5,565          296,992
                                                   -------------    -------------    --------------   --------------
Increase (Decrease) in Net Assets ...............    (32,087,842)      16,565,987       (23,187,678)      13,598,840
Net Assets - Beginning of Period ................    119,692,573      103,126,586        55,367,177       41,768,337
                                                   -------------    -------------    --------------   --------------
Net Assets - End of Period ......................  $  87,604,731    $ 119,692,573    $   32,179,499   $   55,367,177
                                                   =============    =============    ==============   ==============
Changes in Units:
 Unit Activity 1.15% Class A
 Issued .........................................            159              219                --               --
 Redeemed .......................................           (228)            (207)               --               --
                                                   -------------    -------------    --------------   --------------
 Net Increase (Decrease) ........................            (69)              12                --               --
                                                   =============    =============    ==============   ==============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          2,665            3,742             5,119            9,596
 Redeemed .......................................         (2,047)          (1,531)           (5,079)          (4,763)
                                                   -------------    -------------    --------------   --------------
 Net Increase (Decrease) ........................            618            2,211                40            4,833
                                                   =============    =============    ==============   ==============



                                                                                              EQ/Bernstein
                                                         EQ/Balanced (c) (j)             Diversified Value (b)
                                                  --------------------------------- --------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,048,315    $   4,238,400    $      (9,080)   $    170,382
 Net realized gain (loss) on investments ........    (32,165,923)      (1,691,567)      (1,755,404)      1,475,499
 Change in unrealized appreciation
  (depreciation) of investments .................     (8,921,169)     (16,802,779)     (17,585,770)     (2,896,369)
                                                   -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (40,038,777)     (14,255,946)     (19,350,254)     (1,250,488)
                                                   -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      9,432,169       17,904,939        9,431,894      11,791,871
  Transfers between funds including
   guaranteed interest account, net .............    182,387,603      255,619,354       34,409,192      92,424,656
  Transfers for contract benefits and
   terminations .................................    (21,843,916)     (12,889,214)      (9,036,642)     (3,678,016)
  Contract maintenance charges ..................       (668,737)        (328,079)        (342,604)       (159,035)
                                                   -------------    -------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    169,307,119      260,307,000       34,461,840     100,379,476
                                                   -------------    -------------    -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......      1,322,609           37,280           10,000          95,505
                                                   -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ...............    130,590,951      246,088,334       15,121,586      99,219,493
Net Assets - Beginning of Period ................    246,088,334               --       99,219,493              --
                                                   -------------    -------------    -------------    ------------
Net Assets - End of Period ......................  $ 376,679,285    $ 246,088,334    $ 114,341,079    $ 99,219,493
                                                   =============    =============    =============    ============
Changes in Units:
 Unit Activity 1.15% Class A
 Issued .........................................            756               31               --              --
 Redeemed .......................................           (130)             (93)              --              --
                                                   -------------    -------------    -------------    ------------
 Net Increase (Decrease) ........................            626              (62)              --              --
                                                   =============    =============    =============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          5,675            1,256            5,797           2,852
 Redeemed .......................................         (1,645)            (727)          (2,831)           (839)
                                                   -------------    -------------    -------------    ------------
 Net Increase (Decrease) ........................          4,030              529            2,966           2,013
                                                   =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Calvert           EQ/Capital Guardian
                                                    Socially Responsible (a)     International (d)
                                                  ---------------------------- ---------------------
                                                       2002          2001               2002
                                                  ------------- -------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (7,279)    $   (267)        $   11,908
 Net realized gain (loss) on investments ........      (50,388)         267            (63,231)
 Change in unrealized appreciation
  (depreciation) of investments .................     (109,468)       2,099           (136,253)
                                                   -----------     --------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     (167,135)       2,099           (187,576)
                                                   -----------     --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      243,622       44,753            168,122
  Transfers between funds including
   guaranteed interest account, net .............      439,930      119,134          2,561,030
  Transfers for contract benefits and
   terminations .................................      (26,972)        (431)           (19,838)
  Contract maintenance charges ..................         (649)          --             (3,288)
                                                   -----------     --------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      655,931      163,456          2,706,026
                                                   -----------     --------         ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        7,279          267             14,526
                                                   -----------     --------         ----------
Increase (Decrease) in Net Assets ...............      496,075      165,822          2,532,976
Net Assets - Beginning of Period ................      165,822           --             37,871
                                                   -----------     --------         ----------
Net Assets - End of Period ......................  $   661,897     $165,822         $2,570,847
                                                   ===========     ========         ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --
 Redeemed .......................................           --           --                 --
                                                   -----------     --------         ----------
 Net Increase (Decrease) ........................           --           --                 --
                                                   ===========     ========         ==========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          131           20              1,368
 Redeemed .......................................          (45)          (1)            (1,020)
                                                   -----------     --------         ----------
 Net Increase (Decrease) ........................           86           19                348
                                                   ===========     ========         ==========



                                                       EQ/Capital Guardian             EQ/Capital Guardian
                                                           Research (h)                  U.S. Equity (f)
                                                  ------------------------------ -------------------------------
                                                        2002           2001            2002            2001
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (79,561)    $  (77,631)   $   (169,404)    $   (86,095)
 Net realized gain (loss) on investments ........      (736,818)         2,159      (2,642,529)         (8,249)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,126,214)       (88,570)     (1,651,906)        (34,568)
                                                   ------------     ----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (5,942,593)      (164,042)     (4,463,839)       (128,912)
                                                   ------------     ----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       671,452      1,704,912       1,929,452       2,938,082
  Transfers between funds including
   guaranteed interest account, net .............    59,435,542      1,991,715      13,773,817       3,402,524
  Transfers for contract benefits and
   terminations .................................      (884,641)      (394,170)       (930,060)       (836,661)
  Contract maintenance charges ..................       (53,072)       (12,535)        (43,519)        (15,281)
                                                   ------------     ----------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    59,169,281      3,289,922      14,729,690       5,488,664
                                                   ------------     ----------    ------------     -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        37,147        (19,160)         33,355        (244,776)
                                                   ------------     ----------    ------------     -----------
Increase (Decrease) in Net Assets ...............    53,263,835      3,106,720      10,299,206       5,114,976
Net Assets - Beginning of Period ................     8,192,484      5,085,764      11,724,006       6,609,030
                                                   ------------     ----------    ------------     -----------
Net Assets - End of Period ......................  $ 61,456,319     $8,192,484    $ 22,023,212     $11,724,006
                                                   ============     ==========    ============     ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --              --
 Redeemed .......................................            --             --              --              --
                                                   ------------     ----------    ------------     -----------
 Net Increase (Decrease) ........................            --             --              --              --
                                                   ============     ==========    ============     ===========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         7,359            450           2,210             717
 Redeemed .......................................          (433)          (143)           (480)           (167)
                                                   ------------     ----------    ------------     -----------
 Net Increase (Decrease) ........................         6,926            307           1,730             550
                                                   ============     ==========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Emerging Markets Equity           EQ/Equity 500 Index
                                                  ------------------------------- ---------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (430,158)   $   (371,476)   $    (775,661)   $    (984,873)
 Net realized gain (loss) on investments ........    (2,080,679)     (7,088,726)     (13,299,816)      (6,424,376)
 Change in unrealized appreciation
  (depreciation) of investments .................      (149,420)      5,533,385      (30,693,360)     (20,827,768)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,660,257)     (1,926,817)     (44,768,837)     (28,237,017)
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       954,567       2,887,434        7,640,504       17,728,922
  Transfers between funds including
   guaranteed interest account, net .............     4,962,668        (163,212)          81,785        2,719,164
  Transfers for contract benefits and
   terminations .................................    (1,698,910)     (1,414,602)     (11,282,582)     (11,273,287)
  Contract maintenance charges ..................      (103,882)        (73,375)        (524,197)        (490,322)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,114,443       1,236,245       (4,084,490)       8,684,477
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           706          81,358          223,548          (33,370)
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     1,454,892        (609,214)     (48,629,779)     (19,585,910)
Net Assets - Beginning of Period ................    27,060,511      27,669,725      185,819,088      205,404,998
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 28,515,403    $ 27,060,511    $ 137,189,309    $ 185,819,088
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --               --
 Redeemed .......................................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ============    ============    =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         5,830           5,501            2,677            2,504
 Redeemed .......................................        (5,228)         (5,314)          (2,401)          (2,159)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           602             187             (276)             345
                                                   ============    ============    =============    =============



                                                        EQ/Evergreen Omega               EQ/FI Mid Cap
                                                  ------------------------------ ------------------------------
                                                        2002           2001            2002           2001
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (71,946)   $  (40,752)   $   (570,445)   $   (153,354)
 Net realized gain (loss) on investments ........       (427,780)     (131,228)     (1,125,936)     (2,006,866)
 Change in unrealized appreciation
  (depreciation) of investments .................       (945,749)     (307,012)     (7,719,556)       (231,319)
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,445,475)     (478,992)     (9,415,937)     (2,391,539)
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        694,056       942,097      10,655,394      10,657,001
  Transfers between funds including
   guaranteed interest account, net .............      1,716,091     1,221,069      15,941,165      15,482,070
  Transfers for contract benefits and
   terminations .................................       (283,599)     (186,669)     (1,911,853)       (481,345)
  Contract maintenance charges ..................        (14,655)       (6,778)        (78,928)        (15,426)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,111,893     1,969,719      24,605,778      25,642,300
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         26,632        11,782          30,687      (8,475,478)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............        693,050     1,502,509      15,220,528      14,775,283
Net Assets - Beginning of Period ................      4,140,741     2,638,232      28,438,851      13,663,568
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   4,833,791    $4,140,741    $ 43,659,379    $ 28,438,851
                                                   =============    ==========    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................            454           324           4,199           3,394
 Redeemed .......................................           (157)          (66)         (1,174)           (393)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................            297           258           3,025           3,001
                                                   =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/FI Small/ Mid Cap Value             EQ/High Yield
                                                  -------------------------------- -------------------------------
                                                        2002             2001            2002            2001
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,065,316)   $   (237,765)   $  6,175,602    $  6,906,841
 Net realized gain (loss) on investments ........       (200,175)         82,978      (8,061,124)     (6,783,775)
 Change in unrealized appreciation
  (depreciation) of investments .................    (22,769,362)      3,045,606      (2,366,278)       (831,996)
                                                   -------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (24,034,853)      2,890,819      (4,251,800)       (708,930)
                                                   -------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     17,175,645      20,799,722       5,128,201      11,099,707
  Transfers between funds including
   guaranteed interest account, net .............     45,163,001      40,495,478       2,516,348      11,066,895
  Transfers for contract benefits and
   terminations .................................     (9,435,480)     (3,268,359)     (6,863,479)     (5,955,458)
  Contract maintenance charges ..................       (346,306)       (146,516)       (247,377)       (194,100)
                                                   -------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     52,556,860      57,880,325         533,693      16,017,044
                                                   -------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         15,700          34,994          22,541         (76,106)
                                                   -------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     28,537,707      60,806,138      (3,695,566)     15,232,008
Net Assets - Beginning of Period ................     93,657,100      32,850,962      83,732,787      68,500,779
                                                   -------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 122,194,807    $ 93,657,100    $ 80,037,221    $ 83,732,787
                                                   =============    ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --              --              25             444
 Redeemed .......................................             --              --             (36)           (411)
                                                   -------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................             --              --             (11)             33
                                                   =============    ============    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          7,808           6,440           1,192           1,645
 Redeemed .......................................         (3,185)         (1,055)         (1,172)           (986)
                                                   -------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          4,623           5,385              20             659
                                                   =============    ============    ============    ============



                                                                                   EQ/J.P. Morgan
                                                   EQ/International Equity Index   Core Bond (d)
                                                  ------------------------------- ---------------
                                                        2002            2001            2002
                                                  --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (72,202)   $   (173,106)   $  1,622,802
 Net realized gain (loss) on investments ........    (2,885,480)       (782,792)        399,966
 Change in unrealized appreciation
  (depreciation) of investments .................      (185,040)     (4,163,689)       (398,244)
                                                   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (3,142,722)     (5,119,587)      1,624,524
                                                   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,011,908       2,065,976       3,466,823
  Transfers between funds including
   guaranteed interest account, net .............     1,107,158       1,471,607      42,620,843
  Transfers for contract benefits and
   terminations .................................    (1,402,657)       (862,614)     (2,003,500)
  Contract maintenance charges ..................       (45,092)        (40,767)        (43,208)
                                                   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       671,317       2,634,202      44,040,958
                                                   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        21,650          38,511          14,894
                                                   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (2,449,755)     (2,446,874)     45,680,376
Net Assets - Beginning of Period ................    15,726,139      18,173,013              --
                                                   ------------    ------------    ------------
Net Assets - End of Period ......................  $ 13,276,384    $ 15,726,139    $ 45,680,376
                                                   ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --
 Redeemed .......................................            --              --              --
                                                   ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --
                                                   ============    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         1,413             639           4,249
 Redeemed .......................................        (1,336)           (374)           (779)
                                                   ------------    ------------    ------------
 Net Increase (Decrease) ........................            77             265           3,470
                                                   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        EQ/Lazard
                                                     EQ/Janus Large Cap Growth     Small Cap Value (d)
                                                  ------------------------------- ---------------------
                                                        2002            2001               2002
                                                  --------------- --------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (352,536)   $   (226,455)      $    (13,968)
 Net realized gain (loss) on investments ........    (3,248,427)       (913,256)          (404,615)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,540,473)     (2,685,674)        (2,857,040)
                                                   ------------    ------------       ------------
 Net increase (decrease) in net assets from
  operations ....................................    (9,141,436)     (3,825,385)        (3,275,623)
                                                   ------------    ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,459,878       9,150,070          1,980,200
  Transfers between funds including
   guaranteed interest account, net .............     3,783,696      12,166,488         21,273,838
  Transfers for contract benefits and
   terminations .................................    (1,312,224)       (642,310)          (618,895)
  Contract maintenance charges ..................       (48,327)        (19,395)           (34,967)
                                                   ------------    ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,883,023      20,654,853         22,600,176
                                                   ------------    ------------       ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        20,758        (311,737)             9,828
                                                   ------------    ------------       ------------
Increase (Decrease) in Net Assets ...............    (3,237,655)     16,517,731         19,334,381
Net Assets - Beginning of Period ................    23,743,705       7,225,974                 --
                                                   ------------    ------------       ------------
Net Assets - End of Period ......................  $ 20,506,050    $ 23,743,705       $ 19,334,381
                                                   ============    ============       ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --                 --
 Redeemed .......................................            --              --                 --
                                                   ------------    ------------       ------------
 Net Increase (Decrease) ........................            --              --                 --
                                                   ============    ============       ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         2,461           3,435              2,392
 Redeemed .......................................        (1,503)           (522)              (571)
                                                   ------------    ------------       ------------
 Net Increase (Decrease) ........................           958           2,913              1,821
                                                   ============    ============       ============



                                                        EQ/Marsico Focus (a)        EQ/Mercury Basic Value Equity
                                                  -------------------------------- --------------------------------
                                                        2002            2001             2002             2001
                                                  --------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (141,850)     $   (2,118)    $    (455,791)   $  3,083,310
 Net realized gain (loss) on investments ........      (475,323)            989        (1,919,509)      4,041,938
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,926,600)        308,491       (30,438,761)     (1,563,354)
                                                   ------------      ----------     -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,543,773)        307,362       (32,814,061)      5,561,894
                                                   ------------      ----------     -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,938,695         535,953        11,933,934      19,193,873
  Transfers between funds including
   guaranteed interest account, net .............    22,149,363         582,906        21,985,068      39,967,488
  Transfers for contract benefits and
   terminations .................................      (596,539)         (4,109)      (11,603,499)     (8,037,363)
  Contract maintenance charges ..................       (30,722)            (81)         (475,123)       (325,780)
                                                   ------------      ----------     -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    23,460,797       1,114,669        21,840,380      50,798,218
                                                   ------------      ----------     -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        23,132       2,001,697            14,066         200,819
                                                   ------------      ----------     -------------    ------------
Increase (Decrease) in Net Assets ...............    20,940,156       3,423,728       (10,959,615)     56,560,931
Net Assets - Beginning of Period ................     3,423,728              --       155,224,906      98,663,975
                                                   ------------      ----------     -------------    ------------
Net Assets - End of Period ......................  $ 24,363,884      $3,423,728     $ 144,265,291    $155,224,906
                                                   ============      ==========     =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --                --              --
 Redeemed .......................................            --              --                --              --
                                                   ------------      ----------     -------------    ------------
 Net Increase (Decrease) ........................            --              --                --              --
                                                   ============      ==========     =============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         2,915             101             3,970           4,427
 Redeemed .......................................          (756)             (1)           (2,785)         (1,356)
                                                   ------------      -----------    -------------    ------------
 Net Increase (Decrease) ........................         2,159             100             1,185           3,071
                                                   ============      ===========    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/MFS Emerging Growth Companies
                                                  -----------------------------------
                                                         2002              2001
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (2,037,258)  $    (3,210,460)
 Net realized gain (loss) on investments ........      (32,942,921)      (11,058,384)
 Change in unrealized appreciation
  (depreciation) of investments .................      (33,685,618)     (104,297,452)
                                                   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................      (68,665,797)     (118,566,296)
                                                   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        3,055,904        12,012,580
  Transfers between funds including
   guaranteed interest account, net .............      (24,936,488)       (4,811,654)
  Transfers for contract benefits and
   terminations .................................      (10,877,487)      (13,557,728)
  Contract maintenance charges ..................         (535,347)         (662,113)
                                                   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (33,293,418)       (7,018,915)
                                                   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......              330          (216,138)
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets ...............     (101,958,885)     (125,801,349)
Net Assets - Beginning of Period ................      209,120,370       334,921,719
                                                   ---------------   ---------------
Net Assets - End of Period ......................  $   107,161,485   $   209,120,370
                                                   ===============   ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................               --                --
 Redeemed .......................................               --                --
                                                   ---------------   ---------------
 Net Increase (Decrease) ........................               --                --
                                                   ===============   ===============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................            1,427             3,459
 Redeemed .......................................           (4,469)           (4,034)
                                                   ---------------   ---------------
 Net Increase (Decrease) ........................           (3,042)             (575)
                                                   ===============   ===============



                                                      EQ/MFS Investors Trust              EQ/Money Market
                                                  ------------------------------- --------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (153,028)   $   (189,404)   $    (868,023)   $   5,870,683
 Net realized gain (loss) on investments ........    (1,291,915)       (440,320)      (2,151,261)      (2,819,004)
 Change in unrealized appreciation
  (depreciation) of investments .................    (2,783,562)     (2,922,230)       2,494,614        1,327,627
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (4,228,505)     (3,551,954)        (524,670)       4,379,306
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       626,615       3,282,624       46,634,198      150,778,368
  Transfers between funds including
   guaranteed interest account, net .............       (19,622)      2,193,021        2,043,552       28,215,296
  Transfers for contract benefits and
   terminations .................................    (1,140,781)     (1,473,274)     (81,002,521)     (55,589,871)
  Contract maintenance charges ..................       (39,270)        (35,974)        (576,498)        (411,420)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (573,058)      3,966,397      (32,901,269)     122,992,373
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         7,244          69,890            9,715           32,322
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (4,794,319)        484,333      (33,416,224)     127,404,001
Net Assets - Beginning of Period ................    18,866,351      18,382,018      298,267,347      170,863,346
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 14,072,032    $ 18,866,351    $ 264,851,123    $ 298,267,347
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --              927            2,822
 Redeemed .......................................            --              --           (1,019)          (2,685)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (92)             137
                                                   ============    ============    =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................           710             821           12,680           41,230
 Redeemed .......................................          (617)           (406)         (13,784)         (36,868)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           (93)            415           (1,104)           4,362
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Putnam
                                                       Growth & Income Value
                                                  --------------------------------
                                                        2002             2001
                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      (46,922)  $   (186,363)
 Net realized gain (loss) on investments ........      (2,166,667)      (280,567)
 Change in unrealized appreciation
  (depreciation) of investments .................      (7,994,345)    (3,733,481)
                                                   --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (10,207,934)    (4,200,411)
                                                   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       2,060,903      4,517,573
  Transfers between funds including
   guaranteed interest account, net .............         (16,755)     3,186,582
  Transfers for contract benefits and
   terminations .................................      (4,231,501)    (4,791,420)
  Contract maintenance charges ..................        (159,692)      (157,624)
                                                   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (2,347,045)     2,755,111
                                                   --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           2,047         56,382
                                                   --------------   ------------
Increase (Decrease) in Net Assets ...............     (12,552,932)    (1,388,918)
Net Assets - Beginning of Period ................      50,561,539     51,950,457
                                                   --------------   ------------
Net Assets - End of Period ......................  $   38,008,607   $ 50,561,539
                                                   ==============   ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................              --             --
 Redeemed .......................................              --             --
                                                   --------------   ------------
 Net Increase (Decrease) ........................              --             --
                                                   ==============   ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             846            945
 Redeemed .......................................          (1,083)          (715)
                                                   --------------   ------------
 Net Increase (Decrease) ........................            (237)           230
                                                   ==============   ============



                                                            EQ/Putnam
                                                   International Equity (d)(e)   EQ/Putnam Voyager (d)
                                                  ----------------------------- -----------------------
                                                               2002                       2002
                                                  ----------------------------- -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................         $   (131,583)                $  (2,344)
 Net realized gain (loss) on investments ........             (734,983)                  (21,989)
 Change in unrealized appreciation
  (depreciation) of investments .................           (8,598,277)                  (33,892)
                                                          ------------                 ---------
 Net increase (decrease) in net assets from
  operations ....................................           (9,464,843)                  (58,225)
                                                          ------------                 ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........            1,273,868                    30,710
  Transfers between funds including
   guaranteed interest account, net .............           52,319,182                   527,838
  Transfers for contract benefits and
   terminations .................................           (1,949,091)                  (11,407)
  Contract maintenance charges ..................             (116,404)                     (130)
                                                          ------------                 ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................           51,527,555                   547,011
                                                          ------------                 ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......               45,514                     2,947
                                                          ------------                 ---------
Increase (Decrease) in Net Assets ...............           42,108,226                   491,733
Net Assets - Beginning of Period ................                   --                        --
                                                          ------------                 ---------
Net Assets - End of Period ......................         $ 42,108,226                 $ 491,733
                                                          ============                 =========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................                   --                        --
 Redeemed .......................................                   --                        --
                                                          ------------                 ---------
 Net Increase (Decrease) ........................                   --                        --
                                                          ============                 =========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................                6,744                        92
 Redeemed .......................................               (2,961)                      (40)
                                                          ------------                 ---------
 Net Increase (Decrease) ........................                3,783                        52
                                                          ============                 =========




                                                           EQ/Small Company Index
                                                    -----------------------------------
                                                          2002                2001
                                                    ---------------      --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   (168,823)        $  (121,840)
 Net realized gain (loss) on investments ........      (1,011,858)           (423,008)
 Change in unrealized appreciation
  (depreciation) of investments .................      (3,743,133)            720,346
                                                     ------------         -----------
 Net increase (decrease) in net assets from
  operations ....................................      (4,923,814)            175,498
                                                     ------------         -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       1,108,746           2,237,897
  Transfers between funds including
   guaranteed interest account, net .............       2,505,517           1,840,277
  Transfers for contract benefits and
   terminations .................................        (974,242)           (720,928)
  Contract maintenance charges ..................         (62,003)            (46,325)
                                                     ------------         -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................       2,578,018           3,310,921
                                                     ------------         -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          18,102              33,070
                                                     ------------         -----------
Increase (Decrease) in Net Assets ...............      (2,327,694)          3,519,489
Net Assets - Beginning of Period ................      20,078,070          16,558,581
                                                     ------------         -----------
Net Assets - End of Period ......................    $ 17,750,376         $20,078,070
                                                     ============         ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................              --                  --
 Redeemed .......................................              --                  --
                                                     ------------         -----------
 Net Increase (Decrease) ........................              --                  --
                                                     ============         ===========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             777                 652
 Redeemed .......................................            (532)               (343)
                                                     ------------         -----------
 Net Increase (Decrease) ........................             245                 309
                                                     ============         ===========

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

------------
(a) Units were made available for sale on September 4, 2001.
(b) A substitution of T. Rowe Equity Income Portfolio for EQ/Bernstein Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).
(c) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(d) Units were made available for sale on January 14, 2002.
(e) A substitution of EQ/T. Rowe International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See Note 5).
(f) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(g) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance
    Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(h) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian
    Research Portfolio occurred on November 22, 2002 (See Note 5).
(i) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance
    International Portfolio occurred on November 22, 2002 (See Note 5).
(j) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1):

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega(7)
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(8)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(6)
   o EQ/Small Company Index

   ----------

   (1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.
   (2) Formerly known as Lazard Large Cap Value.
   (3) Formerly known as Morgan Stanley Emerging Markets Equity.
   (4) Formerly known as EQ/Alliance High Yield.
   (5) Formerly known as MFS Growth
       with Income.
   (6) Formerly known as EQ/Putnam Investors Growth.
   (7) Formerly known as EQ/Evergreen.
   (8) Formerly known as EQ/Alliance Money Market.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, Select, Elite, and Equitable Accumulator Select issued after August 13, 2001, deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager Accumulator, Equitable Accumulator, Equitable Accumulators Select, Elite, Plus, Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor are offered with the same variable investment options for use as an NQ, QP or IRA. Income Manager Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator Select, Elite, Plus, Equitable Accumulator issued

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


1. Organization (Concluded)

   after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Equitable Accumulator Advisor and Equitable Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity option of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, and Equitable Accumulator Elite Contracts. Included in Contract maintenance charges are administrative charges, if applicable, which are deducted annually under Equitable Accumulator issued after March 1, 2000 and Equitable Accumulator Elite Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:


                                                        Purchases      Sales
                                                     -------------- -------------
    AXA Premier VIP Core Bond .......................    $ 49,970,674   $  4,500,542
    AXA Premier VIP Health Care .....................      11,154,467      2,649,618
    AXA Premier VIP International Equity ............       9,777,568      1,079,651
    AXA Premier VIP Large Cap Core Equity ...........       8,555,973      1,101,344
    AXA Premier VIP Large Cap Growth ................      12,581,103      1,349,708
    AXA Premier VIP Large Cap Value .................      15,582,706      1,849,180
    AXA Premier VIP Small/Mid Cap Growth ............      15,848,118      1,367,641
    AXA Premier VIP Small/Mid Cap Value .............      18,291,310      1,642,660
    AXA Premier VIP Technology ......................       3,183,880        489,661
    EQ/Aggressive Stock .............................      18,122,072     32,969,794
    EQ/Alliance Common Stock ........................      30,135,245    150,967,436
    EQ/Alliance Growth and Income ...................      63,710,093     93,352,512
    EQ/Alliance Immediate Government Securities .....     156,341,653     45,050,177
    EQ/Alliance International .......................     143,811,859     53,557,499
    EQ/Alliance Premier Growth ......................      11,395,403     37,037,561
    EQ/Alliance Quality Bond ........................      25,498,084      3,654,243
    EQ/Alliance Small Cap Growth ....................      31,888,050     25,514,815
    EQ/Alliance Technology ..........................      13,891,903     13,725,704
    EQ/Balanced .....................................     597,819,211    427,451,912
    EQ/Bernstein Diversified Value ..................     117,106,845     82,666,818
    EQ/Calvert Socially Responsible .................       1,116,584        460,652
    EQ/Capital Guardian International ...............       3,288,227        556,182
    EQ/Capital Guardian Research ....................      61,725,483      2,598,536
    EQ/Capital Guardian U.S. Equity .................      25,069,338     10,475,694
    EQ/Emerging Markets Equity ......................      21,967,710     18,280,135
    EQ/Equity 500 Index .............................      41,221,707     45,932,929
    EQ/Evergreen Omega ..............................       2,900,910        830,896
    EQ/FI MidCap ....................................      28,406,851      4,342,241
    EQ/FI Small/Mid Cap Value .......................      66,855,903     15,348,791
    EQ/High Yield ...................................      23,402,494     16,670,648
    EQ/International Equity Index ...................       5,990,547      5,369,785
    EQ/Janus Large Cap Growth .......................      10,378,258      4,837,134
    EQ/JP Morgan Core Bond ..........................      49,873,424      3,973,454
    EQ/Lazard Small Cap Value .......................      25,979,148      3,276,435
    EQ/Marsico Focus ................................      28,374,944      5,032,866
    EQ/Mercury Basic Value Equity ...................      46,817,561     24,431,590
    EQ/MFS Emerging Growth Companies ................      12,641,333     47,989,947
    EQ/MFS Investors Trust ..........................       3,021,269      3,740,117
    EQ/Money Market .................................     168,935,076    202,706,835
    EQ/Putnam Growth & Income Value .................       7,347,197      9,739,613
    EQ/Putnam International Equity ..................     120,691,931     69,250,459
    EQ/Putnam Voyager ...............................         765,356        217,742
    EQ/Small Company Index ..........................       6,425,031      3,997,732

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") are not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of these advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses of providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable
   Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (affiliates). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


    -----------------------------------------------------------------------------
    November 22, 2002    Removed Portfolio    Surviving Portfolio
    -----------------------------------------------------------------------------
                         EQ/MFS Research      EQ/Capital Guardian Research
                         Portfolio            Portfolio
    -----------------------------------------------------------------------------
    Shares -- Class B      6,388,240            6,422,590
    Value -- Class B     $56,173,510          $56,173,510
    Net Assets before    $56,173,510          $ 9,882,395
    Net Assets after                          $66,055,905

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Continued)


    -------------------------------------------------------------------------------------------------
     November 22, 2002 (Concluded)   Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/Alliance Growth
                                     Investors Portfolio         EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                   1,940,395                   2,089,295
    Shares -- Class B                  11,383,869                  12,303,746
    Value -- Class A                 $ 27,211,317                $ 27,211,317
    Value -- Class B                 $159,130,161                $159,130,161
    Net Assets before                $186,341,478                $206,347,210
    Net Assets after                                             $392,688,688
    -------------------------------------------------------------------------------------------------
                                     EQ/Alliance Global          EQ/Alliance International
                                     Portfolio                   Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                   1,084,954                   1,703,949
    Shares -- Class B                   6,806,901                  10,907,216
    Value -- Class A                 $ 12,888,903                $ 12,888,903
    Value -- Class B                 $ 80,088,505                $ 80,088,505
    Net Assets before merger         $ 92,977,408                $ 26,638,494
    Net Assets after                                             $119,615,902
    -------------------------------------------------------------------------------------------------
    July 12, 2002                    Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/AXP New Dimensions       EQ/Capital Guardian U.S.
                                     Portfolio                   Equity Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                     850,111                     613,092
    Value -- Class B                 $  4,918,318                $  4,918,318
    Net Assets before                $  4,918,318                $ 20,005,927
    Net Assets after                                             $ 24,924,245
    -------------------------------------------------------------------------------------------------
                                     EQ/AXP Strategy             EQ/Alliance Small
                                     Aggressive Portfolio        Cap Growth Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                   1,251,476                     390,410
    Value -- Class B                 $  3,729,678                $  3,729,678
    Net Assets before                $  3,729,678                $ 92,405,796
    Net Assets after                                             $ 96,135,474
    -------------------------------------------------------------------------------------------------
    April 26, 2002                  Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/T. Rowe Price
                                     International Portfolio     EQ/Putnam International Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                   5,867,332                   4,709,377
    Value -- Class B                 $ 49,833,344                $ 49,833,344
    Net Assets before                $ 49,833,344                Not held before the merger
    Net Assets after                                             $ 49,833,344
    -------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Concluded)


    -------------------------------------------------------------------------------------------------
     May 18, 2001        Removed Portfolio                    Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                         Alliance Conservative
                         Investors Portfolio                  EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A      1,563,913
    Shares -- Class B     12,582,186
    Value -- Class A    $ 18,563,649
    Value -- Class B    $148,960,682
    Net Assets before   $167,524,331
    -------------------------------------------------------------------------------------------------
                         EQ/Evergreen Foundation
                         Portfolio                            EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B        661,531
    Value -- Class B    $  6,264,702
    Net Assets before   $  6,264,702
    -------------------------------------------------------------------------------------------------
                         EQ/Putnam Balanced Portfolio         EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      4,791,791
    Value -- Class B    $ 59,178,615
    Net Assets before   $ 59,178,615
    -------------------------------------------------------------------------------------------------
                         Mercury World Strategy Portfolio     EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      1,002,776
    Value -- Class B    $  9,837,235
    Net Assets before   $  9,837,235
    -------------------------------------------------------------------------------------------------
    Total Impact                                             EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                                           1,184,662
    Shares -- Class B                                          14,374,438
    Value -- Class A                                         $ 18,563,649
    Value -- Class B                                         $224,241,234
    Net Assets before                                        Not held before the merger
    Net Assets after                                         $242,804,883
    -------------------------------------------------------------------------------------------------
                        EQ/T. Rowe Price Equity
                        Income Portfolio                     EQ/Bernstein Diversified Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      5,841,635                            6,288,796
    Value -- Class B    $ 77,226,420                         $ 77,226,420
    Net Assets before   $ 77,226,420                         Not held before the merger
    Net Assets after                                         $ 77,226,420
    -------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:



                                                                             Asset-based                    Current     Maximum
                                                           Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                           Expense Risks       Charge          Charge        Charge     Charge
                                                          --------------- ---------------- -------------- ----------- ----------
    Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
    Income Manager Accumulator ...........................   0.90%           0.25%            --             1.15%       1.15%
    Equitable Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
    Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
    Equitable Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
    Equitable Accumulator Select issued after
      August 13, 2001 ....................................   1.10%           0.35%            0.25%          1.70%       1.70%

   The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

   Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                  2002        2001     2000     1999     1998
                                                               ---------     ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $ 10.76       --       --       --       --
1.15% Class B (n) ..........................................     $ 10.69       --       --       --       --
1.35% Class B (n) ..........................................     $ 10.67       --       --       --       --
1.55% Class B (n) ..........................................     $ 10.65       --       --       --       --
1.60% Class B (n) ..........................................     $ 10.64       --       --       --       --
1.70% Class B (n) ..........................................     $ 10.63       --       --       --       --
Net Assets (000's) .........................................     $46,418       --       --       --       --
Investment Income Ratio Class B** ..........................        5.86%      --       --       --       --
Number of units outstanding, end of period (000's) .........       4,354       --       --       --       --
Total Return
 Lowest 1.70% ..............................................        4.22%      --       --       --       --
 Highest 0.50% .............................................        5.39%      --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.97      --       --       --       --
1.15% Class B (n) ..........................................     $   7.91      --       --       --       --
1.35% Class B (n) ..........................................     $   7.90      --       --       --       --
1.55% Class B (n) ..........................................     $   7.88      --       --       --       --
1.60% Class B (n) ..........................................     $   7.88      --       --       --       --
1.70% Class B (n) ..........................................     $   7.87      --       --       --       --
Net Assets (000's) .........................................     $  7,164      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          908      --       --       --       --
Total Return
 Lowest 1.70% ..............................................       (20.42)%    --       --       --       --
 Highest 0.50% .............................................       (19.41)%    --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.87      --       --       --       --
1.15% Class B (n) ..........................................     $   7.82      --       --       --       --
1.35% Class B (n) ..........................................     $   7.81      --       --       --       --
1.55% Class B (n) ..........................................     $   7.79      --       --       --       --
1.60% Class B (n) ..........................................     $   7.79      --       --       --       --
1.70% Class B (n) ..........................................     $   7.78      --       --       --       --
Net Assets (000's) .........................................     $  7,369      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          945      --       --       --       --
Total Return
 Lowest 1.70% ..............................................       (19.54)%    --       --       --       --
 Highest 0.50% .............................................       (18.61)%    --       --       --       --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.71      --       --       --       --
1.15% Class B (n) ..........................................     $   7.66      --       --       --       --
1.35% Class B (n) ..........................................     $   7.64      --       --       --       --
1.55% Class B (n) ..........................................     $   7.63      --       --       --       --
1.60% Class B (n) ..........................................     $   7.62      --       --       --       --
1.70% Class B (n) ..........................................     $   7.61      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Core Equity (Concluded)
-------------------------------------------------
Net Assets (000's) ...........................................     $  6,177      --       --       --       --
Investment Income Ratio Class B** ............................         0.36%     --       --       --       --
Number of units outstanding, end of period (000's) ...........          810      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (23.59)%    --       --       --       --
 Highest 0.50% ...............................................       (22.59)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   6.84      --       --       --       --
1.15% Class B (n) ............................................     $   6.80      --       --       --       --
1.35% Class B (n) ............................................     $   6.79      --       --       --       --
1.55% Class B (n) ............................................     $   6.77      --       --       --       --
1.60% Class B (n) ............................................     $   6.77      --       --       --       --
1.70% Class B (n) ............................................     $   6.76      --       --       --       --
Net Assets (000's) ...........................................     $  8,928      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,317      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (30.88)%    --       --       --       --
 Highest 0.50% ...............................................       (30.13)%    --       --       --       --

AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   7.98      --       --       --       --
1.15% Class B (n) ............................................     $   7.92      --       --       --       --
1.35% Class B (n) ............................................     $   7.91      --       --       --       --
1.55% Class B (n) ............................................     $   7.89      --       --       --       --
1.60% Class B (n) ............................................     $   7.89      --       --       --       --
1.70% Class B (n) ............................................     $   7.88      --       --       --       --
Net Assets (000's) ...........................................     $ 11,400      --       --       --       --
Investment Income Ratio Class B** ............................         0.69%     --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,442      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (19.84)%    --       --       --       --
 Highest 0.50% ...............................................       (18.82)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   6.25      --       --       --       --
1.15% Class B (n) ............................................     $   6.21      --       --       --       --
1.35% Class B (n) ............................................     $   6.20      --       --       --       --
1.55% Class B (n) ............................................     $   6.19      --       --       --       --
1.60% Class B (n) ............................................     $   6.18      --       --       --       --
1.70% Class B (n) ............................................     $   6.18      --       --       --       --
Net Assets (000's) ...........................................     $ 10,935      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,766      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (37.26)%    --       --       --       --
 Highest 0.50% ...............................................       (36.61)%    --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2002          2001          2000         1999        1998
                                                             ------------- ------------- ------------- ----------- ------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   7.43            --            --           --          --
1.15% Class B (n) ..........................................   $   7.38            --            --           --          --
1.35% Class B (n) ..........................................   $   7.37            --            --           --          --
1.55% Class B (n) ..........................................   $   7.35            --            --           --          --
1.60% Class B (n) ..........................................   $   7.35            --            --           --          --
1.70% Class B (n) ..........................................   $   7.34            --            --           --          --
Net Assets (000's) .........................................   $ 13,389            --            --           --          --
Investment Income Ratio Class B** ..........................         --            --            --           --          --
Number of units outstanding, end of period (000's) .........      1,819            --            --           --          --
Total Return
 Lowest 1.70% ..............................................     (24.49)%          --            --           --          --
 Highest 0.50% .............................................     (23.64)%          --            --           --          --

AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   5.71            --            --           --          --
1.15% Class B (n) ..........................................   $   5.67            --            --           --          --
1.35% Class B (n) ..........................................   $   5.66            --            --           --          --
1.55% Class B (n) ..........................................   $   5.65            --            --           --          --
1.60% Class B (n) ..........................................   $   5.65            --            --           --          --
1.70% Class B (n) ..........................................   $   5.64            --            --           --          --
Net Assets (000's) .........................................   $  1,941            --            --           --          --
Investment Income Ratio Class B** ..........................         --            --            --           --          --
Number of units outstanding, end of period (000's) .........        344            --            --           --          --
Total Return
 Lowest 1.70% ..............................................     (44.65)%          --            --           --          --
 Highest 0.50% .............................................     (44.02)%          --            --           --          --

EQ/Aggressive Stock
-------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  37.75      $  53.56      $  72.23      $ 84.11     $ 71.60
Net Assets (000's) .........................................   $ 17,100      $ 30,851      $ 50,922      $71,830     $78,832
Investment Income Ratio Class A & B** ......................       0.01%         0.35%         0.23%        0.21%       0.43%
Number of units outstanding, end of period (000's) .........        453           576           705          854       1,101
Total Return
1.15% ......................................................     (29.52)%      (25.85)%      (14.12)%      17.47%      (0.87)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  41.54      $  58.69            --           --          --
1.15% Class B ..............................................   $  37.17      $  52.87      $  71.48      $ 83.44     $ 71.21
1.35% Class B (b) ..........................................   $  35.92      $  51.19      $  69.35      $ 81.12     $ 69.37
1.55% Class B (e) ..........................................   $  34.70      $  49.56      $  67.28           --          --
1.60% Class B (d) ..........................................   $  34.41      $  49.16      $  66.77      $ 78.30          --
1.70% Class B (l) ..........................................   $  33.82      $  48.37            --           --          --
Net Assets (000's) .........................................   $ 32,521      $ 56,840      $ 82,192      $92,922     $68,748
Investment Income Ratio Class A & B** ......................       0.01%         0.35%         0.23%        0.21%       0.43%
Number of units outstanding, end of period (000's) .........        901         1,104         1,174        1,130         973
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (30.09)%       (3.53)%      (14.73)%      16.65%      (1.30)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (29.22)%      (21.78)%      (14.33)%      17.17%      (1.10)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000         1999         1998
                                                             ------------- ------------- ------------- ------------ ------------
EQ/Alliance Common Stock
------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $ 153.56      $ 232.44      $ 262.80      $ 309.23     $ 249.88
Net Assets (000's) .........................................   $ 85,993      $173,865      $234,680      $307,065     $269,621
Investment Income Ratio Class A & B** ......................       0.05%         2.20%         0.49%         0.57%        0.48%
Number of units outstanding, end of period (000's) .........        560           748           893           993        1,079
Total Return
1.15% ......................................................     (33.94)%      (11.55)%      (15.01)%       23.75%       27.90%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $ 180.32      $ 271.84            --            --           --
1.15% Class B ..............................................   $ 151.16      $ 229.38      $ 260.00      $ 306.70     $ 248.45
1.35% Class B (b) ..........................................   $ 143.14      $ 217.65      $ 247.21      $ 292.20     $ 237.18
1.55% Class B (e) ..........................................   $ 135.53      $ 206.51      $ 235.03            --           --
1.60% Class B (d) ..........................................   $ 133.70      $ 203.81      $ 232.08      $ 275.01           --
1.70% Class B (l) ..........................................   $ 130.09      $ 198.52            --            --           --
Net Assets (000's) .........................................   $395,966      $714,043      $818,625      $469,676     $403,992
Investment Income Ratio Class A & B** ......................       0.05%         2.20%         0.49%         0.57%        0.48%
Number of units outstanding, end of period (000's) .........      2,775         3,282         3,290         2,566        1,651
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................    (34.48)%       (5.22)%      (15.61)%       22.89%       27.32%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................    (33.67)%       (9.43)%      (15.40)%       23.45%       27.58%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  20.49      $  26.26      $  26.92      $  24.99     $  21.30
Net Assets (000's) .........................................   $ 48,377      $ 76,732      $ 84,152      $ 82,917     $ 74,145
Investment Income Ratio Class A & B** ......................       1.16%         0.84%         0.80%         0.21%        0.26%
Number of units outstanding, end of period (000's) .........      2,361         2,922         3,126         3,318        3,481
Total Return
1.15% ......................................................     (21.98)%       (2.45)%        7.72%        17.32%       19.46%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  21.46      $  27.40            --            --           --
1.15% Class B ..............................................   $  20.20      $  25.96      $  26.67      $  24.82     $  21.22
1.35% Class B (b) ..........................................   $  19.83      $  25.52      $  26.28      $  24.51     $  20.99
1.55% Class B (e) ..........................................   $  19.46      $  25.10      $  25.90            --           --
1.60% Class B (d) ..........................................   $  19.37      $  25.00      $  25.80      $  24.13           --
1.70% Class B (l) ..........................................   $  19.19      $  24.79            --            --           --
Net Assets (000's) .........................................   $352,335      $479,870      $381,166      $249,965     $120,485
Investment Income Ratio Class A & B** ......................       1.16%         0.84%         0.80%         0.21%        0.26%
Number of units outstanding, end of period (000's) .........     17,883        18,876        14,497        10,155        5,698
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (22.60)%       (4.17)%        6.92%        16.48%       18.94%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (21.68)%        0.51%         7.45%        16.97%       19.21%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  19.12      $  17.76      $  16.62      $  15.40     $  15.55
Net Assets (000's) .........................................   $ 19,942      $ 11,384      $  5,983      $  6,945     $  8,148
Investment Income Ratio Class A & B** ......................       5.01%         5.10%         6.25%         5.59%        5.32%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000          1999        1998
                                                               ------------- ------------- ------------- ------------- ----------
EQ/Alliance Intermediate Government Securities (Concluded)
----------------------------------------------------------
Number of units outstanding, end of period (000's) ...........      1,043           641           360           451         524
Total Return
1.15% ........................................................       7.66%         6.86%         7.92%        (0.96)%      6.51%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  20.36      $  18.84            --            --          --
1.15% Class B ................................................   $  18.85      $  17.56      $  16.46       $ 15.30     $ 15.49
1.35% Class B (b) ............................................   $  18.40      $  17.18      $  16.14       $ 15.03     $ 15.25
1.55% Class B (e) ............................................   $  17.97      $  16.81      $  15.83            --          --
1.60% Class B (d) ............................................   $  17.86      $  16.72      $  15.75       $ 14.70          --
1.70% Class B (l) ............................................   $  17.65      $  16.54            --            --          --
Net Assets (000's) ...........................................   $279,403      $168,636      $ 61,666       $45,110     $30,881
Investment Income Ratio Class A & B** ........................       5.01%         5.10%         6.25%         5.59%       5.32%
Number of units outstanding, end of period (000's) ...........     15,412         9,927         3,823         2,987       2,008
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       6.71%         1.56%         7.14%        (1.71)%      6.03%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       8.06%         6.58%         7.58%        (1.23)%      6.24%

EQ/Alliance International (s)
-----------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $   8.83      $   9.91      $  13.00       $ 17.08     $ 12.54
Net Assets (000's) ...........................................   $ 17,465      $  8,087      $ 12,233       $14,603     $12,553
Investment Income Ratio Class A & B** ........................         --          1.65%         0.44%           --        1.81%
Number of units outstanding, end of period (000's) ...........      1,978           816           941           855       1,001
Total Return
1.15% ........................................................     (10.90)%      (23.76)%      (23.89)%       36.20%       9.23%

EQ/Alliance International (s)
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.14      $  10.22            --            --          --
1.15% Class B ................................................   $   8.69      $   9.77      $  12.89       $ 16.97     $ 12.49
1.35% Class B (b) ............................................   $   8.55      $   9.64      $  12.74       $ 16.81     $ 12.40
1.55% Class B (e) ............................................   $   8.42      $   9.51      $  12.60            --          --
1.60% Class B (d) ............................................   $   8.38      $   9.48      $  12.56       $ 16.61          --
1.70% Class B (l) ............................................   $   8.32      $   9.41            --            --          --
Net Assets (000's) ...........................................   $ 96,673      $ 21,452      $ 25,029       $17,592     $ 7,529
Investment Income Ratio Class A & B** ........................         --          1.65%         0.44%           --        1.81%
Number of units outstanding, end of period (000's) ...........     11,380         2,236         1,968         1,043         604
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (11.59)%       (4.18)%      (24.38)%       35.25%       8.81%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (10.57)%      (22.79)%      (24.04)%       35.87%       8.99%

EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   4.99      $   7.29            --            --          --
1.15% Class B ................................................   $   4.87      $   7.16      $   9.53       $ 11.81          --
1.35% Class B (b) ............................................   $   4.84      $   7.12      $   9.49       $ 11.79          --
1.55% Class B (e) ............................................   $   4.80      $   7.08      $   9.46            --          --
1.60% Class B (d) ............................................   $   4.79      $   7.07      $   9.45       $ 11.77          --
1.70% Class B (l) ............................................   $   4.77      $   7.05            --            --          --
Net Assets (000's) ...........................................   $105,394      $186,351      $222,289       $108,576         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                    2002           2001
                                                               -------------- -------------
EQ/Alliance Premier Growth (Concluded)
-------------------------------------
Investment Income Ratio Class B** ............................           --         0.01%
Number of units outstanding, end of period (000's) ...........       21,871       26,235
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................       (32.35)%      (7.60)%
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................       (31.55)%     (20.70)%

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................   $    16.46           --
1.15% Class B (n) ............................................   $    15.49           --
1.35% Class B (n) ............................................   $    15.20           --
1.55% Class B (n) ............................................   $    14.92           --
1.60% Class B (n) ............................................   $    14.85           --
1.70% Class B (n) ............................................   $    14.71           --
Net Assets (000's) ...........................................   $   22,156           --
Investment Income Ratio Class B** ............................         7.12%          --
Number of units outstanding, end of period (000's) ...........        1,469           --
Total Return
 Lowest 1.70% ................................................         4.70%          --
 Highest 0.50% ...............................................         5.92%          --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $    10.07     $  14.57
Net Assets (000's) ...........................................   $    4,310     $  7,241
Investment Income Ratio Class A & B** ........................         0.00%        1.13%
Number of units outstanding, end of period (000's) ...........          428          497
Total Return
1.15% ........................................................       (30.88)%     (14.04)%

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $    10.32     $  14.86
1.15% Class B ................................................   $     9.94     $  14.41
1.35% Class B (b) ............................................   $     9.83     $  14.28
1.55% Class B (e) ............................................   $     9.71     $  14.14
1.60% Class B (d) ............................................   $     9.69     $  14.11
1.70% Class B (l) ............................................   $     9.63     $  14.04
Net Assets (000's) ...........................................   $   83,261     $112,407
Investment Income Ratio Class A & B** ........................           --         1.13%
Number of units outstanding, end of period (000's) ...........        8,515        7,897
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       (31.42)%      (1.81)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       (30.55)%      (6.61)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $     2.95     $   5.00
1.15% Class B (f) ............................................   $     2.90     $   4.95
1.35% Class B (f) ............................................   $     2.88     $   4.93
1.55% Class B (f) ............................................   $     2.86     $   4.91
1.60% Class B (f) ............................................   $     2.86     $   4.91



                                                                      Years Ended December 31,
                                                               --------------------------------------
                                                                    2000         1999         1998
                                                               ------------- ------------ -----------
EQ/Alliance Premier Growth (Concluded)
--------------------------------------
Investment Income Ratio Class B** ............................        0.78%       0.71%          --
Number of units outstanding, end of period (000's) ...........      23,442       9,208           --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................      (19.71)%     17.72%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................      (19.31)%     18.08%          --

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................          --          --           --
1.15% Class B (n) ............................................          --          --           --
1.35% Class B (n) ............................................          --          --           --
1.55% Class B (n) ............................................          --          --           --
1.60% Class B (n) ............................................          --          --           --
1.70% Class B (n) ............................................          --          --           --
Net Assets (000's) ...........................................          --          --           --
Investment Income Ratio Class B** ............................          --          --           --
Number of units outstanding, end of period (000's) ...........          --          --           --
Total Return
 Lowest 1.70% ................................................          --          --           --
 Highest 0.50% ...............................................          --          --           --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $   16.95     $ 15.04      $ 11.90
Net Assets (000's) ...........................................   $   8,255     $ 2,888      $ 3,737
Investment Income Ratio Class A & B** ........................          --          --           --
Number of units outstanding, end of period (000's) ...........         487         192          314
Total Return
1.15% ........................................................       12.70%      26.39%       (5.33)%

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................          --          --           --
1.15% Class B ................................................   $   16.81     $ 14.96      $ 11.86
1.35% Class B (b) ............................................   $   16.68     $ 14.88      $ 11.82
1.55% Class B (e) ............................................   $   16.56          --           --
1.60% Class B (d) ............................................   $   16.53     $ 14.78           --
1.70% Class B (l) ............................................          --          --           --
Net Assets (000's) ...........................................   $  94,861     $45,611      $36,510
Investment Income Ratio Class A & B** ........................          --          --           --
Number of units outstanding, end of period (000's) ...........       5,684       3,056        3,081
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       11.84%      25.58%       (5.73)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       12.37%      26.14%       (5.50)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................          --          --           --
1.15% Class B (f) ............................................   $    6.62          --           --
1.35% Class B (f) ............................................   $    6.61          --           --
1.55% Class B (f) ............................................   $    6.61          --           --
1.60% Class B (f) ............................................   $    6.60          --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                                 ---------------------------------------------------------------
                                                                      2002            2001            2000         1999     1998
                                                                 -------------   -------------   --------------   ------   -----
EQ/Alliance Technology (Concluded)
----------------------------------
1.70% Class B (l) ............................................     $   2.85        $   4.90               --      --       --
Net Assets (000's) ...........................................     $ 31,875        $ 54,838        $  41,744      --       --
Investment Income Ratio Class B** ............................           --            0.01%              --      --       --
Number of units outstanding, end of period (000's) ...........       11,109          11,149            6,316      --       --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ..................................       (41.84)%         (3.10)%         (33.97)%    --       --
 Highest 0.50%, 0.50%, 1.15% .................................       (41.00)%        (18.87)%         (33.77)%    --       --

EQ/Balanced (j) (t)
-------------------
Unit Value 1.15%*
1.15% Class A ................................................     $  37.91        $  43.83               --      --       --
Net Assets (000's) ...........................................     $ 38,398        $ 16,962               --      --       --
Investment Income Ratio Class A & B** ........................         1.51%           3.81%              --      --       --
Number of units outstanding, end of period (000's) ...........        1,013             387               --      --       --
Total Return
1.15% ........................................................       (13.51)%         (5.51)%             --      --       --

EQ/Balanced (j) (t)
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................     $  40.59        $  46.74               --      --       --
1.15% Class B (j) ............................................     $  36.32        $  42.10               --      --       --
1.35% Class B (j) ............................................     $  35.10        $  40.77               --      --       --
1.55% Class B (j) ............................................     $  33.91        $  39.47               --      --       --
1.60% Class B (j) ............................................     $  33.62        $  39.15               --      --       --
1.70% Class B (l) ............................................     $  33.05        $  38.52               --      --       --
Net Assets (000's) ...........................................     $336,760        $229,005               --      --       --
Investment Income Ratio Class A & B** ........................         1.51%           3.81%              --      --       --
Number of units outstanding, end of period (000's) ...........        9,708           5,678               --      --       --
Total Return
 Lowest 1.70%, 1.70% .........................................       (14.21)%         (1.04)%             --      --       --
 Highest 0.50%, 0.50% ........................................       (13.16)%         (5.28)%             --      --       --

EQ/Bernstein Diversified Value (k)
----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................     $  10.58        $  12.31               --      --       --
1.15% Class B (k) ............................................     $  10.24        $  12.00               --      --       --
1.35% Class B (k) ............................................     $  10.14        $  11.90               --      --       --
1.55% Class B (k) ............................................     $  10.04        $  11.80               --      --       --
1.60% Class B (k) ............................................     $  10.01        $  11.78               --      --       --
1.70% Class B (l) ............................................     $   9.96        $  11.73               --      --       --
Net Assets (000's) ...........................................     $114,230        $ 99,123               --      --       --
Investment Income Ratio Class B** ............................         1.40%           1.45%              --      --       --
Number of units outstanding, end of period (000's) ...........       11,295           8,329               --      --       --
Total Return
 Lowest 1.70%, 1.70% .........................................       (15.09)%         (1.18)%             --      --       --
 Highest 0.50%, 0.50% ........................................       (14.05)%         (1.89)%             --      --       --

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (m) ............................................     $   6.48        $   8.85               --      --       --
1.15% Class B (m) ............................................     $   6.34        $   8.72               --      --       --
1.35% Class B (m) ............................................     $   6.29        $   8.67               --      --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                               Years Ended December 31,
                                                               --------------------------------------------------------
                                                                    2002         2001         2000        1999     1998
                                                               ------------- ------------ ----------- ----------- -----
EQ/Calvert Socially Responsible (Concluded)
-------------------------------------------
1.55% Class B (m) ............................................   $   6.25      $  8.63           --          --   --
1.60% Class B (m) ............................................   $   6.24      $  8.62           --          --   --
1.70% Class B (m) ............................................   $   6.22      $  8.60           --          --   --
Net Assets (000's) ...........................................   $    655      $   165           --          --   --
Investment Income Ratio Class B** ............................         --           --           --          --   --
Number of units outstanding, end of period (000's) ...........        105           19           --          --   --
Total Return
 Lowest 1.70%, 1.70% .........................................     (27.68)%       2.48%          --          --   --
 Highest 0.50%, 0.50% ........................................     (26.78)%       2.89%          --          --   --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................   $   7.52           --           --          --   --
1.15% Class B (n) ............................................   $   7.34           --           --          --   --
1.35% Class B (n) ............................................   $   7.29           --           --          --   --
1.55% Class B (n) ............................................   $   7.23           --           --          --   --
1.60% Class B (n) ............................................   $   7.22           --           --          --   --
1.70% Class B (n) ............................................   $   7.19           --           --          --   --
Net Assets (000's) ...........................................   $  2,524           --           --          --   --
Investment Income Ratio Class B** ............................       2.20%          --           --          --   --
Number of units outstanding, end of period (000's) ...........        348           --           --          --   --
Total Return
 Lowest 1.70% ................................................     (15.61)%         --           --          --   --
 Highest 0.50% ...............................................     (14.55)%         --           --          --   --

EQ/Capital Guardian Research (r)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   8.22      $ 10.97           --          --   --
1.15% Class B (d) ............................................   $   8.02      $ 10.78     $  11.13    $  10.63   --
1.35% Class B (d) ............................................   $   7.97      $ 10.72     $  11.09    $  10.61   --
1.55% Class B (e) ............................................   $   7.91      $ 10.66     $  11.05          --   --
1.60% Class B (d) ............................................   $   7.89      $ 10.65     $  11.04    $  10.60   --
1.70% Class B (l) ............................................   $   7.86      $ 10.62           --          --   --
Net Assets (000's) ...........................................   $ 61,160      $ 8,134     $  5,016    $  1,115   --
Investment Income Ratio Class B** ............................       0.50%        0.24%        1.01%       0.29%  --
Number of units outstanding, end of period (000's) ...........      7,687          761          453         105   --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................     (25.99)%      (0.52)%       4.15%       5.95%  --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................     (25.07)%       0.28%        4.70%       6.28%  --

EQ/Capital Guardian U.S. Equity (p)
-----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   7.89      $ 10.39           --          --   --
1.15% Class B (d) ............................................   $   7.70      $ 10.21     $  10.54    $  10.29   --
1.35% Class B (d) ............................................   $   7.65      $ 10.15     $  10.50    $  10.28   --
1.55% Class B (e) ............................................   $   7.59      $ 10.10     $  10.47          --   --
1.60% Class B (d) ............................................   $   7.57      $ 10.09     $  10.46    $  10.26   --
1.70% Class B (l) ............................................   $   7.55      $ 10.06           --          --   --
Net Assets (000's) ...........................................   $ 21,951      $11,661     $  6,313    $  1,695   --
Investment Income Ratio Class B** ............................       0.51%        0.36%        1.89%       0.97%  --
Number of units outstanding, end of period (000's) ...........      2,882        1,152          602         165   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002           2001          2000         1999         1998
                                                             -------------- ------------- ------------- ----------- -------------
EQ/Capital Guardian U.S. Equity (p) (Concluded)
-----------------------------------------------
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................      (24.96)%       (1.08)%        1.95%        2.62%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................      (24.06)%        0.29%         2.43%        2.93%          --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    5.94      $   6.34            --           --           --
1.15% Class B ..............................................   $    5.73      $   6.16      $   6.57      $ 11.09     $   5.73
1.35% Class B (b) ..........................................   $    5.67      $   6.11      $   6.53      $ 11.04     $   5.72
1.55% Class B (e) ..........................................   $    5.61      $   6.06      $   6.49           --           --
1.60% Class B (d) ..........................................   $    5.59      $   6.04      $   6.47      $ 10.97           --
1.70% Class B (l) ..........................................   $    5.56      $   6.02            --           --           --
Net Assets (000's) .........................................   $  28,360      $ 26,903      $ 27,574      $24,187     $  4,261
Investment Income Ratio Class B** ..........................          --            --          8.29%        1.84%        0.48%
Number of units outstanding, end of period (000's) .........       5,016         4,414         4,227        2,188          744
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................       (7.65)%       (6.50)%      (41.02)%      92.62%      (28.01)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................       (6.31)%       (4.62)%      (40.76)%      93.54%      (27.92)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   20.16      $  26.11            --           --           --
1.15% Class B ..............................................   $   19.03      $  24.80      $  28.57      $ 32.04     $  26.99
1.35% Class B (b) ..........................................   $   18.69      $  24.41      $  28.18      $ 31.67     $  26.73
1.55% Class B (e) ..........................................   $   18.36      $  24.03      $  27.79           --           --
1.60% Class B (h) ..........................................   $   18.28      $  23.93      $  27.69           --           --
1.70% Class B (l) ..........................................   $   18.11      $  23.74            --           --           --
Net Assets (000's) .........................................   $ 136,951      $185,741      $205,209      $   859     $    431
Investment Income Ratio Class B** ..........................        0.91%         0.83%         1.93%        1.11%        0.92%
Number of units outstanding, end of period (000's) .........       7,353         7,629         7,284           27           16
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.35%, 1.35% ..................      (23.72)%       (3.86)%      (11.24)%      18.48%       26.03%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (22.79)%      (10.08)%      (10.83)%      18.71%       26.24%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    5.99      $   7.92            --           --           --
1.15% Class B (c) ..........................................   $    5.83      $   7.76      $   9.47      $ 10.84           --
1.35% Class B (c) ..........................................   $    5.79      $   7.72      $   9.43      $ 10.82           --
1.55% Class B (e) ..........................................   $    5.74      $   7.67      $   9.39           --           --
1.60% Class B (d) ..........................................   $    5.73      $   7.66      $   9.38      $ 10.80           --
1.70% Class B (l) ..........................................   $    5.70      $   7.64            --           --           --
Net Assets (000's) .........................................   $   4,799      $  4,131      $  2,631      $ 2,067           --
Investment Income Ratio Class B** ..........................          --          0.01%         0.28%        0.57%          --
Number of units outstanding, end of period (000's) .........         834           537           279          191           --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................      (25.40)%       (3.10)%      (13.15)%       7.97%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................      (24.37)%      (14.95)%      (12.64)%       8.46%          --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    7.01      $   8.64            --           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002           2001          2000         1999         1998
                                                             -------------- ------------- ------------- ----------- -------------
EQ/FI Mid Cap (Concluded)
-------------------------
1.15% Class B (g) ............................................   $   6.90      $    8.56  $   10.00          --             --
1.35% Class B (g) ............................................   $   6.87      $    8.54  $   10.00          --             --
1.55% Class B (g) ............................................   $   6.84      $    8.52  $    9.99          --             --
1.60% Class B (g) ............................................   $   6.83      $    8.51  $    9.99          --             --
1.70% Class B (l) ............................................   $   6.81      $    8.50         --          --             --
Net Assets (000's) ...........................................   $ 43,450      $  28,214  $   3,088          --             --
Investment Income Ratio Class B** ............................       0.02%          0.19%      0.45%         --             --
Number of units outstanding, end of period (000's) ...........      6,335          3,310        309          --             --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ..................................     (19.89)%        (3.69)     (0.10)%        --             --
 Highest 0.50%, 0.50%, 1.15% .................................     (18.87)%       (10.50)      0.05%         --             --

EQ/FI Small/Mid Cap
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.89      $   11.66          --          --             --
1.15% Class B ................................................   $   9.53      $   11.31   $   11.00     $ 10.58      $   10.52
1.35% Class B (b) ............................................   $   9.42      $   11.20   $   10.92     $ 10.53      $   10.48
1.55% Class B (e) ............................................   $   9.32      $   11.09   $   10.84          --             --
1.60% Class B (d) ............................................   $   9.29      $   11.07   $   10.82     $ 10.45             --
1.70% Class B (l) ............................................   $   9.24      $   11.02          --          --             --
Net Assets (000's) ...........................................   $122,134      $  93,606   $  32,832     $34,323      $  37,261
Investment Income Ratio Class B** ............................       0.57%          0.80%       0.95%       0.18%          0.51%
Number of units outstanding, end of period (000's) ...........     12,999          8,376       2,995       3,249          3,544
Total Return
 Lowest 1.70%, 1.70%, 1.55%, 1.60%, 1.35% ....................     (16.15)%        (2.28)%      3.52%       0.17%        (11.22)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (15.18)%         6.89%       3.97%       0.57%        (11.00)%

EQ/High Yield
-------------
Unit Value 1.15%*
1.15% Class A ................................................   $  23.85      $   24.80   $   24.85     $ 27.52      $   28.81
Net Assets (000's) ...........................................   $  2,218      $   2,579   $   1,764     $ 2,724      $   4,984
Investment Income Ratio Class A & B** ........................       8.92%         10.45%      10.90%      11.84%         11.91%
Number of units outstanding, end of period (000's) ...........         93            104          71          99            173
Total Return
 1.15% .......................................................      (3.84)%        (0.20)%     (9.70)%     (4.48)%        (6.25)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  26.08      $   27.00          --          --             --
1.15% Class B ................................................   $  23.48      $   24.47   $   24.59     $ 27.30      $   28.65
1.35% Class B (b) ............................................   $  22.73      $   23.74   $   23.90     $ 26.59      $   27.96
1.55% Class B (e) ............................................   $  22.00      $   23.03   $   23.23          --             --
1.60% Class B (d) ............................................   $  21.83      $   22.86   $   23.07     $ 25.73             --
1.70% Class B (l) ............................................   $  21.48      $   22.51          --          --             --
Net Assets (000's) ...........................................   $ 77,749      $  81,118   $  66,616     $70,870      $  63,967
Investment Income Ratio Class A & B** ........................       8.92%         10.45%      10.90%      11.84%         11.91%
Number of units outstanding, end of period (000's) ...........      3,455          3,435       2,776       2,638          2,252
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (4.58)%        (1.24)%    (10.34)%     (5.13)%        (6.66)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (3.41)%        (0.04)%     (9.93)%     (4.71)%        (6.46)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2002          2001          2000         1999        1998
                                                             ------------- ------------- ------------- ----------- -----------
EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   7.53      $   9.21            --           --          --
1.15% Class B (a) ..........................................   $   7.28      $   8.98      $  12.18      $ 14.96    $  11.87
1.35% Class B (b) ..........................................   $   7.21      $   8.90      $  12.11      $ 14.90    $  11.85
1.55% Class B (e) ..........................................   $   7.14      $   8.83      $  12.04           --          --
1.60% Class B (d) ..........................................   $   7.12      $   8.81      $  12.02      $ 14.82          --
1.70% Class B (l) ..........................................   $   7.08      $   8.78            --           --          --
Net Assets (000's) .........................................   $ 13,210      $ 15,663      $ 18,135      $15,790    $  5,349
Investment Income Ratio Class B** ..........................       0.94%         0.30%         0.90%        2.28%       2.72%
Number of units outstanding, end of period (000's) .........      1,840         1,763         1,498        1,059         451
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (19.37)%       (8.56)%      (18.89)%      25.43%      18.47%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (18.24)%      (25.58)%      (18.58)%      26.03%      18.71%

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $  13.80            --            --           --          --
1.15% Class B (n) ..........................................   $  13.35            --            --           --          --
1.35% Class B (n) ..........................................   $  13.22            --            --           --          --
1.55% Class B (n) ..........................................   $  13.09            --            --           --          --
1.60% Class B (n) ..........................................   $  13.05            --            --           --          --
1.70% Class B (n) ..........................................   $  12.99            --            --           --          --
Net Assets (000's) .........................................   $ 45,666            --            --           --          --
Investment Income Ratio Class B** ..........................       9.56%           --            --           --          --
Number of units outstanding, end of period (000's) .........      3,470            --            --           --          --
Total Return
 Lowest 1.70% ..............................................       6.30%           --            --           --          --
 Highest 0.50% .............................................       7.56%           --            --           --          --

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   4.47      $   6.45            --           --          --
1.15% Class B (g) ..........................................   $   4.41      $   6.40      $   8.40           --          --
1.35% Class B (g) ..........................................   $   4.39      $   6.38      $   8.39           --          --
1.55% Class B (g) ..........................................   $   4.36      $   6.36      $   8.39           --          --
1.60% Class B (g) ..........................................   $   4.36      $   6.36      $   8.39           --          --
1.70% Class B (l) ..........................................   $   4.35      $   6.35            --           --          --
Net Assets (000's) .........................................   $ 20,463      $ 23,722      $  6,822           --          --
Investment Income Ratio Class B** ..........................         --          0.01%         0.29%          --          --
Number of units outstanding, end of period (000's) .........      4,684         3,726           813           --          --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ................................     (31.50)%       (5.45)%      (16.13)%         --          --
 Highest 0.50%, 0.50%, 1.15% ...............................     (30.70)%      (20.01)%      (16.00)%         --          --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $  11.08            --            --           --          --
1.15% Class B (n) ..........................................   $  10.73            --            --           --          --
1.35% Class B (n) ..........................................   $  10.62            --            --           --          --
1.55% Class B (n) ..........................................   $  10.51            --            --           --          --
1.60% Class B (n) ..........................................   $  10.49            --            --           --          --
1.70% Class B (n) ..........................................   $  10.43            --            --           --          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000         1999         1998
                                                               ------------- ------------- ------------- ------------ -----------
EQ/Lazard Small Cap Value (Concluded)
-------------------------------------
Net Assets (000's) ...........................................   $ 19,297            --            --            --          --
Investment Income Ratio Class B** ............................       0.98%           --            --            --          --
Number of units outstanding, end of period (000's) ...........      1,821            --            --            --          --
Total Return
 Lowest 1.70% ................................................     (15.00)%          --            --            --          --
 Highest 0.50% ...............................................     (14.04)%          --            --            --          --

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.70%*
0.50% Class B (m) ............................................   $  10.01      $  11.37            --            --          --
1.15% Class B (m) ............................................   $   9.92      $  11.35            --            --          --
1.35% Class B (m) ............................................   $   9.89      $  11.34            --            --          --
1.55% Class B (m) ............................................   $   9.87      $  11.33            --            --          --
1.60% Class B (m) ............................................   $   9.86      $  11.33            --            --          --
1.70% Class B (m) ............................................   $   9.85      $  11.33            --            --          --
Net Assets (000's) ...........................................   $ 22,327      $  1,134            --            --          --
Investment Income Ratio Class B** ............................       0.07%           --            --            --          --
Number of units outstanding, end of period (000's) ...........      2,259           100            --            --          --
Total Return
 Lowest 1.70%, 1.70% .........................................     (13.06)%       12.98%           --            --          --
 Highest 0.50%, 0.50% ........................................     (11.96)%       13.37%           --            --          --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  14.84      $  17.90            --            --          --
1.15% Class B ................................................   $  14.30      $  17.36      $  16.64      $  15.06     $ 12.81
1.35% Class B (b) ............................................   $  14.14      $  17.20      $  16.52      $  14.98     $ 12.76
1.55% Class B (e) ............................................   $  13.98      $  17.04      $  16.40            --          --
1.60% Class B (d) ............................................   $  13.94      $  17.00      $  16.37      $  14.88          --
1.70% Class B (l) ............................................   $  13.86      $  16.92            --            --          --
Net Assets (000's) ...........................................   $143,976      $154,914      $ 98,545      $ 73,439     $40,122
Investment Income Ratio Class B** ............................       1.11%         3.75%         5.49%         7.79%       6.64%
Number of units outstanding, end of period (000's) ...........     10,203         9,018         5,957         4,892       3,136
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (18.08)%        1.74%        10.01%        17.04%      10.08%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (17.09)%        6.06%        10.49%        17.56%      10.34%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.77      $  14.96            --            --          --
1.15% Class B ................................................   $   9.42      $  14.51      $  22.25      $  27.74     $ 16.16
1.35% Class B (b) ............................................   $   9.31      $  14.37      $  22.09      $  27.59     $ 16.10
1.55% Class B (e) ............................................   $   9.20      $  14.23      $  21.92            --          --
1.60% Class B (d) ............................................   $   9.18      $  14.20      $  21.88      $  27.40          --
1.70% Class B (l) ............................................   $   9.12      $  14.13            --            --          --
Net Assets (000's) ...........................................   $107,073      $209,039      $334,370      $274,327     $73,589
Investment Income Ratio Class B** ............................         --          0.02%         2.00%         2.88%         --
Number of units outstanding, end of period (000's) ...........     11,520        14,562        15,137         9,927       4,561
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (35.46)%       (4.17)%      (20.15)%       70.90%      32.70%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (34.70)%      (31.09)%      (19.79)%       71.66%      33.00%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2002          2001         2000         1999         1998
                                                             ------------- ------------- ------------ ------------ -----------
EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   7.02      $   8.94           --            --          --
1.15% Class B (c) ..........................................   $   6.84      $   8.76     $  10.55      $  10.75          --
1.35% Class B (c) ..........................................   $   6.79      $   8.71     $  10.51      $  10.72          --
1.55% Class B (e) ..........................................   $   6.73      $   8.66     $  10.47            --          --
1.60% Class B (d) ..........................................   $   6.72      $   8.64     $  10.45      $  10.70          --
1.70% Class B (l) ..........................................   $   6.69      $   8.62           --            --          --
Net Assets (000's) .........................................   $ 13,976      $ 18,760     $ 18,320      $  7,783          --
Investment Income Ratio Class B** ..........................       0.52%         0.42%        0.45%         0.72%         --
Number of units outstanding, end of period (000's) .........      2,068         2,161        1,746           726          --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................     (22.39)%       (3.66)%      (2.34)%        6.98%         --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................     (21.48)%      (14.02)%      (1.86)%        7.74%         --

EQ/Money Market
---------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  30.22      $  30.12     $  29.34      $  27.94    $  26.92
Net Assets (000's) .........................................   $ 26,080      $ 28,734     $ 23,971      $ 33,556    $ 22,586
Investment Income Ratio Class A & B** ......................       1.15%         3.96%        5.16%         4.65%       4.77%
Number of units outstanding, end of period (000's) .........        863           954          817         1,201         839
Total Return
1.15% ......................................................       0.33%         2.66%        5.01%         3.79%       4.14%

EQ/Money Market
---------------
Unit Value 0.00% to 1.70%*
0.00% Class B ..............................................   $  38.24      $  37.77     $  36.47      $  34.41    $  32.86
0.50% Class B (i) ..........................................   $  34.34      $  34.09           --            --          --
1.15% Class B ..............................................   $  29.84      $  29.82     $  29.13      $  27.80    $  26.85
1.35% Class B (b) ..........................................   $  28.57      $  28.61     $  28.00      $  26.78    $  25.92
1.55% Class B (e) ..........................................   $  27.35      $  27.44     $  26.91            --          --
1.60% Class B (d) ..........................................   $  27.06      $  27.16     $  26.65      $  25.55          --
1.70% Class B (l) ..........................................   $  26.47      $  26.60           --            --          --
Net Assets (000's) .........................................   $238,649      $269,409     $146,877      $146,629    $139,362
Investment Income Ratio Class A & B** ......................       1.15%         3.96%        5.16%         4.65%       4.77%
Number of units outstanding, end of period (000's) .........      8,542         9,646        5,287         5,343       4,790
 Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (0.48)%        0.21%        4.31%         3.05%       3.66%
 Highest 0.00% 0.00%, 0.00%, 0.00%, 0.00% ..................       1.24%         3.56%        5.99%         4.72%       5.08%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  10.13      $  12.57           --            --          --
1.15% Class B ..............................................   $   9.76      $  12.19     $  13.24      $  12.54     $ 12.86
1.35% Class B (b) ..........................................   $   9.64      $  12.08     $  13.14      $  12.47     $ 12.82
1.55% Class B (e) ..........................................   $   9.53      $  11.97     $  13.04            --          --
1.60% Class B (d) ..........................................   $   9.51      $  11.94     $  13.02      $  12.39          --
1.70% Class B (l) ..........................................   $   9.45      $  11.88           --            --          --
Net Assets (000's) .........................................   $ 37,988      $ 50,494     $ 51,930      $ 53,363    $ 41,297
Investment Income Ratio Class B** ..........................       1.31%         0.93%        0.96%         7.95%       2.34%
Number of units outstanding, end of period (000's) .........      3,936         4,173         3,941         4,267       3,214


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002           2001         2000          1999         1998
                                                             -------------- ------------- ------------ ------------- -----------
EQ/Putnam Growth & Income Value (Concluded)
-------------------------------------------
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (20.46)%       (4.52)%       5.08%        (2.94)%      11.30%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (19.41)%       (5.97)%       5.58%        (2.49)%      11.54%

EQ/Putnam International Equity (o)
----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   11.70            --           --            --           --
1.15% Class B (n) ..........................................   $   11.27            --           --            --           --
1.35% Class B (n) ..........................................   $   11.14            --           --            --           --
1.55% Class B (n) ..........................................   $   11.02            --           --            --           --
1.60% Class B (n) ..........................................   $   10.98            --           --            --           --
1.70% Class B (n) ..........................................   $   10.92            --           --            --           --
Net Assets (000's) .........................................   $  42,071            --           --            --           --
Investment Income Ratio Class B** ..........................        0.97%           --           --            --           --
Number of units outstanding, end of period (000's) .........       3,783            --           --            --           --
Total Return
 Lowest 1.70% ..............................................      (16.83)%          --           --            --           --
 Highest 0.50% .............................................      (15.83)%          --           --            --           --

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $    9.84            --           --            --           --
1.15% Class B (n) ..........................................   $    9.48            --           --            --           --
1.35% Class B (n) ..........................................   $    9.38            --           --            --           --
1.55% Class B (n) ..........................................   $    9.27            --           --            --           --
1.60% Class B (n) ..........................................   $    9.24            --           --            --           --
1.70% Class B (n) ..........................................   $    9.19            --           --            --           --
Net Assets (000's) .........................................   $     489            --           --            --           --
Investment Income Ratio Class B** ..........................        0.28%           --           --            --           --
Number of units outstanding, end of period (000's) .........          52            --           --            --           --
Total Return
 Lowest 1.70% ..............................................      (26.66)%          --           --            --           --
 Highest 0.50% .............................................      (25.85)%          --           --            --           --

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    8.97      $  11.40           --            --           --
1.15% Class B (a) ..........................................   $    8.68      $  11.10      $ 11.01      $  11.52      $  9.66
1.35% Class B (b) ..........................................   $    8.59      $  11.01      $ 10.94      $  11.48      $  9.64
1.55% Class B (e) ..........................................   $    8.50      $  10.92      $ 10.87            --           --
1.60% Class B (d) ..........................................   $    8.48      $  10.90      $ 10.86      $  11.42           --
1.70% Class B (l) ..........................................   $    8.44      $  10.86           --            --           --
Net Assets (000's) .........................................   $  17,685      $ 20,008      $16,535      $ 12,790      $ 5,095
Investment Income Ratio Class B** ..........................        0.55%         0.62%        7.39%         7.54%        4.22%
Number of units outstanding, end of period (000's) .........       2,065         1,820        1,511         1,113          528
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (22.29)%        1.92%       (4.94)%       18.80%       (3.63)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (21.32)%        6.23%       (4.43)%       19.25%       (3.43)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

(a) Units were made available for sale on January 1, 1998.
(b) Units were made available for sale on May 1, 1998.
(c) Units were made available for sale on January 4, 1999.
(d) Units were made available for sale on May 1, 1999.
(e) Units were made available for sale on March 1, 2000.
(f) Units were made available for sale on May 2, 2000.
(g) Units were made available for sale on September 5, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000.
(i) Units were made available for sale on January 2, 2001.
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(k) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001 (See Note 5).
(l) Units were made available for sale on August 13, 2001.
(m) Units were made available for sale on September 4, 2001.
(n) Units were made available on January 14, 2002.
(o) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).
(p) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(q) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance
    Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(r) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian
    Research Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance
    International Portfolio occurred on November 22, 2002 (See Note 5).
(t) A substitution of EQ/Alliance Growth Investors Portfolios for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.


** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.........................................  A-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2002..............................................................  A-3
   Statements of Operations for the Year Ended December
    31, 2002..............................................................  A-10
   Statements of Changes in Net Assets for the Years Ended December 31,
    2002 and 2001.........................................................  A-17
   Notes to Financial Statements..........................................  A-27


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.........................................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002
    and 2001..............................................................  F-2
Consolidated Statements of Earnings, Years Ended December 31, 2002, 2001
    and 2000..............................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
    Income, Years Ended December 31, 2002, 2001 and 2000..................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2002,
    2001 and 2000.........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                         AXA Premier VIP
                                                     AXA Premier VIP   AXA Premier VIP    International
                                                        Core Bond        Health Care         Equity
                                                    ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 204,778,397     $ 25,262,307      $ 25,095,403
Receivable for The Trusts shares sold .............              --               --                --
Receivable for policy-related transactions ........       1,400,136          312,191           184,584
                                                      -------------     ------------      ------------
  Total assets ....................................     206,178,533       25,574,498        25,279,987
                                                      -------------     ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........       1,402,188          310,139           184,584
Payable for policy-related transactions ...........              --               --                --
                                                      -------------     ------------      ------------
  Total liabilities ...............................       1,402,188          310,139           184,584
                                                      -------------     ------------      ------------
Net Assets ........................................   $ 204,776,345     $ 25,264,359      $ 25,095,403
                                                      =============     ============      ============
Net Assets:
Accumulation Units ................................   $ 204,776,333     $ 25,214,891      $ 25,053,543
Retained by Equitable Life in Separate Account
 No. 49 ...........................................              12           49,468            41,860
                                                      -------------     ------------      ------------
Total net assets ..................................   $ 204,776,345     $ 25,264,359      $ 25,095,403
                                                      =============     ============      ============
Investments in shares of The Trusts, at cost ......   $ 203,072,273     $ 26,040,176      $ 26,251,140
The Trusts shares held, Class B ...................      19,753,807        3,155,553         3,171,334

Units outstanding (000's):
Class B 0.00% .....................................              --               --                --
Class B 0.50% .....................................              --               --                --
Class B 0.95% .....................................              --               --                --
Class B 1.20% .....................................           4,285              929               923
Class B 1.35% .....................................           1,217              235               118
Class B 1.40% .....................................           7,979            1,289             1,360
Class B 1.55% .....................................           1,595              264               108
Class B 1.60% .....................................           3,282              398               553
Class B 1.70% .....................................             628               57               135
Class B 1.80% .....................................             202               20                 8
Class B 1.90% .....................................              13                3                 7

Unit value:
Class B 0.00% .....................................   $          --     $         --      $         --
Class B 0.50% .....................................   $       10.76     $       7.97      $       7.87
Class B 0.95% .....................................   $       10.71     $       7.93      $       7.84
Class B 1.20% .....................................   $       10.69     $       7.91      $       7.82
Class B 1.35% .....................................   $       10.67     $       7.90      $       7.81
Class B 1.40% .....................................   $       10.67     $       7.89      $       7.80
Class B 1.55% .....................................   $       10.65     $       7.88      $       7.79
Class B 1.60% .....................................   $       10.64     $       7.88      $       7.79
Class B 1.70% .....................................   $       10.63     $       7.87      $       7.78
Class B 1.80% .....................................   $       10.62     $       7.86      $       7.77
Class B 1.90% .....................................   $       10.61     $       7.85      $       7.76



                                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                                       Core Equity          Growth            Value           Cap Growth
                                                    ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 28,229,869      $ 49,262,811      $ 55,169,493      $ 51,606,016
Receivable for The Trusts shares sold .............             --                --                --                --
Receivable for policy-related transactions ........         81,602           263,901           219,420           267,511
                                                      ------------      ------------      ------------      ------------
  Total assets ....................................     28,311,471        49,526,712        55,388,913        51,873,527
                                                      ------------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........         81,602           263,901           219,421           267,511
Payable for policy-related transactions ...........             --                --                --                --
                                                      ------------      ------------      ------------      ------------
  Total liabilities ...............................         81,602           263,901           219,421           267,511
                                                      ------------      ------------      ------------      ------------
Net Assets ........................................   $ 28,229,869      $ 49,262,811      $ 55,169,492      $ 51,606,016
                                                      ============      ============      ============      ============
Net Assets:
Accumulation Units ................................   $ 28,180,915      $ 49,221,943      $ 55,122,395      $ 51,567,916
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         48,954            40,868            47,097            38,100
                                                      ------------      ------------      ------------      ------------
Total net assets ..................................   $ 28,229,869      $ 49,262,811      $ 55,169,492      $ 51,606,016
                                                      ============      ============      ============      ============
Investments in shares of The Trusts, at cost ......   $ 29,657,921      $ 52,632,421      $ 58,614,247      $ 55,002,621
The Trusts shares held, Class B ...................      3,652,094         7,161,212         6,913,673         8,212,165

Units outstanding (000's):
Class B 0.00% .....................................             --                --                --                --
Class B 0.50% .....................................             --                --                --                --
Class B 0.95% .....................................             --                --                --                --
Class B 1.20% .....................................          1,004             2,130             1,722             2,602
Class B 1.35% .....................................            169               305               384               369
Class B 1.40% .....................................          1,529             2,593             2,676             3,087
Class B 1.55% .....................................            201               424               503               427
Class B 1.60% .....................................            635             1,299             1,272             1,488
Class B 1.70% .....................................            104               408               316               292
Class B 1.80% .....................................             30                60                71                23
Class B 1.90% .....................................             17                39                30                34

Unit value:
Class B 0.00% .....................................   $         --      $         --      $         --      $         --
Class B 0.50% .....................................   $       7.71      $       6.84      $       7.98      $       6.25
Class B 0.95% .....................................   $       7.67      $       6.81      $       7.94      $       6.22
Class B 1.20% .....................................   $       7.65      $       6.80      $       7.92      $       6.21
Class B 1.35% .....................................   $       7.64      $       6.79      $       7.91      $       6.20
Class B 1.40% .....................................   $       7.64      $       6.78      $       7.90      $       6.20
Class B 1.55% .....................................   $       7.63      $       6.77      $       7.89      $       6.19
Class B 1.60% .....................................   $       7.62      $       6.77      $       7.89      $       6.18
Class B 1.70% .....................................   $       7.61      $       6.76      $       7.88      $       6.18
Class B 1.80% .....................................   $       7.61      $       6.76      $       7.87      $       6.17
Class B 1.90% .....................................   $       7.60      $       6.75      $       7.86      $       6.16

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       AXA Premier VIP     AXA Premier VIP
                                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                    --------------------- ----------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value      $ 48,209,282        $ 13,098,105        $  60,826,982
Receivable for The Trusts shares sold .............               --                  --                   --
Receivable for policy-related transactions ........          288,805              58,214               56,500
                                                        ------------        ------------        -------------
  Total assets ....................................       48,498,087          13,156,319           60,883,482
                                                        ------------        ------------        -------------
Liabilities:
Payable for The Trusts shares purchased ...........          288,805              58,214               56,452
Payable for policy-related transactions ...........               --                  --                   --
                                                        ------------        ------------        -------------
  Total liabilities ...............................          288,805              58,214               56,452
                                                        ------------        ------------        -------------
Net Assets ........................................     $ 48,209,282        $ 13,098,105        $  60,827,030
                                                        ============        ============        =============
Net Assets:
Accumulation Units ................................     $ 48,169,473        $ 13,071,981        $  60,792,931
Retained by Equitable Life in Separate Account
 No. 49 ...........................................           39,809              26,124               34,099
                                                        ------------        ------------        -------------
Total net assets ..................................     $ 48,209,282        $ 13,098,105        $  60,827,030
                                                        ============        ============        =============
Investments in shares of The Trusts, at cost ......     $ 50,597,420        $ 14,067,750        $ 111,874,476
The Trusts shares held, Class B ...................        6,453,649           2,281,745            3,763,918

Units outstanding (000's):
Class B 0.00% .....................................               --                  --                   --
Class B 0.50% .....................................               --                  --                   --
Class B 0.95% .....................................               --                  --                    1
Class B 1.20% .....................................            1,889                 306                  161
Class B 1.35% .....................................              388                 264                  899
Class B 1.40% .....................................            2,371               1,127                   66
Class B 1.55% .....................................              364                 386                  241
Class B 1.60% .....................................            1,262                 205                  338
Class B 1.70% .....................................              206                  14                    4
Class B 1.80% .....................................               35                   5                    1
Class B 1.90% .....................................               25                   4                   --

Unit value:
Class B 0.00% .....................................     $         --        $         --        $          --
Class B 0.50% .....................................     $       7.43        $       5.71        $       41.54
Class B 0.95% .....................................     $       7.40        $       5.69        $       38.47
Class B 1.20% .....................................     $       7.38        $       5.67        $       36.85
Class B 1.35% .....................................     $       7.37        $       5.66        $       35.92
Class B 1.40% .....................................     $       7.37        $       5.66        $       35.61
Class B 1.55% .....................................     $       7.35        $       5.65        $       34.70
Class B 1.60% .....................................     $       7.35        $       5.65        $       34.41
Class B 1.70% .....................................     $       7.34        $       5.64        $       33.82
Class B 1.80% .....................................     $       7.34        $       5.64        $       33.24
Class B 1.90% .....................................     $       7.33        $       5.63        $       32.67


                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                       EQ/Alliance        EQ/Alliance         Government       EQ/Alliance
                                                       Common Stock    Growth and Income      Securities      International
                                                    ----------------- ------------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 453,120,735      $ 104,263,675      $ 183,514,797     $ 29,137,822
Receivable for The Trusts shares sold .............              --                 --                 --               --
Receivable for policy-related transactions ........         505,794            940,755            504,164          164,848
                                                      -------------      -------------      -------------     ------------
  Total assets ....................................     453,626,529        105,204,430        184,018,961       29,302,670
                                                      -------------      -------------      -------------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........         505,775            940,017            504,164          164,849
Payable for policy-related transactions ...........              --                 --                 --               --
                                                      -------------      -------------      -------------     ------------
  Total liabilities ...............................         505,775            940,017            504,164          164,849
                                                      -------------      -------------      -------------     ------------
Net Assets ........................................   $ 453,120,754      $ 104,264,413      $ 183,514,797     $ 29,137,821
                                                      =============      =============      =============     ============
Net Assets:
Accumulation Units ................................   $ 453,046,093      $ 104,246,651      $ 183,405,555     $ 29,069,426
Retained by Equitable Life in Separate Account
 No. 49 ...........................................          74,661             17,762            109,242           68,395
                                                      -------------      -------------      -------------     ------------
Total net assets ..................................   $ 453,120,754      $ 104,264,413      $ 183,514,797     $ 29,137,821
                                                      =============      =============      =============     ============
Investments in shares of The Trusts, at cost ......   $ 911,840,831      $ 111,602,089      $ 186,901,340     $ 29,599,720
The Trusts shares held, Class B ...................      43,567,091          8,150,037         17,922,926        4,084,903

Units outstanding (000's):
Class B 0.00% .....................................              --                 --                 --               --
Class B 0.50% .....................................              --                 --                 --               --
Class B 0.95% .....................................               2                  1                 10               --
Class B 1.20% .....................................             222              1,615              1,850            1,285
Class B 1.35% .....................................           1,770                383              1,739              208
Class B 1.40% .....................................             112              1,786              2,463            1,026
Class B 1.55% .....................................             521                298              1,226              135
Class B 1.60% .....................................             581              1,002              2,501              604
Class B 1.70% .....................................               9                133                259              142
Class B 1.80% .....................................               6                 52                 11                6
Class B 1.90% .....................................               3                 10                  2               --

Unit value:
Class B 0.00% .....................................   $          --      $          --      $          --     $         --
Class B 0.50% .....................................   $      180.32      $       21.46      $       20.36     $       9.14
Class B 0.95% .....................................   $      159.61      $       20.58      $       19.30     $       8.82
Class B 1.20% .....................................   $      149.11      $       20.11      $       18.73     $       8.65
Class B 1.35% .....................................   $      143.14      $       19.83      $       18.40     $       8.55
Class B 1.40% .....................................   $      141.20      $       19.73      $       18.29     $       8.52
Class B 1.55% .....................................   $      135.53      $       19.46      $       17.97     $       8.42
Class B 1.60% .....................................   $      133.70      $       19.37      $       17.86     $       8.38
Class B 1.70% .....................................   $      130.09      $       19.19      $       17.65     $       8.32
Class B 1.80% .....................................   $      126.58      $       19.01      $       17.44     $       8.25
Class B 1.90% .....................................   $      123.15      $       18.83      $       17.23     $       8.19

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       EQ/Alliance      EQ/Alliance       EQ/Alliance
                                                     Premier Growth    Quality Bond    Small Cap Growth
                                                    ---------------- ---------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value   $ 233,030,858     $ 89,706,936     $ 161,096,928
Receivable for The Trusts shares sold .............             --               --                --
Receivable for policy-related transactions ........        288,418          875,815           750,294
                                                     -------------     ------------     -------------
  Total assets ....................................    233,319,276       90,582,751       161,847,222
                                                     -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........        288,295          874,931           749,446
Payable for policy-related transactions ...........             --               --                --
                                                     -------------     ------------     -------------
  Total liabilities ...............................        288,295          874,931           749,446
                                                     -------------     ------------     -------------
Net Assets ........................................  $ 233,030,981     $ 89,707,820     $ 161,097,776
                                                     =============     ============     =============
Net Assets:
Accumulation Units ................................  $ 232,038,890     $ 89,679,399     $ 160,910,424
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        992,091           28,421           187,352
                                                     -------------     ------------     -------------
Total net assets ..................................  $ 233,030,981     $ 89,707,820     $ 161,097,776
                                                     =============     ============     =============
Investments in shares of The Trusts, at cost ......  $ 419,506,433     $ 90,043,308     $ 242,362,132
The Trusts shares held, Class B ...................     46,292,865        8,862,968        18,107,621

Units outstanding (000's):
Class B 0.00% .....................................             --               --                --
Class B 0.50% .....................................             --               --                --
Class B 0.95% .....................................             89               --                32
Class B 1.20% .....................................          2,292            1,432             1,279
Class B 1.35% .....................................         12,339              552             6,943
Class B 1.40% .....................................          2,607            2,167             1,577
Class B 1.55% .....................................         13,521              474             3,037
Class B 1.60% .....................................         16,550            1,064             3,377
Class B 1.70% .....................................            341              198               121
Class B 1.80% .....................................            390               15                60
Class B 1.90% .....................................            108               28                31

Unit value:
Class B 0.00% .....................................  $          --     $         --     $          --
Class B 0.50% .....................................  $        4.99     $      16.46     $       10.32
Class B 0.95% .....................................  $        4.91     $      15.78     $       10.05
Class B 1.20% .....................................  $        4.86     $      15.42     $        9.91
Class B 1.35% .....................................  $        4.84     $      15.20     $        9.83
Class B 1.40% .....................................  $        4.83     $      15.13     $        9.80
Class B 1.55% .....................................  $        4.80     $      14.92     $        9.71
Class B 1.60% .....................................  $        4.79     $      14.85     $        9.69
Class B 1.70% .....................................  $        4.77     $      14.71     $        9.63
Class B 1.80% .....................................  $        4.76     $      14.58     $        9.57
Class B 1.90% .....................................  $        4.74     $      14.44     $        9.52


                                                       EQ/Alliance                         EQ/Bernstein          EQ/Calvert
                                                       Technology       EQ/Balanced     Diversified Value   Socially Responsible
                                                    ---------------- ----------------- ------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value    $ 60,272,374     $ 137,283,795      $ 373,411,874         $ 4,606,672
Receivable for The Trusts shares sold .............             --                --                 --                  --
Receivable for policy-related transactions ........        455,856         1,950,399          1,756,235             115,122
                                                      ------------     -------------      -------------         -----------
  Total assets ....................................     60,728,230       139,234,194        375,168,109           4,721,794
                                                      ------------     -------------      -------------         -----------
Liabilities:
Payable for The Trusts shares purchased ...........        455,856         1,950,399          1,756,237             115,122
Payable for policy-related transactions ...........             --                --                 --                  --
                                                      ------------     -------------      -------------         -----------
  Total liabilities ...............................        455,856         1,950,399          1,756,237             115,122
                                                      ------------     -------------      -------------         -----------
Net Assets ........................................   $ 60,272,374     $ 137,283,795      $ 373,411,872         $ 4,606,672
                                                      ============     =============      =============         ===========
Net Assets:
Accumulation Units ................................   $ 60,201,179     $ 137,208,123      $ 373,343,264         $ 4,578,506
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         71,195            75,672             68,608              28,166
                                                      ------------     -------------      -------------         -----------
Total net assets ..................................   $ 60,272,374     $ 137,283,795      $ 373,411,872         $ 4,606,672
                                                      ============     =============      =============         ===========
Investments in shares of The Trusts, at cost ......   $ 94,404,559     $ 142,714,840      $ 418,961,656         $ 4,904,485
The Trusts shares held, Class B ...................     20,184,906        11,011,970         37,237,105             783,475

Units outstanding (000's):
Class B 0.00% .....................................             --                --                 --                  --
Class B 0.50% .....................................             --                --                 --                  --
Class B 0.95% .....................................             63                --                 38                  --
Class B 1.20% .....................................            925             1,221              4,578                 182
Class B 1.35% .....................................          2,742               407             10,473                  89
Class B 1.40% .....................................          1,429             1,307              5,924                 208
Class B 1.55% .....................................          8,781               279              6,520                  79
Class B 1.60% .....................................          6,863               598              8,615                 128
Class B 1.70% .....................................             77                86                530                  42
Class B 1.80% .....................................            102                24                252                   3
Class B 1.90% .....................................             14                 7                 66                  --

Unit value:
Class B 0.00% .....................................   $         --     $          --      $          --         $        --
Class B 0.50% .....................................   $       2.95     $       40.59      $       10.58         $      6.48
Class B 0.95% .....................................   $       2.91     $       37.59      $       10.35         $      6.38
Class B 1.20% .....................................   $       2.89     $       36.01      $       10.22         $      6.33
Class B 1.35% .....................................   $       2.88     $       35.10      $       10.14         $      6.29
Class B 1.40% .....................................   $       2.88     $       34.80      $       10.11         $      6.28
Class B 1.55% .....................................   $       2.86     $       33.91      $       10.04         $      6.25
Class B 1.60% .....................................   $       2.86     $       33.62      $       10.01         $      6.24
Class B 1.70% .....................................   $       2.85     $       33.05      $        9.96         $      6.22
Class B 1.80% .....................................   $       2.84     $       32.48      $        9.91         $      6.20
Class B 1.90% .....................................   $       2.84     $       31.93      $        9.86         $      6.18

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                        International           Research            U.S. Equity
                                                    -------------------- --------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value     $ 115,173,689         $ 324,297,610         $ 189,510,590
Receivable for The Trusts shares sold .............               --                    --                    --
Receivable for policy-related transactions ........          414,264               379,383               591,083
                                                       -------------         -------------         -------------
  Total assets ....................................      115,587,953           324,676,993           190,101,673
                                                       -------------         -------------         -------------
Liabilities:
Payable for The Trusts shares purchased ...........          414,311               351,570               591,213
Payable for policy-related transactions ...........               --                    --                    --
                                                       -------------         -------------         -------------
  Total liabilities ...............................          414,311               351,570               591,213
                                                       -------------         -------------         -------------
Net Assets ........................................    $ 115,173,642         $ 324,325,423         $ 189,510,460
                                                       =============         =============         =============
Net Assets:
Accumulation Units ................................    $ 114,881,948         $ 324,026,453         $ 189,328,483
Retained by Equitable Life in Separate Account
 No. 49 ...........................................          291,694               298,970               181,977
                                                       -------------         -------------         -------------
Total net assets ..................................    $ 115,173,642         $ 324,325,423         $ 189,510,460
                                                       =============         =============         =============
Investments in shares of The Trusts, at cost ......    $ 138,233,570         $ 357,340,425         $ 226,377,358
The Trusts shares held, Class B ...................       15,674,866            39,468,952            24,388,134
Units outstanding (000's):
Class B 0.00% .....................................               --                    --                    --
Class B 0.50% .....................................               --                    --                    --
Class B 0.95% .....................................               35                    69                    25
Class B 1.20% .....................................            1,628                 2,252                 2,981
Class B 1.35% .....................................            3,093                18,971                 5,353
Class B 1.40% .....................................            1,957                 2,246                 3,232
Class B 1.55% .....................................            2,786                 7,543                 4,470
Class B 1.60% .....................................            5,973                 9,408                 8,308
Class B 1.70% .....................................              282                   200                   345
Class B 1.80% .....................................               41                    92                   114
Class B 1.90% .....................................               48                    37                    40
Unit value:
Class B 0.00% .....................................    $          --         $          --         $          --
Class B 0.50% .....................................    $        7.52         $        8.22         $        7.89
Class B 0.95% .....................................    $        7.40         $        8.08         $        7.76
Class B 1.20% .....................................    $        7.33         $        8.01         $        7.69
Class B 1.35% .....................................    $        7.29         $        7.97         $        7.65
Class B 1.40% .....................................    $        7.27         $        7.95         $        7.63
Class B 1.55% .....................................    $        7.23         $        7.91         $        7.59
Class B 1.60% .....................................    $        7.22         $        7.89         $        7.57
Class B 1.70% .....................................    $        7.19         $        7.86         $        7.55
Class B 1.80% .....................................    $        7.16         $        7.83         $        7.52
Class B 1.90% .....................................    $        7.14         $        7.80         $        7.49


                                                       EQ/Emerging       EQ/Equity       EQ/Evergreen
                                                     Markets Equity      500 Index           Omega        EQ/FI Mid Cap
                                                    ---------------- ----------------- ---------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 58,595,907     $ 562,116,297     $ 13,698,059     $ 129,387,781
Receivable for The Trusts shares sold .............             --                --               --                --
Receivable for policy-related transactions ........         79,641         2,237,329           94,633           558,661
                                                      ------------     -------------     ------------     -------------
  Total assets ....................................     58,675,548       564,353,626       13,792,692       129,946,442
                                                      ------------     -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........         79,641         2,237,660          103,765           549,772
Payable for policy-related transactions ...........             --                --               --                --
                                                      ------------     -------------     ------------     -------------
  Total liabilities ...............................         79,641         2,237,660          103,765           549,772
                                                      ------------     -------------     ------------     -------------
Net Assets ........................................   $ 58,595,907     $ 562,115,966     $ 13,688,927     $ 129,396,670
                                                      ============     =============     ============     =============
Net Assets:
Accumulation Units ................................   $ 58,530,285     $ 561,947,559     $ 13,051,780     $ 129,101,927
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         65,622           168,407          637,147           294,743
                                                      ------------     -------------     ------------     -------------
Total net assets ..................................   $ 58,595,907     $ 562,115,966     $ 13,688,927     $ 129,396,670
                                                      ============     =============     ============     =============
Investments in shares of The Trusts, at cost ......   $ 64,867,663     $ 773,114,616     $ 15,446,580     $ 146,118,760
The Trusts shares held, Class B ...................     11,090,068        33,382,121        2,256,926        18,310,374
Units outstanding (000's):
Class B 0.00% .....................................             --                --               --                --
Class B 0.50% .....................................             --                --               --                --
Class B 0.95% .....................................             12                10               --                29
Class B 1.20% .....................................            737             2,393              551             2,799
Class B 1.35% .....................................          3,992            11,356              243             2,717
Class B 1.40% .....................................          1,261             3,667              625             3,145
Class B 1.55% .....................................          1,464             5,021              378             5,392
Class B 1.60% .....................................          2,823             7,152              424             4,322
Class B 1.70% .....................................             69               399               32               285
Class B 1.80% .....................................             17               297                5               130
Class B 1.90% .....................................             --                29                4                25
Unit value:
Class B 0.00% .....................................   $         --     $          --     $         --     $          --
Class B 0.50% .....................................   $       5.94     $       20.16     $       5.99     $        7.01
Class B 0.95% .....................................   $       5.80     $       19.37     $       5.88     $        6.93
Class B 1.20% .....................................   $       5.72     $       18.94     $       5.82     $        6.89
Class B 1.35% .....................................   $       5.67     $       18.69     $       5.79     $        6.87
Class B 1.40% .....................................   $       5.66     $       18.61     $       5.77     $        6.86
Class B 1.55% .....................................   $       5.61     $       18.36     $       5.74     $        6.84
Class B 1.60% .....................................   $       5.59     $       18.28     $       5.73     $        6.83
Class B 1.70% .....................................   $       5.56     $       18.11     $       5.70     $        6.81
Class B 1.80% .....................................   $       5.53     $       17.95     $       5.68     $        6.80
Class B 1.90% .....................................   $       5.50     $       17.79     $       5.66     $        6.78

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/FI Small/Mid                    EQ/International
                                                        Cap Value      EQ/High Yield         Equity
                                                    ---------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value   $ 173,946,373     $ 228,695,298      $ 61,758,784
Receivable for The Trusts shares sold .............             --                --                --
Receivable for policy-related transactions ........        714,782         1,176,498           140,650
                                                     -------------     -------------      ------------
  Total assets ....................................    174,661,155       229,871,796        61,899,434
                                                     -------------     -------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........        697,658         1,176,504           205,281
Payable for policy-related transactions ...........             --                --                --
                                                     -------------     -------------      ------------
  Total liabilities ...............................        697,658         1,176,504           205,281
                                                     -------------     -------------      ------------
Net Assets ........................................  $ 173,963,497     $ 228,695,292      $ 61,694,153
                                                     =============     =============      ============
Net Assets:
Accumulation Units ................................  $ 173,781,328     $ 228,627,009      $ 61,432,601
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        182,169            68,283           261,552
                                                     -------------     -------------      ------------
Total net assets ..................................  $ 173,963,497     $ 228,695,292      $ 61,694,153
                                                     =============     =============      ============
Investments in shares of The Trusts, at cost ......  $ 194,393,858     $ 312,970,166      $ 80,860,755
The Trusts shares held, Class B ...................     17,669,344        47,709,638         8,700,862

Units outstanding (000's):
Class B 0.00% .....................................             --                --                --
Class B 0.50% .....................................             --                --                --
Class B 0.95% .....................................             14                12                11
Class B 1.20% .....................................          3,161               903               727
Class B 1.35% .....................................          3,169             3,827             3,021
Class B 1.40% .....................................          4,007             1,128               950
Class B 1.55% .....................................          4,067             1,906             1,136
Class B 1.60% .....................................          3,714             2,248             2,536
Class B 1.70% .....................................            237               125               145
Class B 1.80% .....................................            127                49                24
Class B 1.90% .....................................             40                 7                15

Unit value:
Class B 0.00% .....................................  $          --     $          --      $         --
Class B 0.50% .....................................  $        9.89     $       26.08      $       7.53
Class B 0.95% .....................................  $        9.64     $       24.25      $       7.36
Class B 1.20% .....................................  $        9.51     $       23.29      $       7.27
Class B 1.35% .....................................  $        9.42     $       22.73      $       7.21
Class B 1.40% .....................................  $        9.40     $       22.55      $       7.19
Class B 1.55% .....................................  $        9.32     $       22.00      $       7.14
Class B 1.60% .....................................  $        9.29     $       21.83      $       7.12
Class B 1.70% .....................................  $        9.24     $       21.48      $       7.08
Class B 1.80% .....................................  $        9.18     $       21.13      $       7.05
Class B 1.90% .....................................  $        9.13     $       20.79      $       7.01


                                                     EQ/J.P. Morgan       EQ/Janus          EQ/Lazard         EQ/Marsico
                                                        Core Bond     Large Cap Growth   Small Cap Value        Focus
                                                    ---------------- ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $ 677,289,445     $  84,625,941      $ 234,102,574     $ 117,021,639
Receivable for The Trusts shares sold .............             --                --                 --                --
Receivable for policy-related transactions ........        532,885           139,150            655,044         1,013,518
                                                     -------------     -------------      -------------     -------------
  Total assets ....................................    677,822,330        84,765,091        234,757,618       118,035,157
                                                     -------------     -------------      -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........        532,468           155,889            560,574         1,015,927
Payable for policy-related transactions ...........             --                --                 --                --
                                                     -------------     -------------      -------------     -------------
  Total liabilities ...............................        532,468           155,889            560,574         1,015,927
                                                     -------------     -------------      -------------     -------------
Net Assets ........................................  $ 677,289,862     $  84,609,202      $ 234,197,044     $ 117,019,230
                                                     =============     =============      =============     =============
Net Assets:
Accumulation Units ................................  $ 676,993,161     $  84,341,681      $ 233,902,834     $ 116,998,510
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        296,701           267,521            294,210            20,720
                                                     -------------     -------------      -------------     -------------
Total net assets ..................................  $ 677,289,862     $  84,609,202      $ 234,197,044     $ 117,019,230
                                                     =============     =============      =============     =============
Investments in shares of The Trusts, at cost ......  $ 666,772,343     $ 115,599,237      $ 255,477,835     $ 124,820,787
The Trusts shares held, Class B ...................     60,505,033        18,719,353         23,955,243        11,624,818

Units outstanding (000's):
Class B 0.00% .....................................             --                --                 --                --
Class B 0.50% .....................................             --                --                 --                --
Class B 0.95% .....................................             44                22                 18                 2
Class B 1.20% .....................................          3,674             2,123              2,322             2,875
Class B 1.35% .....................................         14,961             1,590              7,825             1,041
Class B 1.40% .....................................          5,930             2,586              3,006             4,362
Class B 1.55% .....................................         12,695             7,940              3,460               701
Class B 1.60% .....................................         13,419             4,722              5,021             2,423
Class B 1.70% .....................................            441               192                270               386
Class B 1.80% .....................................            275                75                158                41
Class B 1.90% .....................................             73                47                 43                 3

Unit value:
Class B 0.00% .....................................  $          --     $          --      $          --     $          --
Class B 0.50% .....................................  $       13.80     $        4.47      $       11.08     $       10.01
Class B 0.95% .....................................  $       13.49     $        4.43      $       10.84     $        9.95
Class B 1.20% .....................................  $       13.32     $        4.40      $       10.70     $        9.91
Class B 1.35% .....................................  $       13.22     $        4.39      $       10.62     $        9.89
Class B 1.40% .....................................  $       13.19     $        4.38      $       10.59     $        9.89
Class B 1.55% .....................................  $       13.09     $        4.36      $       10.51     $        9.87
Class B 1.60% .....................................  $       13.05     $        4.36      $       10.49     $        9.86
Class B 1.70% .....................................  $       12.99     $        4.35      $       10.43     $        9.85
Class B 1.80% .....................................  $       12.92     $        4.34      $       10.38     $        9.83
Class B 1.90% .....................................  $       12.85     $        4.33      $       10.33     $        9.82

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                          EQ/Mercury Basic   EQ/MFS Emerging
                                                            Value Equity    Growth Companies
                                                         ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 183,344,594     $ 189,112,496
Receivable for The Trusts shares sold ..................              --                --
Receivable for policy-related transactions .............         525,101           349,064
                                                           -------------     -------------
  Total assets .........................................     183,869,695       189,461,560
                                                           -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ................         536,923           357,533
Payable for policy-related transactions ................              --                --
                                                           -------------     -------------
  Total liabilities ....................................         536,923           357,533
                                                           -------------     -------------
Net Assets .............................................   $ 183,332,772     $ 189,104,027
                                                           =============     =============
Net Assets:
Accumulation Units .....................................   $ 183,215,807     $ 188,909,219
Retained by Equitable Life in Separate Account
 No. 49 ................................................         116,965           194,808
                                                           -------------     -------------
Total net assets .......................................   $ 183,332,772     $ 189,104,027
                                                           =============     =============
Investments in shares of The Trusts, at cost ...........   $ 206,963,986     $ 325,981,788
The Trusts shares held, Class B ........................      16,246,860        21,014,176

Units outstanding (000's):
Class B 0.00% ..........................................              --                --
Class B 0.50% ..........................................              --                --
Class B 0.95% ..........................................              --                42
Class B 1.20% ..........................................           1,591               496
Class B 1.35% ..........................................           5,160            10,806
Class B 1.40% ..........................................           2,399               538
Class B 1.55% ..........................................           1,334             3,796
Class B 1.60% ..........................................           2,235             4,661
Class B 1.70% ..........................................             184                38
Class B 1.80% ..........................................              67                20
Class B 1.90% ..........................................              34                 2

Unit value:
Class B 0.00% ..........................................   $          --     $          --
Class B 0.50% ..........................................   $       14.84     $        9.77
Class B 0.95% ..........................................   $       14.47     $        9.53
Class B 1.20% ..........................................   $       14.26     $        9.39
Class B 1.35% ..........................................   $       14.14     $        9.31
Class B 1.40% ..........................................   $       14.10     $        9.28
Class B 1.55% ..........................................   $       13.98     $        9.20
Class B 1.60% ..........................................   $       13.94     $        9.18
Class B 1.70% ..........................................   $       13.86     $        9.12
Class B 1.80% ..........................................   $       13.78     $        9.07
Class B 1.90% ..........................................   $       13.70     $        9.02


                                                          EQ/MFS Investors Trust   EQ/Money Market
                                                         ------------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value .....      $ 169,122,456        $ 751,786,428
Receivable for The Trusts shares sold ..................                 --                   --
Receivable for policy-related transactions .............             64,736            7,188,443
                                                              -------------        -------------
  Total assets .........................................        169,187,192          758,974,871
                                                              -------------        -------------
Liabilities:
Payable for The Trusts shares purchased ................             92,728            7,188,715
Payable for policy-related transactions ................                 --                   --
                                                              -------------        -------------
  Total liabilities ....................................             92,728            7,188,715
                                                              -------------        -------------
Net Assets .............................................      $ 169,094,464        $ 751,786,156
                                                              =============        =============
Net Assets:
Accumulation Units .....................................      $ 169,062,388        $ 751,628,214
Retained by Equitable Life in Separate Account
 No. 49 ................................................             32,076              157,942
                                                              -------------        -------------
Total net assets .......................................      $ 169,094,464        $ 751,786,156
                                                              =============        =============
Investments in shares of The Trusts, at cost ...........      $ 232,802,668        $ 760,252,737
The Trusts shares held, Class B ........................         24,011,893           72,836,790

Units outstanding (000's):
Class B 0.00% ..........................................                 --                  262
Class B 0.50% ..........................................                 --                   --
Class B 0.95% ..........................................                  7                    6
Class B 1.20% ..........................................                993                1,554
Class B 1.35% ..........................................              6,910                5,633
Class B 1.40% ..........................................              1,329                4,457
Class B 1.55% ..........................................              7,231                4,967
Class B 1.60% ..........................................              8,237                9,288
Class B 1.70% ..........................................                229                  630
Class B 1.80% ..........................................                108                   75
Class B 1.90% ..........................................                 15                  115

Unit value:
Class B 0.00% ..........................................      $          --        $       38.24
Class B 0.50% ..........................................      $        7.02        $       34.34
Class B 0.95% ..........................................      $        6.90        $       31.16
Class B 1.20% ..........................................      $        6.83        $       29.52
Class B 1.35% ..........................................      $        6.79        $       28.57
Class B 1.40% ..........................................      $        6.77        $       28.26
Class B 1.55% ..........................................      $        6.73        $       27.35
Class B 1.60% ..........................................      $        6.72        $       27.06
Class B 1.70% ..........................................      $        6.69        $       26.47
Class B 1.80% ..........................................      $        6.66        $       25.90
Class B 1.90% ..........................................      $        6.64        $       25.34

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                                             EQ/Putnam
                                                          Growth & Income
                                                               Value
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 351,718,373
Receivable for The Trusts shares sold ..................              --
Receivable for policy-related transactions .............         196,531
                                                           -------------
  Total assets .........................................     351,914,904
                                                           -------------
Liabilities:
Payable for The Trusts shares purchased ................         196,534
Payable for policy-related transactions ................              --
                                                           -------------
  Total liabilities ....................................         196,534
                                                           -------------
Net Assets .............................................   $ 351,718,370
                                                           =============
Net Assets:
Accumulation Units .....................................   $ 351,426,655
Retained by Equitable Life in Separate Account
 No. 49 ................................................         291,715
                                                           -------------
Total net assets .......................................   $ 351,718,370
                                                           =============
Investments in shares of The Trusts, at cost ...........   $ 454,913,669
The Trusts shares held, Class B ........................      39,133,643

Units outstanding (000's):
Class B 0.00% ..........................................              --
Class B 0.50% ..........................................              --
Class B 0.95% ..........................................              20
Class B 1.20% ..........................................           1,342
Class B 1.35% ..........................................          21,846
Class B 1.40% ..........................................           1,383
Class B 1.55% ..........................................           6,939
Class B 1.60% ..........................................           4,777
Class B 1.70% ..........................................             128
Class B 1.80% ..........................................             122
Class B 1.90% ..........................................              29

Unit value:
Class B 0.00% ..........................................   $          --
Class B 0.50% ..........................................   $       10.13
Class B 0.95% ..........................................   $        9.87
Class B 1.20% ..........................................   $        9.73
Class B 1.35% ..........................................   $        9.64
Class B 1.40% ..........................................   $        9.62
Class B 1.55% ..........................................   $        9.53
Class B 1.60% ..........................................   $        9.51
Class B 1.70% ..........................................   $        9.45
Class B 1.80% ..........................................   $        9.40
Class B 1.90% ..........................................   $        9.34


                                                                EQ/Putnam           EQ/Putnam      EQ/Small Company
                                                          International Equity       Voyager            Index
                                                         ---------------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $ 258,836,444        $ 194,998,087     $ 72,085,320
Receivable for The Trusts shares sold ..................                --                   --               --
Receivable for policy-related transactions .............           234,029              115,666          498,746
                                                             -------------        -------------     ------------
  Total assets .........................................       259,070,473          195,113,753       72,584,066
                                                             -------------        -------------     ------------
Liabilities:
Payable for The Trusts shares purchased ................           234,307              115,666          498,746
Payable for policy-related transactions ................                --                   --               --
                                                             -------------        -------------     ------------
  Total liabilities ....................................           234,307              115,666          498,746
                                                             -------------        -------------     ------------
Net Assets .............................................     $ 258,836,166        $ 194,998,087     $ 72,085,320
                                                             =============        =============     ============
Net Assets:
Accumulation Units .....................................     $ 258,604,015        $ 194,508,675     $ 71,736,624
Retained by Equitable Life in Separate Account
 No. 49 ................................................           232,151              489,412          348,696
                                                             -------------        -------------     ------------
Total net assets .......................................     $ 258,836,166        $ 194,998,087     $ 72,085,320
                                                             =============        =============     ============
Investments in shares of The Trusts, at cost ...........     $ 356,207,943        $ 310,973,613     $ 85,671,643
The Trusts shares held, Class B ........................        29,885,721           20,346,960       10,024,303

Units outstanding (000's):
Class B 0.00% ..........................................                --                   --               --
Class B 0.50% ..........................................                --                   --               --
Class B 0.95% ..........................................                73                   14               17
Class B 1.20% ..........................................             1,445                  710            1,053
Class B 1.35% ..........................................            12,054               13,307            2,817
Class B 1.40% ..........................................             1,712                  762            1,437
Class B 1.55% ..........................................             4,227                3,787              974
Class B 1.60% ..........................................             3,555                2,171            1,913
Class B 1.70% ..........................................               161                   40              122
Class B 1.80% ..........................................                61                   20               37
Class B 1.90% ..........................................                15                    8               14

Unit value:
Class B 0.00% ..........................................     $          --        $          --     $         --
Class B 0.50% ..........................................     $       11.70        $        9.84     $       8.97
Class B 0.95% ..........................................     $       11.40        $        9.59     $       8.77
Class B 1.20% ..........................................     $       11.24        $        9.46     $       8.66
Class B 1.35% ..........................................     $       11.14        $        9.38     $       8.59
Class B 1.40% ..........................................     $       11.11        $        9.35     $       8.57
Class B 1.55% ..........................................     $       11.02        $        9.27     $       8.50
Class B 1.60% ..........................................     $       10.98        $        9.24     $       8.48
Class B 1.70% ..........................................     $       10.92        $        9.19     $       8.44
Class B 1.80% ..........................................     $       10.86        $        9.14     $       8.40
Class B 1.90% ..........................................     $       10.80        $        9.08     $       8.35

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $4,610,170      $         --      $         --
 Expenses:
  Asset-based charges ............................        970,106           126,616           118,017
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      3,640,064          (126,616)         (118,017)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        144,954          (509,514)         (413,926)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................        144,954          (509,514)         (413,926)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,706,124          (777,868)       (1,155,737)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,851,078        (1,287,382)       (1,569,663)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $5,491,142      $ (1,413,998)     $ (1,687,680)
                                                       ==========      ============      ============


                                                    AXA Premier VIP
                                                       Large Cap         AXA Premier VIP       AXA Premier VIP
                                                    Core Equity (a)   Large Cap Growth (a)   Large Cap Value (a)
                                                   ----------------- ---------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     58,850         $         --          $    235,655
 Expenses:
  Asset-based charges ............................        140,331              259,690               265,990
                                                     ------------         ------------          ------------
Net Investment Income (Loss) .....................        (81,481)            (259,690)              (30,335)
                                                     ------------         ------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (427,268)            (651,307)             (518,242)
  Realized gain distribution from The Trusts .....             --                   --                    --
                                                     ------------         ------------          ------------
 Net realized gain (loss) ........................       (427,268)            (651,307)             (518,242)
                                                     ------------         ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,428,052)          (3,369,610)           (3,444,755)
                                                     ------------         ------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,855,320)          (4,020,917)           (3,962,997)
                                                     ------------         ------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (1,936,801)        $ (4,280,607)         $ (3,993,332)
                                                     ============         ============          ============


                                                    AXA Premier VIP
                                                     Small/Mid Cap
                                                       Growth (a)
                                                   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --
 Expenses:
  Asset-based charges ............................        229,349
                                                     ------------
Net Investment Income (Loss) .....................       (229,349)
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (775,177)
  Realized gain distribution from The Trusts .....             --
                                                     ------------
 Net realized gain (loss) ........................       (775,177)
                                                     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,396,605)
                                                     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,171,782)
                                                     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (4,401,131)
                                                     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                       Small/Mid      AXA Premier VIP
                                                     Cap Value (a)     Technology (a)   EQ/Aggressive Stock
                                                   ----------------- ----------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --      $         --        $      10,097
 Expenses:
  Asset-based charges ............................        235,232            55,602            1,099,332
                                                     ------------      ------------        -------------
Net Investment Income (Loss) .....................       (235,232)          (55,602)          (1,089,235)
                                                     ------------      ------------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (892,944)         (519,397)         (15,199,912)
  Realized gain distribution from The Trusts .....             --                --                   --
                                                     ------------      ------------        -------------
 Net realized gain (loss) ........................       (892,944)         (519,397)         (15,199,912)
                                                     ------------      ------------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,388,138)         (969,645)         (11,328,835)
                                                     ------------      ------------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,281,082)       (1,489,042)         (26,528,747)
                                                     ------------      ------------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,516,314)     $ (1,544,644)       $ (27,617,982)
                                                     ============      ============        =============


                                                                                                EQ/Alliance
                                                                                               Intermediate
                                                      EQ/Alliance          EQ/Alliance          Government        EQ/Alliance
                                                      Common Stock    Growth and Income (a)   Securities (a)   International (a)
                                                   ----------------- ----------------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      282,877        $  1,291,757        $   6,883,817      $         --
 Expenses:
  Asset-based charges ............................       7,815,760             533,631              766,527            91,784
                                                    --------------        ------------        -------------      ------------
Net Investment Income (Loss) .....................      (7,532,883)            758,126            6,117,290           (91,784)
                                                    --------------        ------------        -------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (102,974,134)           (560,255)             679,014          (479,213)
  Realized gain distribution from The Trusts .....              --                  --              193,448                --
                                                    --------------        ------------        -------------      ------------
 Net realized gain (loss) ........................    (102,974,134)           (560,255)             872,462          (479,213)
                                                    --------------        ------------        -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (139,215,060)         (7,338,414)          (3,386,543)         (461,899)
                                                    --------------        ------------        -------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (242,189,194)         (7,898,669)          (2,514,081)         (941,112)
                                                    --------------        ------------        -------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (249,722,077)       $ (7,140,543)       $   3,603,209      $ (1,032,896)
                                                    ==============        ============        =============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                       EQ/Alliance        EQ/Alliance        EQ/Alliance
                                                     Premier Growth    Quality Bond (a)   Small Cap Growth
                                                   ------------------ ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $           --       $2,932,456       $          --
 Expenses:
  Asset-based charges ............................        4,155,074          432,237           2,571,098
                                                     --------------       ----------       -------------
Net Investment Income (Loss) .....................       (4,155,074)       2,500,219          (2,571,098)
                                                     --------------       ----------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (56,489,970)         322,461         (28,284,520)
  Realized gain distribution from The Trusts .....               --          130,159                  --
                                                     --------------       ----------       -------------
 Net realized gain (loss) ........................      (56,489,970)         452,620         (28,284,520)
                                                     --------------       ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (51,691,292)        (336,373)        (34,779,393)
                                                     --------------       ----------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (108,181,262)         116,247         (63,063,913)
                                                     --------------       ----------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (112,336,336)      $2,616,466       $ (65,635,011)
                                                     ==============       ==========       =============


                                                      EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                       Technology      EQ/Balanced    Diversified Value   Socially Responsible
                                                   ----------------- --------------- ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --    $  1,415,546      $   4,939,814         $       --
 Expenses:
  Asset-based charges ............................       1,163,405         695,909          4,376,962             28,483
                                                     -------------    ------------      -------------         ----------
Net Investment Income (Loss) .....................      (1,163,405)        719,637            562,852            (28,483)
                                                     -------------    ------------      -------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (37,340,499)     (1,878,780)        (2,410,772)          (183,689)
  Realized gain distribution from The Trusts .....              --              --                 --                 --
                                                     -------------    ------------      -------------         ----------
 Net realized gain (loss) ........................     (37,340,499)     (1,878,780)        (2,410,772)          (183,689)
                                                     -------------    ------------      -------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (5,130,798)     (4,176,011)       (45,363,880)          (303,263)
                                                     -------------    ------------      -------------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (42,471,297)     (6,054,791)       (47,774,652)          (486,952)
                                                     -------------    ------------      -------------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (43,634,702)   $ (5,335,154)     $ (47,211,800)        $ (515,435)
                                                     =============    ============      =============         ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,505,281         $     689,283         $     705,450
 Expenses:
  Asset-based charges ............................        1,533,651             1,541,161             2,367,734
                                                      -------------         -------------         -------------
Net Investment Income (Loss) .....................          (28,370)             (851,878)           (1,662,284)
                                                      -------------         -------------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (10,899,756)           (2,955,402)           (5,513,094)
  Realized gain distribution from The Trusts .....               --                    --                    --
                                                      -------------         -------------         -------------
 Net realized gain (loss) ........................      (10,899,756)           (2,955,402)           (5,513,094)
                                                      -------------         -------------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (6,070,835)          (33,501,903)          (36,422,233)
                                                      -------------         -------------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (16,970,591)          (36,457,305)          (41,935,327)
                                                      -------------         -------------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (16,998,961)        $ (37,309,183)        $ (43,597,611)
                                                      =============         =============         =============


                                                      EQ/Emerging       EQ/Equity       EQ/Evergreen
                                                    Markets Equity      500 Index           Omega        EQ/FI Mid Cap
                                                   ---------------- ----------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $    5,805,537     $         --    $      14,498
 Expenses:
  Asset-based charges ............................        877,203         7,900,262           87,007        1,452,416
                                                    -------------    --------------     ------------    -------------
Net Investment Income (Loss) .....................       (877,203)       (2,094,725)         (87,007)      (1,437,918)
                                                    -------------    --------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (10,866,328)      (31,568,751)        (669,832)      (3,639,341)
  Realized gain distribution from The Trusts .....             --           466,668               --               --
                                                    -------------    --------------     ------------    -------------
 Net realized gain (loss) ........................    (10,866,328)      (31,102,083)        (669,832)      (3,639,341)
                                                    -------------    --------------     ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      7,049,484      (112,402,812)      (1,002,395)     (15,186,215)
                                                    -------------    --------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,816,844)     (143,504,895)      (1,672,227)     (18,825,556)
                                                    -------------    --------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (4,694,047)   $ (145,599,620)    $ (1,759,234)   $ (20,263,474)
                                                    =============    ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/FI Small/Mid                   EQ/International
                                                       Cap Value      EQ/High Yield     Equity Index
                                                   ----------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     920,426    $  20,162,385    $     643,557
 Expenses:
  Asset-based charges ............................       1,867,942        2,812,552          902,161
                                                     -------------    -------------    -------------
Net Investment Income (Loss) .....................        (947,516)      17,349,833         (258,604)
                                                     -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,187,033)     (18,178,072)      (8,295,931)
  Realized gain distribution from The Trusts .....              --               --               --
                                                     -------------    -------------    -------------
 Net realized gain (loss) ........................      (1,187,033)     (18,178,072)      (8,295,931)
                                                     -------------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (22,930,054)      (6,706,792)      (3,297,608)
                                                     -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (24,117,087)     (24,884,864)     (11,593,539)
                                                     -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (25,064,603)   $  (7,535,031)   $ (11,852,143)
                                                     =============    =============    =============


                                                                         EQ/Janus         EQ/Lazard
                                                    EQ/J.P. Morgan      Large Cap         Small Cap
                                                       Core Bond          Growth            Value        EQ/Marsico Focus
                                                   ---------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $28,792,890     $          --     $   1,637,151     $     22,298
 Expenses:
  Asset-based charges ............................      7,838,081         1,189,407         2,967,809          566,965
                                                      -----------     -------------     -------------     ------------
Net Investment Income (Loss) .....................     20,954,809        (1,189,407)       (1,330,658)        (544,667)
                                                      -----------     -------------     -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      2,932,943       (10,171,324)        2,301,903         (412,884)
  Realized gain distribution from The Trusts .....      3,646,814                --         1,668,346               --
                                                      -----------     -------------     -------------     ------------
 Net realized gain (loss) ........................      6,579,757       (10,171,324)        3,970,249         (412,884)
                                                      -----------     -------------     -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     13,382,163       (18,110,980)      (38,636,586)      (7,855,670)
                                                      -----------     -------------     -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     19,961,920       (28,282,304)      (34,666,337)      (8,268,554)
                                                      -----------     -------------     -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $40,916,729     $ (29,471,711)    $ (35,996,995)    $ (8,813,221)
                                                      ===========     =============     =============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Mercury Basic   EQ/MFS Emerging        EQ/MFS          EQ/Money
                                                      Value Equity    Growth Companies   Investors Trust       Market
                                                   ----------------- ------------------ ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,850,190     $           --     $   1,026,941    $  8,894,753
 Expenses:
  Asset-based charges ............................       2,114,148          3,634,209         2,799,468       9,985,747
                                                     -------------     --------------     -------------    ------------
Net Investment Income (Loss) .....................        (263,958)        (3,634,209)       (1,772,527)     (1,090,994)
                                                     -------------     --------------     -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (2,050,806)       (75,535,498)      (12,204,635)     (7,247,892)
  Realized gain distribution from The Trusts .....         840,785                 --                --              --
                                                     -------------     --------------     -------------    ------------
 Net realized gain (loss) ........................      (1,210,021)       (75,535,498)      (12,204,635)     (7,247,892)
                                                     -------------     --------------     -------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (26,018,785)       (35,630,856)      (33,916,677)      6,434,155
                                                     -------------     --------------     -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (27,228,806)      (111,166,354)      (46,121,312)       (813,737)
                                                     -------------     --------------     -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (27,492,764)    $ (114,800,563)    $ (47,893,839)   $ (1,904,731)
                                                     =============     ==============     =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                       EQ/Putnam
                                                    Growth & Income         EQ/Putnam           EQ/Putnam         EQ/Small
                                                         Value        International Equity       Voyager        Company Index
                                                   ----------------- ---------------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   5,374,649       $   1,809,437        $     241,020    $     398,450
 Expenses:
  Asset-based charges ............................       5,600,910           3,921,780            3,373,095          884,003
                                                     -------------       -------------        -------------    -------------
Net Investment Income (Loss) .....................        (226,261)         (2,112,343)          (3,132,075)        (485,553)
                                                     -------------       -------------        -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (14,227,809)        (35,922,448)         (29,844,308)      (1,654,768)
  Realized gain distribution from The Trusts .....              --                  --                   --               --
                                                     -------------       -------------        -------------    -------------
 Net realized gain (loss) ........................     (14,227,809)        (35,922,448)         (29,844,308)      (1,654,768)
                                                     -------------       -------------        -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (76,308,492)        (14,030,184)         (45,740,981)     (12,383,948)
                                                     -------------       -------------        -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (90,536,301)        (49,952,632)         (75,585,289)     (14,038,716)
                                                     -------------       -------------        -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (90,762,562)      $ (52,064,975)       $ (78,717,364)   $ (14,524,269)
                                                     =============       =============        =============    =============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        AXA Premier VIP  AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International       Cap Core
                                                     Core Bond (c)    Health Care (c)     Equity (c)        Equity (c)
                                                   ----------------- ----------------- ---------------- -----------------
                                                          2002              2002             2002              2002
                                                   ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  3,640,064      $   (126,616)     $   (118,017)    $    (81,481)
 Net realized gain (loss) on investments .........        144,954          (509,514)         (413,926)        (427,268)
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,706,124          (777,868)       (1,155,737)      (1,428,052)
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      5,491,142        (1,413,998)       (1,687,680)      (1,936,801)
                                                     ------------      ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    132,509,854        18,130,150        20,271,964       20,213,235
  Transfers between funds including
   guaranteed interest account, net ..............     73,371,847         8,901,954         6,990,938       10,372,580
  Transfers for contract benefits and
   terminations ..................................     (6,596,361)         (400,411)         (526,027)        (468,229)
  Contract maintenance charges ...................        (30,388)           (6,145)           (1,778)          (5,983)
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    199,254,952        26,625,548        26,735,097       30,111,603
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         30,251            52,809            47,986           55,067
                                                     ------------      ------------      ------------     ------------
Increase (Decrease) in Net Assets ................    204,776,345        25,264,359        25,095,403       28,229,869
Net Assets - Beginning of Period .................             --                --                --               --
                                                     ------------      ------------      ------------     ------------
Net Assets - End of Period .......................   $204,776,345      $ 25,264,359      $ 25,095,403     $ 28,229,869
                                                     ============      ============      ============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,023             3,773             3,839            4,092
 Units Redeemed ..................................         (2,822)             (578)             (627)            (403)
                                                     ------------      ------------      ------------     ------------
 Net Increase (Decrease) .........................         19,201             3,195             3,212            3,689
                                                     ============      ============      ============     ============


                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Small/Mid         Small/Mid
                                                       Growth (c)        Value (c)       Cap Growth (c)    Cap Value (c)
                                                   ----------------- ----------------- ----------------- -----------------
                                                          2002              2002              2002              2002
                                                   ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (259,690)     $    (30,335)     $   (229,349)     $   (235,232)
 Net realized gain (loss) on investments .........       (651,307)         (518,242)         (775,177)         (892,944)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,369,610)       (3,444,755)       (3,396,605)       (2,388,138)
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................     (4,280,607)       (3,993,332)       (4,401,131)       (3,516,314)
                                                     ------------      ------------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     37,073,294        40,525,555        39,422,437        35,301,201
  Transfers between funds including
   guaranteed interest account, net ..............     17,380,734        19,228,612        17,246,483        17,065,893
  Transfers for contract benefits and
   terminations ..................................       (955,374)         (628,066)         (705,288)         (683,154)
  Contract maintenance charges ...................         (5,650)           (7,738)           (5,309)           (7,214)
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     53,493,004        59,118,363        55,958,323        51,676,726
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         50,414            44,461            48,824            48,870
                                                     ------------      ------------      ------------      ------------
Increase (Decrease) in Net Assets ................     49,262,811        55,169,492        51,606,016        48,209,282
Net Assets - Beginning of Period .................             --                --                --                --
                                                     ------------      ------------      ------------      ------------
Net Assets - End of Period .......................   $ 49,262,811      $ 55,169,492      $ 51,606,016      $ 48,209,282
                                                     ============      ============      ============      ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,981             7,633             9,328             7,445
 Units Redeemed ..................................           (723)             (659)           (1,006)             (905)
                                                     ------------      ------------      ------------      ------------
 Net Increase (Decrease) .........................          7,258             6,974             8,322             6,540
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Premier VIP
                                                     Technology (c)         EQ/Aggressive Stock
                                                   ----------------- ---------------------------------
                                                          2002             2002             2001
                                                   ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (55,602)    $  (1,089,235)   $  (1,213,732)
 Net realized gain (loss) on investments .........       (519,397)      (15,199,912)     (13,901,562)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (969,645)      (11,328,835)     (20,831,170)
                                                     ------------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (1,544,644)      (27,617,982)     (35,946,464)
                                                     ------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      8,238,680         6,358,969        7,933,510
  Transfers between funds including
   guaranteed interest account, net ..............      6,530,199        (8,033,452)      (3,145,192)
  Transfers for contract benefits and
   terminations ..................................       (153,872)       (6,277,107)      (7,307,369)
  Contract maintenance charges ...................         (1,527)         (221,060)        (235,969)
                                                     ------------     -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,613,480        (8,172,650)      (2,755,020)
                                                     ------------     -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         29,269             9,834           13,020
                                                     ------------     -------------    -------------
Increase (Decrease) in Net Assets ................     13,098,105       (35,780,798)     (38,688,464)
Net Assets - Beginning of Period .................             --        96,607,828      135,296,292
                                                     ------------     -------------    -------------
Net Assets - End of Period .......................   $ 13,098,105     $  60,827,030    $  96,607,828
                                                     ============     =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,459               433            1,154
 Units Redeemed ..................................         (1,148)             (629)          (1,212)
                                                     ------------     -------------    -------------
 Net Increase (Decrease) .........................          2,311              (196)             (58)
                                                     ============     =============    =============


                                                                                                                  EQ/Alliance
                                                                                                                 Intermediate
                                                                                             EQ/Alliance          Government
                                                        EQ/Alliance Common Stock        Growth and Income (c)   Securities (c)
                                                   ----------------------------------- ----------------------- ----------------
                                                          2002              2001                 2002                2002
                                                   ----------------- ----------------- ----------------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (7,532,883)  $     6,096,384       $    758,126         $  6,117,290
 Net realized gain (loss) on investments .........     (102,974,134)      (48,310,316)          (560,255)             872,462
 Change in unrealized appreciation
  (depreciation) of investments ..................     (139,215,060)      (62,294,192)        (7,338,414)          (3,386,543)
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in net assets from
  operations .....................................     (249,722,077)     (104,508,124)        (7,140,543)           3,603,209
                                                    ---------------   ---------------       ------------         ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       44,452,181        52,739,891         72,378,981           78,100,095
  Transfers between funds including
   guaranteed interest account, net ..............      (41,271,400)        6,815,611         41,098,887          108,825,556
  Transfers for contract benefits and
   terminations ..................................      (42,130,567)      (56,300,973)        (2,086,088)          (6,969,476)
  Contract maintenance charges ...................       (1,554,816)       (1,744,964)           (21,806)             (70,345)
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (40,504,602)        1,509,565        111,369,974          179,885,830
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         (450,403)          100,299             34,982               25,758
                                                    ---------------   ---------------       ------------         ------------
Increase (Decrease) in Net Assets ................     (290,677,082)     (102,898,260)       104,264,413          183,514,797
Net Assets - Beginning of Period .................      743,797,836       846,696,096                 --                   --
                                                    ---------------   ---------------       ------------         ------------
Net Assets - End of Period .......................  $   453,120,754   $   743,797,836       $104,264,413         $183,514,797
                                                    ===============   ===============       ============         ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................              692               780              5,758               12,691
 Units Redeemed ..................................             (944)             (765)              (478)              (2,630)
                                                    ---------------   ---------------       ------------         ------------
 Net Increase (Decrease) .........................             (252)               15              5,280               10,061
                                                    ===============   ===============       ============         ============


                                                        EQ/Alliance
                                                    International (c)(g)
                                                   ---------------------
                                                            2002
                                                   ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    (91,784)
 Net realized gain (loss) on investments .........         (479,213)
 Change in unrealized appreciation
  (depreciation) of investments ..................         (461,899)
                                                       ------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,032,896)
                                                       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        9,540,392
  Transfers between funds including
   guaranteed interest account, net ..............       20,950,568
  Transfers for contract benefits and
   terminations ..................................         (356,392)
  Contract maintenance charges ...................           (4,127)
                                                       ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       30,130,441
                                                       ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           40,276
                                                       ------------
Increase (Decrease) in Net Assets ................       29,137,821
Net Assets - Beginning of Period .................               --
                                                       ------------
Net Assets - End of Period .......................     $ 29,137,821
                                                       ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................            7,670
 Units Redeemed ..................................           (4,264)
                                                       ------------
 Net Increase (Decrease) .........................            3,406
                                                       ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Alliance                 EQ/Alliance
                                                             Premier Growth             Quality Bond (c)
                                                   ----------------------------------- ------------------
                                                          2002              2001              2002
                                                   ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,155,074)  $    (5,377,876)    $  2,500,219
 Net realized gain (loss) on investments .........      (56,489,970)      (40,713,722)         452,620
 Change in unrealized appreciation
  (depreciation) of investments ..................      (51,691,292)      (63,264,287)        (336,373)
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (112,336,336)     (109,355,885)       2,616,466
                                                    ---------------   ---------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       37,732,818        54,439,004       55,235,373
  Transfers between funds including
   guaranteed interest account, net ..............      (19,838,087)       43,686,129       35,343,706
  Transfers for contract benefits and
   terminations ..................................      (19,832,697)      (22,354,620)      (3,503,090)
  Contract maintenance charges ...................         (482,332)         (467,601)         (19,878)
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (2,420,298)       66,302,912       87,056,111
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           50,873         1,145,211           35,243
                                                    ---------------   ---------------     ------------
Increase (Decrease) in Net Assets ................     (114,705,761)      (41,907,762)      89,707,820
Net Assets - Beginning of Period .................      347,736,742       389,644,504               --
                                                    ---------------   ---------------     ------------
Net Assets - End of Period .......................  $   233,030,981   $   347,736,742     $ 89,707,820
                                                    ===============   ===============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           15,184            26,645            7,077
 Units Redeemed ..................................          (16,532)          (18,730)          (1,147)
                                                    ---------------   ---------------     ------------
 Net Increase (Decrease) .........................           (1,348)            7,915            5,930
                                                    ===============   ===============     ============


                                                              EQ/Alliance                       EQ/Alliance
                                                         Small Cap Growth (e)                   Technology
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,571,098)   $    (699,948)   $  (1,163,405)   $  (1,490,672)
 Net realized gain (loss) on investments .........    (28,284,520)     (26,100,478)     (37,340,499)     (27,622,637)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (34,779,393)      (5,067,974)      (5,130,798)      (1,410,072)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (65,635,011)     (31,868,400)     (43,634,702)     (30,523,381)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     32,317,960       18,962,628        9,718,942       24,260,367
  Transfers between funds including
   guaranteed interest account, net ..............     (2,282,233)       5,079,757       (3,670,731)      24,440,768
  Transfers for contract benefits and
   terminations ..................................    (12,151,523)     (12,926,820)      (4,852,300)      (5,330,202)
  Contract maintenance charges ...................       (390,018)        (402,610)        (130,403)        (120,409)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     17,494,186       10,712,955        1,065,508       43,250,524
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         45,213           42,657           26,739          (55,642)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (48,095,612)     (21,112,788)     (42,542,455)      12,671,501
Net Assets - Beginning of Period .................    209,193,388      230,306,176      102,814,829       90,143,328
                                                    -------------    -------------    -------------    -------------
Net Assets - End of Period .......................  $ 161,097,776    $ 209,193,388    $  60,272,374    $ 102,814,829
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         52,384           42,957           15,360           18,011
 Units Redeemed ..................................        (50,641)         (42,093)         (15,247)         (10,821)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,743              864              113            7,190
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              EQ/Bernstein
                                                          EQ/Balanced (b)(h)                Diversified Value
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    719,637    $    336,490    $     562,852    $    (800,251)
 Net realized gain (loss) on investments .........     (1,878,780)       (240,228)      (2,410,772)       4,604,223
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,176,011)     (1,255,033)     (45,363,880)          77,064
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (5,335,154)     (1,158,771)     (47,211,800)       3,881,036
                                                     ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     71,776,956       1,910,305      121,122,467       36,187,090
  Transfers between funds including
   guaranteed interest account, net ..............     53,599,082      20,101,031       63,362,933       54,125,826
  Transfers for contract benefits and
   terminations ..................................     (3,016,821)       (544,430)     (19,627,428)     (12,571,273)
  Contract maintenance charges ...................        (58,505)        (22,281)        (577,945)        (392,251)
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    122,300,712      21,444,625      164,280,027       77,349,392
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         28,786           3,597           31,107         (302,225)
                                                     ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    116,994,344      20,289,451      117,099,334       80,928,203
Net Assets - Beginning of Period .................     20,289,451              --      256,312,538      175,384,335
                                                     ------------    ------------    -------------    -------------
Net Assets - End of Period .......................   $137,283,795    $ 20,289,451    $ 373,411,872    $ 256,312,538
                                                     ============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,834             135           23,010           10,550
 Units Redeemed ..................................           (412)            (73)          (7,644)          (3,906)
                                                     ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................          3,422              62           15,366            6,644
                                                     ============    ============    =============    =============


                                                           EQ/Calvert                    EQ/Capital
                                                    Socially Responsible (a)       Guardian International
                                                   -------------------------- ---------------------------------
                                                        2002          2001          2002             2001
                                                   -------------- ----------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (28,483)   $   (636)   $     (28,370)   $     267,991
 Net realized gain (loss) on investments .........     (183,689)         47      (10,899,756)     (14,866,697)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (303,263)      5,451       (6,070,835)      (9,337,899)
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (515,435)      4,862      (16,998,961)     (23,936,605)
                                                     ----------    --------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    3,314,285     167,981       32,548,607       13,178,953
  Transfers between funds including
   guaranteed interest account, net ..............    1,682,612     163,673        6,451,992        7,046,199
  Transfers for contract benefits and
   terminations ..................................     (238,162)       (892)      (6,977,578)      (5,688,237)
  Contract maintenance charges ...................         (941)        (88)        (157,880)        (118,377)
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,757,794     330,674       31,865,141       14,418,538
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......       28,171         606           37,450           71,455
                                                     ----------    --------    -------------    -------------
Increase (Decrease) in Net Assets ................    4,270,530     336,142       14,903,630       (9,446,612)
Net Assets - Beginning of Period .................      336,142          --      100,270,012      109,716,624
                                                     ----------    --------    -------------    -------------
Net Assets - End of Period .......................   $4,606,672    $336,142    $ 115,173,642    $ 100,270,012
                                                     ==========    ========    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          848          39           16,857           50,264
 Units Redeemed ..................................         (155)         --          (12,562)         (48,560)
                                                     ----------    --------    -------------    -------------
 Net Increase (Decrease) .........................          693          39            4,295            1,704
                                                     ==========    ========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/Capital Guardian U.S. Equity
                                                   EQ/Capital Guardian Research (f)                (d)
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (851,878)   $   (900,463)   $  (1,662,284)    $ (1,667,131)
 Net realized gain (loss) on investments .........     (2,955,402)        610,470       (5,513,094)        (228,410)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (33,501,903)     (1,977,401)     (36,422,233)      (2,862,377)
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................    (37,309,183)     (2,267,394)     (43,597,611)      (4,757,918)
                                                    -------------    ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     34,261,661      12,182,882       58,633,350       25,290,701
  Transfers between funds including
   guaranteed interest account, net ..............    254,397,668      10,499,526       20,167,833       28,612,836
  Transfers for contract benefits and
   terminations ..................................     (6,864,899)     (3,185,564)      (9,236,208)      (7,197,442)
  Contract maintenance charges ...................       (216,013)        (79,856)        (247,456)        (175,605)
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    281,578,417      19,416,988       69,317,519       46,530,490
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         69,364        (242,590)          41,637         (504,106)
                                                    -------------    ------------    -------------     ------------
Increase (Decrease) in Net Assets ................    244,338,598      16,907,004       25,761,545       41,268,466
Net Assets - Beginning of Period .................     79,986,825      63,079,821      163,748,915      122,480,449
                                                    -------------    ------------    -------------     ------------
Net Assets - End of Period .......................  $ 324,325,423    $ 79,986,825    $ 189,510,460     $163,748,915
                                                    =============    ============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         36,416           3,450           13,601            7,438
 Units Redeemed ..................................         (3,083)         (1,635)          (4,903)          (2,890)
                                                    -------------    ------------    -------------     ------------
 Net Increase (Decrease) .........................         33,333           1,815            8,698            4,548
                                                    =============    ============    =============     ============


                                                      EQ/Emerging Markets Equity            EQ/Equity 500 Index
                                                   --------------------------------- ----------------------------------
                                                         2002             2001              2002             2001
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (877,203)  $     (868,453)  $    (2,094,725)  $  (3,405,605)
 Net realized gain (loss) on investments .........     (10,866,328)     (14,386,343)      (31,102,083)    (15,573,528)
 Change in unrealized appreciation
  (depreciation) of investments ..................       7,049,484       12,069,306      (112,402,812)    (69,530,444)
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................      (4,694,047)      (3,185,490)     (145,599,620)    (88,509,577)
                                                    --------------   --------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      11,299,112        3,840,082       147,227,196      67,351,957
  Transfers between funds including
   guaranteed interest account, net ..............         833,653         (306,134)       10,763,686      23,697,147
  Transfers for contract benefits and
   terminations ..................................      (3,971,064)      (2,928,532)      (36,136,589)    (36,993,228)
  Contract maintenance charges ...................        (128,539)        (105,692)       (1,182,549)     (1,111,561)
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       8,033,162          499,724       120,671,744      52,944,315
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......          30,673           37,885            21,143        (316,941)
                                                    --------------   --------------   ---------------   -------------
Increase (Decrease) in Net Assets ................       3,369,788       (2,647,881)      (24,906,733)    (35,882,203)
Net Assets - Beginning of Period .................      55,226,119       57,874,000       587,022,699     622,904,902
                                                    --------------   --------------   ---------------   -------------
Net Assets - End of Period .......................  $   58,595,907   $   55,226,119   $   562,115,966   $ 587,022,699
                                                    ==============   ==============   ===============   =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          21,982           56,420            13,432           8,132
 Units Redeemed ..................................         (20,686)         (56,231)           (7,334)         (6,112)
                                                    --------------   --------------   ---------------   -------------
 Net Increase (Decrease) .........................           1,296              189             6,098           2,020
                                                    ==============   ==============   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Evergreen Omega                EQ/FI Mid Cap
                                                   ------------------------------ --------------------------------
                                                         2002           2001            2002             2001
                                                   --------------- -------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (87,007)    $  (41,732)   $  (1,437,918)   $   (576,696)
 Net realized gain (loss) on investments .........      (669,832)      (129,112)      (3,639,341)     (1,101,571)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,002,395)      (491,855)     (15,186,215)     (2,116,069)
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    (1,759,234)      (662,699)     (20,263,474)     (3,794,336)
                                                    ------------     ----------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     7,561,160        895,529       48,533,850      25,388,152
  Transfers between funds including
   guaranteed interest account, net ..............     3,869,198        798,661       27,014,782      42,647,735
  Transfers for contract benefits and
   terminations ..................................      (378,925)       (81,376)      (6,568,178)     (2,587,977)
  Contract maintenance charges ...................        (6,513)        (4,067)        (173,983)        (50,941)
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    11,044,920      1,608,747       68,806,471      65,396,969
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......        50,246          5,793           36,186         (65,311)
                                                    ------------     ----------    -------------    ------------
Increase (Decrease) in Net Assets ................     9,335,932        951,841       48,579,183      61,537,322
Net Assets - Beginning of Period .................     4,352,995      3,401,154       80,817,487      19,280,165
                                                    ------------     ----------    -------------    ------------
Net Assets - End of Period .......................  $ 13,688,927     $4,352,995    $ 129,396,670    $ 80,817,487
                                                    ============     ==========    =============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         2,117            249           13,317          10,808
 Units Redeemed ..................................          (319)           (47)          (3,920)         (3,240)
                                                    ------------     ----------    -------------    ------------
 Net Increase (Decrease) .........................         1,798            202            9,397           7,568
                                                    ============     ==========    =============    ============


                                                      EQ/FI Small/Mid Cap Value               EQ/High Yield
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (947,516)   $   (171,632)   $  17,349,833    $  15,406,910
 Net realized gain (loss) on investments .........     (1,187,033)       (115,800)     (18,178,072)     (12,658,636)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (22,930,054)      2,117,299       (6,706,792)      (5,082,306)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (25,064,603)      1,829,867       (7,535,031)      (2,334,032)
                                                    -------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     74,289,618      22,747,265       46,510,134       21,803,378
  Transfers between funds including
   guaranteed interest account, net ..............     50,536,203      53,276,172       18,499,123       26,118,328
  Transfers for contract benefits and
   terminations ..................................     (8,678,442)     (2,307,377)     (16,262,108)     (14,369,421)
  Contract maintenance charges ...................       (217,462)        (48,653)        (408,210)        (347,233)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    115,929,917      73,667,407       48,338,939       33,205,052
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,558        (154,282)          32,871           (4,026)
                                                    -------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     90,904,872      75,651,556       40,836,779       30,866,994
Net Assets - Beginning of Period .................     83,058,625       7,407,069      187,858,513      156,991,519
                                                    -------------    ------------    -------------    -------------
Net Assets - End of Period .......................  $ 173,963,497    $ 83,058,625    $ 228,695,292    $ 187,858,513
                                                    =============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,320          10,087            4,970            3,694
 Units Redeemed ..................................         (5,238)         (3,314)          (2,773)          (2,283)
                                                    -------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         11,082           6,773            2,197            1,411
                                                    =============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/International Equity Index       EQ/J.P. Morgan Core Bond
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (258,604)  $     (892,321)  $  20,954,809    $  12,816,558
 Net realized gain (loss) on investments .........      (8,295,931)      (6,432,821)      6,579,757        9,751,943
 Change in unrealized appreciation
  (depreciation) of investments ..................      (3,297,608)     (12,951,181)     13,382,163       (3,825,080)
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (11,852,143)     (20,276,323)     40,916,729       18,743,421
                                                    --------------   --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      14,378,155        6,744,895     135,999,901       72,937,190
  Transfers between funds including
   guaranteed interest account, net ..............          17,451          367,469     126,166,096      123,801,934
  Transfers for contract benefits and
   terminations ..................................      (4,829,092)      (3,794,981)    (48,903,432)     (24,051,160)
  Contract maintenance charges ...................        (122,841)        (122,869)       (893,865)        (525,243)
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       9,443,673        3,194,514     212,368,700      172,162,721
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......          29,308           49,045          31,578          229,419
                                                    --------------   --------------   -------------    -------------
Increase (Decrease) in Net Assets ................      (2,379,162)     (17,032,764)    253,317,007      191,135,561
Net Assets - Beginning of Period .................      64,073,315       81,106,079     423,972,855      232,837,294
                                                    --------------   --------------   -------------    -------------
Net Assets - End of Period .......................  $   61,694,153   $   64,073,315   $ 677,289,862    $ 423,972,855
                                                    ==============   ==============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          20,241           51,876          30,983           29,177
 Units Redeemed ..................................         (18,871)         (51,351)        (14,302)         (14,674)
                                                    --------------   --------------   -------------    -------------
 Net Increase (Decrease) .........................           1,370              525          16,681           14,503
                                                    ==============   ==============   =============    =============


                                                       EQ/Janus Large Cap Growth        EQ/Lazard Small Cap Value
                                                   --------------------------------- --------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,189,407)   $     (867,933)  $  (1,330,658)   $  4,201,822
 Net realized gain (loss) on investments .........    (10,171,324)       (2,565,008)      3,970,249      11,476,931
 Change in unrealized appreciation
  (depreciation) of investments ..................    (18,110,980)      (11,091,745)    (38,636,586)      5,425,514
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    (29,471,711)      (14,524,686)    (35,996,995)     21,104,267
                                                    -------------    --------------   -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     25,558,312        30,151,640      67,703,323      15,817,191
  Transfers between funds including
   guaranteed interest account, net ..............     13,756,649        40,999,823      44,765,963      33,804,075
  Transfers for contract benefits and
   terminations ..................................     (5,903,712)       (3,456,492)    (11,923,925)     (7,551,653)
  Contract maintenance charges ...................       (123,829)          (46,585)       (436,138)       (271,417)
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     33,287,420        67,648,386     100,109,223      41,798,196
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         37,176            23,896          45,973          92,992
                                                    -------------    --------------   -------------    ------------
Increase (Decrease) in Net Assets ................      3,852,885        53,147,596      64,158,201      62,995,455
Net Assets - Beginning of Period .................     80,756,317        27,608,721     170,038,843     107,043,388
                                                    -------------    --------------   -------------    ------------
Net Assets - End of Period .......................  $  84,609,202    $   80,756,317   $ 234,197,044    $170,038,843
                                                    =============    ==============   =============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,053            12,036          14,653           9,756
 Units Redeemed ..................................         (5,392)           (2,636)         (6,173)         (6,073)
                                                    -------------    --------------   -------------    ------------
 Net Increase (Decrease) .........................          6,661             9,400           8,480           3,683
                                                    =============    ==============   =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Marsico Focus (a)         EQ/Mercury Basic Value Equity
                                                   ------------------------------- ---------------------------------
                                                         2002            2001            2002             2001
                                                   ---------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (544,667)    $   (6,502)   $    (263,958)    $  2,735,309
 Net realized gain (loss) on investments .........       (412,884)        31,959       (1,210,021)       4,757,253
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,855,670)        56,522      (26,018,785)      (2,366,287)
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (8,813,221)        81,979      (27,492,764)       5,126,275
                                                     ------------     ----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     82,598,315        665,417       59,306,786        9,854,864
  Transfers between funds including
   guaranteed interest account, net ..............     41,584,213      2,988,108       18,291,927       12,740,033
  Transfers for contract benefits and
   terminations ..................................     (2,070,396)        (6,464)      (8,192,079)      (5,666,808)
  Contract maintenance charges ...................        (40,492)        (1,529)        (330,059)        (289,133)
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    122,071,640      3,645,532       69,076,575       16,638,956
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         29,592          3,708           39,019           84,785
                                                     ------------     ----------    -------------     ------------
Increase (Decrease) in Net Assets ................    113,288,011      3,731,219       41,622,830       21,850,016
Net Assets - Beginning of Period .................      3,731,219             --      141,709,942      119,859,926
                                                     ------------     ----------    -------------     ------------
Net Assets - End of Period .......................   $117,019,230     $3,731,219    $ 183,332,772     $141,709,942
                                                     ============     ==========    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,939            402            7,070            2,326
 Units Redeemed ..................................         (1,433)           (89)          (2,328)          (1,327)
                                                     ------------     ----------    -------------     ------------
 Net Increase (Decrease) .........................         11,506            313            4,742              999
                                                     ============     ==========    =============     ============


                                                    EQ/MFS Emerging Growth Companies        EQ/MFS Investors Trust
                                                   ----------------------------------- ---------------------------------
                                                          2002              2001             2002             2001
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3,634,209)  $    (5,534,749)  $  (1,772,527)   $  (2,075,913)
 Net realized gain (loss) on investments .........      (75,535,498)      (66,397,965)    (12,204,635)      (2,628,857)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (35,630,856)     (120,673,056)    (33,916,677)     (32,810,025)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (114,800,563)     (192,605,770)    (47,893,839)     (37,514,795)
                                                    ---------------   ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       14,293,403        28,126,647      23,558,787       35,442,683
  Transfers between funds including
   guaranteed interest account, net ..............      (34,742,074)        2,544,644        (868,448)      34,320,600
  Transfers for contract benefits and
   terminations ..................................      (18,305,645)      (27,107,441)    (14,947,180)     (14,288,114)
  Contract maintenance charges ...................         (627,281)         (745,006)       (315,006)        (255,191)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (39,381,597)        2,818,844       7,428,153       55,219,978
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           34,274           142,191          47,668          (63,876)
                                                    ---------------   ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     (154,147,886)     (189,644,735)    (40,418,018)      17,641,307
Net Assets - Beginning of Period .................      343,251,913       532,896,648     209,512,482      191,871,175
                                                    ---------------   ---------------   -------------    -------------
Net Assets - End of Period .......................  $   189,104,027   $   343,251,913   $ 169,094,464    $ 209,512,482
                                                    ===============   ===============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           13,197            17,006           7,481           10,775
 Units Redeemed ..................................          (16,767)          (17,229)         (6,587)          (4,944)
                                                    ---------------   ---------------   -------------    -------------
 Net Increase (Decrease) .........................           (3,570)             (223)            894            5,831
                                                    ===============   ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Money Market
                                                   -----------------------------------
                                                          2002              2001
                                                   ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (1,090,994)  $    12,329,730
 Net realized gain (loss) on investments .........       (7,247,892)       (2,618,629)
 Change in unrealized appreciation
  (depreciation) of investments ..................        6,434,155           478,351
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,904,731)       10,189,452
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      370,679,931       306,174,021
  Transfers between funds including
   guaranteed interest account, net ..............      (57,533,259)      102,013,538
  Transfers for contract benefits and
   terminations ..................................     (248,787,451)     (166,978,112)
  Contract maintenance charges ...................         (779,510)         (542,699)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       63,579,711       240,666,748
                                                    ---------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           17,551            85,868
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       61,692,531       250,942,068
Net Assets - Beginning of Period .................      690,093,625       439,151,557
                                                    ---------------   ---------------
Net Assets - End of Period .......................  $   751,786,156   $   690,093,625
                                                    ===============   ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           84,388           168,610
 Units Redeemed ..................................          (82,349)         (160,532)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................            2,039             8,078
                                                    ===============   ===============


                                                    EQ/Putnam Growth & Income Value   EQ/Putnam International Equity
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (226,261)   $  (1,796,481)   $  (2,112,343)   $  (2,455,308)
 Net realized gain (loss) on investments .........    (14,227,809)      (2,066,312)     (35,922,448)     (22,660,422)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (76,308,492)     (32,248,776)     (14,030,184)     (53,140,728)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (90,762,562)     (36,111,569)     (52,064,975)     (78,256,458)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     35,773,017       45,042,742       41,826,129       30,109,101
  Transfers between funds including
   guaranteed interest account, net ..............      1,743,531       47,569,935       (5,432,489)       5,965,686
  Transfers for contract benefits and
   terminations ..................................    (30,903,681)     (32,946,187)     (17,675,488)     (17,567,664)
  Contract maintenance charges ...................     (1,007,376)        (922,657)        (712,399)        (696,770)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      5,605,491       58,743,833       18,005,753       17,810,353
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,055          269,805           47,126          200,543
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (85,118,016)      22,902,069      (34,012,096)     (60,245,562)
Net Assets - Beginning of Period .................    436,836,386      413,934,317      292,848,262      353,093,824
                                                    -------------    -------------    -------------    -------------
Net Assets - End of Period .......................  $ 351,718,370    $ 436,836,386    $ 258,836,166    $ 292,848,262
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,492           11,466           43,442          112,145
 Units Redeemed ..................................         (9,152)          (6,747)         (41,811)        (110,915)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................            340            4,719            1,631            1,230
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Putnam Voyager                 EQ/Small Company Index
                                                     -----------------------------------   ---------------------------------
                                                           2002               2001               2002              2001
                                                     ----------------   ----------------   ----------------   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $   (3,132,075)    $   (4,614,310)    $    (485,553)     $   (454,746)
 Net realized gain (loss) on investments .........       (29,844,308)       (18,145,343)       (1,654,768)       (3,298,637)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (45,740,981)       (81,301,297)      (12,383,948)        4,348,285
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................       (78,717,364)      (104,060,950)      (14,524,269)          594,902
                                                      --------------     --------------     -------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        17,509,993         20,342,389        24,794,118         4,767,656
  Transfers between funds including
   guaranteed interest account, net ..............       (21,478,033)         7,060,106         4,733,629         3,992,006
  Transfers for contract benefits and
   terminations ..................................       (18,311,605)       (22,315,008)       (4,001,647)       (3,243,488)
  Contract maintenance charges ...................          (724,930)          (788,500)         (132,359)         (107,448)
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (23,004,575)         4,298,987        25,393,741         5,408,726
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......            27,155            201,364            31,641          (961,859)
                                                      --------------     --------------     -------------      ------------
Increase (Decrease) in Net Assets ................      (101,694,784)       (99,560,599)       10,901,113         5,041,769
Net Assets - Beginning of Period .................       296,692,871        396,253,470        61,184,207        56,142,438
                                                      --------------     --------------     -------------      ------------
Net Assets - End of Period .......................    $  194,998,087     $  296,692,871     $  72,085,320      $ 61,184,207
                                                      ==============     ==============     =============      ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             4,370             15,769             4,784             3,997
 Units Redeemed ..................................            (6,558)           (15,641)           (1,942)           (3,476)
                                                      --------------     --------------     -------------      ------------
 Net Increase (Decrease) .........................            (2,188)               128             2,842               521
                                                      ==============     ==============     =============      ============

-------
(a) Commenced operations on September 4, 2001.

(b) A substitution of EQ/Evergreen Foundation and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

(c) Commenced operations on January 14, 2002.

(d) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(e) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(f) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(g) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(h) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1) :

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega(7)
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(8)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(6)
   o EQ/Small Company Index

   ----------

   (1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.

   (2) Formerly known as Lazard Large Cap Value.

   (3) Formerly known as Morgan Stanley Emerging Markets Equity.

   (4) Formerly known as EQ/Alliance High Yield.

   (5) Formerly known as MFS Growth with Income.

   (6) Formerly known as EQ/Putnam Investors Growth.

   (7) Formerly known as EQ/Evergreen.

   (8) Formerly known as EQ/Alliance Money Market.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Equitable Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Equitable Accumulator issued after April 1, 2002, Equitable Accumulator issued after May 1, 1997, Equitable Accumulator issued after March 1, 2000, Equitable Accumulators Elite, Plus and Select, Equitable Accumulator Elite II, Equitable Accumulator Select II deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. Equitable Accumulators issued after May 1, 1997, March 1, 2000 and April 1, 2002, Equitable Accumulator Select, Equitable Accumulator Select II, Equitable Accumulator Plus, and Equitable Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Express

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


1. Organization (Concluded)

   is offered with the same variable investment options for use as an NQ or IRA. Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. The Equitable Accumulators issued after May 1, 1997, March 1, 2000, and April 1, 2002 IRA, NQ, QP and TSA, the Equitable Accumulator Select, Equitable Accumulator Elite and Elite II IRA, NQ, QP and TSA, and the Equitable Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various Equitable Life variable annuity products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from the Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity option of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Elite, and Equitable Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable,

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


2. Significant Accounting Policies (Concluded)

   that are deducted annually under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Select, and Equitable Accumulator Elite.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:



                                                          Purchases          Sales
                                                      ---------------- ----------------
     AXA Premier VIP Core Bond .......................    $  213,437,242   $   10,509,924
     AXA Premier VIP Health Care .....................        29,950,936        3,401,246
     AXA Premier VIP International Equity ............        34,412,081        7,747,016
     AXA Premier VIP Large Cap Core Equity ...........        32,375,020        2,289,830
     AXA Premier VIP Large Cap Growth ................        56,847,216        3,563,488
     AXA Premier VIP Large Cap Value .................        62,050,454        2,917,965
     AXA Premier VIP Small/Mid Cap Growth ............        61,289,923        5,512,125
     AXA Premier VIP Small/Mid Cap Value .............        56,048,351        4,557,987
     AXA Premier VIP Technology ......................        21,679,671        7,092,523
     EQ/Aggressive Stock .............................        13,031,188       22,281,718
     EQ/Alliance Common Stock ........................        62,332,648      110,151,351
     EQ/Alliance Growth and Income ...................       116,236,206        4,073,862
     EQ/Alliance Immediate Government Securities .....       230,240,396       44,018,070
     EQ/Alliance International .......................        72,067,171       41,988,237
     EQ/Alliance Premier Growth ......................        54,508,938       61,026,260
     EQ/Alliance Quality Bond ........................        99,547,363        9,826,515
     EQ/Alliance Small Cap Growth ....................       559,366,151      544,373,686
     EQ/Alliance Technology ..........................        40,212,985       40,173,955
     EQ/Balanced .....................................       167,720,276       44,686,539
     EQ/Bernstein Diversified Value ..................       196,946,875       32,072,846
     EQ/Calvert Socially Responsible .................         6,341,445        1,583,962
     EQ/Capital Guardian International ...............       125,556,240       93,666,266
     EQ/Capital Guardian Research ....................       306,796,349       26,027,883
     EQ/Capital Guardian U.S. Equity .................        93,219,233       25,619,805
     EQ/Emerging Markets Equity ......................       129,463,732      122,267,526
     EQ/Equity 500 Index .............................       209,790,925       90,608,843
     EQ/Evergreen Omega ..............................        12,849,523        1,832,236
     EQ/FI MidCap ....................................        81,569,045       14,173,202
     EQ/FI Small/Mid Cap Value .......................       136,583,824       21,578,939
     EQ/High Yield ...................................       102,427,919       36,706,312
     EQ/International Equity Index ...................       157,817,307      148,537,637
     EQ/J.P. Morgan Core Bond ........................       306,054,929       69,053,395
     EQ/Janus Large Cap Growth .......................        46,786,208       14,634,175
     EQ/Lazard Small Cap Value .......................       133,171,136       32,779,962
     EQ/Marsico Focus ................................       128,191,911        6,632,937
     EQ/Mercury Basic Value Equity ...................        91,155,910       21,454,566
     EQ/MFS Emerging Growth Companies ................       114,204,951      157,188,840
     EQ/MFS Investors Trust ..........................        38,151,704       32,424,406
     EQ/Money Market .................................     1,834,645,898    1,772,229,883
     EQ/Putnam Growth & Income Value .................        69,374,206       63,954,738
     EQ/Putnam International Equity ..................       511,114,721      495,171,193
     EQ/Putnam Voyager ...............................        32,333,082       58,441,543
     EQ/Small Company Index ..........................        38,244,486       13,304,582

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Balanced, EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value; as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as a broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

     --------------------------------------------------------------------------------
     November 22, 2002     Removed Portfolio           Surviving Portfolio
     --------------------------------------------------------------------------------
                                                       EQ/Capital Guardian Research
                           EQ/MFS Research Portfolio   Portfolio
     --------------------------------------------------------------------------------
     Shares -- Class B      28,166,798                   28,318,252
     Value -- Class B     $247,678,229                 $247,678,229
     Net Assets before    $247,678,229                 $ 89,132,261
     Net Assets after                                  $336,810,490

     ------------------------------------------------------------------------------------
                         EQ/Alliance Growth Investors Portfolio    EQ/Balanced Portfolio
     ------------------------------------------------------------------------------------
     Shares -- Class B                    1,893,178                         2,046,157
     Value -- Class B                   $26,463,915                      $ 26,463,915
     Net Assets before                  $26,463,915                      $ 86,658,237
     Net Assets after                                                    $113,122,152
     ------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Concluded)


     -----------------------------------------------------------------------------------------------------------
     November 22, 2002 (Concluded)    Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/Alliance Global Portfolio         EQ/Alliance International Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                  1,327,647                             2,127,390
     Value -- Class B                 $15,620,807                          $ 15,620,807
     Net Assets before                $15,620,807                          $ 12,598,522
     Net Assets after                                                      $ 28,219,329
     -----------------------------------------------------------------------------------------------------------
     July 12, 2002                    Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/AXP New Dimensions                EQ/Capital Guardian U.S.
                                      Portfolio                            Equity Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    199,156                           143,629,467
     Value -- Class B                 $ 1,152,217                          $  1,152,217
     Net Assets before                $ 1,152,217                          $139,282,381
     Net Assets after                                                      $140,434,598
     -----------------------------------------------------------------------------------------------------------
                                      EQ/AXP Strategy                      EQ/Alliance Small
                                      Aggressive Portfolio                 Cap Growth Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    110,236                                34,389
     Value -- Class B                 $   328,529                          $    328,529
     Net Assets before                $   328,529                          $157,608,140
     Net Assets after                                                      $157,936,669
     -----------------------------------------------------------------------------------------------------------
     May 18, 2001                     Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/Evergreen Foundation
                                      Portfolio                            EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                  1,134,442
     Value -- Class B                 $10,743,100
     Net Assets before                $10,743,100
     -----------------------------------------------------------------------------------------------------------
                                      Mercury World Strategy Portfolio     EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    938,656
     Value -- Class B                 $ 9,208,212
     Net Assets before                $ 9,208,212
     -----------------------------------------------------------------------------------------------------------
     Total Impact                                                          EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                                                        1,217,578
     Value -- Class B                                                        19,951,312
     Net Assets before                                                     Not held before merger
     Net Assets after                                                      $ 19,951,312
-------------------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:



                                                                                 Asset-based                    Current     Maximum
                                                               Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                               Expense Risks       Charge          Charge        Charge     Charge
                                                              --------------- ---------------- -------------- ----------- ----------
     Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
     Equitable Accumulator Express ........................   0.70%           0.25%            --             0.95%       0.95%
     Accumulator and Rollover IRA issued before
       May 1, 1997 ........................................   0.90%           0.30%            --             1.20%       1.20%
     Equitable Accumulator issued after April 1, 2002 .....   0.75%           0.25%            0.20%          1.20%       1.20%
     Equitable Accumulator issued after May 1, 1997 .......   1.10%           0.25%            --             1.35%       1.35%
     Equitable Accumulator Plus ...........................   0.90%           0.25%            0.25%          1.40%       1.40%
     Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
     Equitable Accumulator Elite, Plus, Select ............   1.10%           0.25%            0.25%          1.60%       1.60%
     Equitable Accumulator Select .........................   1.10%           0.25%            0.35%          1.70%       1.70%
     Equitable Accumulator Elite II .......................   1.10%           0.25%            0.45%          1.80%       1.80%
     Equitable Accumulator Select II ......................   1.10%           0.35%            0.45%          1.90%       1.90%

   The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................      $  10.76     --       --       --       --
0.95% Class B (m) ..........................................      $  10.71     --       --       --       --
1.20% Class B (m) ..........................................      $  10.69     --       --       --       --
1.35% Class B (m) ..........................................      $  10.67     --       --       --       --
1.40% Class B (m) ..........................................      $  10.67     --       --       --       --
1.55% Class B (m) ..........................................      $  10.65     --       --       --       --
1.60% Class B (m) ..........................................      $  10.64     --       --       --       --
1.70% Class B (m) ..........................................      $  10.63     --       --       --       --
1.80% Class B (m) ..........................................      $  10.62     --       --       --       --
1.90% Class B (m) ..........................................      $  10.61     --       --       --       --
Net Assets (000's) .........................................      $204,776     --       --       --       --
Investment Income Ratio Class B** ..........................          5.63%    --       --       --       --
Number of units outstanding, end of period (000's) .........        19,201     --       --       --       --
Total Return
 Lowest 1.90% ..............................................          4.02%    --       --       --       --
 Highest 0.50% .............................................          5.39%    --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   7.97      --       --       --       --
0.95% Class B (m) ..........................................     $   7.93      --       --       --       --
1.20% Class B (m) ..........................................     $   7.91      --       --       --       --
1.35% Class B (m) ..........................................     $   7.90      --       --       --       --
1.40% Class B (m) ..........................................     $   7.89      --       --       --       --
1.55% Class B (m) ..........................................     $   7.88      --       --       --       --
1.60% Class B (m) ..........................................     $   7.88      --       --       --       --
1.70% Class B (m) ..........................................     $   7.87      --       --       --       --
1.80% Class B (m) ..........................................     $   7.86      --       --       --       --
1.90% Class B (m) ..........................................     $   7.85      --       --       --       --
Net Assets (000's) .........................................     $ 25,215      --       --       --       --
Investment Income Ratio Class B** ..........................          --       --       --       --       --
Number of units outstanding, end of period (000's) .........        3,195      --       --       --       --
Total Return
 Lowest 1.90% ..............................................       (20.63)%    --       --       --       --
 Highest 0.50% .............................................       (19.41)%    --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   7.87      --       --       --       --
0.95% Class B (m) ..........................................     $   7.84      --       --       --       --
1.20% Class B (m) ..........................................     $   7.82      --       --       --       --
1.35% Class B (m) ..........................................     $   7.81      --       --       --       --
1.40% Class B (m) ..........................................     $   7.80      --       --       --       --
1.55% Class B (m) ..........................................     $   7.79      --       --       --       --
1.60% Class B (m) ..........................................     $   7.79      --       --       --       --
1.70% Class B (m) ..........................................     $   7.78      --       --       --       --
1.80% Class B (m) ..........................................     $   7.77      --       --       --       --
1.90% Class B (m) ..........................................     $   7.76      --       --       --       --
Net Assets (000's) .........................................     $ 25,053      --       --       --       --
Investment Income Ratio Class B** ..........................          --       --       --       --       --
Number of units outstanding, end of period (000's) .........        3,212      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               -------------------------------------------------
                                                                    2002         2001     2000     1999     1998
                                                                   ------       ------   ------   ------   -----
AXA Premier VIP International Equity (Concluded)
------------------------------------------------
Total Return
 Lowest 1.90% ..............................................        (19.75)%    --       --       --       --
 Highest 0.50% .............................................        (18.61)%    --       --       --       --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    7.71      --       --       --       --
0.95% Class B (m) ..........................................     $    7.67      --       --       --       --
1.20% Class B (m) ..........................................     $    7.65      --       --       --       --
1.35% Class B (m) ..........................................     $    7.64      --       --       --       --
1.40% Class B (m) ..........................................     $    7.64      --       --       --       --
1.55% Class B (m) ..........................................     $    7.63      --       --       --       --
1.60% Class B (m) ..........................................     $    7.62      --       --       --       --
1.70% Class B (m) ..........................................     $    7.61      --       --       --       --
1.80% Class B (m) ..........................................     $    7.61      --       --       --       --
1.90% Class B (m) ..........................................     $    7.60      --       --       --       --
Net Assets (000's) .........................................     $  28,181      --       --       --       --
Investment Income Ratio Class B** ..........................          0.49%     --       --       --       --
Number of units outstanding, end of period (000's) .........         3,689      --       --       --       --
Total Return
 Lowest 1.90% ..............................................        (23.69)%    --       --       --       --
 Highest 0.50% .............................................        (22.59)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    6.84      --       --       --       --
0.95% Class B (m) ..........................................     $    6.81      --       --       --       --
1.20% Class B (m) ..........................................     $    6.80      --       --       --       --
1.35% Class B (m) ..........................................     $    6.79      --       --       --       --
1.40% Class B (m) ..........................................     $    6.78      --       --       --       --
1.55% Class B (m) ..........................................     $    6.77      --       --       --       --
1.60% Class B (m) ..........................................     $    6.77      --       --       --       --
1.70% Class B (m) ..........................................     $    6.76      --       --       --       --
1.80% Class B (m) ..........................................     $    6.76      --       --       --       --
1.90% Class B (m) ..........................................     $    6.75      --       --       --       --
Net Assets (000's) .........................................     $  49,222      --       --       --       --
Investment Income Ratio Class B** ..........................            --      --       --       --       --
Number of units outstanding, end of period (000's) .........         7,258      --       --       --       --
Total Return
 Lowest 1.90% ..............................................        (30.98)%    --       --       --       --
 Highest 0.50% .............................................        (30.13)%    --       --       --       --

AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    7.98      --       --       --       --
0.95% Class B (m) ..........................................     $    7.94      --       --       --       --
1.20% Class B (m) ..........................................     $    7.92      --       --       --       --
1.35% Class B (m) ..........................................     $    7.91      --       --       --       --
1.40% Class B (m) ..........................................     $    7.90      --       --       --       --
1.55% Class B (m) ..........................................     $    7.89      --       --       --       --
1.60% Class B (m) ..........................................     $    7.89      --       --       --       --
1.70% Class B (m) ..........................................     $    7.88      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Value (Concluded)
-------------------------------------------
1.80% Class B (m) ............................................     $   7.87      --       --       --       --
1.90% Class B (m) ............................................     $   7.86      --       --       --       --
Net Assets (000's) ...........................................     $ 55,122      --       --       --       --
Investment Income Ratio Class B** ............................         1.00%     --       --       --       --
Number of units outstanding, end of period (000's) ...........        6,974      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (20.04)%    --       --       --       --
 Highest 0.50% ...............................................       (18.82)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   6.25      --       --       --       --
0.95% Class B (m) ............................................     $   6.22      --       --       --       --
1.20% Class B (m) ............................................     $   6.21      --       --       --       --
1.35% Class B (m) ............................................     $   6.20      --       --       --       --
1.40% Class B (m) ............................................     $   6.20      --       --       --       --
1.55% Class B (m) ............................................     $   6.19      --       --       --       --
1.60% Class B (m) ............................................     $   6.18      --       --       --       --
1.70% Class B (m) ............................................     $   6.18      --       --       --       --
1.80% Class B (m) ............................................     $   6.17      --       --       --       --
1.90% Class B (m) ............................................     $   6.16      --       --       --       --
Net Assets (000's) ...........................................     $ 51,568      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        8,322      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (37.46)%    --       --       --       --
 Highest 0.50% ...............................................       (36.61)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   7.43      --       --       --       --
0.95% Class B (m) ............................................     $   7.40      --       --       --       --
1.20% Class B (m) ............................................     $   7.38      --       --       --       --
1.35% Class B (m) ............................................     $   7.37      --       --       --       --
1.40% Class B (m) ............................................     $   7.37      --       --       --       --
1.55% Class B (m) ............................................     $   7.35      --       --       --       --
1.60% Class B (m) ............................................     $   7.35      --       --       --       --
1.70% Class B (m) ............................................     $   7.34      --       --       --       --
1.80% Class B (m) ............................................     $   7.34      --       --       --       --
1.90% Class B (m) ............................................     $   7.33      --       --       --       --
Net Assets (000's) ...........................................     $ 48,169      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        6,540      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (24.59)%    --       --       --       --
 Highest 0.50% ...............................................       (23.64)%    --       --       --       --

AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   5.71      --       --       --       --
0.95% Class B (m) ............................................     $   5.69      --       --       --       --
1.20% Class B (m) ............................................     $   5.67      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       Years Ended December 31,
                                                               --------------------------------------------------------------------
                                                                    2002          2001           2000         1999          1998
                                                               ------------- -------------  ------------- ------------ ------------
AXA Premier VIP Technology (Concluded)
--------------------------------------
1.35% Class B (m) ............................................   $   5.66            --             --            --           --
1.40% Class B (m) ............................................   $   5.66            --             --            --           --
1.55% Class B (m) ............................................   $   5.65            --             --            --           --
1.60% Class B (m) ............................................   $   5.65            --             --            --           --
1.70% Class B (m) ............................................   $   5.64            --             --            --           --
1.80% Class B (m) ............................................   $   5.64            --             --            --           --
1.90% Class B (m) ............................................   $   5.63            --             --            --           --
Net Assets (000's) ...........................................   $ 13,072            --             --            --           --
Investment Income Ratio Class B** ............................         --            --             --            --           --
Number of units outstanding, end of period (000's) ...........      2,311            --             --            --           --
Total Return
 Lowest 1.90% ................................................     (44.75)%          --             --            --           --
 Highest 0.50% ...............................................     (44.02)%          --             --            --           --

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  41.54      $  58.69       $  78.83            --           --
0.95% Class B (e) ............................................   $  38.47      $  54.60       $  73.67      $  85.83           --
1.20% Class B ................................................   $  36.85      $  52.44       $  70.94      $  82.86      $ 70.74
1.35% Class B ................................................   $  35.92      $  51.19       $  69.35      $  81.12      $ 69.37
1.40% Class B (n) ............................................   $  35.61            --             --            --           --
1.55% Class B (f) ............................................   $  34.70      $  49.56       $  67.28            --           --
1.60% Class B ................................................   $  34.41      $  49.16       $  66.77      $  78.30      $ 67.13
1.70% Class B (n) ............................................   $  33.82            --             --            --           --
1.80% Class B (b) ............................................   $  33.24      $  47.59             --            --           --
1.90% Class B (b) ............................................   $  32.67      $  46.83             --            --           --
Net Assets (000's) ...........................................   $ 60,793      $ 96,588       $135,269      $123,032      $85,029
Investment Income Ratio Class B** ............................       0.01%         0.28%          0.17%         0.14%        0.40%
Number of units outstanding, end of period (000's) ...........      1,711         1,907          1,965         1,517        1,221
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (30.23)%       13.23%        (14.73)%       16.64%       (1.55)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (29.22)%      (25.55)%       (13.77)%       17.42%       (1.16)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $ 180.32      $ 271.84       $ 306.09            --           --
0.95% Class B (e) ............................................   $ 159.61      $ 241.72       $ 273.42      $ 321.89           --
1.20% Class B ................................................   $ 149.11      $ 226.39       $ 256.74      $ 303.01     $ 245.58
1.35% Class B ................................................   $ 143.14      $ 217.65       $ 247.21      $ 292.20     $ 237.18
1.40% Class B (n) ............................................   $ 141.20            --             --            --           --
1.55% Class B (f) ............................................   $ 135.53      $ 206.51       $ 235.03            --           --
1.60% Class B ................................................   $ 133.70      $ 203.81       $ 232.08      $ 275.01     $ 223.79
1.70% Class B (n) ............................................   $ 130.09            --             --            --           --
1.80% Class B (b) ............................................   $ 126.58      $ 193.35             --            --           --
1.90% Class B (b) ............................................   $ 123.15      $ 188.32             --            --           --
Net Assets (000's) ...........................................   $453,046      $743,618       $846,591      $817,163     $430,048
Investment Income Ratio Class B** ............................       0.05%         2.15%          0.45%         0.58%        0.35%
Number of units outstanding, end of period (000's) ...........      3,226         3,478          3,465         2,804        1,807
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (34.61)%        9.33%        (15.61)%       22.89%       26.99%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (33.67)%      (11.19)%       (14.67)%       23.70%       27.51%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $  21.46      --       --       --       --
0.95% Class B (m) ..........................................     $  20.58      --       --       --       --
1.20% Class B (m) ..........................................     $  20.11      --       --       --       --
1.35% Class B (m) ..........................................     $  19.83      --       --       --       --
1.40% Class B (m) ..........................................     $  19.73      --       --       --       --
1.55% Class B (m) ..........................................     $  19.46      --       --       --       --
1.60% Class B (m) ..........................................     $  19.37      --       --       --       --
1.70% Class B (m) ..........................................     $  19.19      --       --       --       --
1.80% Class B (m) ..........................................     $  19.01      --       --       --       --
1.90% Class B (m) ..........................................     $  18.83      --       --       --       --
Net Assets (000's) .........................................     $104,247      --       --       --       --
Investment Income Ratio Class B** ..........................         2.86%     --       --       --       --
Number of units outstanding, end of period (000's) .........        5,280      --       --       --       --
Total Return
 Lowest 1.90% ..............................................       (21.21)%    --       --       --       --
 Highest 0.50% .............................................       (20.16)%    --       --       --       --

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $  20.36      --       --       --       --
0.95% Class B (m) ..........................................     $  19.30      --       --       --       --
1.20% Class B (m) ..........................................     $  18.73      --       --       --       --
1.35% Class B (m) ..........................................     $  18.40      --       --       --       --
1.40% Class B (m) ..........................................     $  18.29      --       --       --       --
1.55% Class B (m) ..........................................     $  17.97      --       --       --       --
1.60% Class B (m) ..........................................     $  17.86      --       --       --       --
1.70% Class B (m) ..........................................     $  17.65      --       --       --       --
1.80% Class B (m) ..........................................     $  17.44      --       --       --       --
1.90% Class B (m) ..........................................     $  17.23      --       --       --       --
Net Assets (000's) .........................................     $183,406      --       --       --       --
Investment Income Ratio Class B** ..........................        10.01%     --       --       --       --
Number of units outstanding, end of period (000's) .........       10,061      --       --       --       --
Total Return
 Lowest 1.90% ..............................................         7.22%     --       --       --       --
 Highest 0.50% .............................................         8.41%     --       --       --       --

EQ/Alliance International (s)
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   9.14      --       --       --       --
0.95% Class B (m) ..........................................     $   8.82      --       --       --       --
1.20% Class B (m) ..........................................     $   8.65      --       --       --       --
1.35% Class B (m) ..........................................     $   8.55      --       --       --       --
1.40% Class B (m) ..........................................     $   8.52      --       --       --       --
1.55% Class B (m) ..........................................     $   8.42      --       --       --       --
1.60% Class B (m) ..........................................     $   8.38      --       --       --       --
1.70% Class B (m) ..........................................     $   8.32      --       --       --       --
1.80% Class B (m) ..........................................     $   8.25      --       --       --       --
1.90% Class B (m) ..........................................     $   8.19      --       --       --       --
Net Assets (000's) .........................................     $ 29,069      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000         1999         1998
                                                               -------------- ------------ ------------- ------------ -----------
EQ/Alliance International (s) (Concluded)
-----------------------------------------
Number of units outstanding, end of period (000's) ...........       3,406            --           --            --          --
Total Return
 Lowest 1.90% ................................................      (10.49)%          --           --            --          --
 Highest 0.50% ...............................................       (9.33)%          --           --            --          --

EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    4.99      $   7.29      $  9.63            --          --
0.95% Class B (e) ............................................   $    4.91      $   7.20      $  9.56       $ 11.82          --
1.20% Class B (d) ............................................   $    4.86      $   7.15      $  9.52       $ 11.80          --
1.35% Class B (d) ............................................   $    4.84      $   7.12      $  9.49       $ 11.79          --
1.40% Class B (n) ............................................   $    4.83            --           --            --          --
1.55% Class B (f) ............................................   $    4.80      $   7.08      $  9.46            --          --
1.60% Class B (d) ............................................   $    4.79      $   7.07      $  9.45       $ 11.77          --
1.70% Class B (n) ............................................   $    4.77            --           --            --          --
1.80% Class B (b) ............................................   $    4.76      $   7.03           --            --          --
1.90% Class B (b) ............................................   $    4.74      $   7.02           --            --          --
Net Assets (000's) ...........................................   $ 232,039      $347,643     $388,954      $168,756          --
Investment Income Ratio Class B** ............................          --          0.01%        0.79%         0.73%         --
Number of units outstanding, end of period (000's) ...........      48,237        49,585       41,078        14,323          --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (32.48)%        4.83%      (19.71)%       17.72%         --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (31.55)%      (24.30)%     (18.80)%       18.24%         --

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................   $   16.46            --           --            --          --
0.95% Class B (m) ............................................   $   15.78            --           --            --          --
1.20% Class B (m) ............................................   $   15.42            --           --            --          --
1.35% Class B (m) ............................................   $   15.20            --           --            --          --
1.40% Class B (m) ............................................   $   15.13            --           --            --          --
1.55% Class B (m) ............................................   $   14.92            --           --            --          --
1.60% Class B (m) ............................................   $   14.85            --           --            --          --
1.70% Class B (m) ............................................   $   14.71            --           --            --          --
1.80% Class B (m) ............................................   $   14.58            --           --            --          --
1.90% Class B (m) ............................................   $   14.44            --           --            --          --
Net Assets (000's) ...........................................   $  89,679            --           --            --          --
Investment Income Ratio Class B** ............................        7.92%           --           --            --          --
Number of units outstanding, end of period (000's) ...........       5,930            --           --            --          --
Total Return
 Lowest 1.90% ................................................        4.49%           --           --            --          --
 Highest 0.50% ...............................................        5.92%           --           --            --          --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   10.32      $  14.86     $  17.22            --          --
0.95% Class B (e) ............................................   $   10.05      $  14.55     $  16.93      $  15.04          --
1.20% Class B ................................................   $    9.91      $  14.38     $  16.78      $  14.94     $ 11.85
1.35% Class B ................................................   $    9.83      $  14.28     $  16.68      $  14.88     $ 11.82
1.40% Class B (n) ............................................   $    9.80            --           --            --          --
1.55% Class B (f) ............................................   $    9.71      $  14.14     $  16.56            --          --
1.60% Class B ................................................   $    9.69      $  14.11     $  16.53      $  14.78     $ 11.77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                      Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001          2000          1999          1998
                                                               ------------- ------------- ------------- ------------- -------------
EQ/Alliance Small Cap Growth (q) (Concluded)
--------------------------------------------
1.70% Class B (n) ............................................   $   9.63            --             --            --           --
1.80% Class B (b) ............................................   $   9.57      $  13.98             --            --           --
1.90% Class B (b) ............................................   $   9.52      $  13.91             --            --           --
Net Assets (000's) ...........................................   $160,910      $209,134      $ 230,265     $ 115,688     $ 75,806
Investment Income Ratio Class B** ............................         --          1.04%            --            --           --
Number of units outstanding, end of period (000's) ...........     16,457        14,714         13,841         7,780        6,414
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (31.56)%       14.37%         11.84%        25.57%       (5.99)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (30.55)%      (13.70)%        13.08%        26.41%       (5.58)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   2.95      $   5.00      $    6.65            --           --
0.95% Class B (g) ............................................   $   2.91      $   4.96      $    6.63            --           --
1.20% Class B (g) ............................................   $   2.89      $   4.94      $    6.62            --           --
1.35% Class B (g) ............................................   $   2.88      $   4.93      $    6.61            --           --
1.40% Class B (n) ............................................   $   2.88            --             --            --           --
1.55% Class B (g) ............................................   $   2.86      $   4.91      $    6.61            --           --
1.60% Class B (g) ............................................   $   2.86      $   4.91      $    6.60            --           --
1.70% Class B (n) ............................................   $   2.85            --             --            --           --
1.80% Class B (b) ............................................   $   2.84      $   4.89             --            --           --
1.90% Class B (b) ............................................   $   2.84      $   4.88             --            --           --
Net Assets (000's) ...........................................   $ 60,201      $102,608      $  90,127            --           --
Investment Income Ratio Class B** ............................         --          0.01%            --            --           --
Number of units outstanding, end of period (000's) ...........     20,996        20,883         13,643            --           --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (41.80)%       21.23%        (33.97)%          --           --
 Highest 0.50%, 0.50%, 0.50% .................................     (41.00)%      (24.81)%       (33.48)%          --           --

EQ/Balanced (k)(s)
------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (n) ............................................   $  40.59            --             --            --           --
0.95% Class B (k) ............................................   $  37.59      $  43.48             --            --           --
1.20% Class B (n) ............................................   $  36.01            --             --            --           --
1.35% Class B (k) ............................................   $  35.10      $  40.77             --            --           --
1.40% Class B (n) ............................................   $  34.80            --             --            --           --
1.55% Class B (k) ............................................   $  33.91      $  39.47             --            --           --
1.60% Class B (k) ............................................   $  33.62      $  39.15             --            --           --
1.70% Class B (n) ............................................   $  33.05            --             --            --           --
1.80% Class B (b) ............................................   $  32.48      $  37.90             --            --           --
1.90% Class B (b) ............................................   $  31.93      $  37.29             --            --           --
Net Assets (000's) ...........................................   $137,208      $ 20,337             --            --           --
Investment Income Ratio Class B** ............................       2.19%         3.88%            --            --           --
Number of units outstanding, end of period (000's) ...........      3,929           507             --            --           --
Total Return
 Lowest 1.90%, 1.90% .........................................     (14.37)%        5.14%            --            --           --
 Highest 0.50%, 0.95% ........................................     (11.86)%       (5.55)%           --            --           --

EQ/Bernstein Diversified Value
------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  10.58      $  12.31      $   12.01            --           --
0.95% Class B (e) ............................................   $  10.35      $  12.09      $   11.84      $  12.20           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001          2000         1999         1998
                                                               ------------- ------------ ------------- ------------ -----------
EQ/Bernstein Diversified Value (Concluded)
------------------------------------------
1.20% Class B (a) ............................................   $  10.22      $  11.97     $  11.75      $  12.13     $ 11.86
1.35% Class B (a) ............................................   $  10.14      $  11.90     $  11.70      $  12.10     $ 11.84
1.40% Class B (n) ............................................   $  10.11            --           --            --          --
1.55% Class B (f) ............................................   $  10.04      $  11.80     $  11.63            --          --
1.60% Class B (a) ............................................   $  10.01      $  11.78     $  11.61      $  12.04     $ 11.81
1.70% Class B (n) ............................................   $   9.96            --           --            --          --
1.80% Class B (b) ............................................   $   9.91      $  11.68           --            --          --
1.90% Class B (b) ............................................   $   9.86      $  11.64           --            --          --
Net Assets (000's) ...........................................   $373,343      $256,192     $174,965      $133,082     $71,422
Investment Income Ratio Class B** ............................       1.59%         1.05%        0.89%         2.97%       1.04%
Number of units outstanding, end of period (000's) ...........     36,996        21,630       14,989        11,006       6,033
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (15.29)%        7.18%       (3.57)%        1.95%      18.14%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (14.05)%        2.50%       (2.45)%        2.55%      18.62%

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (l) ............................................   $   6.48      $   8.85           --            --          --
0.95% Class B (l) ............................................   $   6.38      $   8.76           --            --          --
1.20% Class B (l) ............................................   $   6.33      $   8.70           --            --          --
1.35% Class B (l) ............................................   $   6.29      $   8.67           --            --          --
1.40% Class B (n) ............................................   $   6.28            --           --            --          --
1.55% Class B (l) ............................................   $   6.25      $   8.63           --            --          --
1.60% Class B (l) ............................................   $   6.24      $   8.62           --            --          --
1.70% Class B (n) ............................................   $   6.22            --           --            --          --
1.80% Class B (b) ............................................   $   6.20      $   8.58           --            --          --
1.90% Class B (b) ............................................   $   6.18      $   8.56           --            --          --
Net Assets (000's) ...........................................   $  4,578      $    328           --            --          --
Investment Income Ratio Class B** ............................         --            --           --            --          --
Number of units outstanding, end of period (000's) ...........        731            38           --            --          --
Total Return
 Lowest 1.90%, 1.90% .........................................     (27.80)%        7.16%          --            --          --
 Highest 0.50%, 0.50% ........................................     (26.78)%        2.89%          --            --          --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.52      $   8.90     $  11.30            --          --
0.95% Class B (e) ............................................   $   7.40      $   8.79     $  11.22      $  14.00          --
1.20% Class B (d) ............................................   $   7.33      $   8.73     $  11.17      $  13.97          --
1.35% Class B (d) ............................................   $   7.29      $   8.69     $  11.14      $  13.96          --
1.40% Class B (n) ............................................   $   7.27            --           --            --          --
1.55% Class B (f) ............................................   $   7.23      $   8.65     $  11.10            --          --
1.60% Class B (d) ............................................   $   7.22      $   8.64     $  11.09      $  13.93          --
1.70% Class B (n) ............................................   $   7.19            --           --            --          --
1.80% Class B (b) ............................................   $   7.16      $   8.59           --            --          --
1.90% Class B (b) ............................................   $   7.14      $   8.57           --            --          --
Net Assets (000's) ...........................................   $114,882      $ 99,965     $109,358      $ 38,743          --
Investment Income Ratio Class B** ............................       1.42%         1.77%        0.47%           --          --
Number of units outstanding, end of period (000's) ...........     15,843        11,548        9,845         2,778          --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (16.69)%        7.25%      (20.39)%       39.35%         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               -------------------------------------------------------------------
                                                                    2002           2001           2000          1999       1998
                                                               -------------- --------------  ------------- ----------- ----------
EQ/Capital Guardian International (Concluded)
---------------------------------------------
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (15.51)%       (21.24)%       (19.50)%      39.96%        --

EQ/Capital Guardian Research (r)
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    8.22      $   10.97      $   11.25           --         --
0.95% Class B (e) ............................................   $    8.08      $   10.83      $   11.16      $ 10.64         --
1.20% Class B (d) ............................................   $    8.01      $   10.76      $   11.12      $ 10.62         --
1.35% Class B (d) ............................................   $    7.97      $   10.72      $   11.09      $ 10.61         --
1.40% Class B (n) ............................................   $    7.95             --             --           --         --
1.55% Class B (f) ............................................   $    7.91      $   10.66      $   11.05           --         --
1.60% Class B (d) ............................................   $    7.89      $   10.65      $   11.04      $ 10.60         --
1.70% Class B (n) ............................................   $    7.86             --             --           --         --
1.80% Class B (b) ............................................   $    7.83      $   10.59             --           --         --
1.90% Class B (b) ............................................   $    7.80      $   10.56             --           --         --
Net Assets (000's) ...........................................   $ 324,026      $  79,895      $  62,742      $20,913         --
Investment Income Ratio Class B** ............................        0.43%          0.22%          1.69%        0.42%        --
Number of units outstanding, end of period (000's) ...........      40,818          7,485          5,673        1,972         --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (26.14)%        11.48%          4.15%        5.95%        --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (25.07)%        (2.49)%         5.38%        6.42%        --

EQ/Capital Guardian U.S. Equity (p)
-----------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    7.89      $   10.39      $   10.66           --         --
0.95% Class B (e) ............................................   $    7.76      $   10.26      $   10.58      $ 10.31         --
1.20% Class B (d) ............................................   $    7.69      $   10.20      $   10.53      $ 10.29         --
1.35% Class B (d) ............................................   $    7.65      $   10.15      $   10.50      $ 10.28         --
1.40% Class B (n) ............................................   $    7.63             --             --           --         --
1.55% Class B (f) ............................................   $    7.59      $   10.10      $   10.47           --         --
1.60% Class B (d) ............................................   $    7.57      $   10.09      $   10.46      $ 10.26         --
1.70% Class B (n) ............................................   $    7.55             --             --           --         --
1.80% Class B (b) ............................................   $    7.52      $   10.03             --           --         --
1.90% Class B (b) ............................................   $    7.49      $   10.00             --           --         --
Net Assets (000's) ...........................................   $ 189,328      $ 163,523      $ 121,719      $54,949         --
Investment Income Ratio Class B** ............................        0.42%          0.32%          2.33%        1.28%        --
Number of units outstanding, end of period (000's) ...........      24,868         16,170         11,617        5,350         --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (25.10)%        12.51%          1.95%        2.62%        --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (24.06)%        (2.53)%         3.07%        3.07%        --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    5.94      $    6.34      $    6.72           --         --
0.95% Class B (e) ............................................   $    5.80      $    6.22      $    6.62      $ 11.15         --
1.20% Class B (a) ............................................   $    5.72      $    6.15      $    6.56      $ 11.08     $ 5.73
1.35% Class B (a) ............................................   $    5.67      $    6.11      $    6.53      $ 11.04     $ 5.72
1.40% Class B (n) ............................................   $    5.66             --             --           --         --
1.55% Class B (f) ............................................   $    5.61      $    6.06      $    6.49           --         --
1.60% Class B (a) ............................................   $    5.59      $    6.04      $    6.47      $ 10.97     $ 5.70
1.70% Class B (n) ............................................   $    5.56             --             --           --         --
1.80% Class B (b) ............................................   $    5.53      $    5.99             --           --         --
1.90% Class B (b) ............................................   $    5.50      $    5.96             --           --         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                      Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001         2000          1999          1998
                                                               ------------- ------------- ------------- ------------ --------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
Net Assets (000's) ...........................................   $ 58,530      $ 55,188     $  57,855      $ 53,732     $   11,574
Investment Income Ratio Class B** ............................         --            --            --            --             --
Number of units outstanding, end of period (000's) ...........     10,375         9,079         8,892         4,873          2,042
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (7.72)%       27.64%       (41.02)%       92.46%        (28.19)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (6.31)%       (5.65)%      (40.34)%       93.89%        (27.90)%

EQ/Equity 500 Index (j)
-----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  20.16      $  26.11     $   29.88            --             --
0.95% Class B (g) ............................................   $  19.37      $  25.20     $   28.97            --             --
1.20% Class B (g) ............................................   $  18.94      $  24.71     $   28.47            --             --
1.35% Class B ................................................   $  18.69      $  24.41     $   28.18      $  31.67     $    26.73
1.40% Class B (n) ............................................   $  18.61            --            --            --             --
1.55% Class B (g) ............................................   $  18.36      $  24.03     $   27.79            --             --
1.60% Class B (g) ............................................   $  18.28      $  23.93     $   27.69            --             --
1.70% Class B (n) ............................................   $  18.11            --            --            --             --
1.80% Class B (b) ............................................   $  17.95      $  23.56            --            --             --
1.90% Class B (b) ............................................   $  17.79      $  23.37            --            --             --
Net Assets (000's) ...........................................   $561,948      $586,435     $ 622,118            --             --
Investment Income Ratio Class B** ............................       1.04%         0.85%         1.96%         0.91%          0.90%
Number of units outstanding, end of period (000's) ...........     30,324        24,226        22,202            --             --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.35%, 1.35% ....................     (23.88)%        7.81%       (11.24)%       18.48%         26.03%
 Highest 0.50%, 0.50%, 0.50%, 1.35%, 1.35% ...................     (22.79)%      (12.62)%      (10.26)%       18.48%         26.03%

EQ/Evergreen Omega
------------------
Unit Value 0.95% to 1.90%*
0.50% Class B (n) ............................................   $   5.99            --            --            --             --
0.95% Class B (e) ............................................   $   5.88      $   7.81     $    9.50      $  10.87             --
1.20% Class B (n) ............................................   $   5.82            --            --            --             --
1.35% Class B (c) ............................................   $   5.79      $   7.72     $    9.43      $  10.82             --
1.40% Class B (n) ............................................   $   5.77            --            --            --             --
1.55% Class B (f) ............................................   $   5.74      $   7.67     $    9.39            --             --
1.60% Class B (c) ............................................   $   5.73      $   7.66     $    9.38      $  10.80             --
1.70% Class B (n) ............................................   $   5.70            --            --            --             --
1.80% Class B (b) ............................................   $   5.68      $   7.61            --            --             --
1.90% Class B (b) ............................................   $   5.66      $   7.59            --            --             --
Net Assets (000's) ...........................................   $ 13,052      $  3,565     $   2,455      $  1,050             --
Investment Income Ratio Class B** ............................         --          0.01%         0.30%         0.66%            --
Number of units outstanding, end of period (000's) ...........      2,262           464           261            97             --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (25.43)%        8.89%       (13.15)%        7.97%            --
 Highest 0.50%, 0.95%, 0.95%, 0.95% ..........................     (24.37)%      (17.79)%      (12.60)%        8.68%            --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.01      $   8.64     $   10.03            --             --
0.95% Class B (h) ............................................   $   6.93      $   8.59     $   10.01            --             --
1.20% Class B (h) ............................................   $   6.89      $   8.56     $   10.00            --             --
1.35% Class B (h) ............................................   $   6.87      $   8.54     $   10.00            --             --
1.40% Class B (n) ............................................   $   6.86            --            --            --             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                        Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001           2000          1999          1998
                                                               ------------- -------------  ------------- ------------- ------------
EQ/FI Mid Cap (Concluded)
-------------------------
1.55% Class B (h) ............................................   $   6.84      $   8.52       $   9.99            --            --
1.60% Class B (h) ............................................   $   6.83      $   8.51       $   9.99            --            --
1.70% Class B (n) ............................................   $   6.81            --             --            --            --
1.80% Class B (b) ............................................   $   6.80      $   8.49             --            --            --
1.90% Class B (b) ............................................   $   6.78      $   8.48             --            --            --
Net Assets (000's) ...........................................   $129,102      $ 80,508       $ 18,728            --            --
Investment Income Ratio Class B** ............................       0.01%         0.23%          0.41%           --            --
Number of units outstanding, end of period (000's) ...........     18,844         9,447          1,874            --            --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (20.05)%       16.73%         (0.01)%          --            --
 Highest 0.50%, 0.50%, 0.50% .................................     (18.87)%      (13.86)%         0.26%           --            --

EQ/FI Small/Mid Cap
-------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   9.89      $  11.66       $  11.27            --            --
0.95% Class B (h) ............................................   $   9.64      $  11.41       $  11.08            --            --
1.20% Class B (h) ............................................   $   9.51      $  11.28       $  10.98            --            --
1.35% Class B (h) ............................................   $   9.42      $  11.20       $  10.92            --            --
1.40% Class B (n) ............................................   $   9.40            --             --            --            --
1.55% Class B (h) ............................................   $   9.32      $  11.09       $  10.84            --            --
1.60% Class B (h) ............................................   $   9.29      $  11.07       $  10.82            --            --
1.70% Class B (n) ............................................   $   9.24            --             --            --            --
1.80% Class B (b) ............................................   $   9.18      $  10.96             --            --            --
1.90% Class B (b) ............................................   $   9.13      $  10.91             --            --            --
Net Assets (000's) ...........................................   $173,781      $ 82,875       $  7,396            --            --
Investment Income Ratio Class B** ............................       0.70%         0.97%          2.30%           --            --
Number of units outstanding, end of period (000's) ...........     18,536         7,454            681            --            --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (16.32)%       13.94%          3.46%           --            --
 Highest 0.50%, 0.50%, 0.50% .................................     (15.18)%        3.46%          4.61%           --            --

EQ/High Yield
-------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  26.08      $  27.00       $  26.95            --            --
0.95% Class B (e) ............................................   $  24.25      $  25.23       $  25.30      $  28.03            --
1.20% Class B ................................................   $  23.29      $  24.29       $  24.42      $  27.13       $ 28.48
1.35% Class B ................................................   $  22.73      $  23.74       $  23.90      $  26.59       $ 27.96
1.40% Class B (n) ............................................   $  22.55            --             --            --            --
1.55% Class B (f) ............................................   $  22.00      $  23.03       $  23.23            --            --
1.60% Class B ................................................   $  21.83      $  22.86       $  23.07      $  25.73       $ 27.12
1.70% Class B (n) ............................................   $  21.48            --             --            --            --
1.80% Class B (b) ............................................   $  21.13      $  22.17             --            --            --
1.90% Class B (b) ............................................   $  20.79      $  21.83             --            --            --
Net Assets (000's) ...........................................   $228,627      $187,477       $156,909      $157,921      $143,036
Investment Income Ratio Class B** ............................      10.07%        10.30%         11.18%        12.15%        11.53%
Number of units outstanding, end of period (000's) ...........     10,205         8,008          6,613         5,951         5,113
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (4.76)%        5.85%        (10.34)%       (5.13)%       (6.90)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (3.41)%        0.19%         (9.35)%       (4.50)%       (6.50)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- -----------
EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $   7.53      $   9.21      $  12.42            --           --
0.95% Class B (e) ..........................................   $   7.36      $   9.05      $  12.26       $ 15.02           --
1.20% Class B (a) ..........................................   $   7.27      $   8.96      $  12.16       $ 14.94      $ 11.87
1.35% Class B (a) ..........................................   $   7.21      $   8.90      $  12.11       $ 14.90      $ 11.85
1.40% Class B (n) ..........................................   $   7.19            --            --            --           --
1.55% Class B (f) ..........................................   $   7.14      $   8.83      $  12.04            --           --
1.60% Class B (a) ..........................................   $   7.12      $   8.81      $  12.02       $ 14.82      $ 11.82
1.70% Class B (n) ..........................................   $   7.08            --            --            --           --
1.80% Class B (b) ..........................................   $   7.05      $   8.74            --            --           --
1.90% Class B (b) ..........................................   $   7.01      $   8.71            --            --           --
Net Assets (000's) .........................................   $ 61,433      $ 63,725      $ 80,736       $63,426      $24,688
Investment Income Ratio Class B** ..........................       1.02%         0.33%         1.00%         2.06%        2.30%
Number of units outstanding, end of period (000's) .........      8,565         7,195         6,688         4,262        2,084
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ..................     (19.52)%        0.57%       (18.89)%       25.38%       18.17%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% .................     (18.24)%      (25.85)%      (18.02)%       26.26%       18.65%

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $  13.80      $  12.65      $  11.78            --           --
0.95% Class B (e) ..........................................   $  13.49      $  12.43      $  11.62       $ 10.53           --
1.20% Class B (a) ..........................................   $  13.32      $  12.30      $  11.54       $ 10.47      $ 10.77
1.35% Class B (a) ..........................................   $  13.22      $  12.23      $  11.48       $ 10.44      $ 10.76
1.40% Class B (n) ..........................................   $  13.19            --            --            --           --
1.55% Class B (f) ..........................................   $  13.09      $  12.13      $  11.41            --           --
1.60% Class B (a) ..........................................   $  13.05      $  12.10      $  11.40       $ 10.39      $ 10.73
1.70% Class B (n) ..........................................   $  12.99            --            --            --           --
1.80% Class B (b) ..........................................   $  12.92      $  12.00            --            --           --
1.90% Class B (b) ..........................................   $  12.85      $  11.96            --            --           --
Net Assets (000's) .........................................   $676,993      $423,723      $232,778       $156,534     $98,314
Investment Income Ratio Class B** ..........................       5.39%         5.43%         6.03%         5.52%        6.77%
Number of units outstanding, end of period (000's) .........     51,512        34,831        20,320        15,003        9,138
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ..................       7.44%        (0.84)%        9.72%        (3.17)%       7.28%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20%, ................       9.09%         7.39%        10.93%        (2.53)%       7.72%

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $   4.47      $   6.45      $   8.42            --           --
0.95% Class B (h) ..........................................   $   4.43      $   6.41      $   8.41            --           --
1.20% Class B (h) ..........................................   $   4.40      $   6.39      $   8.40            --           --
1.35% Class B (h) ..........................................   $   4.39      $   6.38      $   8.39            --           --
1.40% Class B (n) ..........................................   $   4.38            --            --            --           --
1.55% Class B (h) ..........................................   $   4.36      $   6.36      $   8.39            --           --
1.60% Class B (h) ..........................................   $   4.36      $   6.36      $   8.39            --           --
1.70% Class B (n) ..........................................   $   4.35            --            --            --           --
1.80% Class B (b) ..........................................   $   4.34      $   6.34            --            --           --
1.90% Class B (b) ..........................................   $   4.33      $   6.33            --            --           --
Net Assets (000's) .........................................   $ 84,342      $ 80,396      $ 18,736            --           --
Investment Income Ratio Class B** ..........................         --          0.01%         0.32%           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               --------------------------------------------------------------------
                                                                    2002           2001           2000          1999        1998
                                                               -------------- -------------  -------------- ----------- -----------
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
Number of units outstanding, end of period (000's) ...........      19,297        12,636           3,233           --          --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................      (31.60)%       10.07%         (16.13)%         --          --
 Highest 0.50%, 0.50%, 0.50% .................................      (30.70)%      (23.40)%        (15.82)%         --          --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   11.08      $  12.93       $   11.04           --          --
0.95% Class B (e) ............................................   $   10.84      $  12.70       $   10.89      $  9.28          --
1.20% Class B (a) ............................................   $   10.70      $  12.57       $   10.81      $  9.23     $  9.18
1.35% Class B (a) ............................................   $   10.62      $  12.50       $   10.76      $  9.20     $  9.17
1.40% Class B (n) ............................................   $   10.59            --              --           --          --
1.55% Class B (f) ............................................   $   10.51      $  12.39       $   10.69           --          --
1.60% Class B (a) ............................................   $   10.49      $  12.37       $   10.68      $  9.15     $  9.14
1.70% Class B (n) ............................................   $   10.43            --              --           --          --
1.80% Class B (b) ............................................   $   10.38      $  12.27              --           --          --
1.90% Class B (b) ............................................   $   10.33      $  12.22              --           --          --
Net Assets (000's) ...........................................   $ 233,903      $169,843       $ 106,984      $63,403     $46,785
Investment Income Ratio Class B** ............................        0.79%         4.42%           2.89%        1.21%       0.52%
Number of units outstanding, end of period (000's) ...........      22,123        13,643           9,962        6,892       5,103
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (15.47)%       17.57%          16.69%        0.11%      (8.56)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (14.31)%       17.12%          17.93%        0.77%      (8.18)%

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.90%*
0.50% Class B (l) ............................................   $   10.01      $  11.37              --           --          --
0.95% Class B (l) ............................................   $    9.95      $  11.36              --           --          --
1.20% Class B (l) ............................................   $    9.91      $  11.35              --           --          --
1.35% Class B (l) ............................................   $    9.89      $  11.34              --           --          --
1.40% Class B (n) ............................................   $    9.89            --              --           --          --
1.55% Class B (l) ............................................   $    9.87      $  11.33              --           --          --
1.60% Class B (l) ............................................   $    9.86      $  11.33              --           --          --
1.70% Class B (n) ............................................   $    9.85            --              --           --          --
1.80% Class B (b) ............................................   $    9.83      $  11.32              --           --          --
1.90% Class B (b) ............................................   $    9.82      $  11.32              --           --          --
Net Assets (000's) ...........................................   $ 116,998      $  3,718              --           --          --
Investment Income Ratio Class B** ............................        0.04%           --              --           --          --
Number of units outstanding, end of period (000's) ...........      11,834           328              --           --          --
Total Return
 Lowest 1.90%, 1.90% .........................................      (13.25)%        6.88%             --           --          --
 Highest 0.50%, 0.50% ........................................      (11.96)%       13.36%             --           --          --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (n) ............................................   $   14.84            --              --           --          --
0.95% Class B (e) ............................................   $   14.47      $  17.53       $   16.77      $ 15.14          --
1.20% Class B (n) ............................................   $   14.26            --              --           --          --
1.35% Class B ................................................   $   14.14      $  17.20       $   16.52      $ 14.98     $ 12.76
1.40% Class B (n) ............................................   $   14.10            --              --           --          --
1.55% Class B (f) ............................................   $   13.98      $  17.04       $   16.40           --          --
1.60% Class B ................................................   $   13.94      $  17.00       $   16.37      $ 14.88     $ 12.71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002         2001          2000         1999         1998
                                                               ------------- ------------ ------------- ------------ ------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.70% Class B (n) ............................................   $  13.86            --            --           --           --
1.80% Class B (b) ............................................   $  13.78      $  16.84            --           --           --
1.90% Class B (b) ............................................   $  13.70      $  16.76            --           --           --
Net Assets (000's) ...........................................   $183,216      $141,613     $ 119,837     $ 88,949     $ 56,004
Investment Income Ratio Class B** ............................       1.18%         3.46%         5.55%        7.32%        6.59%
Number of units outstanding, end of period (000's) ...........     13,004         8,262         7,266        5,939        4,389
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (18.26)%       14.66%        10.01%       17.07%        9.76%
 Highest 0.50%, 0.95%, 0.95%, 0.95%, 1.35% ...................     (17.09)%        4.53%        10.77%       17.81%       10.00%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   9.77      $  14.96     $   22.79           --           --
0.95% Class B (e) ............................................   $   9.53      $  14.64     $   22.42     $  27.88           --
1.20% Class B ................................................   $   9.39      $  14.47     $   22.21     $  27.70      $ 16.14
1.35% Class B ................................................   $   9.31      $  14.37     $   22.09     $  27.59      $ 16.10
1.40% Class B (n) ............................................   $   9.28            --            --           --           --
1.55% Class B (f) ............................................   $   9.20      $  14.23     $   21.92           --           --
1.60% Class B ................................................   $   9.18      $  14.20     $   21.88     $  27.40      $ 16.03
1.70% Class B (n) ............................................   $   9.12            --            --           --           --
1.80% Class B (b) ............................................   $   9.07      $  14.07            --           --           --
1.90% Class B (b) ............................................   $   9.02      $  14.00            --           --           --
Net Assets (000's) ...........................................   $188,909      $342,882     $ 532,893     $429,503     $152,831
Investment Income Ratio Class B** ............................         --          0.02%         2.00%        2.72%          --
Number of units outstanding, end of period (000's) ...........     20,399        23,969        24,193       15,578        9,493
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (35.57)%       14.88%       (20.15)%      70.93%       32.37%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (34.70)%       34.36%       (19.24)%      72.02%       32.95%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.02      $   8.94     $   10.69           --           --
0.95% Class B (e) ............................................   $   6.90      $   8.82     $   10.59     $  10.77           --
1.20% Class B (c) ............................................   $   6.83      $   8.75     $   10.54     $  10.74           --
1.35% Class B (c) ............................................   $   6.79      $   8.71     $   10.51     $  10.72           --
1.40% Class B (n) ............................................   $   6.77            --            --           --           --
1.55% Class B (f) ............................................   $   6.73      $   8.66     $   10.47           --           --
1.60% Class B (c) ............................................   $   6.72      $   8.64     $   10.45     $  10.70           --
1.70% Class B (n) ............................................   $   6.69            --            --           --           --
1.80% Class B (b) ............................................   $   6.66      $   8.59            --           --           --
1.90% Class B (b) ............................................   $   6.64      $   8.56            --           --           --
Net Assets (000's) ...........................................   $169,062      $209,512     $ 191,799     $ 96,101           --
Investment Income Ratio Class B** ............................       0.55%         0.44%         0.42%        0.69%          --
Number of units outstanding, end of period (000's) ...........     25,059        24,165        18,298        8,970           --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (22.43)%        5.14%        (2.34)%       6.98%          --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................     (21.48)%      (16.37)%       (1.19)%       7.68%          --

EQ/Money Market
---------------
Unit Value 0.00% to 1.90%*
0.00% Class B ................................................   $  38.24      $  37.77     $   36.47     $  34.41     $  32.86
0.50% Class B (i) ............................................   $  34.34      $  34.09     $   33.08           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001         2000          1999         1998
                                                               ------------- ------------ ------------ ------------- -----------
EQ/Money Market (Concluded)
---------------------------
0.95% Class B (e) ............................................   $  31.16      $  31.08      $  30.29    $  28.85          --
1.20% Class B ................................................   $  29.52      $  29.51      $  28.84    $  27.54    $  26.62
1.35% Class B ................................................   $  28.57      $  28.61      $  28.00    $  26.78    $  25.92
1.40% Class B (n) ............................................   $  28.26            --            --          --          --
1.55% Class B (f) ............................................   $  27.35      $  27.44      $  26.91          --          --
1.60% Class B ................................................   $  27.06      $  27.16      $  26.65    $  25.55    $  24.80
1.70% Class B (n) ............................................   $  26.47            --            --          --          --
1.80% Class B (b) ............................................   $  25.90      $  26.05            --          --          --
1.90% Class B (b) ............................................   $  25.34      $  25.51            --          --          --
Net Assets (000's) ...........................................   $751,628      $690,107      $439,105    $369,868    $224,484
Investment Income Ratio Class B** ............................       3.15%         3.76%         5.90%       5.09%       4.86%
Number of units outstanding, end of period (000's) ...........     26,987        24,948        16,149      13,931       8,069
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (0.67)%        0.00%         4.31%       3.02%       3.42%
 Highest 0.00%, 0.00%, 0.00%, 0.00%, 0.00% ...................       1.24%         3.56%         5.99%       4.72%       5.08%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  10.13      $  12.57      $  13.56          --          --
0.95% Class B (e) ............................................   $   9.87      $  12.31      $  13.34    $  12.61          --
1.20% Class B ................................................   $   9.73      $  12.16      $  13.21    $  12.52     $ 12.85
1.35% Class B ................................................   $   9.64      $  12.08      $  13.14    $  12.47     $ 12.82
1.40% Class B (n) ............................................   $   9.62            --            --         --           --
1.55% Class B (f) ............................................   $   9.53      $  11.97      $  13.04          --          --
1.60% Class B ................................................   $   9.51      $  11.94      $  13.02    $  12.39     $ 12.76
1.70% Class B (n) ............................................   $   9.45            --            --         --           --
1.80% Class B (b) ............................................   $   9.40      $  11.82            --         --           --
1.90% Class B (b) ............................................   $   9.34      $  11.77            --         --           --
Net Assets (000's) ...........................................   $351,427      $436,613      $413,937    $385,552    $327,690
Investment Income Ratio Class B** ............................       1.36%         0.96%         1.01%       7.64%       2.46%
Number of units outstanding, end of period (000's) ...........     36,586        36,246        31,527      30,923      25,563
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (20.65)%        5.36%         5.08%      (2.90)%     10.96%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (19.41)%       (7.30)%        6.25%      (2.29)%     11.45%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  11.70      $  14.10      $  18.06          --          --
0.95% Class B (e) ............................................   $  11.40      $  13.81      $  17.77    $  20.45          --
1.20% Class B ................................................   $  11.24      $  13.65      $  17.60    $  20.32    $  12.83
1.35% Class B ................................................   $  11.14      $  13.55      $  17.50    $  20.23    $  12.80
1.40% Class B (n) ............................................   $  11.11            --            --          --          --
1.55% Class B (f) ............................................   $  11.02      $  13.42      $  17.37          --          --
1.60% Class B ................................................   $  10.98      $  13.39      $  17.34    $  20.10    $  12.75
1.70% Class B (n) ............................................   $  10.92            --            --          --          --
1.80% Class B (b) ............................................   $  10.86      $  13.26            --          --          --
1.90% Class B (b) ............................................   $  10.80      $  13.20            --          --          --
Net Assets (000's) ...........................................   $258,604      $292,625      $353,019    $298,371    $143,589
Investment Income Ratio Class B** ............................       0.64%         0.66%         9.45%       9.81%       0.04%
Number of units outstanding, end of period (000's) ...........     23,303        21,672        20,205      14,753      11,219
Total Return

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               -------------------------------------------------------------------
                                                                    2002           2001        2000         1999          1998
                                                               -------------- ------------- ------------ ----------- -------------
EQ/Putnam International Equity (Concluded)
------------------------------------------
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (18.18)%        4.31%        (13.73)%      57.65%        17.62%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (17.02)%      (21.93)%       (12.75)%      58.73%        18.03%

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    9.84      $  13.43      $   17.87           --            --
0.95% Class B (e) ............................................   $    9.59      $  13.15      $   17.57    $   21.58            --
1.20% Class B ................................................   $    9.46      $  13.00      $   17.41    $   21.43     $   16.65
1.35% Class B ................................................   $    9.38      $  12.90      $   17.32    $   21.35     $   16.61
1.40% Class B (n) ............................................   $    9.35            --             --           --            --
1.55% Class B (f) ............................................   $    9.27      $  12.78      $   17.19           --            --
1.60% Class B ................................................   $    9.24      $  12.75      $   17.16    $   21.20     $   16.54
1.70% Class B (n) ............................................   $    9.19            --             --           --            --
1.80% Class B (b) ............................................   $    9.14      $  12.63             --           --            --
1.90% Class B (b) ............................................   $    9.08      $  12.57             --           --            --
Net Assets (000's) ...........................................   $ 194,509      $295,990      $ 395,776    $ 383,699     $ 174,624
Investment Income Ratio Class B** ............................        0.10%           --           1.59%        2.74%         0.11%
Number of units outstanding, end of period (000's) ...........      20,819        23,007         22,879       17,975        10,514
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (27.76)%        6.97%        (19.06)%      28.17%        34.14%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (26.73)%      (24.85)%       (18.18)%      29.03%        34.60%

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    8.97      $  11.40      $   11.22           --            --
0.95% Class B (e) ............................................   $    8.77      $  11.19      $   11.07    $   11.57            --
1.20% Class B (a) ............................................   $    8.66      $  11.07      $   10.99    $   11.51     $    9.65
1.35% Class B (a) ............................................   $    8.59      $  11.01      $   10.94    $   11.48     $    9.64
1.40% Class B (n) ............................................   $    8.57            --             --           --            --
1.55% Class B (f) ............................................   $    8.50      $  10.92      $   10.87           --            --
1.60% Class B (a) ............................................   $    8.48      $  10.90      $   10.86    $   11.42     $    9.61
1.70% Class B (n) ............................................   $    8.44            --             --           --            --
1.80% Class B (b) ............................................   $    8.40      $  10.81             --           --            --
1.90% Class B (b) ............................................   $    8.35      $  10.77             --           --            --
Net Assets (000's) ...........................................   $  71,737      $ 60,777      $  54,793    $  39,713     $  17,722
Investment Income Ratio Class B** ............................        0.61%         0.58%          7.05%        6.67%         3.62%
Number of units outstanding, end of period (000's) ...........       8,384         5,542          5,020        3,462         1,839
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (22.47)%       18.29%         (4.90)%      18.83%        (3.87)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (21.32)%        1.60%         (3.88)%      19.58%        (3.48)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

(a) Units were made available for sale on January 1, 1998.
(b) Units were made available for sale on October 8, 2001.
(c) Units were made available for sale on January 4, 1999.
(d) Units were made available for sale on May 1, 1999.
(e) Units were made available for sale on September 27, 1999.
(f) Units were made available for sale on March 1, 2000.
(g) Units were made available for sale on May 2, 2000.
(h) Units were made available for sale on September 5, 2000.
(i) Units were made available for sale on October 2, 2000.
(j) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(k) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(l) Units were made available for sale on September 4, 2001.
(m) Units were made available on January 14, 2002.
(n) Units were made available for sale on April 1, 2002.
(o) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(q) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.40%, 1.55%, 1.60%, 1.70%, 1.80%, and 1.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.


          1.  Separate Account Nos. 45 and 49:

                - Report of Independent Accountants - PricewaterhouseCoopers
                  LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2002;
                - Statements of Operations for the Year Ended December 31, 2002;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2002 and 2001; and
                - Notes to Financial Statements.

          2.    The Equitable Life Assurance Society of the United States:

                - Report of Independent Accountants - PricewaterhouseCoopers
                  LLP;
                - Consolidated Balance Sheets as of December 31, 2002 and
                  2001;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2002, 2001 and 2000;
                - Consolidated Statements of Equity for Years Ended December
                  31, 2002, 2001 and 2000;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2002, 2001 and 2000; and
                - Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account Nos. 45 and 49 and The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., previously filed with this Registration Statement, File No. 333-05593 on May 1, 1998.

              (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

              4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 (File No. 33-83750), filed August 31, 1995.

              (e) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (f) Forms of data pages for the Rollover IRA, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (g) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 333-05593 on October 9, 1996.

              (h) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

              (i) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (j) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (k) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (l) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (m) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (n) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (o) Forms of data pages for the Accumulator, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (p) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (q) Form of Defined Benefit endorsement no. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to
                   Exhibit 4 (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

              (r) Form of Guaranteed Interest Account endorsement no. 98ENGIAII, and data pages 94ICA/B, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (s) Form of data pages for Equitable Accumulator TSA, previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (t) Form of Endorsement Applicable to TSA Certificates, previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (u)  Form of data pages for Equitable Accumulator (IRA, NQ, QP and
                   TSA), previously filed with this Registration Statement, File No. 333-05593 on November 30, 1998.

              (v) Form of data pages (as revised), for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (w) Form of Endorsement No. 98 ENIRAI to Contract No. 1050-94IC and the Certificate under the Contract, previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (x) Forms of data pages for Equitable Accumulator Flexible Premium IRA and Flexible Premium Roth IRA, previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (y) Form of data pages for Equitable Accumulator Contracts (NQ, QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (z) Form of data pages for the new version of Equitable Accumulator previously filed with this Registration Statement, File No. 333-05593 on Form N-4 on November 23, 1999.

           (a)(a) Form of Endorsement (Form No. 2000 ENIRAI-IM) to be used with IRA certificates, previously filed with this Registration Statement No. 333-05593 on Form N-4 on April 25, 2000.

           (b)(b) Form of Endorsement applicable to Roth IRA Contracts Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (c)(c) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (d)(d) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (e)(e) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (f)(f) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (g)(g) Form of Amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (h)(h) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (i)(i) Form of Data Pages for Accumulator, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (j)(j) Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (k)(k)  Form of Endorsement applicable to Fixed Maturity
                   Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (l)(l) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement
                   File No. 333-05593 on December 20, 2001.

           (m)(m)  Form of Guaranteed Minimum Income Benefit Rider,
                   Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (o)(o)  Form of Guaranteed Minimum Death Benefit Rider,
                   Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-05593 on
                   December 20, 2001.

           (p)(p) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement
                   File No. 333-05593 on December 20, 2001.

           (q)(q) Form of Data Page for Accumulator, Form No. 2002DPCore previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (r)(r) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (s)(s) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed
                   March 8, 2002.

           (t)(t) Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (u)(u) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (v)(v) Form of Protection Plus Optional Death Benefit Rider, Form. No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (w)(w) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6%orAR incorporated herein by reference to
                   Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (x)(x) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                   Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (y)(y) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (z)(z) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                   Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(b) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(c) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option.

           (a)(d) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85.

           (a)(e) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85.

           (a)(f) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB.

           (a)(g) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit) (No. 2002 GMIB).

           (a)(h) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB).

         5. (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, incorporated herein by reference to Exhibit 5(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b)  Forms of Enrollment Form/Application for Rollover IRA,
                   Choice Income Plan and Accumulator, incorporated herein by reference to Exhibit 5(b)(i) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (c) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

              (d) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (e) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ AND QP), previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on November 30, 1998.

              (h) Form of Enrollment Form/Application (as revised) for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement File No. 333-05593 on April 30, 1999.


              (j) Form of application for Accumulator, Form No. 2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (k) Form of application for Accumulator, Form No. 2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953).

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-60730 on December 5, 2001.

         9. (a) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 333-05593 on April 30, 1998.

              (b) Opinion and Consent of Robin Wagner, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-05593 on November 23, 1999.

        10.   (a)  Consent of PricewaterhouseCoopers LLP.

              (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

              (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

        11.   Not applicable.

        12.   Not applicable.

        13.   (a)  Formulae for Determining Money Market Fund Yield for a
                   Seven-Day Period for the INCOME MANAGER, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (b) Formulae for Determining Cumulative and Annualized Rates of Return for the INCOME MANAGER, previously filed with this Registration Statement No. 333-05593 on June 10, 1997.

              (c) Formulae for Determining Standardized Performance Value and Annualized Average Performance Ratio for INCOME MANAGER Certificates, previously filed with this Registration Statement No. 333-05593 on June 10, 1997.

Item 25. Directors and Officers of Depositor.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
VIVENDI UNIVERSAL and
42, avenue de Friedland
75008 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Saks Fifth Avenue Enterprises
12 East 49th Street
New York, NY  10017

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY 11439


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Selig Ehrlich                              Executive Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

 Jennifer Blevins                           Executive Vice President

 MaryBeth  Farrell                          Executive Vice President

 John M. Lefferts                           Executive Vice President and
                                            President of Retail Distribution

 Deanna M. Mulligan                         Executive Vice President

 Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

 Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

          Separate Account No. 49 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002


                                                                                        State of   State of               Number of
                                                                              Type of   Incorp. or Principal   Federal      Shares
                                                                             Subsidiary  Domicile  Operation  Tax ID #      Owned
                                                                             ----------  --------  ---------  ---------     -----
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     DE         NY    13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                  ND         ND    45-0373941        1,000
     AXA Financial Services, LLC   (Note 2)                                                 DE         NY    52-2197822            -
        AXA Distribution Holding Corporation  (Note 2)                                      DE         NY    13-4078005        1,000
           AXA Advisors, LLC     (Note 5)                                                   DE         NY    13-4071393            -
           AXA Network, LLC     (Note 6)                                     Operating      DE         NY    06-1555494            -
              AXA Network of Alabama, LLC                                    Operating      AL         AL    06-1562392            -
              AXA Network of Connecticut, Maine and New York, LLC            Operating      DE         NY    13-4085852            -
              AXA Network Insurance Agency of Massachusetts, LLC             Operating      MA         MA    04-3491734            -
              AXA Network of Nevada, Inc.                                    Operating      NV         NV    13-3389068
              AXA Network of Puerto Rico, Inc.                               Operating     P.R.       P.R.   66-0577477
              AXA Network Insurance Agency of Texas, Inc.                    Operating      TX         TX    75-2529724            -
           Paramount Planners, LLC                                           Operating      DE         NY    06-1602479            -
        The Equitable Life Assurance Society of the United States  (Note 2)* Insurance      NY         NY    13-5570651    2,000,000
           The Equitable of Colorado, Inc. *                                 Insurance      CO         CO    13-3198083    1,000,000
           Equitable Deal Flow Fund, L.P.                                    Investment     DE         NY    13-3385076            -
              Equitable Managed Assets, L.P.                                 Investment     DE         NY    13-3385080            -
           Real Estate Partnership Equities (various)                        Investment     **                    -                -
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO         NY         NY    22-2766036            -
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              HCO         DE         NY    13-2677213    5,000,000
           Wil-Gro, Inc                                                      Investment     PA         PA    23-2702404        1,000
           STCS, Inc.                                                        Investment     DE         NY    13-3761592        1,000
           Fox Run, Inc.                                                     Investment     MA         NY    23-2762596        1,000
           FTM Corp.                                                         Investment     MD         MD    13-3778225        1,000
           EVSA, Inc.                                                        Investment     DE         PA    23-2671508           50
           Equitable Rowes Wharf, Inc.                                       Investment     MA         MA    04-3272826        1,000
           Prime Property Funding II, Inc.                                   Operating      DE         NY    13-3961599
           Sarasota Prime Hotels, LLC                                        Investment     FL         GA    58-2330533            -
           ECLL, Inc.                                                        Investment     MI         GA    58-2377569





                                                                                      Parent's
                                                                                     Percent of
                                                                                      Ownership                 Comments
                                                                                      or Control        (e.g., Basis of Control)
                                                                                      ----------        ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                             100.00%
     AXA Financial Services, LLC   (Note 2)                                            100.00%
        AXA Distribution Holding Corporation  (Note 2)                                 100.00%
           AXA Advisors, LLC     (Note 5)                                              100.00%
           AXA Network, LLC     (Note 6)                                               100.00%
              AXA Network of Alabama, LLC                                              100.00%
              AXA Network of Connecticut, Maine and New York, LLC                      100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                       100.00%
              AXA Network of Nevada, Inc.                                              100.00%
              AXA Network of Puerto Rico, Inc.                                         100.00%
              AXA Network Insurance Agency of Texas, Inc.                              100.00%
           Paramount Planners, LLC                                                     100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)*           100.00%          NAIC # 62944
           The Equitable of Colorado, Inc. *                                           100.00%          NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                                    -          G.P & L.P.
              Equitable Managed Assets, L.P.                                                 -          G.P.
           Real Estate Partnership Equities (various)                                        -          **
           Equitable Holdings, LLC  (Notes 3 & 4)                                      100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                     100.00%
           Wil-Gro, Inc.                                                               100.00%
           STCS, Inc.                                                                  100.00%
           Fox Run, Inc.                                                               100.00%
           FTM Corp.                                                                   100.00%
           EVSA, Inc.                                                                  100.00%
           Equitable Rowes Wharf, Inc.                                                 100.00%
           Prime Property Funding II, Inc.                                             100.00%
           Sarasota Prime Hotels, LLC                                                  100.00%
           ECLL, Inc.                                                                  100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002               03/24/03
---------------------------------------------------------

    *   Affiliated Insurer

    ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

                Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

                Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

                Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

            As of SEPTEMBER 30, 2002, AXF and its subsidiaries owned 51.41% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
                   AXF held directly 32,623,675 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital
                     Units (2.09%),
                   ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.50%),
                     and
                   ECMC, LLC owned 24,415,727 Alliance Capital Units (9.77%).

                Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

              In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.95% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock Exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp. was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
---------------------------------------------------------


Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
                Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
                August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
                November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001.
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997.
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING A - EQUITABLE HOLDINGS, LLC


                                                                                        State of   State of                Number of
                                                                             Type of   Incorp. or Principal     Federal      Shares
                                                                            Subsidiary  Domicile  Operation    Tax ID #      Owned
                                                                            ----------  --------  ---------    ---------     -----
AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                        Operating     DE         NY      13-3049038       500
              Equitable Casualty Insurance Company *                         Operating     VT         VT      06-1166226     1,000
              ECMC, LLC   (See Note 4 on Page 2)                             Operating     DE         NY      13-3266813         -
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment    DE         NY      13-3544879         -
              Alliance Capital Management Corporation (See Note 4 on Page 2) Operating     DE         NY      13-3633538       100
                 See Attached Listing B
              Equitable JVS, Inc.                                            Investment    DE         GA      58-1812697     1,000
                 Astor Times Square Corp.                                    Investment    NY         NY      13-3593699       100
                 Astor/Broadway Acquisition Corp.                            Investment    NY         NY      13-3593692       100
                 PC Landmark, Inc.                                           Investment    TX         TX      75-2338215     1,000
                 EJSVS, Inc.                                                 Investment    DE         NJ      58-2169594     1,000
              AXA Distributors, LLC                                          Operating     DE         NY      52-2233674         -
                 AXA Distributors Insurance Agency of Alabama, LLC           Operating     DE         AL      52-2255113         -
                 AXA Distriburors Insurance Agency, LLC                      Operating     DE     CT, ME,NY   06-1579051         -
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating     MA         MA      04-3567096         -
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating     TX         TX      74-3006330     1,000
              J.M.R. Realty Services, Inc.                                   Operating     DE         NY      13-3813232     1,000
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating     DE         NJ      22-3492811       100



                                                                                         Parent's
                                                                                        Percent of
                                                                                        Ownership          Comments
                                                                                        or Control (e.g., Basis of Control)
                                                                                        ---------- ------------------------

AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                                      100.00%
              Equitable Casualty Insurance Company *                                       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                           100.00%
                 Equitable Capital Private Income & Equity                                           ECMC is G.P.
                   Partnership II, L.P.                                                          -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)               100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                                          100.00%
                 Astor Times Square Corp.                                                  100.00%
                 Astor/Broadway Acquisition Corp.                                          100.00% G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                                         100.00%
                 EJSVS, Inc.                                                               100.00%
              AXA Distributors, LLC                                                        100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                         100.00%
                 AXA Distriburors Insurance Agency, LLC                                    100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC                   100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.                          100.00%
              J.M.R. Realty Services, Inc.                                                 100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                100.00%



*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA
            Distributors, LLC.



AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                            State of   State of            Number of
                                                                                 Type of   Incorp. or Principal   Federal     Shares
                                                                                Subsidiary  Domicile  Operation  Tax ID #     Owned
                                                                                ----------  --------  ---------  ---------    -----
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation


                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)Operating      DE         NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating      DE         NY    13-3434400
                    Albion Alliance LLC                                         Operating      DE         NY    13-3903734
                    Cursitor Alliance LLC                                          HCO         DE         MA    22-3424339
                       Cursitor Eaton Asset Management Co.                      Operating      NY         MA    13-3379955
                    Alliance Capital Management LLC                                HCO         DE         NY
                       Sanford C. Bernstein & Co., LLC                          Operating      DE         NY
                    Alliance Capital Management Corp. of Delaware                  HCO         DE         NY    13-2778645        10
                       ACAM Trust Company Private Ltd.                          Operating    India      India        -
                       ACM Global Investor Services S.A.                        Operating     Lux.       Lux.        -
                          ACM Fund Services (Espana) S.L.                       Operating    Spain      Spain        -
                       ACM International (France) SAS                           Operating    France     France       -
                       ACM Software Services Ltd.                               Operating      DE         NY    13-3910857
                       Alliance Barra Research Institute, Inc.                  Operating      DE         NY    13-3548918     1,000
                       Alliance Capital Asset Management (Japan) Ltd            Operating    Japan      Japan        -
                       Alliance Capital Australia Limited                       Operating    Aust.      Aust.        -
                          Far Eastern Alliance Asset Management                 Operating    Taiwan     Taiwan       -
                       Alliance Capital Global Derivatives Corp.                Operating      DE         NY    13-3626546     1,000
                       Alliance Capital Latin America Ltd.                      Operating    Brazil     Brazil       -
                       Alliance Capital Limited                                 Operating     U.K.       U.K.        -       250,000
                          Alliance Capital Services Ltd.                        Operating     U.K.       U.K.        -         1,000
                             Dimensional Trust Management Ltd.                  Operating     U.K.       U.K.        -        50,000
                       Alliance Capital (Luxembourg) S.A.                       Operating     Lux.       Lux.        -         3,999
                       Alliance Capital Management (Asia) Ltd.                  Operating      DE     Singapore 13-3752293
                       Alliance Capital Management Australia Limited            Operating    Aust.      Aust.        -
                       Alliance Capital Management Canada, Inc.                 Operating      DE       Canada  13-3630460    18,750
                       Alliance Capital Management New Zealand Limited          Operating     N.Z.       N.Z.        -


                                                                               Parent's
                                                                              Percent of
                                                                              Ownership          Comments
                                                                              or Control (e.g., Basis of Control)
                                                                              ---------- ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                    owns 1% GP interest in Alliance Capital
                                                                                         Management L.P. and 100,000 GP units in
                                                                                         Alliance Capital Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page          -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                           37.60% Equitable Life = 4.7%; 3rd parties = 57.7%
                    Cursitor Alliance LLC                                        100.00%
                       Cursitor Eaton Asset Management Co.                       100.00%
                    Alliance Capital Management LLC                              100.00%
                       Sanford C. Bernstein & Co., LLC                           100.00%
                    Alliance Capital Management Corp. of Delaware                100.00%
                       ACAM Trust Company Private Ltd.                           100.00%
                       ACM Global Investor Services S.A.                          99.00% Alliance Capital Oceanic Corp. owns 1%
                          ACM Fund Services (Espana) S.L.                        100.00%
                       ACM International (France) SAS                            100.00%
                       ACM Software Services Ltd.                                100.00%
                       Alliance Barra Research Institute, Inc.                   100.00%
                       Alliance Capital Asset Management (Japan) Ltd             100.00%
                       Alliance Capital Australia Limited                        100.00%
                          Far Eastern Alliance Asset Management                   20.00% 3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                 100.00%
                       Alliance Capital Latin America Ltd.                        99.00% Alliance Capital Oceanic Corp. owns 1%
                       Alliance Capital Limited                                  100.00%
                          Alliance Capital Services Ltd.                         100.00%
                             Dimensional Trust Management Ltd.                   100.00%
                       Alliance Capital (Luxembourg) S.A.                         99.98% Alliance Cap. Oceanic Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                   100.00%
                       Alliance Capital Management Australia Limited              50.00% 3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  100.00%
                       Alliance Capital Management New Zealand Limited            50.00% 3rd parties = 50%


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                          State of   State of              Number of
                                                                               Type of   Incorp. or Principal     Federal    Shares
                                                                              Subsidiary  Domicile  Operation    Tax ID #    Owned
                                                                              ----------  --------  ---------    ---------   -----

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.         Operating  So Africa  So Africa        -
                          Alliance-MBCA Capital (Private) Ltd.                Operating   Zimbabwe   Zimbabwe        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                               Operating    Nambia     Nambia         -
                       Alliance Capital Management (Singapore) Ltd.           Operating  Singapore  Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.              Operating  Mauritius  Mauritius        -
                          Alliance Capital Asset Management (India)Private LtdOperating    India      India          -
                       Alliance Capital Oceanic Corp.                         Operating      DE         NY      13-3441277    1,000
                       Alliance Corporate Finance Group Inc.                  Operating      DE         NY      52-1671668    1,000
                       Alliance Eastern Europe, Inc.                          Operating      DE         NY      13-3802178
                       Alliance Fund Distributors, Inc.                       Operating      DE         NY      13-3191825      100
                       Alliance Global Investor Services, Inc.                Operating      DE         NJ      13-3211780      100
                       Alliance SBS-AGRO Capital Management Co.               Operating    Russia     Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                 Operating   So Korea   So Korea        -
                       New Alliance Asset Management (Asia) Ltd               Operating     H.K.       H.K.          -
                          ACM New-Alliance (Luxembourg) S.A.                  Operating     Lux.       Lux.          -
                       Meiji - Alliance Capital Corp.                         Operating      DE         NY      13-3613617   50,000
                       Sanford C. Bernstein Ltd.                              Operating     U.K.       U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.          Operating     U.K.       U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                  Operating    Aust.      Aust.          -
                       Whittingdale Holdings Ltd.                             Operating     U.K.       U.K.          -
                          ACM Investments Ltd.                                Operating     U.K.       U.K.          -
                          Alliance Asset Allocation Ltd.                      Operating     U.K.       U.K.          -
                          Alliance Capital Whittingdale Ltd.                  Operating     U.K.       U.K.          -
                          Alliance Cecogest S.A.                              Operating    France     France         -
                          Cursitor Alliance Services Ltd.                     Operating     U.K.       U.K.          -
                          Cursitor Holdings Ltd.                              Operating     U.K.       U.K.          -
                             Draycott Partners. Ltd.                          Operating      MA        U.K.     98-0116774
                             Cursitor Management Co. S.A.                     Operating     Lux.       Lux.          -
                          Whittingdale Nominees Ltd.                          Operating     U.K.       U.K.          -



                                                                                    Parent's
                                                                                   Percent of
                                                                                   Ownership          Comments
                                                                                   or Control (e.g., Basis of Control)
                                                                                   ---------- ------------------------

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.ofDelaware(Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                  80.00% 3rd parties = 20%
                          Alliance-MBCA Capital (Private) Ltd.                         50.00% 3rd parties = 50%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                                       100.00%
                       Alliance Capital Management (Singapore) Ltd.                   100.00%
                       Alliance Capital (Mauritius) Private Ltd.                      100.00%
                          Alliance Capital Asset Management (India) Priv               75.00% 3rd parties = 25%
                       Alliance Capital Oceanic Corp.                                 100.00% inactive
                       Alliance Corporate Finance Group Inc.                          100.00%
                       Alliance Eastern Europe, Inc.                                  100.00%
                       Alliance Fund Distributors, Inc.                               100.00%
                       Alliance Global Investor Services, Inc.                        100.00% formerly, Alliance Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                        49.00% 3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                          20.00% 3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                        50.00% 3rd parties = 50%
                          ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       Meiji - Alliance Capital Corp.                                  50.00% Meiji Mutual Life owns 50%
                       Sanford C. Bernstein Ltd.                                      100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       Sanford C. Bernstein Proprietary Ltd.                          100.00%
                       Whittingdale Holdings Ltd.                                     100.00%
                          ACM Investments Ltd.                                        100.00%
                          Alliance Asset Allocation Ltd.                              100.00%
                          Alliance Capital Whittingdale Ltd.                          100.00%
                          Alliance Cecogest S.A.                                      100.00%
                          Cursitor Alliance Services Ltd.                             100.00%
                          Cursitor Holdings Ltd.                                      100.00%
                             Draycott Partners. Ltd.                                  100.00%
                             Cursitor Management Co. S.A.                             100.00%
                          Whittingdale Nominees Ltd.                                  100.00%

Item 27. Number of Contractowners

         As of February 28, 2003, there were 94,766 owners of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters
         -----------------------------------------
         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of Equitable, are the principal underwriters for Separate Accounts 49, 301, FP,
EQ Advisors Trust and AXA VIP Trust. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

     (i) AXA Advisors, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Executive Vice President and Director

 Jerald E. Hampton                    Vice Chairman of the Board and Director

 John M. Lefferts                     President, Chief Executive Officer and
                                      Director

 G. Patrick McGunagle                 Executive Vice President and Director

 Michael S. Martin                    Chairman of the Board and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 David Conine                         Director
 1345 Avenue of the Americas
 33rd Floor
 New York, NY 10105

 Fred Folco                           Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

 Geoffrey H. Radbill                  Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Denise DiBlasi                       Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President

*Robert Schmidt                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Eric Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Chief Operations
                                      Officer

*Donna M. Dazzo                       First Vice President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Philomena Scamardella                First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Mary E. Cantwell                     Vice President

 Catherine Genty                      Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Sandi Narvaez                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President

 Charlton Bulkin                      Assistant Vice President

     (ii) AXA Distributors, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      ----------------------

 Charles Wilder                       Director and Chief Operating Officer

 Jerald Hampton                       Director and Chairman of the Board

 Richard Matteis                      Director

 Deanna Mulligan                      Director

 Hunter Allen                         Senior Vice President and National
                                      Sales Director

 Michael McDaniel                     Senior Vice President and Broker Dealer
                                      National Sales Manager

 Michael Brandreit                    Senior Vice President

 Megan Condron                        Senior Vice President and Key Account
                                      Manager

 Harry Johnson                        Senior Vice President

 Chris Gabrielsen                     Senior Vice President

 Robert Mullett                       Senior Vice President

 Daniel Roebuck                       Senior Vice President

 David Kahal                          Senior Vice President

 Mark Scalercio                       Senior Vice President

 David Hughes                         Senior Vice President

 Thomas Bullen                        Senior Vice President and Director
                                      of Key Account Relationships

 Patrick O'Shea                       Vice President and Chief
                                      Financial Officer

 Norman J. Abrams                     Vice President and Counsel

 Ronald R. Quist                      Vice President and Treasurer

 Linda Galasso                        Vice President and Secretary

 Francesca Divone                     Assistant Secretary

          (c) The information under "Distribution of the Contracts" in the Prospectus and the Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

          The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2003.




                                        SEPARATE ACCOUNT No. 49 OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)


                                        By: /s/ Robin Wagner
                                           ---------------------
                                        Robin Wagner
                                        Vice President and Counsel
                                        The Equitable Life
                                        Assurance Society of the United
                                        States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

April 23, 2003
                                       C-14

                                 EXHIBIT INDEX

EXHIBIT NO.                                                         TAG VALUE
-----------                                                         ---------
   4(a)(c)    Form of Endorsement (No. 2002 NQBCO)                  EX-99.4ac

   4(a)(d)    Form of Guaranteed Minimum Death Benefit Rider        EX-99.4ad
              (annual ratchet) (No. 2002 GMDB-6% Rollup)

   4(a)(e)    Form of Guaranteed Minimum Death Benefit Rider        EX-99.4ae
              (No. 2002 GMDB-6% Rollup)

   4(a)(f)    Form of Guaranteed Minimum Death Benefit Rider        EX-99.4af
              (No. 2002 GMDB-6% or AR)

   4(a)(g)    Form of Guaranteed Minimum Income Benefit Rider       EX-99.4ag
              (No. 2002 GMIB)

   4(a)(h)    Form of Protection Plus Optional Death Benefit        EX-99.4ah
              Rider (No. 2002 PPDB)

  10(a)       Consent of PricewaterhouseCoopers LLP                 EX-99.10a



                                     C-15